AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2013
                                                      REGISTRATION NO. 033-02460
                                                               AND NO. 811-04819

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER [_]

                           THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                      POST-EFFECTIVE AMENDMENT NO. 34 [X]

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 46 [X]

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            10350 Ormsby Park Place

                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                            10350 Ormsby Park Place
                           Louisville, Kentucky 40223

                  It is proposed that this filing will become
                                   effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2013 pursuant to paragraph (b) of Rule 485

       [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             [_] on     , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

          [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

    Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

Jefferson National [LOGO]                                     MAXIFLEX INDIVDUAL


                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT C




                                                          MAY 1, 2013 PROSPECTUS

--------------------------------------------------------------------------------

                              Maxiflex Individual
          Individual Flexible Premium Deferred Fixed/Variable Annuity

            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY


      This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Jefferson National Life Insurance Company ("Jefferson National" or "Company" "we", "us", "our"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale. The Contracts are designed for use in retirement planning.


      The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts. The Contract has a variety of investment options: a Fixed Account and several subaccounts, each of which invests in one of the Investment Portfolios listed in Appendix A. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

      Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.



      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.


      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:


     o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

     o Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

  The Contracts:

     o    are not bank deposits

     o    are not federally insured

     o    are not endorsed by any bank or government agency

     o    are not guaranteed and may be subject to loss of principal


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents


                                                                            Page

Definitions of Special Terms...................................................4
Highlights.....................................................................5
Fee Table......................................................................6
Examples of Fees and Expenses..................................................7
Condensed Financial Information................................................7
Jefferson National.............................................................8
Contract Owner Inquiries.......................................................8
Financial Statements...........................................................8
The Variable Account...........................................................8
Variable Account Investment Options............................................8
     Administrative, Marketing and Support Services Fees.......................9
     Voting Rights.............................................................9
Fixed Account..................................................................9
The Contracts..................................................................9
Accumulation Provisions.......................................................10
     Purchase Payments........................................................10
     Allocation of Purchase Payments..........................................10
     Accumulation Units.......................................................10
     Accumulation Unit Values.................................................10
Transfers.....................................................................10
     Early Cut-Off Times......................................................10
     How You Can Make Transfers...............................................10
     Excessive Trading Limits.................................................11
     Dollar Cost Averaging Program............................................12
     Rebalancing Program......................................................12
     Advisory Fee Withdrawals.................................................12
     Interest Sweep Program...................................................13
     Withdrawals..............................................................13
     Suspension of Payments...................................................13
Restrictions Under Optional Retirement Programs...............................13
Restrictions Under Section 403(b) Plans.......................................13
Systematic Withdrawal Program.................................................13
Loans.........................................................................13
Charges and Deductions........................................................14
     Withdrawal Charge........................................................14
     Withdrawal Charge Waivers................................................14
     Administrative Fee (Annual Contract Fee).................................15
     Mortality and Expense Risk Charge........................................15
     Premium Taxes............................................................15
     Investment Portfolio Expenses............................................15
     Reduction or Elimination of Contract Charges.............................15
     Other Charges............................................................15
Death Benefits................................................................16
The Annuity Period - Settlement Provisions....................................16
     Electing the Annuity Period and Form of Annuity..........................16
     Annuity Options..........................................................16
     Transfers During the Annuity Period......................................17
     Death Benefit During the Annuity Period..................................17
     Other Contract Provisions................................................18
Taxes.........................................................................18
     Annuity Contracts in General.............................................18
     Tax Status of the Contracts..............................................18

--------------------------------------------------------------------------------


     Taxation of Non-Qualified Contracts......................................19
     Taxation of Qualified Contracts..........................................20
     Possible Tax Law Changes.................................................20
General Matters...............................................................20
     Distribution of Contracts................................................20
     Legal Proceedings........................................................21
     Independent Registered Public Accounting Firm............................21
Appendix A--More Information About the Investment Portfolios..................22
Appendix B--Condensed Financial Information...................................27
Appendix C--Deductions for Taxes - Qualified and Nonqualified Contracts.......47
Privacy Policy................................................................48
Table of Contents of the Statement of Additional Information..................49

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Definitions of Special Terms


   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of both Annuitants are used to determine Annuity Payments.


   ANNUITY DATE: The date on which Annuity Payments begin, as selected by you, or as required by the Contract. If a prior date is not selected, the Annuity Date is the Maximum Maturity Date.


   ANNUITY OPTION(S): Income Plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".


   CODE: Internal Revenue Code of 1986, as amended.


   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTRACT(S): The Maxiflex individual flexible premium variable deferred annuity, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.


   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Variable Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   CONTRACT YEAR: A period of 12 months beginning with the effective date of your Contract.


   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or Annuitant, depending on your Contract, or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Withdrawal Charge. This period of time is generally 10 days from receipt, but certain states may require a longer period.

   INDIVIDUAL ACCOUNT: The record We establish to represent your interest in an Investment Option before the Annuity Date.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Variable Account Annual Expenses (Mortality and Expense Risk Fees plus the Administrative Charge). These charges are included in Our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the sub-account you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Variable Account and the Fixed Account.

   INVESTMENT PORTFOLIO(S): The variable Investment Option(s) available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners may only be designated for Non-Qualified Contracts. Joint Owners must be the spouses (except in those states where this restriction is not allowed).


   MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100.

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with any pension Plan, specially sponsored program or individual retirement account ("IRA").


   OWNER: The person(s) (including Joint-Owners) or entity entitled to ownership rights under the Contract. The Owner is also referred to as "you" in this prospectus.

   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under

--------------------------------------------------------------------------------

a pension Plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

   SUB-ACCOUNT: A segment within the Variable Account which invests in a single Investment Portfolio.

   VALUATION PERIOD: The period of time from the end of one Business Day to the end of the next Business Day.


   VARIABLE ACCOUNT: The separate account We established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into Sub-accounts.


   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

   WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

Highlights


   The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. The Contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contracts are intended to be used to accumulate money for retirement. The Contracts provide for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The single Purchase Payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale. The Company no longer accepts rollovers, transfers, or 1035 exchanges into existing contracts or to fund new contracts.


   All deferred annuity contracts, like the Contracts, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances.

   If you are considering purchasing a Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contracts are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

   These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

   RETIREMENT PLANS: The Contracts may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

   DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

   LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

   ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you or the Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. We deem this period as ending 15 days after we mail a contract. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

   TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

   INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Purchase Payment Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender Payment Contract the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses


                                               Flexible Purchase Payment Contract          Single Purchase Payment Contract
Withdrawal Charge (as a percentage of
amount redeemed)(1)......................                      8%                                         7%
Transfer Fee.............................                     None                                       None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.


                                               Flexible Purchase Payment Contract          Single Purchase Payment Contract
Annual Contract Fee(2)...................           $20 per contract per year                 $25 per contract per year
Annual Expenses of Variable Account
(as a percentage of average account value)
Mortality and Expense Fees(3)..............                   1.00%                                     1.00%
Other Expenses...........................                     None                                      None
Total Annual Expenses of Variable Account                     1.00%                                     1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.


                                                                                                       Minimum       Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,            Gross: 0.27%   Gross: 4.73%
distribution and/or service (12b-1) fees, and other expenses)(4)...............................       Net: 0.27%     Net: 3.37%


(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total Contract Value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) We reserve the right to reduce or waive the fee.


(3) Jefferson National has guaranteed the total of the investment management fees charged against JNF Chicago Equity Partners Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this guarantee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2014. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, Contract fees, Annual Expenses of the Variable Account, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:



                                                                             Flexible Purchase Payment Contract
Assuming Maximum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $1257.00        $2183.42        $3167.48         $5621.83

Assuming Minimum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $947.00         $990.17         $1141.18         $1726.91

                                                                              Single Purchase Payment Contract
Assuming Maximum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $1162.00        $2107.45        $3099.07         $5657.45

Assuming Minimum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $852.00         $916.65         $1079.17         $1781.52



(2) If you annuitize at the end of the applicable time period (except under certain circumstances):


                                                                             Flexible Purchase Payment Contract
Assuming Maximum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $1257.00        $2183.42        $2806.17         $5621.83

Assuming Minimum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $947.00         $990.17         $788.76          $1726.91

                                                                              Single Purchase Payment Contract
Assuming Maximum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $1162.00        $2107.45        $3099.07         $5657.45

Assuming Minimum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $852.00         $916.65         $814.77          $1781.52


(3) If you do not surrender your Contract:


                                                                             Flexible Purchase Payment Contract
Assuming Maximum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $457.00        $1642.568        $2806.17         $5621.83

Assuming Minimum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $147.00         $456.75         $788.76          $1726.91

                                                                              Single Purchase Payment Contract
Assuming Maximum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $462.00         $1656.66        $2828.02         $5657.45

Assuming Minimum Investment                                       1 year         3 years         5 years          10 years
Portfolio Operating Expenses................................     $152.00         $472.05         $814.77          $1781.52


Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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Jefferson National

   Jefferson National Life Insurance Company was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Contract Owner Inquiries

   You should direct any inquiries you have regarding your Individual Contract, or any related matter to the Company's Website, or to the address and telephone number shown in the front of this prospectus.

Financial Statements

   The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

   Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

   The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

   The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

   Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

   (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

   (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

   (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

   (e) to change the way Jefferson National assesses charges, so long as the charges are not increased beyond the maximum charges guaranteed by the Contract.

   New or substitute Investment Portfolios may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options


   The Contract currently offers several Variable Account Investment Options (subaccounts), each of which invests in an Investment Portfolio listed in Appendix A of this Prospectus. Appendix A contains information about the Investment Options. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those subaccounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.


   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of an Investment Portfolio prospectus visit Our Website, or call Jefferson National at: (866) 667-0561.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Portfolios will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more


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redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

   Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

   The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Voting Rights

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5% or the minimum rate prescribed by applicable state law. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Variable Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan. Loan provisions are described in detail in your Contract.

   See your Contract for more information on the Fixed Account.

The Contracts

   The Contracts, like all deferred annuity contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

   There are two types of Contracts described in this prospectus:

   (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

   (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

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Accumulation Provisions

Purchase Payments

   The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

   You can make Purchase Payments to Jefferson National at its Administrative Office. Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

   (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

  (c) a combination of both.

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Accumulation Units

 We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

   Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

   1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

   2. subtracting the daily amount of the mortality and expense risk fee.

   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

   During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. Limits on transfers to the Fixed Account may apply. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone.

Early Cut Off Times

Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

How You Can Make Transfers

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.


   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.


   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

   SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily

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available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

   You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

   Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.


   We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

   We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, Jefferson National will not be liable for following instructions which it reasonably believes to be genuine. Under certain circumstances, your statement may serve as the confirmation for transactions you made during the quarter covered by the statement.


   Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract. We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.


   The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Owner


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exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.


   As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.


   FREQUENT TRADING. We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix A), the Money Market Portfolio(s) and the Direxion Dynamic VP HY Bond Fund. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A. This list may change any time without notice.


   If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.


   With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

   If a transfer request is restricted or denied, the person placing the transfer request will be notified (You or your Registered Representative or Financial Advisor).


Dollar Cost Averaging Program

   Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. Jefferson National reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You can request that rebalancing occur monthly, quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for

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further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

   Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

   The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the Contract Value as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable Withdrawal Charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such Annuity Payments terminates.

   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, tax penalties and certain restrictions.

Suspension of Payments

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;

   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

   If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law;

   (2) retirement; or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

   (1) when you attain age 59 1/2,

   (2) when you separate from service,

   (3) when you die,

   (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

   (5) in the case of hardship, or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

   o salary reduction contributions made after December 31, 1988;

   o income attributable to such contributions; and

   o income attributable to amounts held as of December 31, 1988.

   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Systematic Withdrawal Program

   The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Loans

 Your Contract may contain a loan provision issued in


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connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract. The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

   If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge each year beginning with the second Contract year, subject to any applicable limitations. If you own a flexible Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge, (excluding advisory fees) but you may not make more than one free withdrawal in any calendar year. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a Withdrawal Charge.

   Jefferson National will calculate the deduction for Withdrawal Charges on the amount withdrawn in excess of the 10% free withdrawal when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of Contract Value. For the second or subsequent withdrawals in a Contract year, we will calculate the Withdrawal Charge on the total amount of each withdrawal. We do not deduct Withdrawal Charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable Withdrawal Charge if the number of years under an annuity option for a guaranteed period selected is less than five.

   The Withdrawal Charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Contract Value. The Withdrawal Charges are:

CONTRACT        FLEXIBLE PURCHASE        SINGLE PURCHASE
YEAR             PAYMENT CONTRACT        PAYMENT CONTRACT
1                       8%                      7%
2                       7%                      6%
3                       6%                      5%
4                       5%                      4%
5                       4%                      3%
6                       3%                      0%
7                       2%                      0%
8                       1%                      0%
Thereafter              0%                      0%

Examples

(1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Contract during the third Contract year:

    VALUE OF
    CONTRACT
       OR
   INDIVIDUAL
     ACCOUNT         SINGLE
     (AMOUNT        PREMIUM        WITHDRAWAL     ADMINISTRATIVE    REDEMPTION
    REDEEMED)       PAYMENT         CHARGE        FEE DEDUCTION*      PAYMENT
     $11,800        $10,000       $531 (5% x            $25           $11,244
                                   $10,620)

* Applicable to full withdrawals only.

(2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Contract during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

      AMOUNT            AMOUNT           WITHDRAWAL            REDEMPTION
     REQUESTED         REDEEMED            CHARGE               PAYMENT
     $1,000.00         $1,052.63         $52.63 (5%)           $1,000.00

   In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the Withdrawal Charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The Individual Contract value will be reduced by this amount.

   If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Withdrawal Charge Waivers

   WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;

   o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

   o  your employment was involuntarily terminated by your employer; and

   o you certify to us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

   WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

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   o  confinement begins after the first Contract year;

   o confinement is prescribed by a qualified physician and is medically necessary;

   o request for this benefit is made during confinement or within 60 days after confinement ends; and

   o  we receive proof of confinement.

   This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.

   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   o This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

   This benefit may not be available in your state.

   With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

Administrative Fee (Annual Contract Fee)

   During the Accumulation Period, Jefferson National deducts an annual contract fee on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Jefferson National may also assess this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

   Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account on a pro rata basis. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.

Mortality and Expense Risk Charge

   Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

   Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the risk, the expense risk,that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Reduction or Elimination of Contract Charges

   In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract and/or the average contribution. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

   Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

   Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment

--------------------------------------------------------------------------------

performance of the subaccounts.

Death Benefits


   In the event the Owner, a Joint Owner or the Annuitant (depending on your Contract) dies before Annuity Payments commence, Jefferson National will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract (the "Death Benefit Amount"). We will determine the Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary.

   Generally, in the case of non-qualified Contracts, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Owner's (or Annuitant's depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Owner dies will apply when that spouse, as the Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies, unless your Contract states the Death Benefit is payable upon death of the Annuitant.


   In the case of a qualified Contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

   If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Owner. Additional requirements may apply to certain qualified Contracts.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

   The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

The Annuity Period--Settlement Provisions

Electing the Annuity Period and Form of Annuity

   Prior to the Maximum Maturity Date, You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Jefferson National. If you do not make such election, we will make payments under a lifetime annuity with 120 monthly payments certain. The value of your Individual Contract will be based upon the value in the subaccounts of the Variable Account to provide variable Annuity Payments.




   You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

   See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

   You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.


   The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining age 100 (or the Maximum Maturity Date). The terms of this required annuitization may vary by state.


   FIRST OPTION--INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

   SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less

--------------------------------------------------------------------------------

than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION--JOINT AND SURVIVOR INCOME FOR LIFE.Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

   Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

   FOURTH OPTION--INCOME FOR A PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

   To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

   (1) be paid in one sum, or

   (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 3) described above, provided that the value is at least $5,000.


   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

   FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years.

   The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Contract value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.


   If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Owner (or in case the Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.


   SIXTH OPTION--DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

   Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

   Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

   The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

   Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

   If you selected Annuity Payments based on an annuity

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option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Other Contract Provisions

   TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract value, or the Purchase Payments you have made if required by state law.

   OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

   A Qualified Contract may not be assigned. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

   Assigning a Contract or changing the ownership of a Contract may be a taxable event.

Taxes

   NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

 Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.


   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either

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taxable or nontaxable, depending upon whether they are "qualified distributions"
or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

   Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

   Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

   In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate

--------------------------------------------------------------------------------

the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.


   The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Owner and the Company regarding the availability of a particular investment option and, other than the Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.


   Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

   At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

 Required Minimum Distributions

   Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice


   The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.


Possible Tax Law Changes

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


General Matters

Distribution of Contracts

   Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50%

--------------------------------------------------------------------------------

of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers or financial advisors for other services not directly related to the sale of contracts.

Legal Proceedings

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

Independent Registered Public Accounting Firm


   The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2012 and for each of the two years in the period ended December 31, 2012 appearing in this Statement of Additional Information have been audited by BDO USA LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                   Appendix A: Investment Options
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Early Cut    Hold
                            Fund Name                                         Objective                             Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)                  Long term capital appreciation.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                      Long term capital appreciation.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                        Long term capital appreciation.                                            7
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A)       Long term growth of capital.                                              30
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)                  Long-term capital growth & current income.                                30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)           Capital appreciation.  Income is secondary.                               30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection (Class II)     Long-term total return to protect against U.S. inflation.                 30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)             Capital growth.                                                           30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (Class I)       Long-term capital growth.  Income is a secondary objective.               30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)                     Long-term capital growth.                                                 30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)                     Long-term capital growth over time.  Income is secondary.                 30
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista (Class I)                     Long-term capital growth.                                                 30
------------------------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class II)     Long-term capital appreciation.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                             Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)               Long-term capital growth.                                                 60
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
------------------------------------------------------------------------------------------------------------------------------------
                                                        To match the performance of the S&P Small Cap 600
Dreyfus Small Cap Stock Index                           Index.                                                                    60
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                     Capital growth with current income as a secondary goal.                   60
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                     To match the performance of the S&P 500 Index.                            60
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)                 High current income.                                                      30
------------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)                         Capital appreciation.                                                     30
------------------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                         High current income and moderate capital appreciation.                    30
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                        Preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of
Guggenheim VT All-Asset Conservative Strategy           underlying funds.                                                         30
------------------------------------------------------------------------------------------------------------------------------------
                                                        Growth of capital by investing principally in a diversified
Guggenheim VT All-Asset Aggressive Strategy             portfolio of underlying funds.                                            30
------------------------------------------------------------------------------------------------------------------------------------
                                                        Growth of capital and secondarily preservation of capital
                                                        by investing principally in a diversified portfolio of
Guggenheim VT All-Asset Moderate Strategy               underlying funds.                                                         30
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Early Cut    Hold
               Fund Name                                              Objective                                     Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term growth of capital without regard to current
Guggenheim VT CLS AdvisorOne Amerigo            income.
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Clermont           Current income and growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation consistent with the return and risk
                                                characteristics of the hedge fund universe. Secondary
                                                objective is to achieve these returns with low correlation to
Guggenheim VT Multi-Hedge Strategies            and less volatility than equity indices.                                          30
------------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Long Short Momentum          Long term capital appreciation.                                                   30
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                        Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                          Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy                   Long-term capital appreciation thru investments in
                                                commodity-linked instruments.                                         3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                      Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that match 200% of the performance of
                                                the Dow Jones Industrial Average (DJIA) Index on a daily
Rydex VT Dow 2x Strategy                        basis.                                                                3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                            Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                 Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                        Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that correlate to the daily price
Rydex VT Europe 1.25x Strategy                  movement of the Dow Jones Stoxx 50 Index.                             3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                     Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that correspond to a benchmark for U.S.
Rydex VT Government Long Bond 1.2x Strategy     gov't securities.                                                     3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                            Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                               Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that inversely correlate to the daily
Rydex VT Inverse Dow 2x Strategy                performance of the DJIA.                                              3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Total returns that inversely correlate to the daily price
Rydex VT Inverse Government Long Bond Strategy  movement of the Long Treasury Bond.                                   3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that inversely correlate to the daily
Rydex VT Inverse Mid-Cap Strategy               performance of the S&P MidCap 400 Index.                              3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that inversely correlate to the
Rydex VT Inverse NASDAQ-100 Strategy            performance of the NASDAQ 100 Index.                                  3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that inversely correlate to the daily
Rydex VT Inverse Russell 2000 Strategy          performance of the Russell 2000 Index.                                3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that inversely correlate to the daily
Rydex VT Inverse S&P 500 Strategy               performance of the S&P 500 Index.                                     3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that correlate to the performance of a
                                                specific benchmark. The Fund's current benchmark is
                                                200% of the fair value of the Nikkei 225 Stock Average (the
Rydex VT Japan 2x Strategy                      "underlying index").                                                  3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that correlate to the performance of a
Rydex VT Mid-Cap 1.5x Strategy                  specific benchmark for mid-cap securities.                            3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that match 200% of the performance of
Rydex VT NASDAQ-100 2x Strategy                 the NASDAQ 100 Index on a daily basis.                                3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment returns that correspond to a benchmark for over-
Rydex VT NASDAQ-100 Strategy                    the-counter securities.                                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that match the performance of a specific
Rydex VT Nova                                   benchmark on a daily basis.                                           3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                        Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                            Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                              Capital appreciation.                                                 3:35PM
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Early Cut  Hold
               Fund Name                                                  Objective                                  Off *  Period**
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that correlate to the performance of a
                                                   specific benchmark for small-cap securities.
 Rydex VT Russell 2000 1.5x Strategy               Investment results that match the performance of the              3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 2x Strategy                  Russell 2000 Index.                                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that match 200% of the performance of
Rydex VT S&P 500 2x Strategy                       the S&P 500 index on a daily basis.                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the
Rydex VT S&P 500 Pure Growth                       S&P 500/Citigroup Pure Growth Index.                              3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the
Rydex VT S&P 500 Pure Value                        S&P 500/Citigroup Pure Value Index.                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the
Rydex VT S&P MidCap 400 Pure Growth                S&P 400/Citigroup Pure Growth Index.                              3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the
Rydex VT S&P MidCap 400 Pure Value                 S&P 400/Citigroup Pure Value Index.                               3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the
Rydex VT S&P SmallCap 600 Pure Growth              S&P SmallCap 600/Citigroup Pure Growth Index.                     3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the
Rydex VT S&P SmallCap 600 Pure Value               S&P SmallCap 600/Citigroup Pure Value Index.                      3:45PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   To match the performance of a specific benchmark on a
                                                   daily basis. The current benchmark is 200% of the US
Rydex VT Strengthening Dollar 2x Strategy          Dollar Index.                                                     3:45PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                Capital appreciation.                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                        Capital appreciation.                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                            Capital appreciation.                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                 Capital appreciation.                                             3:35PM
------------------------------------------------------------------------------------------------------------------------------------
                                                   To match the performance of a specific benchmark on a
                                                   daily basis. The current benchmark is 200% of the inverse
Rydex VT Weakening Dollar 2X Strategy              performance of the US Dollar Index.                                3:45PM
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                Long term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
                                                   Reasonable current income and long-term growth of income
Invesco V.I. Diversified Dividend (Series I)       and capital.                                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)         Long term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)         Total return through growth of capital and current income.                      7
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total return, comprised of current income and capital
Invesco V.I. High Yield (Series I)                 appreciation.                                                                  60
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)       Long-term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
                                                   Current income as is consistent with preservation of capital
Invesco V.I. Money Market (Series I)               and daily liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                 Capital growth and income.                                                      7
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)       Long-term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------------
                                                   Long-term capital growth, consistent with preservation of
Janus Aspen Balanced (Institutional)               capital and balanced by current income.                                         7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)             Long-term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                  Long-term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)             Long-term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)               Long-term growth of capital.                                                    7
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value (Institutional)  Capital appreciation.                                                           7
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity          Long-term capital appreciation.                                                30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity             Long-term capital appreciation.                                                30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity        Long-term capital appreciation.                                                30
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity            Long-term capital appreciation.                                                30
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)   Capital appreciation.                                                          30
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Early Cut    Hold
               Fund Name                                                       Objective                            Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital growth with current income a secondary
ClearBridge Variable All Cap Value (Class I)            consideration.                                                            30
------------------------------------------------------------------------------------------------------------------------------------
                                                        High level of current income, with long-term capital
ClearBridge Variable Equity Income (Class I)            appreciation as its secondary objective.                                  30
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)         Long-term growth of capital.                                              30
------------------------------------------------------------------------------------------------------------------------------------
                                                        To maximize total return, consistent with the preservation
Western Asset Var Global High Yield Bond (Class I)      of capital.                                                               30
------------------------------------------------------------------------------------------------------------------------------------
                                                        To maximize total return, consistent with the preservation
Western Asset Var Strategic Bond (Class I)              of capital.                                                               30
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class VC)      Current income and capital appreciation.                                  30
------------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term growth of capital and income without excessive
Lord Abbett Growth and Income  (Class VC)               fluctuations in market value.                                             30
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)          Long term growth of capital.                                               7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value (Class I)  Growth of capital.                                                         7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)           Growth of capital.                                                         7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Highest available current income consistent with liquidity
Neuberger Berman AMT Short Duration Bond (Class I)      and low risk to principal; total return is a secondary goal.               7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)         Long-term capital appreciation.                                            7
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)      Long-term growth of capital.                                               7
------------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                    Total return.                                                              7
------------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                      Total return.                                                              7
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum real return, consistent with preservation of real
PIMCO All Asset (Admin. Class)                          capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum real return, consistent with prudent investment
PIMCO CommodityRealReturn Strategy (Admin. Class)       management.                                                                7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO Emerging Markets Bond (Admin. Class)              capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)    capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO Global Bond - Unhedged (Admin. Class)             capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO High Yield (Admin. Class)                         capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO Long-Term U.S. Government (Admin. Class)          capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO Low Duration (Admin. Class)                       capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum real return, consistent with preservation of real
PIMCO Real Return (Admin. Class)                        capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum current income, consistent with preservation of
PIMCO Short-Term (Admin. Class)                         capital and daily liquidity.                                               7
------------------------------------------------------------------------------------------------------------------------------------
                                                        Maximum total return, consistent with preservation of
PIMCO Total Return (Admin. Class)                       capital and prudent investment management.                                 7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)                Long term capital growth.                                                  7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)                 Long-term growth of capital.                                               7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                    Current income and long-term growth of capital.                            7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                             Reasonable income and capital growth.                                      7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                       Maximize total return (income plus capital appreciation).                 90
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                    Capital appreciation.                                                      7
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)                 A high level of current income.                                            7
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Early Cut   Hold
                          Fund Name                                              Objective                          Off *   Period**
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                               Long-term growth of capital.                                      7
------------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                               Long-term growth of capital.                                      7
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                               Long-term capital appreciation.                                  60
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Long-term capital appreciation. Income is a
Van Eck VIP Emerging Markets (Initial Class)                     secondary consideration.                                         30
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Long-term capital appreciation. Income is a
Van Eck VIP Global Hard Assets (Initial Class)                   secondary consideration.                                         30
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Consistent absolute (positive) returns in
Van Eck VIP Multi-Manager Alternatives (Initial Class)           various market cycles.                                           30
------------------------------------------------------------------------------------------------------------------------------------
                                                                 High total return-income plus                                    30
Van Eck VIP Unconstrained Emerging Markets Bond (Initial Class)  capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)                     Long term capital appreciation.                                  30
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)                   Long-term capital appreciation.                                  30
------------------------------------------------------------------------------------------------------------------------------------


* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.



* *Pursuant to our frequent trading policy outlined on page 12 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio).

--------------------------------------------------------------------------------

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                        $4.738    $4.800    $4.252    $2.842    $5.233    $3.958    $3.352    $2.958   $2.762   $2.071
Ending AUV                           $5.549    $4.738    $4.800    $4.252    $2.842    $5.233    $3.958    $3.352   $2.958   $2.762

Percentage change in AUV             17.12%    -1.29%    12.89%    49.61%   -45.69%    32.21%    18.08%    13.32%    7.10%   33.37%

Ending number of AUs (000s)             396       408       410       440       485       547       504       622      826    1,038

Large Cap Growth Portfolio
--------------------------
Beginning AUV                        $1.889    $1.914    $1.705    $1.167    $2.189    $1.844    $1.771    $1.597   $1.528   $1.142
Ending AUV                           $2.054    $1.889    $1.914    $1.705    $1.167    $2.189    $1.844    $1.771   $1.597   $1.528

Percentage change in AUV              8.73%    -1.31%    12.26%    46.10%   -46.69%    18.71%     4.12%    10.90%    4.52%   33.80%

Ending number of AUs (000s)             501       560       593       651       654       691       679       825      954    1,063

Mid Cap Growth Portfolio
------------------------
Beginning AUV                        $2.368    $2.608    $2.207    $1.469    $3.563    $2.736    $2.509    $2.307   $2.062   $1.409
Ending AUV                           $2.725    $2.368    $2.608    $2.207    $1.469    $3.563    $2.736    $2.509   $2.307   $2.062

Percentage change in AUV             15.08%    -9.20%    18.17%    50.24%   -58.77%    30.23%     9.05%     8.76%   11.88%   46.34%

Ending number of AUs (000s)             251       260       296       295       316       361       353       468      538      577

Small Cap Growth Portfolio
--------------------------
Beginning AUV                        $1.949    $2.033    $1.639    $1.138    $2.152    $1.854    $1.561    $1.349   $1.168   $0.829
Ending AUV                           $2.171    $1.949    $2.033    $1.639    $1.138    $2.152    $1.854    $1.561   $1.349   $1.168

Percentage change in AUV             11.39%    -4.13%    24.04%    44.02%   -47.12%    16.07%    18.77%    15.72%   15.50%   40.89%

Ending number of AUs (000s)             719       785       862       904       994     1,147     1,176     1,251    1,088    1,090

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)
Growth and Income Portfolio
---------------------------
Beginning AUV                        $1.194    $1.134    $1.013    $0.847    $1.440    $1.384    $1.192    $1.148   $1.040   $0.793
Ending AUV                           $1.389    $1.194    $1.134    $1.013    $0.847    $1.440    $1.384    $1.192   $1.148   $1.040

Percentage change in AUV             16.33%     5.29%    11.94%    19.60%   -41.18%     4.05%    16.11%     3.83%   10.38%   31.15%

Ending number of AUs (000s)              46        26        20        17        15        10         5         6       18        6

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                       $12.455   $11.943   $10.805    $9.451   $11.982   $11.534   $10.627   $10.042      N/A      N/A
Ending AUV                          $13.785   $12.455   $11.943   $10.805    $9.451   $11.982   $11.534   $10.627      N/A      N/A

Percentage change in AUV             10.68%     4.29%    10.53%    14.33%   -21.12%     3.88%     8.53%     5.83%      N/A      N/A

Ending number of AUs (000s)               9         8         7         7         5         2         0         0      N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (continued):
VP Income & Growth Fund
-----------------------
Beginning AUV                       $1.208    $1.183    $1.047    $0.896    $1.383    $1.398    $1.206    $1.164    $1.041   $0.812
Ending AUV                          $1.372    $1.208    $1.183    $1.047    $0.896    $1.383    $1.398    $1.206    $1.164   $1.041

Percentage change in AUV            13.58%     2.11%    12.99%    16.85%   -35.21%    -1.07%    15.92%     3.61%    11.82%   28.20%

Ending number of AUs (000s)            100        89        81        82        80       104        71        94       121      218

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                      $14.199   $12.834   $12.335   $11.301   $11.600   $10.700   $10.640   $10.582   $10.044      N/A
Ending AUV                         $15.096   $14.199   $12.834   $12.335   $11.301   $11.600   $10.700   $10.640   $10.582      N/A

Percentage change in AUV             6.32%    10.64%     4.05%     9.15%    -2.58%     8.41%     0.56%     0.55%     5.36%      N/A

Ending number of AUs (000s)              8         8         3         3         6         0         0         0         0      N/A

VP International Fund
---------------------
Beginning AUV                       $1.532    $1.759    $1.568    $1.184    $2.167    $1.854    $1.498    $1.336    $1.174   $0.953
Ending AUV                          $1.837    $1.532    $1.759    $1.568    $1.184    $2.167    $1.854    $1.498    $1.336   $1.174

Percentage change in AUV            19.91%   -12.91%    12.18%    32.43%   -45.36%    16.88%    23.77%    12.13%    13.80%   23.19%

Ending number of AUs (000s)            413       432       518       533       681       587       514       431       264      340

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                       $7.625    $7.616    $6.932    $5.833    $9.394   $10.037       N/A       N/A       N/A      N/A
Ending AUV                          $8.786    $7.625    $7.616    $6.932    $5.833    $9.394       N/A       N/A       N/A      N/A

Percentage change in AUV            15.23%     0.12%     9.87%    18.84%   -37.91%    -6.41%       N/A       N/A       N/A      N/A

Ending number of AUs (000s)              0         0         0         0         2         0       N/A       N/A       N/A      N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                      $10.255   $10.248    $8.917    $6.697   $11.560   $10.019       N/A       N/A       N/A      N/A
Ending AUV                         $11.566   $10.255   $10.248    $8.917    $6.697   $11.560       N/A       N/A       N/A      N/A

Percentage change in AUV            12.78%     0.07%    14.93%    33.15%   -42.07%    15.38%       N/A       N/A       N/A      N/A

Ending number of AUs (000s)              2         1         4         0         0         0       N/A       N/A       N/A      N/A

VP Value Fund
-------------
Beginning AUV                       $2.267    $2.267    $2.019    $1.701    $2.347    $2.499    $2.127    $2.045    $1.807   $1.415
Ending AUV                          $2.572    $2.267    $2.267    $2.019    $1.701    $2.347    $2.499    $2.127    $2.045   $1.807

Percentage change in AUV            13.45%     0.00%    12.28%    18.69%   -27.52%    -6.08%    17.49%     4.01%    13.17%   27.70%

Ending number of AUs (000s)            296       301       329       333       351       435       483       538       598      560

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                       $8.550    $9.376    $7.644    $6.304   $12.395    $9.971       N/A       N/A       N/A      N/A
Ending AUV                          $9.786    $8.550    $9.376    $7.644    $6.304   $12.395       N/A       N/A       N/A      N/A

Percentage change in AUV            14.46%    -8.81%    22.66%    21.26%   -49.14%    24.31%       N/A       N/A       N/A      N/A

Ending number of AUs (000s)              5         6         7         8        11        40       N/A       N/A       N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE SERIES TRUST
CVP Seligman Global Technology Portfolio
----------------------------------------
Beginning AUV                        $0.693    $0.746    $0.654    $0.408    $0.691    $0.605    $0.519    $0.486   $0.473   $0.351
Ending AUV                           $0.735    $0.693    $0.746    $0.654    $0.408    $0.691    $0.605    $0.519   $0.486   $0.473

Percentage change in AUV              6.06%    -7.10%    14.07%    60.29%   -40.96%    14.21%    16.57%     6.79%    2.75%   34.76%

Ending number of AUs (000s)             124       127        67        98        91        91       195       220      186      207

DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                       $11.087   $10.671   $10.363    $9.532   $10.696   $10.998   $10.459   $10.056      N/A      N/A
Ending AUV                          $11.978   $11.087   $10.671   $10.363    $9.532   $10.696   $10.998   $10.459      N/A      N/A

Percentage change in AUV              8.04%     3.90%     2.97%     8.72%   -10.88%    -2.75%     5.15%     4.01%      N/A      N/A

Ending Number of AUs (000s)               4         2         5         3         2         0         0         0      N/A      N/A

THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
--------------------------------------------------------------------
Beginning AUV                       $13.481   $13.540   $10.868    $8.780   $12.838   $13.053   $11.523   $10.131      N/A      N/A
Ending AUV                          $15.447   $13.481   $13.540   $10.868    $8.780   $12.838   $13.053   $11.523      N/A      N/A

Percentage change in AUV             14.58%    -0.44%    24.59%    23.78%   -31.61%    -1.65%    13.28%    13.74%      N/A      N/A

Ending number of AUs (000s)               9         4         7         8         1         1         2         1      N/A      N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
--------------------------------------------------
Beginning AUV                        $2.133    $2.136    $1.879    $1.418    $2.185    $2.048    $1.894    $1.846   $1.756   $1.408
Ending AUV                           $2.365    $2.133    $2.136    $1.879    $1.418    $2.185    $2.048    $1.894   $1.846   $1.756

Percentage change in AUV             10.88%    -0.14%    13.68%    32.51%   -35.10%     6.69%     8.13%     2.60%    5.13%   24.72%

Ending number of AUs (000s)             845       825       866       961     1,046     1,196     1,238     1,423    1,705    1,702

DREYFUS STOCK INDEX FUND:
-------------------------
Beginning AUV                        $2.587    $2.565    $2.256    $1.803    $2.898    $2.781    $2.432    $2.346   $2.142   $1.686
Ending AUV                           $2.964    $2.587    $2.565    $2.256    $1.803    $2.898    $2.781    $2.432   $2.346   $2.142

Percentage change in AUV             14.57%     0.86%    13.70%    25.12%   -37.78%     4.21%    14.35%     3.67%    9.52%   27.05%

Ending number of AUs (000s)           2,267     2,466     2,878     3,103     3,380     3,772     4,409     4,901    5,282    5,751

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                        $1.271    $1.574    $1.522    $1.174    $1.892    $1.835    $1.512    $1.365   $1.148   $0.851
Ending AUV                           $1.417    $1.271    $1.574    $1.522    $1.174    $1.892    $1.835    $1.512   $1.365   $1.148

Percentage change in AUV             11.49%   -19.25%     3.42%    29.64%   -37.95%     3.11%    21.36%    10.77%   18.90%   34.90%

Ending number of AUs (000s)              68        80        87       107       110       151       181       248      213      165

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
------------------------
Beginning AUV                        $2.525    $2.425    $2.135    $1.411    $1.926    $1.881    $1.714    $1.687   $1.542   $1.275
Ending AUV                           $2.868    $2.525    $2.425    $2.135    $1.411    $1.926    $1.881    $1.714   $1.687   $1.542

Percentage change in AUV             13.58%     4.12%    13.58%    51.31%   -26.74%     2.39%     9.74%     1.60%    9.40%   20.94%

Ending number of AUs (000s)             172       161       225       242       188       219       193       169      207      256

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (continued):
Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                        $9.226   $10.771    $9.240    $7.228   $12.569   $10.525    $9.935       N/A      N/A      N/A
Ending AUV                          $10.687    $9.226   $10.771    $9.240    $7.228   $12.569   $10.525       N/A      N/A      N/A

Percentage change in AUV             15.84%   -14.34%    16.57%    27.84%   -42.49%    19.42%     5.94%       N/A      N/A      N/A

Ending Number of AUs (000s)              12        12        31        30        25        23         0       N/A      N/A      N/A

Managed Volatility Fund II
--------------------------
Beginning AUV                        $1.908    $1.839    $1.657    $1.304    $1.655    $1.607    $1.404    $1.334   $1.226   $1.026
Ending AUV                           $2.145    $1.908    $1.839    $1.657    $1.304    $1.655    $1.607    $1.404   $1.334   $1.226

Percentage change in AUV             12.42%     3.75%    10.98%    27.07%   -21.21%     2.99%    14.46%     5.25%    8.81%   19.49%

Ending number of AUs (000s)             145       135       181       167       150       120       206       253      259      261

GUGGENHEIM VARIABLE TRUST:
All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
--------------------------------------------------------------------
Beginning AUV                        $9.954   $10.504    $9.444    $8.058   $10.859   $10.281    $9.908       N/A      N/A      N/A
Ending AUV                          $11.100    $9.954   $10.504    $9.444    $8.058   $10.859   $10.281       N/A      N/A      N/A

Percentage change in AUV             11.51%    -5.24%    11.22%    17.20%   -25.79%     5.62%     3.76%       N/A      N/A      N/A

Ending Number of AUs (000s)               0         0         0         0         0         0         0       N/A      N/A      N/A

All-Asset Conservative Strategy Fund (inception date November 1, 2006)
----------------------------------------------------------------------
Beginning AUV                       $10.177   $10.415    $9.795    $9.416   $10.667   $10.122    $9.984       N/A      N/A      N/A
Ending AUV                          $10.852   $10.177   $10.415    $9.795    $9.416   $10.667   $10.122       N/A      N/A      N/A

Percentage change in AUV              6.63%    -2.29%     6.33%     4.03%   -11.73%     5.38%     1.38%       N/A      N/A      N/A

Ending Number of AUs (000s)               0         0         0         0         0         0         0       N/A      N/A      N/A

All-Asset Moderate Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                       $10.053   $10.447    $9.784    $8.840   $10.833   $10.269    $9.952       N/A      N/A      N/A
Ending AUV                          $10.950   $10.053   $10.447    $9.784    $8.840   $10.833   $10.269       N/A      N/A      N/A

Percentage change in AUV              8.92%    -3.77%     6.78%    10.68%   -18.40%     5.49%     3.19%       N/A      N/A      N/A

Ending Number of AUs (000s)               4         3         6         6         0         0         0       N/A      N/A      N/A

CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                       $11.514   $12.545   $11.005    $7.973   $14.152   $12.565   $11.297   $10.041      N/A      N/A
Ending AUV                          $12.961   $11.514   $12.545   $11.005    $7.973   $14.152   $12.565   $11.297      N/A      N/A

Percentage change in AUV             12.57%    -8.22%    13.99%    38.03%   -43.66%    12.63%    11.22%    12.51%      N/A      N/A

Ending Number of AUs (000s)               0         0         1         0         4         0         0         0      N/A      N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                       $10.856   $10.995   $10.007    $8.245   $11.910   $11.325   $10.555   $10.028      N/A      N/A
Ending AUV                          $11.907   $10.856   $10.995   $10.007    $8.245   $11.910   $11.325   $10.555      N/A      N/A

Percentage change in AUV              9.68%    -1.26%     9.87%    21.37%   -30.77%     5.17%     7.30%     5.26%      N/A      N/A

Ending Number of AUs (000s)               0         0         0         0         0         0         0         0      N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                        $8.811    $8.608    $8.189    $8.552   $10.628   $10.338    $9.996      N/A       N/A      N/A
Ending AUV                           $8.917    $8.811    $8.608    $8.189    $8.552   $10.628   $10.338      N/A       N/A      N/A

Percentage change in AUV              1.20%     2.36%     5.12%    -4.24%   -19.53%     2.81%     3.42%      N/A       N/A      N/A

Ending Number of AUs (000s)               1         1         1         2         0         0         6      N/A       N/A      N/A

Rydex Banking Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                        $4.263    $5.537    $4.948    $5.175    $8.885   $12.308   $11.174   $11.607   $10.096     N/A
Ending AUV                           $5.243    $4.263    $5.537    $4.948    $5.175    $8.885   $12.308   $11.174   $11.607     N/A

Percentage change in AUV             22.99%   -23.01%    11.90%    -4.39%   -41.76%   -27.81%    10.15%    -3.73%    14.97%     N/A

Ending Number of AUs (000s)               0         0         1         2        10         3         1         0         0     N/A

Rydex Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                       $17.702   $21.403   $17.066   $11.088   $20.512   $15.466   $12.773   $12.401    $9.969     N/A
Ending AUV                          $19.405   $17.702   $21.403   $17.066   $11.088   $20.512   $15.466   $12.773   $12.401     N/A

Percentage change in AUV              9.62%   -17.29%    25.41%    53.91%   -45.94%    32.63%    21.08%     3.00%    24.40%     N/A

Ending Number of AUs (000s)               9        13        14        14        17        23         7         2         0     N/A

Rydex Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                       $12.346   $11.276   $10.288    $8.781   $10.054    $9.727   $10.162    $9.275    $9.796     N/A
Ending AUV                          $16.621   $12.346   $11.276   $10.288    $8.781   $10.054    $9.727   $10.162    $9.275     N/A

Percentage change in AUV             34.63%     9.49%     9.60%    17.16%   -12.66%     3.36%    -4.28%     9.56%    -5.32%     N/A

Ending Number of AUs (000s)              33         9         3         4         8         3         3         3         1     N/A

Rydex Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------
Beginning AUV                        $5.604    $6.063    $5.669    $5.132   $10.170    $7.841    $9.643   $10.048       N/A     N/A
Ending AUV                           $5.470    $5.604    $6.063    $5.669    $5.132   $10.170    $7.841    $9.643       N/A     N/A

Percentage change in AUV             -2.39%    -7.57%     6.95%    10.46%   -49.54%    29.70%   -18.69%    -4.03%       N/A     N/A

Ending Number of AUs (000s)              1         1         8         9         8         1         1         0        N/A     N/A

Rydex Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                       $15.384   $13.659   $11.763    $9.974   $13.151   $11.959   $10.286   $10.431   $10.097     N/A
Ending AUV                          $16.608   $15.384   $13.659   $11.763    $9.974   $13.151   $11.959   $10.286   $10.431     N/A

Percentage change in AUV              7.96%    12.63%    16.12%    17.94%   -24.16%     9.97%    16.26%    -1.39%     3.31%     N/A

Ending Number of AUs (000s)               8         8         5         3         2         2         7         2         0     N/A

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------------
Beginning AUV                        $9.971    $9.232    $7.484    $5.523   $14.572   $13.610   $10.530   $11.057    $9.918     N/A
Ending AUV                          $11.564    $9.971    $9.232    $7.484    $5.523   $14.572   $13.610   $10.530   $11.057     N/A

Percentage change in AUV             15.98%     8.00%    23.36%    35.51%   -62.10%     7.07%    29.25%    -4.77%    11.48%     N/A

Ending Number of AUs (000s)               6        10         8         2        18         3         2         4         0     N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Electronics Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                        $6.925    $8.375    $7.721    $4.538    $9.189    $9.519    $9.382    $9.122   $9.741      N/A
Ending AUV                           $6.928    $6.925    $8.375    $7.721    $4.538    $9.189    $9.519    $9.382   $9.122      N/A

Percentage change in AUV              0.04%   -17.31%     8.47%    70.14%   -50.61%    -3.47%     1.46%     2.85%   -6.35%      N/A

Ending Number of AUs (000s)               0         2         1        16         0         6         1         1        0      N/A

Rydex Energy Fund (inception date May 1, 2004)
----------------------------------------------
Beginning AUV                       $19.570   $20.994   $17.811   $12.989   $24.313   $18.435   $16.636   $12.128  $10.225      N/A
Ending AUV                          $19.839   $19.570   $20.994   $17.811   $12.989   $24.313   $18.435   $16.636  $12.128      N/A

Percentage change in AUV              1.37%    -6.78%    17.87%    37.12%   -46.58%    31.89%    10.81%    37.17%   18.61%      N/A

Ending Number of AUs (000s)              29        28        31        29        33        35        31        52       15      N/A

Rydex Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                       $20.072   $22.350   $17.910   $11.138   $26.535   $19.550   $17.793   $12.118  $10.174      N/A
Ending AUV                          $19.951   $20.072   $22.350   $17.910   $11.138   $26.535   $19.550   $17.793  $12.118      N/A

Percentage change in AUV             -0.60%   -10.19%    24.79%    60.80%   -58.03%    35.73%     9.87%    46.83%   19.11%      N/A

Ending Number of AUs (000s)              36        50        39        49        44        59        31        31        3      N/A

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------------
Beginning AUV                        $8.126    $9.671   $10.948    $8.152   $18.242   $16.297   $12.710   $12.070  $10.113      N/A
Ending AUV                           $9.787    $8.126    $9.671   $10.948    $8.152   $18.242   $16.297   $12.710  $12.070      N/A

Percentage change in AUV             20.44%   -15.98%   -11.66%    34.30%   -55.31%    11.93%    28.22%     5.30%   19.35%      N/A

Ending Number of AUs (000s)               4         4         6         5         5         5         3         2        0      N/A

Rydex Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                        $6.356    $7.546    $6.665    $5.625   $10.935   $13.604   $11.771   $11.500  $10.048      N/A
Ending AUV                           $7.720    $6.356    $7.546    $6.665    $5.625   $10.935   $13.604   $11.771  $11.500      N/A

Percentage change in AUV             21.46%   -15.77%    13.22%    18.49%   -48.56%   -19.62%    15.57%     2.36%   14.45%      N/A

Ending Number of AUs (000s)               1         1         1         2         6         0         0         0        0      N/A

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------------
Beginning AUV                        $1.718    $1.226    $1.124    $1.659    $1.156    $1.064    $1.110    $1.041   $0.969   $0.998
Ending AUV                           $1.752    $1.718    $1.226    $1.124    $1.659    $1.156    $1.064    $1.110   $1.041   $0.969

Percentage change in AUV              1.98%    40.13%     9.07%   -32.25%    43.51%     8.65%    -4.14%     6.63%    7.43%   -2.91%

Ending Number of AUs (000s)              50       135        29        16       235        84        62        56        2        0

Rydex Health Care Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                       $12.139   $11.712   $11.080    $8.978   $12.069   $11.498   $11.049   $10.086  $10.066      N/A
Ending AUV                          $14.081   $12.139   $11.712   $11.080    $8.978   $12.069   $11.498   $11.049  $10.086      N/A

Percentage change in AUV             16.00%     3.65%     5.70%    23.41%   -25.61%     4.97%     4.06%     9.55%    0.20%      N/A

Ending Number of AUs (000s)               2         4         3         6         5         9         9         2        1      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Internet Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                      $12.150   $13.933   $11.652    $7.096   $13.003   $11.898   $10.955   $11.219    $9.793      N/A
Ending AUV                         $14.353   $12.150   $13.933   $11.652    $7.096   $13.003   $11.898   $10.955   $11.219      N/A

Percentage change in AUV            18.13%   -12.80%    19.58%    64.21%   -45.43%     9.29%     8.61%    -2.35%    14.56%      N/A

Ending Number of AUs (000s)              1         1         2         4         0         0         0         0         0      N/A

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                       $2.664    $3.690    $5.347    $9.757    $6.127    $6.801    $8.780    $8.726   $10.077      N/A
Ending AUV                          $2.045    $2.664    $3.690    $5.347    $9.757    $6.127    $6.801    $8.780    $8.726      N/A

Percentage change in AUV           -23.24%   -27.80%   -30.99%   -45.20%    59.25%    -9.91%   -22.54%     0.62%   -13.41%      N/A

Ending Number of AUs (000s)              1         7        39        15        27         0         0         1         0      N/A

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------------
Beginning AUV                       $0.402    $0.584    $0.676    $0.572    $0.828    $0.876    $0.818    $0.872    $0.986   $1.000
Ending AUV                          $0.373    $0.402    $0.584    $0.676    $0.572    $0.828    $0.876    $0.818    $0.872   $0.986

Percentage change in AUV            -7.21%   -31.16%   -13.61%    18.18%   -30.92%    -5.48%     7.09%    -6.19%   -11.56%   -1.40%

Ending Number of AUs (000s)             10        24        62        40        13         3         4         5        31        1

Rydex Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------------
Beginning AUV                       $4.258    $4.641    $6.274    $9.790    $7.358    $7.582    $7.963    $8.757    $9.942      N/A
Ending AUV                          $3.441    $4.258    $4.641    $6.274    $9.790    $7.358    $7.582    $7.963    $8.757      N/A

Percentage change in AUV           -19.19%    -8.25%   -26.03%   -35.91%    33.05%    -2.95%    -4.78%    -9.07%   -11.92%      N/A

Ending Number of AUs (000s)              0         0         0         1         1         0         0         2         0      N/A

Rydex Inverse NASDAQ-100 (R) Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------------------
Beginning AUV                       $4.490    $5.043    $6.470   $10.906    $7.442    $8.473    $8.680    $8.657   $10.110      N/A
Ending AUV                          $3.616    $4.490    $5.043    $6.470   $10.906    $7.442    $8.473    $8.680    $8.657      N/A

Percentage change in AUV           -19.47%   -10.97%   -22.06%   -40.67%    46.55%   -12.17%    -2.38%     0.27%   -14.37%      N/A

Ending Number of AUs (000s)              0         1         0         0         1         0         6        15         0      N/A

Rydex Inverse Russell 2000 (R) Strategy Fund (inception date July 15, 2004)
---------------------------------------------------------------------------
Beginning AUV                       $3.977    $4.348    $6.069    $9.129    $7.395    $7.089    $8.133    $8.473    $9.964      N/A
Ending AUV                          $3.223    $3.977    $4.348    $6.069    $9.129    $7.395    $7.089    $8.133    $8.473      N/A

Percentage change in AUV           -18.96%    -8.53%   -28.36%   -33.52%    23.45%     4.32%   -12.84%    -4.01%   -14.96%      N/A

Ending Number of AUs (000s)           0         2         1         1         5         1         5         0         0         N/A

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------------
Beginning AUV                       $0.470    $0.522    $0.635    $0.885    $0.642    $0.643    $0.702    $0.715    $0.804   $0.999
Ending AUV                          $0.386    $0.470    $0.522    $0.635    $0.885    $0.642    $0.643    $0.702    $0.715   $0.804

Percentage change in AUV           -17.87%    -9.96%   -17.80%   -28.25%    37.85%    -0.16%    -8.40%    -1.82%   -11.07%  -19.52%

Ending Number of AUs (000s)             76       116       104        50       128        94        97        95         0        0

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004      2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                        $7.385   $10.498    $9.163    $7.483   $11.277   $12.832   $12.328   $10.346    $9.875      N/A
Ending AUV                           $8.781    $7.385   $10.498    $9.163    $7.483   $11.277   $12.832   $12.328   $10.346      N/A

Percentage change in AUV             18.90%   -29.65%    14.57%    22.45%   -33.64%   -12.12%     4.09%    19.16%     4.77%      N/A

Ending Number of AUs (000s)               1         2         2         6         2         2         5        14         3      N/A

Rydex Leisure Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                       $11.446   $11.284    $8.744    $6.402   $12.817   $13.284   $10.867   $11.538   $10.021      N/A
Ending AUV                          $13.747   $11.446   $11.284    $8.744    $6.402   $12.817   $13.284   $10.867   $11.538      N/A

Percentage change in AUV             20.10%     1.44%    29.05%    36.58%   -50.05%    -3.52%    22.24%    -5.82%    15.14%      N/A

Ending Number of AUs (000s)               1         1         1         0         1         1         2         0         0      N/A

Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------------
Beginning AUV                        $1.914    $2.092    $1.536    $1.018    $2.277    $2.220    $2.030    $1.798    $1.486   $1.000
Ending AUV                           $2.356    $1.914    $2.092    $1.536    $1.018    $2.277    $2.220    $2.030    $1.798   $1.486

Percentage change in AUV             23.09%    -8.51%    36.20%    50.88%   -55.29%     2.57%     9.36%    12.90%    21.00%   48.60%

Ending Number of AUs (000s)               4        11        50        75        23        25        12        26        41       31

Rydex NASDAQ-100 (R) Fund
-------------------------
Beginning AUV                       $18.014   $17.809   $15.182   $10.088   $17.543   $15.040   $14.361   $14.346   $13.252   $9.204
Ending AUV                          $20.825   $18.014   $17.809   $15.182   $10.088   $17.543   $15.040   $14.361   $14.346  $13.252

Percentage change in AUV             15.60%     1.15%    17.30%    50.50%   -42.50%    16.64%     4.73%     0.10%     8.26%   43.98%

Ending number of AUs (000s)              12         7        10         8         8        14        14        26        30       29

Rydex NASDAQ-100 (R) 2X Strategy Fund (inception date May 1, 2004)
------------------------------------------------------------------
Beginning AUV                       $11.977   $12.180    $8.986    $4.167   $15.362   $12.104   $11.658   $12.143    $9.767      N/A
Ending AUV                          $15.904   $11.977   $12.180    $8.986    $4.167   $15.362   $12.104   $11.658   $12.143      N/A

Percentage change in AUV             32.79%    -1.67%    35.54%   115.65%   -72.87%    26.92%     3.83%    -3.99%    24.33%      N/A

Ending Number of AUs (000s)              17        19        29        37         7         8         1         1         0      N/A

Rydex Nova Fund
---------------
Beginning AUV                        $9.772    $9.986    $8.408    $6.267   $13.905   $13.889   $11.762   $11.426   $10.069   $7.307
Ending AUV                          $11.826    $9.772    $9.986    $8.408    $6.267   $13.905   $13.889   $11.762   $11.426  $10.069

Percentage change in AUV             21.02%    -2.14%    18.77%    34.16%   -54.93%     0.12%    18.08%     2.94%    13.48%   37.80%

Ending number of AUs (000s)               1         1         2         2         2         4         6         6         8        3

Rydex Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                       $18.048   $24.035   $17.582   $11.899   $19.564   $16.530   $13.749   $11.488    $9.999      N/A
Ending AUV                          $17.135   $18.048   $24.035   $17.582   $11.899   $19.564   $16.530   $13.749   $11.488      N/A

Percentage change in AUV             -5.06%   -24.91%    36.70%    47.76%   -39.18%    18.35%    20.23%    19.68%    14.89%      N/A

Ending Number of AUs (000s)              40        38        21        25        53        17        21        20         4      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Real Estate Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                       $13.221   $13.058   $10.562    $8.517   $14.741   $18.410   $14.224   $13.408   $10.092     N/A
Ending AUV                          $15.489   $13.221   $13.058   $10.562    $8.517   $14.741   $18.410   $14.224   $13.408     N/A

Percentage change in AUV             17.15%     1.25%    23.63%    24.01%   -42.22%   -19.93%    29.43%     6.09%    32.86%     N/A

Ending Number of AUs (000s)               4         5         9        16         3         3         5         3         1     N/A

Rydex Retailing Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $12.892   $12.367    $9.981    $6.990   $10.530   $12.171   $11.167   $10.693    $9.991     N/A
Ending AUV                          $14.904   $12.892   $12.367    $9.981    $6.990   $10.530   $12.171   $11.167   $10.693     N/A

Percentage change in AUV             15.61%     4.25%    23.91%    42.79%   -33.62%   -13.48%     8.99%     4.43%     7.03%     N/A

Ending Number of AUs (000s)               1         2         1         1         0         0         1         0         0     N/A

Rydex Russell 2000 (R) 1.5X Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------------------
Beginning AUV                        $1.685    $1.938    $1.420    $1.076    $2.234    $2.420    $2.023    $1.966    $1.586   $1.001
Ending AUV                           $2.037    $1.685    $1.938    $1.420    $1.076    $2.234    $2.420    $2.023    $1.966   $1.586

Percentage change in AUV             20.89%   -13.05%    36.48%    31.97%   -51.84%    -7.69%    19.62%     2.90%    23.96%   58.44%

Ending Number of AUs (000s)              40        86        39        34        60        89       122        78       140      139

Rydex Russell 2000 (R) 2X Strategy Fund (inception date November 1, 2006)
-------------------------------------------------------------------------
Beginning AUV                        $4.738    $5.936    $4.043    $3.007    $8.983   $10.381    $9.620       N/A       N/A     N/A
Ending AUV                           $6.060    $4.738    $5.936    $4.043    $3.007    $8.983   $10.381       N/A       N/A     N/A

Percentage change in AUV             27.90%   -20.18%    46.82%    34.45%   -66.53%   -13.47%     7.91%       N/A       N/A     N/A

Ending Number of AUs (000s)              19        77       123        45        22         4         0       N/A       N/A     N/A

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                        $7.852    $8.257    $6.647    $4.587   $14.472   $14.529   $11.863   $11.590   $10.054     N/A
Ending AUV                          $10.058    $7.852    $8.257    $6.647    $4.587   $14.472   $14.529   $11.863   $11.590     N/A

Percentage change in AUV             28.09%    -4.90%    24.22%    44.91%   -68.30%    -0.39%    22.47%     2.36%    15.28%     N/A

Ending Number of AUs (000s)               6         3         1        26        12         1         2         0         0     N/A

Rydex S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------------
Beginning AUV                       $12.081   $12.337    $9.966    $6.837   $11.476   $11.049   $10.588   $10.507    $9.955     N/A
Ending AUV                          $13.553   $12.081   $12.337    $9.966    $6.837   $11.476   $11.049   $10.588   $10.507     N/A

Percentage change in AUV             12.18%    -2.08%    23.79%    45.77%   -40.42%     3.86%     4.35%     0.77%     5.54%     N/A

Ending Number of AUs (000s)               9         8        18        13         1         1         1         1         0     N/A

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                       $10.948   $11.420    $9.587    $6.402   $12.594   $13.443   $11.540   $11.187    $9.964     N/A
Ending AUV                          $13.248   $10.948   $11.420    $9.587    $6.402   $12.594   $13.443   $11.540   $11.187     N/A

Percentage change in AUV             21.01%    -4.13%    19.12%    49.75%   -49.17%    -6.32%    16.49%     3.16%    12.27%     N/A

Ending Number of AUs (000s)               3         4        19        15         5         6        20        10         1     N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
--------------------------------------------------------------------
Beginning AUV                       $16.985   $17.269   $13.157    $8.474   $13.405   $12.485   $12.228   $11.080  $10.057      N/A
Ending AUV                          $19.515   $16.985   $17.269   $13.157    $8.474   $13.405   $12.485   $12.228  $11.080      N/A

Percentage change in AUV             14.90%    -1.64%    31.25%    55.26%   -36.78%     7.37%     2.10%    10.36%   10.17%      N/A

Ending Number of AUs (000s)               2         7        14         6         3         1         0         9        0      N/A

Rydex S&P MidCap 400 Pure Value Fund(inception date July 15, 2004)
------------------------------------------------------------------
Beginning AUV                       $12.454   $13.547   $11.390    $7.410   $13.279   $14.096   $12.161   $11.339  $10.040      N/A
Ending AUV                          $14.423   $12.454   $13.547   $11.390    $7.410   $13.279   $14.096   $12.161  $11.339      N/A

Percentage change in AUV             15.81%    -8.07%    18.94%    53.71%   -44.20%    -5.80%    15.91%     7.25%   12.94%      N/A

Ending Number of AUs (000s)               2         4         7        10         0         0         1         2        0      N/A

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
----------------------------------------------------------------------
Beginning AUV                       $14.058   $13.717   $11.048    $8.330   $12.810   $12.953   $12.144   $11.550  $10.056      N/A
Ending AUV                          $15.394   $14.058   $13.717   $11.048    $8.330   $12.810   $12.953   $12.144  $11.550      N/A

Percentage change in AUV              9.50%     2.49%    24.16%    32.63%   -34.97%    -1.10%     6.66%     5.14%   14.86%      N/A

Ending Number of AUs (000s)               2         2         2         3         3         1         2         7        0      N/A

Rydex S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
----------------------------------------------------------------------
Beginning AUV                       $10.974   $12.240    $9.883    $6.151   $10.997   $13.948   $11.818   $11.517  $10.043      N/A
Ending AUV                          $13.078   $10.974   $12.240    $9.883    $6.151   $10.997   $13.948   $11.818  $11.517      N/A

Percentage change in AUV             19.17%   -10.34%    23.85%    60.67%   -44.07%   -21.16%    18.02%     2.61%   14.68%      N/A

Ending Number of AUs (000s)               3         9        32         8        11        11        15         1        1      N/A

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------------
Beginning AUV                        $6.310    $6.657    $7.041    $8.450    $8.085    $9.165   $10.358   $10.120      N/A      N/A
Ending AUV                           $5.854    $6.310    $6.657    $7.041    $8.450    $8.085    $9.165   $10.358      N/A      N/A

Percentage change in AUV             -7.23%    -5.21%    -5.45%   -16.67%     4.51%   -11.78%   -11.52%     2.35%      N/A      N/A

Ending Number of AUs (000s)               0         0         6         0         1         0         0         0      N/A      N/A

Rydex Technology Fund (inception date May 1, 2004)
--------------------------------------------------
Beginning AUV                       $10.187   $11.331   $10.216    $6.631   $12.270   $11.229   $10.710   $10.491   $9.845      N/A
Ending AUV                          $11.293   $10.187   $11.331   $10.216    $6.631   $12.270   $11.229   $10.710  $10.491      N/A

Percentage change in AUV             10.86%   -10.10%    10.91%    54.06%   -45.96%     9.27%     4.85%     2.09%    6.56%      N/A

Ending Number of AUs (000s)               1         1         5        13         0         1         0         0        0      N/A

Rydex Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                        $9.218   $10.877    $9.594    $7.531   $13.915   $12.869   $10.876   $10.858   $9.887      N/A
Ending AUV                           $9.569    $9.218   $10.877    $9.594    $7.531   $13.915   $12.869   $10.876  $10.858      N/A

Percentage change in AUV              3.81%   -15.25%    13.37%    27.39%   -45.88%     8.13%    18.32%     0.17%    9.82%      N/A

Ending Number of AUs (000s)               0         0         1         5         7         7         7         0        0      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST (continued):
Rydex Transportation Fund (inception date May 1, 2004)
------------------------------------------------------
Beginning AUV                       $12.083   $13.731   $11.172    $9.613   $12.992   $14.382   $13.527   $12.595   $10.023     N/A
Ending AUV                          $14.065   $12.083   $13.731   $11.172    $9.613   $12.992   $14.382   $13.527   $12.595     N/A

Percentage change in AUV             16.40%   -12.00%    22.91%    16.22%   -26.01%    -9.66%     6.32%     7.40%    25.66%     N/A

Ending Number of AUs (000s)               0         1         2         4         1         0         1         0         0     N/A

Rydex U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------------
Beginning AUV                        $1.022    $1.032    $1.042    $1.052    $1.051    $1.022    $0.994    $0.984    $0.991  $1.001
Ending AUV                           $1.011    $1.022    $1.032    $1.042    $1.052    $1.051    $1.022    $0.994    $0.984  $0.991

Percentage change in AUV             -1.08%    -0.97%    -0.96%    -0.95%     0.10%     2.84%     2.82%     1.02%    -0.71%  -1.00%

Ending number of AUs (000s)             141       447        37       307       265       263       316       456       178      67

Rydex Utilities Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $16.206   $14.076   $13.302   $11.806   $16.934   $15.155   $12.654   $11.560   $10.059     N/A
Ending AUV                          $16.223   $16.206   $14.076   $13.302   $11.806   $16.934   $15.155   $12.654   $11.560     N/A

Percentage change in AUV              0.10%    15.13%     5.82%    12.67%   -30.28%    11.74%    19.76%     9.46%    14.92%     N/A

Ending Number of AUs (000s)             11        15        12        13         6         4         4         6         0      N/A

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------------
Beginning AUV                       $10.675   $11.194   $11.979   $11.349   $13.062   $11.170    $9.666    $9.880      N/A      N/A
Ending AUV                          $10.651   $10.675   $11.194   $11.979   $11.349   $13.062   $11.170    $9.666      N/A      N/A

Percentage change in AUV             -0.22%    -4.64%    -6.55%     5.55%   -13.11%    16.94%    15.56%    -2.17%      N/A      N/A

Ending Number of AUs (000s)               0         0         3         0         0         0         0         0      N/A      N/A

U.S. Long Short Momentum Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                        $1.561    $1.687    $1.532    $1.216    $2.072    $1.705    $1.546    $1.374    $1.253  $1.002
Ending AUV                           $1.614    $1.561    $1.687    $1.532    $1.216    $2.072    $1.705    $1.546    $1.374  $1.253

Percentage change in AUV              3.40%    -7.47%    10.12%    25.99%   -41.31%    21.52%    10.28%    12.52%     9.66%  25.05%

Ending Number of AUs (000s)               8         7        39        38        72        52         8         1        12       4

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                       $10.990   $11.107   $10.240    $8.062   $11.656   $10.890   $10.044       N/A       N/A     N/A
Ending AUV                          $12.390   $10.990   $11.107   $10.240    $8.062   $11.656   $10.890       N/A       N/A     N/A

Percentage change in AUV             12.74%    -1.05%     8.47%    27.02%   -30.83%     7.03%     8.42%       N/A       N/A     N/A

Ending Number of AUs (000s)               6         6         5         7         5         7         5       N/A       N/A     N/A

Diversified Dividend Fund (inception date May 1, 2011)
------------------------------------------------------
Beginning AUV                        $9.163    $9.993       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A
Ending AUV                          $10.770    $9.163       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

Percentage change in AUV             17.54%    -8.31%       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

Ending number of AUs (000s)               0         5       N/A       N/A       N/A       N/A       N/A       N/A       N/A     N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS (continued):
Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                        $1.223    $1.189    $1.140    $0.902    $1.276    $1.153    $1.106    $1.033   $0.970   $0.767
Ending AUV                           $1.464    $1.223    $1.189    $1.140    $0.902    $1.276    $1.153    $1.106   $1.033   $0.970

Percentage change in AUV             19.71%     2.86%     4.30%    26.39%   -29.31%    10.67%     4.25%     7.07%    6.49%   26.47%

Ending number of AUs (000s)              65        53        47        42        68        58        99       118      162       83

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                        $2.277    $2.460    $2.114    $1.623    $2.963    $3.168    $2.244    $1.984   $1.467   $1.068
Ending AUV                           $2.888    $2.277    $2.460    $2.114    $1.623    $2.963    $3.168    $2.244   $1.984   $1.467

Percentage change in AUV             26.83%    -7.44%    16.37%    30.25%   -45.22%    -6.47%    41.18%    13.10%   35.24%   37.36%

Ending number of AUs (000s)             345       298       320       340       333       454       616       429      316      137

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                       $15.092   $15.098   $13.427    $8.876   $12.066   $12.038   $10.980   $10.797   $9.966      N/A
Ending AUV                          $17.507   $15.092   $15.098   $13.427    $8.876   $12.066   $12.038   $10.980  $10.797      N/A

Percentage change in AUV             16.00%    -0.04%    12.45%    51.27%   -26.44%     0.23%     9.64%     1.69%    8.34%      N/A

Ending number of AUs (000s)              11         3         2         2         3         4         4         4        3      N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                        $1.671    $1.805    $1.603    $1.247    $1.766    $1.632    $1.485    $1.398   $1.244   $0.996
Ending AUV                           $1.830    $1.671    $1.805    $1.603    $1.247    $1.766    $1.632    $1.485   $1.398   $1.244

Percentage change in AUV              9.52%    -7.42%    12.60%    28.55%   -29.39%     8.21%     9.90%     6.22%   12.38%   24.90%

Ending Number of AUs (000s)              20        24        26        43        36        22        18        11        9        2

Money Market Fund (inception date May 1, 2012)
----------------------------------------------
Beginning AUV                       $10.000       N/A       N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A
Ending AUV                           $9.935       N/A       N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

Percentage change in AUV             -0.65%       N/A       N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

Ending Number of AUs (000s)             330       N/A       N/A       N/A       N/A       N/A       N/A       N/A      N/A      N/A

Technology Fund (inception date May 1, 2001)
--------------------------------------------
Beginning AUV                        $0.649    $0.690    $0.575    $0.369    $0.671    $0.630    $0.576    $0.569   $0.549   $0.382
Ending AUV                           $0.715    $0.649    $0.690    $0.575    $0.369    $0.671    $0.630    $0.576   $0.569   $0.549

Percentage change in AUV             10.17%    -5.94%    20.00%    55.83%   -45.01%     6.51%     9.38%     1.23%    3.64%   43.72%

Ending number of AUs (000s)              18        15        52        47        61        40       125        20      106       33

Value Opportunities Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                        $1.174    $1.227    $1.159    $0.792    $1.664    $1.658    $1.483    $1.421   $1.295   $1.000
Ending AUV                           $1.367    $1.174    $1.227    $1.159    $0.792    $1.664    $1.658    $1.483   $1.421   $1.295

Percentage change in AUV             16.44%    -4.32%     5.87%    46.34%   -52.40%     0.36%    11.80%     4.36%    9.73%   29.50%

Ending Number of AUs (000s)              33        38        74        95        91        81        61        51       57       20

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                       $11.684   $11.611   $10.820    $8.681   $10.419    $9.993       N/A       N/A      N/A      N/A
Ending AUV                          $13.142   $11.684   $11.611   $10.820    $8.681   $10.419       N/A       N/A      N/A      N/A

Percentage change in AUV             12.48%     0.63%     7.31%    24.64%   -16.68%     4.26%       N/A       N/A      N/A      N/A

Ending Number of AUs (000s)              37        40        38        27        17        30       N/A       N/A      N/A      N/A

Enterprise Portfolio
--------------------
Beginning AUV                        $3.042    $3.116    $2.501    $1.744    $3.131    $2.591    $2.304    $2.072   $1.733   $1.296
Ending AUV                           $3.532    $3.042    $3.116    $2.501    $1.744    $3.131    $2.591    $2.304   $2.072   $1.733

Percentage change in AUV             16.11%    -2.37%    24.59%    43.41%   -44.30%    20.84%    12.46%    11.20%   19.56%   33.72%

Ending number of AUs (000s)           1,305     1,465     1,593     1,849     1,992     2,144     2,278     2,576    3,092    3,247

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                        $9.940   $10.760   $10.181    $7.027   $12.710   $10.000       N/A       N/A      N/A      N/A
Ending AUV                          $12.219    $9.940   $10.760   $10.181    $7.027   $12.710       N/A       N/A      N/A      N/A

Percentage change in AUV             22.93%    -7.62%     5.69%    44.88%   -44.71%    27.10%       N/A       N/A      N/A      N/A

Ending Number of AUs (000s)              13         5         8        43        43        37       N/A       N/A      N/A      N/A

Global Research Portfolio
-------------------------
Beginning AUV                        $2.286    $2.676    $2.334    $1.711    $3.125    $2.879    $2.460    $2.347   $2.262   $1.843
Ending AUV                           $2.717    $2.286    $2.676    $2.334    $1.711    $3.125    $2.879    $2.460   $2.347   $2.262

Percentage change in AUV             18.85%   -14.57%    14.65%    36.41%   -45.25%     8.54%    17.03%     4.81%    3.76%   22.73%

Ending number of AUs (000s)           1,948     2,114     2,354     2,612     2,873     3,255     3,370     3,974    4,822    5,528

Janus Portfolio
---------------
Beginning AUV                        $2.196    $2.342    $2.065    $1.530    $2.564    $2.250    $2.040    $1.976   $1.909   $1.464
Ending AUV                           $2.578    $2.196    $2.342    $2.065    $1.530    $2.564    $2.250    $2.040   $1.976   $1.909

Percentage change in AUV             17.40%    -6.23%    13.41%    34.97%   -40.33%    13.96%    10.29%     3.24%    3.51%   30.40%

Ending number of AUs (000s)           1,454     1,542     1,623     1,828     2,015     2,097     2,297     2,553    2,989    3,284

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                        $2.901    $4.319    $3.481    $1.958    $4.131    $3.252    $2.234    $1.706   $1.448   $1.014
Ending AUV                           $3.258    $2.901    $4.319    $3.481    $1.958    $4.131    $3.252    $2.234   $1.706   $1.448

Percentage change in AUV             12.31%   -32.83%    24.07%    77.78%   -52.60%    27.03%    45.57%    30.95%   17.82%   42.80%

Ending Number of AUs (000s)             390       405       502       452       516       829       743       272      115       28

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                       $10.375   $10.764    $9.400    $7.102    $9.931   $10.005       N/A       N/A      N/A      N/A
Ending AUV                          $11.416   $10.375   $10.764    $9.400    $7.102    $9.931       N/A       N/A      N/A      N/A

Percentage change in AUV             10.03%    -3.61%    14.51%    32.36%   -28.49%    -0.74%       N/A       N/A      N/A      N/A

Ending Number of AUs (000s)               5         6         5         3         2         0       N/A       N/A      N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
--------------------------------------------------------------
Beginning AUV                       $25.277   $31.135   $25.631   $15.242   $30.025   $22.751   $17.684   $12.687   $9.817      N/A
Ending AUV                          $30.543   $25.277   $31.135   $25.631   $15.242   $30.025   $22.751   $17.684  $12.687      N/A

Percentage change in AUV             20.83%   -18.81%    21.47%    68.16%   -49.24%    31.97%    28.65%    39.39%   29.24%      N/A

Ending number of AUs (000s)              42        48        59        58        61        56        27        24        3      N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                       $12.004   $13.075   $12.375   $10.291   $16.504   $15.048   $12.404   $11.323   $9.932      N/A
Ending AUV                          $14.393   $12.004   $13.075   $12.375   $10.291   $16.504   $15.048   $12.404  $11.323      N/A

Percentage change in AUV             19.90%    -8.19%     5.66%    20.25%   -37.65%     9.68%    21.32%     9.55%   14.01%      N/A

Ending number of AUs (000s)               4         7         7         7         8         8         5         6        0      N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                        $1.803    $2.003    $1.635    $1.082    $1.720    $1.872    $1.629    $1.582   $1.391   $1.024
Ending AUV                           $1.968    $1.803    $2.003    $1.635    $1.082    $1.720    $1.872    $1.629   $1.582   $1.391

Percentage change in AUV              9.15%    -9.99%    22.51%    51.11%   -37.09%    -8.12%    14.92%     2.97%   13.73%   35.84%

Ending number of AUs (000s)             191       203       197       258       184       148       201       211      341      289

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                        $1.225    $1.214    $1.086    $0.865    $1.350    $1.377    $1.184    $1.157   $1.045   $0.851
Ending AUV                           $1.383    $1.225    $1.214    $1.086    $0.865    $1.350    $1.377    $1.184   $1.157   $1.045

Percentage change in AUV             12.90%     0.91%    11.79%    25.55%   -35.93%    -1.96%    16.30%     2.33%   10.72%   22.80%

Ending number of AUs (000s)              22        26        26        71        66        61        52        55       78       40

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                        $9.459    $9.323    $7.533    $5.654    $9.583    $9.899       N/A       N/A      N/A      N/A
Ending AUV                          $11.117    $9.459    $9.323    $7.533    $5.654    $9.583       N/A       N/A      N/A      N/A

Percentage change in AUV             17.53%     1.46%    23.76%    33.23%   -41.00%    -3.19%       N/A       N/A      N/A      N/A

Ending number of AUs (000s)               3         2         3         2         1         1       N/A       N/A      N/A      N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                        $8.211    $8.841    $7.658    $5.980    $9.523    $9.903       N/A       N/A      N/A      N/A
Ending AUV                           $9.346    $8.211    $8.841    $7.658    $5.980    $9.523       N/A       N/A      N/A      N/A

Percentage change in AUV             13.82%    -7.13%    15.45%    28.06%   -37.20%    -3.84%       N/A       N/A      N/A      N/A

Ending number of AUs (000s)               1         1         1         1         0         1       N/A       N/A      N/A      N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                        $9.331    $8.735    $7.859    $6.458   $10.039    $9.952       N/A       N/A      N/A      N/A
Ending AUV                          $10.550    $9.331    $8.735    $7.859    $6.458   $10.039       N/A       N/A      N/A      N/A

Percentage change in AUV             13.06%     6.82%    11.15%    21.69%   -35.67%     0.87%       N/A       N/A      N/A      N/A

Ending number of AUs (000s)               1         1         0         0         1         0       N/A       N/A      N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                        $9.312    $9.467    $8.706    $6.176    $9.948    $9.896        N/A      N/A      N/A      N/A
Ending AUV                          $11.095    $9.312    $9.467    $8.706    $6.176    $9.948        N/A      N/A      N/A      N/A

Percentage change in AUV             19.15%    -1.64%     8.74%    40.97%   -37.92%     0.53%        N/A      N/A      N/A      N/A

Ending number of AUs (000s)               1         0         0         0         0         0        N/A      N/A      N/A      N/A

Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
---------------------------------------------------------------------------
Beginning AUV                       $13.856   $13.760   $12.093    $7.852   $11.466   $11.589    $10.580  $10.010      N/A      N/A
Ending AUV                          $16.232   $13.856   $13.760   $12.093    $7.852   $11.466    $11.589  $10.580      N/A      N/A

Percentage change in AUV             17.15%     0.70%    13.78%    54.01%   -31.52%    -1.06%      9.54%    5.69%      N/A      N/A

Ending number of AUs (000s)               3         1         5         2         0         0          0        0      N/A      N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
-------------------------------------------------------------------
Beginning AUV                       $13.156   $12.433   $11.230    $9.311   $11.336   $11.226    $10.796  $10.642   $9.999      N/A
Ending AUV                          $14.036   $13.156   $12.433   $11.230    $9.311   $11.336    $11.226  $10.796  $10.642      N/A

Percentage change in AUV              6.69%     5.82%    10.71%    20.61%   -17.86%     0.98%      3.98%    1.45%    6.43%      N/A

Ending number of AUs (000s)               4         8         7         5         3         3          2        1        0      N/A

LORD ABBETT SERIES FUND, INC.:
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
-----------------------------------------------------------------
Beginning AUV                        $1.692    $1.705    $1.501    $1.228    $1.681    $1.646     $1.451   $1.412   $1.225   $1.000
Ending AUV                           $1.883    $1.692    $1.705    $1.501    $1.228    $1.681     $1.646   $1.451   $1.412   $1.225

Percentage change in AUV             11.29%    -0.76%    13.59%    22.23%   -26.95%     2.13%     13.44%    2.76%   15.27%   22.50%

Ending Number of AUs (000s)              42        49        63        49        68       193        138      117       59       19

Growth and Income Portfolio
---------------------------
Beginning AUV                        $1.408    $1.515    $1.303    $1.107    $1.758    $1.717     $1.479   $1.447   $1.297   $1.000
Ending AUV                           $1.563    $1.408    $1.515    $1.303    $1.107    $1.758     $1.717   $1.479   $1.447   $1.297

Percentage change in AUV             11.01%    -7.06%    16.27%    17.71%   -37.03%     2.39%     16.09%    2.21%   11.57%   29.70%

Ending number of AUs (000s)             414       443       503       504       533       576        741      780      903      797

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
-------------------------
Beginning AUV                        $1.592    $1.814    $1.584    $1.025    $2.175    $2.009     $1.808   $1.547   $1.313   $0.982
Ending AUV                           $1.838    $1.592    $1.814    $1.584    $1.025    $2.175     $2.009   $1.808   $1.547   $1.313

Percentage change in AUV             15.45%   -12.24%    14.52%    54.54%   -52.87%     8.26%     11.12%   16.87%   17.82%   33.71%

Ending number of AUs (000s)             129       149       144       169       196       225        259      302      222      212

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
--------------------------------------------------------------
Beginning AUV                        $1.779    $1.921    $1.538    $1.060    $1.976    $1.932     $1.755   $1.583   $1.307   $1.001
Ending AUV                           $2.034    $1.779    $1.921    $1.538    $1.060    $1.976     $1.932   $1.755   $1.583   $1.307

Percentage change in AUV             14.33%    -7.39%    24.90%    45.09%   -46.36%     2.28%     10.09%   10.87%   21.12%   30.57%

Ending Number of AUs (000s)              10        22        38        49        92        63         88       87       58       10

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued):
Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                        $1.270    $1.277    $0.999    $0.767    $1.368    $1.128    $0.993    $0.882   $0.766   $0.604
Ending AUV                           $1.414    $1.270    $1.277    $0.999    $0.767    $1.368    $1.128    $0.993   $0.882   $0.766

Percentage change in AUV             11.34%    -0.55%    27.83%    30.25%   -43.93%    21.28%    13.60%    12.59%   15.14%   26.82%

Ending number of AUs (000s)              17        13        25        62        58        77        46        41       20        1

Short Duration Bond Portfolio
-----------------------------
Beginning AUV                        $1.396    $1.406    $1.348    $1.202    $1.402    $1.352    $1.310    $1.305   $1.308   $1.290
Ending AUV                           $1.445    $1.396    $1.406    $1.348    $1.202    $1.402    $1.352    $1.310   $1.305   $1.308

Percentage change in AUV              3.51%    -0.71%     4.30%    12.15%   -14.27%     3.70%     3.21%     0.38%   -0.23%    1.40%

Ending Number of AUs (000s)             111       150       126        94        43       104       125        89      105      116

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                        $1.243    $1.269    $1.071    $0.881    $1.471    $1.479    $1.419    $1.393   $1.257   $1.004
Ending AUV                           $1.339    $1.243    $1.269    $1.071    $0.881    $1.471    $1.479    $1.419   $1.393   $1.257

Percentage change in AUV              7.72%    -2.05%    18.49%    21.57%   -40.11%    -0.54%     4.23%     1.87%   10.82%   25.20%

Ending Number of AUs (000s)              26        23        57         8         7        11         5         5       11        2

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                       $13.084   $13.635   $11.210    $8.615   $14.370   $13.488   $11.982   $11.325  $10.015      N/A
Ending AUV                          $14.375   $13.084   $13.635   $11.210    $8.615   $14.370   $13.488   $11.982  $11.325      N/A

Percentage change in AUV              9.87%    -4.04%    21.63%    30.12%   -40.05%     6.54%    12.57%     5.80%   13.08%      N/A

Ending Number of AUs (000s)               1         0         1         1         0         0         0         1        0      N/A

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                       $10.456    $9.962    $9.005    $7.465    $9.814   $10.028       N/A       N/A      N/A      N/A
Ending AUV                          $11.449   $10.456    $9.962    $9.005    $7.465    $9.814       N/A       N/A      N/A      N/A

Percentage change in AUV              9.50%     4.96%    10.63%    20.63%   -23.94%    -2.13%       N/A       N/A      N/A      N/A

Ending number of AUs (000s)             526       625       704       794       933     1,075       N/A       N/A      N/A      N/A

JNF Equity Portfolio - Qualified (inception date May 1, 2007)
-------------------------------------------------------------
Beginning AUV                        $8.601    $8.578    $6.865    $5.125    $8.987   $10.013       N/A       N/A      N/A      N/A
Ending AUV                           $9.964    $8.601    $8.578    $6.865    $5.125    $8.987       N/A       N/A      N/A      N/A

Percentage change in AUV             15.85%     0.27%    24.95%    33.95%   -42.97%   -10.25%       N/A       N/A      N/A      N/A

Ending number of AUs (000s)           5,865     6,578     7,375     8,149     8,830    10,378       N/A       N/A      N/A      N/A

JNF Equity Portfolio - Non Qualified (inception date May 1, 2007)
-----------------------------------------------------------------
Beginning AUV                        $8.601    $8.578    $6.865    $5.125    $8.987   $10.013       N/A       N/A      N/A      N/A
Ending AUV                           $9.964    $8.601    $8.578    $6.865    $5.125    $8.987       N/A       N/A      N/A      N/A

Percentage change in AUV             15.85%     0.27%    24.95%    33.95%   -42.97%   -10.25%       N/A       N/A      N/A      N/A

Ending number of AUs (000s)             146       203       207       225       246       264       N/A       N/A      N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                        $12.654  $12.536   $11.196    $9.302   $11.165   $10.411    $9.973       N/A      N/A      N/A
Ending AUV                           $14.400  $12.654   $12.536   $11.196    $9.302   $11.165   $10.411       N/A      N/A      N/A

Percentage change in AUV              13.80%    0.94%    11.97%    20.36%   -16.69%     7.24%     4.39%       N/A      N/A      N/A

Ending Number of AUs (000s)               19       13        11         8        18         0         0       N/A      N/A      N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                        $10.242  $11.191    $9.077    $6.478   $11.641    $9.541   $10.105       N/A      N/A      N/A
Ending AUV                           $10.686  $10.242   $11.191    $9.077    $6.478   $11.641    $9.541       N/A      N/A      N/A

Percentage change in AUV               4.34%   -8.48%    23.29%    40.12%   -44.35%    22.01%    -5.58%       N/A      N/A      N/A

Ending Number of AUs (000s)                2        2         6         4         7         0         1       N/A      N/A      N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                        $14.397  $13.677   $12.318    $9.533   $11.272   $10.761    $9.978       N/A      N/A      N/A
Ending AUV                           $16.800  $14.397   $13.677   $12.318    $9.533   $11.272   $10.761       N/A      N/A      N/A

Percentage change in AUV              16.69%    5.26%    11.03%    29.21%   -15.43%     4.75%     7.85%       N/A      N/A      N/A

Ending Number of AUs (000s)                5        6         5         3         1         1         0       N/A      N/A      N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                        $13.217  $12.504   $11.642   $10.172   $10.527   $10.261   $10.010       N/A      N/A      N/A
Ending AUV                           $14.505  $13.217   $12.504   $11.642   $10.172   $10.527   $10.261       N/A      N/A      N/A

Percentage change in AUV               9.75%    5.70%     7.40%    14.45%    -3.37%     2.59%     2.51%       N/A      N/A      N/A

Ending Number of AUs (000s)                2        0         1         0         0         0         0       N/A      N/A      N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                        $14.793  $13.891   $12.567   $10.864   $11.068   $10.189   $10.000       N/A      N/A      N/A
Ending AUV                           $15.661  $14.793   $13.891   $12.567   $10.864   $11.068   $10.189       N/A      N/A      N/A

Percentage change in AUV               5.87%    6.49%    10.54%    15.68%    -1.84%     8.63%     1.89%       N/A      N/A      N/A

Ending Number of AUs (000s)                6        3         3         2         6         0         0       N/A      N/A      N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                        $13.191  $12.893   $11.377    $8.192   $10.818   $10.558    $9.989       N/A      N/A      N/A
Ending AUV                           $14.926  $13.191   $12.893   $11.377    $8.192   $10.818   $10.558       N/A      N/A      N/A

Percentage change in AUV              13.15%    2.31%    13.33%    38.88%   -24.27%     2.46%     5.70%       N/A      N/A      N/A

Ending Number of AUs (000s)                3        2         4         3         3         0         1       N/A      N/A      N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                        $16.580  $13.100   $11.855   $12.524   $10.785    $9.925   $10.047       N/A      N/A      N/A
Ending AUV                           $17.141  $16.580   $13.100   $11.855   $12.524   $10.785    $9.925       N/A      N/A      N/A

Percentage change in AUV               3.38%   26.56%    10.50%    -5.34%    16.12%     8.66%    -1.21%       N/A      N/A      N/A

Ending Number of AUs (000s)                6       15        11         4        24         5         0       N/A      N/A      N/A

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (continued):
Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                       $12.313   $12.300   $11.800   $10.517   $10.668   $10.036   $10.011       N/A       N/A     N/A
Ending AUV                          $12.903   $12.313   $12.300   $11.800   $10.517   $10.668   $10.036       N/A       N/A     N/A

Percentage change in AUV              4.79%     0.11%     4.24%    12.20%    -1.42%     6.30%     0.25%       N/A       N/A     N/A

Ending Number of AUs (000s)               6         6        11         5         0         0         0       N/A       N/A     N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                        $1.602    $1.449    $1.354    $1.155    $1.255    $1.146    $1.149    $1.137    $1.054  $1.004
Ending AUV                           $1.724    $1.602    $1.449    $1.354    $1.155    $1.255    $1.146    $1.149    $1.137  $1.054

Percentage change in AUV              7.62%    10.56%     7.02%    17.23%    -7.97%     9.51%    -0.26%     1.06%     7.87%   4.98%

Ending Number of AUs (000s)             672       675       512       456       310       178       145       142       134       3

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $11.529   $11.585   $11.460   $10.738   $10.881   $10.518   $10.188   $10.038   $10.000     N/A
Ending AUV                          $11.730   $11.529   $11.585   $11.460   $10.738   $10.881   $10.518   $10.188   $10.038     N/A

Percentage change in AUV              1.74%    -0.48%     1.09%     6.72%    -1.31%     3.45%     3.24%     1.49%     0.38%     N/A

Ending Number of AUs (000s)               4         5         8         7         3        12         8         9         3     N/A

Total Return Portfolio  (inception date May 1, 2003)
----------------------------------------------------
Beginning AUV                        $1.520    $1.482    $1.384    $1.226    $1.182    $1.098    $1.068    $1.053    $1.014  $1.001
Ending AUV                           $1.649    $1.520    $1.482    $1.384    $1.226    $1.182    $1.098    $1.068    $1.053  $1.014

Percentage change in AUV              8.49%     2.56%     7.08%    12.89%     3.72%     7.65%     2.81%     1.42%     3.85%   1.30%

Ending Number of AUs (000s)             802       497       625       566       313       276       167       118        77       5

PIONEER VARIABLE CONTRACTS TRUST:
Disciplined Value Portfolio (inception date November 1, 2006)
-------------------------------------------------------------
Beginning AUV                        $8.597    $9.014    $8.333    $7.273   $10.889   $10.338    $9.935       N/A       N/A     N/A
Ending AUV                           $9.413    $8.597    $9.014    $8.333    $7.273   $10.889   $10.338       N/A       N/A     N/A

Percentage change in AUV              9.49%    -4.63%     8.17%    14.57%   -33.21%     5.33%     4.06%       N/A       N/A     N/A

Ending Number of AUs (000s)               0         0         0         0         0         0         0       N/A       N/A     N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                        $9.681   $12.801   $11.184    $6.492   $15.726   $11.151   $10.036       N/A       N/A     N/A
Ending AUV                          $10.702    $9.681   $12.801   $11.184    $6.492   $15.726   $11.151       N/A       N/A     N/A

Percentage change in AUV             10.55%   -24.37%    14.46%    72.27%   -58.72%    41.03%    11.11%       N/A       N/A     N/A

Ending Number of AUs (000s)              12        23        26        33        33        50         5       N/A       N/A     N/A

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                        $1.282    $1.224    $1.037    $0.919    $1.336    $1.342    $1.110    $1.063    $0.925  $0.764
Ending AUV                           $1.395    $1.282    $1.224    $1.037    $0.919    $1.336    $1.342    $1.110    $1.063  $0.925

Percentage change in AUV              8.81%     4.74%    18.03%    12.84%   -31.21%    -0.45%    20.90%     4.42%    14.92%  21.07%

Ending number of AUs (000s)             250       235       231       256       273       265       169       126       125     267

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (continued):
Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                        $1.030    $1.090    $0.951    $0.769    $1.184    $1.141    $0.990    $0.944   $0.860   $0.704
Ending AUV                           $1.121    $1.030    $1.090    $0.951    $0.769    $1.184    $1.141    $0.990   $0.944   $0.860

Percentage change in AUV              8.83%    -5.50%    14.62%    23.67%   -35.05%     3.77%    15.25%     4.87%    9.77%   22.16%

Ending number of AUs (000s)             129       115       176       132       103        16        18        83       87      108

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                       $13.383   $13.799   $11.845    $7.476   $11.733   $11.223   $10.473   $10.003      N/A      N/A
Ending AUV                          $15.331   $13.383   $13.799   $11.845    $7.476   $11.733   $11.223   $10.473      N/A      N/A

Percentage change in AUV             14.56%    -3.01%    16.50%    58.44%   -36.28%     4.54%     7.16%     4.70%      N/A      N/A

Ending number of AUs (000s)               8        16         7         6         9         8         5         3      N/A      N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                       $11.217   $12.032   $10.309    $8.312   $12.675   $12.153   $10.934   $10.058      N/A      N/A
Ending AUV                          $12.307   $11.217   $12.032   $10.309    $8.312   $12.675   $12.153   $10.934      N/A      N/A

Percentage change in AUV              9.72%    -6.77%    16.71%    24.03%   -34.42%     4.30%    11.15%     8.71%      N/A      N/A

Ending number of AUs (000s)               1         3         3         3         1         1         0         0      N/A      N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                       $13.172   $13.099   $11.880    $9.284   $10.620   $10.104   $10.020       N/A      N/A      N/A
Ending AUV                          $14.497   $13.172   $13.099   $11.880    $9.284   $10.620   $10.104       N/A      N/A      N/A

Percentage change in AUV             10.06%     0.56%    10.26%    27.96%   -12.58%     5.11%     0.84%       N/A      N/A      N/A

Ending Number of AUs (000s)               2         1         0         2         0         0         0       N/A      N/A      N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                        $2.238    $2.571    $1.998    $1.277    $2.274    $2.209    $1.843    $1.668   $1.480   $1.005
Ending AUV                           $2.384    $2.238    $2.571    $1.998    $1.277    $2.274    $2.209    $1.843   $1.668   $1.480

Percentage change in AUV              6.52%   -12.95%    28.68%    56.46%   -43.84%     2.94%    19.86%    10.49%   12.70%   47.26%

Ending Number of AUs (000s)             140       199       214       209       219       309       301       164      247      112

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                        $2.270    $2.371    $1.987    $1.484    $2.059    $2.125    $1.857    $1.728   $1.397   $0.998
Ending AUV                           $2.528    $2.270    $2.371    $1.987    $1.484    $2.059    $2.125    $1.857   $1.728   $1.397

Percentage change in AUV             11.37%    -4.26%    19.33%    33.89%   -27.93%    -3.11%    14.43%     7.47%   23.69%   39.98%

Ending Number of AUs (000s)             161       208       199       192       218       221       246       344      325       99

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                        $1.416    $1.818    $1.610    $1.119    $2.006    $2.128    $1.856    $1.636   $1.378   $1.000
Ending AUV                           $1.786    $1.416    $1.818    $1.610    $1.119    $2.006    $2.128    $1.856   $1.636   $1.378

Percentage change in AUV             26.13%   -22.11%    12.92%    43.88%   -44.22%    -5.73%    14.66%    13.45%   18.72%   37.80%

Ending Number of AUs (000s)             423       442       508       556       533       445       367       318      254      146

--------------------------------------------------------------------------------

                                       2012      2011      2010      2009      2008      2007      2006      2005     2004     2003
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                        $1.785    $2.428    $1.933    $0.916    $2.627    $1.928    $1.396    $1.068   $0.857   $0.562
Ending AUV                           $2.294    $1.785    $2.428    $1.933    $0.916    $2.627    $1.928    $1.396   $1.068   $0.857

Percentage change in AUV             28.52%   -26.48%    25.61%   111.03%   -65.13%    36.26%    38.11%    30.71%   24.62%   52.49%

Ending number of AUs (000s)             174       238       290       685       277       504       361       276      257      206

Global Hard Assets Fund
-----------------------
Beginning AUV                        $3.913    $4.730    $3.697    $2.370    $4.444    $3.088    $2.506    $1.669   $1.359   $0.946
Ending AUV                           $4.005    $3.913    $4.730    $3.697    $2.370    $4.444    $3.088    $2.506   $1.669   $1.359

Percentage change in AUV              2.35%   -17.27%    27.94%    55.99%   -46.67%    43.91%    23.22%    50.15%   22.81%   43.66%

Ending number of AUs (000s)             135       148       182       231       273       337       291       243      157      222

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                        $1.053    $1.089    $1.048    $0.929    $1.080    $1.049    $0.975    $0.982   $0.995   $1.000
Ending AUV                           $1.057    $1.053    $1.089    $1.048    $0.929    $1.080    $1.049    $0.975   $0.982   $0.995

Percentage change in AUV              0.38%    -3.31%     3.91%    12.81%   -13.98%     2.96%     7.59%    -0.71%   -1.31%   -0.50%

Ending Number of AUs (000s)              23        56        22        17         4         5         1         1        1        1

Unconstrained Emerging Markets Bond Fund
----------------------------------------
Beginning AUV                        $2.055    $1.920    $1.826    $1.740    $1.696    $1.562    $1.481    $1.543   $1.427   $1.221
Ending AUV                           $2.148    $2.055    $1.920    $1.826    $1.740    $1.696    $1.562    $1.481   $1.543   $1.427

Percentage change in AUV              4.53%     7.03%     5.15%     4.94%     2.59%     8.58%     5.47%    -4.02%    8.13%   16.87%

Ending number of AUs (000s)              31        42        24        71        78       113        85       120      150      196

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                       $15.982   $16.075   $11.979    $8.623   $15.654   $12.927   $11.388    $9.904      N/A      N/A
Ending AUV                          $18.629   $15.982   $16.075   $11.979    $8.623   $15.654   $12.927   $11.388      N/A      N/A

Percentage change in AUV             16.56%    -0.58%    34.19%    38.92%   -44.92%    21.10%    13.51%    14.98%      N/A      N/A

Ending number of AUs (000s)              31        32        54        38        36        42        45        49      N/A      N/A

Opportunity Fund
----------------
Beginning AUV                        $2.669    $2.853    $2.329    $1.592    $2.685    $2.543    $2.289    $2.143   $1.831   $1.350
Ending AUV                           $3.052    $2.669    $2.853    $2.329    $1.592    $2.685    $2.543    $2.289   $2.143   $1.831

Percentage change in AUV             14.35%    -6.45%    22.50%    46.29%   -40.71%     5.58%    11.10%     6.81%   17.04%   35.63%

Ending number of AUs (000s)             334       380       393       400       329       341       317       397      540      431

--------------------------------------------------------------------------------

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                             Upon             Upon
State                                                   Premium Payment   Annuitization       Nonqualified       Qualified
-----                                                   ---------------   -------------       ------------       ---------
California ........................................                            X                  2.35%              0.50%

Maine..............................................           X                                   2.00%(1)

Nevada.............................................                            X                  3.50%

South Dakota.......................................           X                                   1.25%(2)

Texas .............................................                            X                  0.04%(3)           0.04%

West Virginia......................................                            X                  1.00%              1.00%

Wyoming............................................           X                                   1.00%


NOTE: The above tax deduction rates are as of January 1, 2013. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."

--------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

--------------------------------------------------------------------------------

                               PRIVACY NOTICE of
                   Jefferson National Life Insurance Company

01/2013
We take your privacy seriously. This notice describes how we treat data about our customers.


We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:


   o  The Medical Information Bureau

   o  Consumer Reporting Agencies

   o  Service Providers who conduct marketing services on our behalf

   o  Other Data Providers

Data we collect may include:

   o  Name, address, e-mail address, phone number

   o  Social Security Number

   o  Demographic Data


   o  Health data or other data about illness, disability or injury


   o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

   o  Insurance companies, agents, reinsurers

   o  Group policyholders for purpose of reporting claims experience

   o  Medical Laboratories and Prescription or Pharmacy Database Managers

   o  Medical Information and Motor Vehicle Bureaus or similar institutions

   o  A court or governmental agency when there is a lawful request

   o  Law enforcement officials to prevent criminal activity and/or fraud

   o  Service providers that perform marketing or research services for us

   o Service providers that perform legal, audit, or administrative services for us

   o  Joint Marketing Partners

   o  Unaffiliated Fund Families

   o  Unaffiliated Third Parties

   o  Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:

   o  Underwrite policies

   o  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                            10350 Ormsby Park Place
                            Louisville, Ky 40223


Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.


If you provide personal data to third parties, for example, independent agents or brokers, please note that this notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

Jefferson National [LOGO]
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
 General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Withdrawal Charge
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                            (cut along dotted line)


If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIIND-SAI-C-0513) dated May 1, 2013 for this Prospectus, please complete this form, detach, and mail to:


                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account C (individual annuity) fixed and variable annuity at the following address:

Name:________________________________________________________________________

Mailing Address:________________________________________________________________


                                   Sincerely,

 ______________________________________________________________________________

                                  (Signature)
--------------------------------------------------------------------------------

(c) 2013, Jefferson National Life Insurance Company      JNL-MAXIIND-PROS-C-0513

                      STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                      AND

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

          ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY
                    40233 PHONE: (866) 667-0561 (TOLL FREE)

                                  MAY 1, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2013. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

TABLE OF CONTENTS
                                                                            PAGE
GENERAL INFORMATION                                                          B-3

EXPENSE GUARANTEE AGREEMENT                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                              GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, (the "Code") proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $127,000 for single filers, $188,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013). However, for single filers with modified adjusted gross income in excess of $112,000, but less than $127,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $178,000, but less than $188,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL. Inviva, Inc. at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, We may make charges to the separate account.

                               PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

           ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2013.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT ......................................        3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and
    Surplus as of December 31, 2012 and 2011 ......................          5

  Statements of Operations for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          6

  Statements of Changes in Capital and Surplus for the Years
    Ended December 31, 2012, 2011 and 2010 ........................          7

  Statements of Cash Flows for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          8

  Notes to Statutory Basis Financial Statements ...................       9-38

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTAL MATERIAL .............         39

SUPPLEMENTAL MATERIAL:

  Selected Financial Data .........................................      40-41

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]                Tel: +212 885-8000          100 Park Avenue
                          Fax: +212 697-1299          New York, NY 10017
                          www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2012, 2011 and 2010, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/BDO USA,LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                         2012        2011
-------------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost ...................................  $  446,337  $  420,781
  Preferred stock ...........................................       6,899       8,432
  Common stock ..............................................       9,533      10,446
  Mortgage loan trusts ......................................      13,219      13,584
  Mortgage loans on real estate .............................       1,991       2,212
  Investment in real estate .................................       1,060       1,314
  Policyholder loans ........................................       6,756       7,226
  Cash and short-term investments ...........................      13,508      47,438
  Intercompany note .........................................          --         952
  Other invested assets .....................................       1,961       2,455
  Derivatives ...............................................          14         348
-------------------------------------------------------------------------------------
    TOTAL INVESTMENTS AND CASH ..............................     501,278     515,188
ACCRUED INVESTMENT INCOME ...................................       4,409       3,687
AMOUNTS RECOVERABLE ON REINSURANCE CEDED ....................       2,723       2,849
OTHER ADMITTED ASSETS .......................................       2,680       1,409
SEPARATE ACCOUNT ASSETS .....................................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves ..............................  $  215,982  $  214,123
  Claim reserves ............................................        (109)        (89)
  Accounts payable and accrued expenses .....................         163         761
  Payable on reinsurance ....................................     191,581     198,155
  Due to parent and affiliates ..............................       1,846         361
  Asset valuation reserve ...................................       2,711       1,099
  Interest maintenance reserve ..............................       5,530       3,895
  Transfers from separate accounts ..........................      (1,962)     (2,856)
  Borrowed money ............................................      44,700      52,769
  Other liabilities .........................................       9,172       7,741
  Separate account liabilities ..............................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
    TOTAL LIABILITIES .......................................   2,217,509   1,814,822
-------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common  stock,  $4.80  par value, 1,065,000
    shares authorized, 1,043,565 shares issued and
    outstanding .............................................       5,009       5,009
  Paid-in surplus ...........................................      42,165      42,165
  Unassigned deficit ........................................     (10,725)     (6,505)
  Special surplus funds .....................................       5,027       6,505
-------------------------------------------------------------------------------------
    TOTAL CAPITAL AND SURPLUS ...............................      41,476      47,174
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011      2010
-------------------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations ................   $420,804  $275,695  $ (5,373)
  Net investment income ....................................     23,054    26,473    23,250
  Reserve adjustment on reinsurance ceded ..................     (6,345)   (6,538)   (6,556)
  Commission and expense allowances on reinsurance ceded ...      1,873     3,083     6,017
  Amortization of interest maintenance reserve .............        676       492     1,142
  Fee income ...............................................      5,921     6,511     6,799
  Other revenues ...........................................      7,037     6,060     4,329
-------------------------------------------------------------------------------------------
    TOTAL REVENUES .........................................    453,020   311,776    29,608
-------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits ...........................    157,487   141,910   145,870
  Increase (decrease) in policy and contract reserves ......        458     1,334  (208,443)
  Other benefits ...........................................      3,768     3,606     4,056
  Commissions ..............................................      1,667     1,751     2,028
  General and administrative expenses ......................     15,280    17,622    15,929
  Taxes, licenses and fees .................................        437       135       341
  Net transfers to (from) separate accounts ................    262,923   133,990    64,505
  Decrease in funds withheld ...............................     10,605    10,608        --
  Other expenses ...........................................         80        80        78
-------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES ............................    452,705   311,036    24,364
-------------------------------------------------------------------------------------------
    INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAX
      PROVISION AND NET REALIZED CAPITAL LOSSES ............        315       740     5,244
FEDERAL INCOME TAX PROVISION ...............................         --        --        --
-------------------------------------------------------------------------------------------
   INCOME FROM OPERATIONS
      BEFORE NET REALIZED CAPITAL LOSSES ...................        315       740     5,244
NET REALIZED CAPITAL LOSSES, NET OF TRANSFERS TO IMR .......     (3,242)   (5,532)   (7,156)
-------------------------------------------------------------------------------------------
NET LOSS ...................................................   $ (2,927) $ (4,792) $ (1,912)
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011       2010
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR ......................  $ 47,174  $ 31,314  $  25,905
--------------------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss ..................................................    (2,927)   (4,792)    (1,912)
  Change in net unrealized capital gains (losses) ...........       211      (591)       610
  Change in deferred income tax .............................   (19,478)    3,520      2,863
  Change in nonadmitted assets ..............................    19,586    (3,524)    (2,581)
  Change in asset valuation reserve .........................    (1,612)      (83)      (842)
  Paid-in surplus ...........................................        --    15,175        --
  Change in surplus as a result of reinsurance, net of tax ..    (1,478)   (2,330)     7,271
  Increase in surplus due to quasi reorganization ...........        --     8,485        --
--------------------------------------------------------------------------------------------
    NET ADJUSTMENTS TO SURPLUS ..............................    (5,698)   15,860      5,409
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR ............................  $ 41,476  $ 47,174  $  31,314
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2012        2011       2010
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance .........................    $ 420,804   $ 275,695  $  (5,373)
  Net investment income .........................................       18,533      22,240     23,967
  Miscellaneous income ..........................................       14,831      15,654     17,144
-----------------------------------------------------------------------------------------------------
       TOTAL INCOME RECEIVED ....................................      454,168     313,589     35,738
-----------------------------------------------------------------------------------------------------
  Benefit and loss related payments .............................      167,396     152,875    157,358
  Net transfers to separate accounts ............................      262,030     132,775     63,294
  Commissions, expenses paid and aggregate write-ins for
     deductions .................................................       28,055      30,359     18,180
-----------------------------------------------------------------------------------------------------
       TOTAL OPERATING EXPENSES PAID ............................      457,481     316,009    238,832
-----------------------------------------------------------------------------------------------------
       NET CASH USED IN OPERATING ACTIVITIES ....................       (3,313)     (2,420)  (203,094)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks ............................................      180,166     168,402    367,475
    Mortgage loans ..............................................          617       1,065      1,322
    Derivatives .................................................           --         231        189
    Other invested assets .......................................        2,236         102        584
    Miscellaneous proceeds ......................................          334          --        318
-----------------------------------------------------------------------------------------------------
       TOTAL INVESTMENT PROCEEDS ................................      183,353     169,800    369,888
-----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks ............................................     (199,376)   (337,126)  (192,411)
    Mortgage loans ..............................................           --        (875)      (550)
    Derivatives .................................................           --        (609)      (283)
    Other invested assets .......................................       (1,033)       (491)    (2,400)
    Miscellaneous investments ...................................           (5)        (25)      (106)
-----------------------------------------------------------------------------------------------------
       TOTAL COST OF INVESTMENTS ACQUIRED .......................     (200,414)   (339,126)  (195,750)
-----------------------------------------------------------------------------------------------------
  Net decrease in policy loans ..................................          444         705      5,925
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES ......      (16,617)   (168,621)   180,063
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
    Borrowed money ..............................................       (8,069)    (13,828)     2,752
    Net deposit-type contract fund and other liabilities ........        1,402      (1,408)        23
    Other cash applied ..........................................       (7,333)        861    202,196
    Paid-in surplus .............................................           --      15,175         --
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES .................................      (14,000)        800    204,971
-----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS ...................      (33,930)   (170,241)   181,940
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year .............................................       47,438     217,679     35,739
-----------------------------------------------------------------------------------------------------
  End of year ...................................................    $  13,508   $  47,438  $ 217,679
=====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2012, 2011 and 2010:

                                       2012        2011      2010
-----------------------------------------------------------------
California ........................     11%          10%       12%
Texas .............................     10%          11%       14%
Florida ...........................      8%           6%        6%
Massachusetts .....................      8%           9%      N/A
Pennsylvania ......................    N/A          N/A         6%
Colorado ..........................    N/A          N/A         5%
=================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $1,072 and $-0- at December 31, 2012 and 2011, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2012, 2011 and 2010 is as follows:

                                              Net Income (Loss)            Capital and Surplus
                                         ---------------------------   ---------------------------
                                           Year Ended December 31,            December 31,
                                         ---------------------------   ---------------------------
                                            2012      2011      2010      2012      2011      2010
--------------------------------------------------------------------------------------------------
Statutory amounts ....................   $(2,927)  $(4,792)  $(1,912)  $41,476   $47,174   $31,314
Add (deduct) adjustments:
  Investments ........................      (284)    1,875    15,817    26,220    15,010    12,834
  Deferred acquisition costs and
     valuation of business acquired ..      (141)   (2,365)   (7,850)   14,607    16,445    28,297
  Goodwill and other intangibles .....        --    (2,400)       --     5,218     4,146     5,462
  Nonadmitted assets .................        --        --        --        --       136       234
  Policy reserves ....................     2,435     3,365     2,440    (1,938)   (4,399)   (4,908)
  Ceding commissions .................    (1,478)   (2,329)   (5,138)       --        --        --
  Other ..............................         4        (3)       91        10         4         3
--------------------------------------------------------------------------------------------------
GAAP-basis amounts ...................   $(2,391)  $(6,649)  $ 3,448   $85,593   $78,516   $73,236
==================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES - The Company holds S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY NOTE - Intercompany note is a note between the Company and Jefferson National Asset Management, LLC ("JNAM"), an affiliate. The note is reported at the unpaid principal balance. The note was fully repaid in January 2012.

OTHER INVESTED ASSETS - Other invested assets represents an investment in a limited partnership interest. The partnership wholly owns an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The cost basis of other invested assets was $2,227 and $2,269 at December 31, 2012 and 2011, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.25% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2012, the Company owned $2,698 of FHLB common stock and had pledged RMBS and certificates of deposit with a fair value of $46,928 as collateral. At December 31, 2011, the Company owned $3,158 of FHLB capital stock and has pledged collateral of $55,176 in carrying value of RMBS securities. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. As of December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2012, the years still subject to examination by a taxing authority are 2009 through 2011.

DEFERRED INCOME TAXES

In 2012, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus 2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes to not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

ESTIMATES

The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

NEW ACCOUNTING PRONOUNCEMENTS

STATEMENT OF STATUTORY ACCOUNTING PRINCIPLES ("SSAP") NO. 101 - "INCOME TAXES - A REPLACEMENT OF SSAP NO. 10 AND SSAP NO. 10R"

In November 2011, the NAIC issued Statement of Statutory Accounting Principle ("SSAP") No. 101, "Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10". This statement established statutory accounting principles for current and deferred Federal and foreign income taxes and current state income taxes. This statement changed the statutory accounting for income taxes in two key areas related to tax loss contingencies and the admissibility of deferred tax assets. The adoption of this guidance on January 1, 2012 did not have a material impact on the statutory basis financial statements.

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The adoption of this guidance is not expected to have any impact on the Company's results of operations, financial position or liquidity.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                         Gross Unrealized       NAIC
                                             Amortized   ----------------     Market
                                                  Cost     Gains   Losses      Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury .......................     $   7,659   $   351   $   --   $  8,010
   States and political subdivisions ...         5,620       407       (8)     6,019
   Corporate bonds .....................       186,239    14,858     (134)   200,963
   Mortgage-backed securities:
      U.S. government agencies .........        23,464     1,633       --     25,097
      Corporate ........................       223,355    15,892     (303)   238,944
------------------------------------------------------------------------------------

                                               446,337    33,141     (445)   479,033
Preferred stock ........................         6,899        68     (302)     6,665
Common stock ...........................         9,534        --       (1)     9,533
------------------------------------------------------------------------------------

Total ..................................     $ 462,770   $33,209   $ (748)  $495,231
====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2011 are as follows:

                                                       Gross Unrealized         NAIC
                                           Amortized  --------------------    Market
                                                Cost     Gains   Losses        Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury ......................    $   6,640   $   418   $     --   $  7,058
   States and political subdivisions ..       18,438       808       (230)    19,016
   Corporate bonds ....................      121,721    10,062       (675)   131,108
   Mortgage-backed securities:
      U.S. government agencies ........       27,367     1,494     (2,146)    26,715
      Corporate .......................      246,615     2,402    (15,139)   233,878
------------------------------------------------------------------------------------

                                             420,781    15,184    (18,190)   417,775
Preferred stock .......................        8,432        11       (139)     8,304
Common stock ..........................       11,080        --       (634)    10,446
------------------------------------------------------------------------------------

Total .................................    $ 440,293   $15,195   $(18,963)  $436,525
====================================================================================

As of December 31, 2012 and 2011, the Company had fixed maturity securities with a statement value of $12,905 and $12,862, respectively, on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2012 are as follows:

                                                                            NAIC
                                                            Amortized     Market
                                                                 Cost      Value
--------------------------------------------------------------------------------
Due in one year or less .................................   $   1,414   $  1,423
Due after one year through five years ...................      45,932     49,051
Due after five years through ten years ..................     109,785    118,334
Due after ten years .....................................      42,387     46,185
Mortgage-backed securities ..............................     246,819    264,040
--------------------------------------------------------------------------------

Total ...................................................   $ 446,337   $479,033
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2012, 2011 and 2010, proceeds from the sales and maturities of fixed maturity securities were $180,166, $168,402 and $367,475, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Net realized capital gains (losses) for 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  8,906   $(6,402)    $     (719)   $ 1,785
Preferred stock ................................         35        --           (406)      (371)
Common stock ...................................         --        --         (1,977)    (1,977)
Mortgage loans .................................         11        --             --         11
Derivatives ....................................         --      (335)            --       (335)
Real estate ....................................         --       (24)           (72)       (96)
Other invested assets ..........................         52        --             --         52
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      9,004    (6,761)        (3,174)      (931)
Transfer to IMR ................................     (2,311)       --             --     (2,311)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  6,693   $(6,761)    $   (3,174)   $(3,242)
===============================================================================================

YEAR ENDED DECEMBER 31, 2011
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  2,943   $   (491)   $   (5,006)   $(2,554)
Preferred stock ................................         40        (39)       (1,571)    (1,570)
Mortgage loans .................................         --         --           (11)       (11)
Derivatives ....................................         --       (163)           --       (163)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      2,983       (693)       (6,588)    (4,298)
Transfer to IMR ................................     (2,548)        --         1,314     (1,234)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $    435   $   (693)   $   (5,274)   $(5,532)
===============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross   Other Than
                                                    Capital   Realized    Temporary
                                                      Gains     Losses   Impairment       Total
-----------------------------------------------------------------------------------------------


Bonds ..........................................   $ 16,100   $ (1,116)  $   (1,186)   $ 13,798
Preferred stock ................................         --        (49)      (5,000)     (5,049)
Common stock ...................................         --        (10)          --         (10)
Mortgage loans .................................         --         --         (349)       (349)
Derivatives ....................................         --       (914)          --        (914)
Real estate ....................................         --        (21)          --         (21)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......     16,100     (2,110)      (6,535)      7,455
Transfer to IMR ................................    (14,773)        --          162     (14,611)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  1,327   $ (2,110)  $   (6,373)   $ (7,156)
===============================================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,886 and $10,680, respectively, with an aggregate fair value of $17,471 and $10,131, respectively. Those holdings amounted to 3.8% and 2.5% of the Company's investments in bonds at December 31, 2012 and 2011, respectively, and 3.3% and 2.0% of the Company's total admitted assets at December 31, 2012 and 2011, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14. At December 31, 2011, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $348. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2012, the Company reported a realized loss of $335. The total realized loss due to market value changes, sales and expirations in 2011 was $163.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2012, 2011 and 2010, including accrual of discount and amortization of premiums, arose from the following sources:

                                                       2012       2011      2010
--------------------------------------------------------------------------------
Bonds ..........................................    $21,966   $ 25,505   $22,669
Preferred stock ................................        511        730       540
Common stock ...................................        455        339       201
Mortgage loans on real estate ..................        986      1,126     1,047
Policy loans ...................................        422        461       791
Cash and short-term investments ................          4          4         3
Other invested assets ..........................        608        779       428
Miscellaneous investment income ................          2          5        98
--------------------------------------------------------------------------------

     Total gross investment income .............     24,954     28,949    25,777
Investment expense .............................       (772)    (1,074)     (913)
Interest expense ...............................     (1,128)    (1,402)   (1,614)
--------------------------------------------------------------------------------

Net investment income ..........................    $23,054   $ 26,473   $23,250
================================================================================

There was no accrued investment income excluded from surplus during 2012, 2011 and 2010.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2012 and 2011 follow:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 Months or More
                                         in Unrealized Loss      in Unrealized Loss            Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
     subdivisions ..................   $   1,492   $       (8)  $     --   $       --   $  1,492   $       (8)
Corporate bonds ....................      18,024         (134)        --           --     18,024         (134)
Mortgage-backed securities:
      U.S. government agencies .....          --           --         --           --         --           --
      Corporate ....................          --           --      9,763         (303)     9,763         (303)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............      19,516         (142)     9,763         (303)    29,279         (445)
Preferred stock ....................          --           --      3,103         (302)     3,103         (302)
Common stock .......................          --           --      5,000           (1)     5,000           (1)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $  19,516   $     (142)  $ 17,866   $     (606)  $ 37,382   $     (748)
=============================================================================================================

Number of positions held ...........          19                       5                      24
=============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 months or More
                                         in Unrealized Loss      in Unrealized Loss             Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
      subdivisions .................   $   3,348   $     (168)  $  2,072   $      (62)  $  5,420   $     (230)
Corporate bonds ....................      13,743         (498)       621         (177)    14,364         (675)
Mortgage-backed securities:
      U.S. government agencies .....       5,115       (2,146)        --           --      5,115       (2,146)
      Corporate ....................     159,759      (13,730)    12,414       (1,409)   172,173      (15,139)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............     181,965      (16,542)    15,107       (1,648)   197,072      (18,190)
Preferred stock ....................       6,384         (139)        --           --      6,384         (139)
Common stock .......................          --           --      4,366         (634)     4,366         (634)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $ 188,349   $  (16,681)  $ 19,473   $   (2,282)  $207,822   $  (18,963)
=============================================================================================================

Number of positions held ...........          74                       8                      82
=============================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2012 and 2011, the Company had $2,078,647 and $2,233,631,
respectively, of individual and group life insurance in force. On $215,782 and $245,823 of insurance in force as of December 31, 2012 and 2011, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,613 and $2,099 at December 31, 2012 and 2011, respectively. The Company has ceded 100% of its life reserves at December 31, 2012 and 2011.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2012, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     397,209   $      24,690  $       19,780
GMIB ...............................          15,167             695               4
GMWB ...............................           2,759               4              --
====================================================================================

At December 31, 2011, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     410,506   $      26,144  $       21,010
GMIB ...............................          16,924             877               3
GMWB ...............................           2,806               5              --
====================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2012 and 2011. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2012 and 2011 is as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
                                                              (in the event of death)
Return of net deposit:
   Account value ..........................................   $ 222,484    $  233,877
   Net amount at risk .....................................   $  22,649    $   30,764
   Average attained age of contract holders ...............          54            54
Return of net deposits plus a minimum return ..............   $ 169,968    $  171,268
Net amount at risk ........................................   $ 139,697    $  154,373
Average attained age of contract holders ..................          63            63
Guaranteed minimum return .................................           5%            5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
      Account value .......................................   $   4,756    $    5,361
      Net amount at risk ..................................   $     845    $    1,206
      Average attained age of contract holders ............          65            63
=====================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,555 and $16,295 at December 31, 2012 and 2011, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2012 and 2011 are as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
Asset type:
   Domestic equity ..........................................    $194,502    $199,151
   International equity .....................................      30,441      29,765
   Bonds ....................................................      46,246      48,450
   Balanced bond/equity .....................................      19,875      19,620
-------------------------------------------------------------------------------------

      Total .................................................     291,064     296,986
Money market ................................................      28,307      31,336
-------------------------------------------------------------------------------------

      Total .................................................    $319,371    $328,322
=====================================================================================

Percent of total variable annuity separate account values ...        18.3%       24.5%
=====================================================================================

At December 31, 2012, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       2012
                                                              -----------------------
                                                                  Amount   % of Total
-------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
     1. With market value adjustment ......................   $      530            0%
     2. At book value less current surrender charge
        of 5% or more .....................................        8,071           .4%
     3. At fair value .....................................    1,745,375         78.9%
-------------------------------------------------------------------------------------

     4. Total with adjustment or at fair value ............    1,753,976         79.3%
     5. At book value without adjustment (minimal or no
        charge or adjustment) .............................      435,978         19.7%
B. Not subject to discretionary withdrawal ................       23,191          1.0%
-------------------------------------------------------------------------------------

C. Total (gross: direct + assumed) ........................    2,213,145        100.0%
D. Reinsurance ceded ......................................     (256,863)
-------------------------------------------------------------------------------------

E. Total (net) (C) + (D) ..................................   $1,956,282
=====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

      o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

      o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

      o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                   NAIC
                                                                                               Carrying
Description                               Level 1       Level 2     Level 3         Total         Value
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --    $  381,326    $ 97,707    $  479,033    $  446,337
   Preferred stock ....................     6,405            51         209         6,665         6,899
   Common stock .......................     2,698            --       6,835         9,533         9,533
   Other invested assets ..............        --            --       1,961         1,961         1,961
   Derivatives ........................        --            14          --            14            14
   Separate account assets ............        --     1,747,895          --     1,747,895     1,747,895
   Cash and short-term investments ....        --        13,508          --        13,508        13,508
-------------------------------------------------------------------------------------------------------

                                          $ 9,103    $2,142,794    $106,712    $2,258,609    $2,226,147
=======================================================================================================

LIABILITIES
Separate account liabilities ..........   $    --    $1,747,895    $     --    $1,747,895    $1,747,895
=======================================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2012:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                           Balance at
                            January 1,        into      Out of   Included in   Included in                             December
                                  2012     Level 3     Level 3        Income       Surplus   Purchases,      Sales     31, 2012
-------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   87,245   $      --   $      --   $      (443)  $     9,484   $   28,283   $(26,862)  $   97,707
Preferred stock ..........       1,505          --          --          (406)           --           --       (890)         209
Common stock .............       7,288          --          --        (1,977)          634          890         --        6,835
Other invested assets ....       2,455          --          --            --          (452)          --        (42)       1,961
===============================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows:

                                                                                          NAIC
                                                                                      Carrying
Description                               Level 1     Level 2  Level 3       Total       Value
----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --  $  330,530  $87,245  $  417,775  $  420,781
   Preferred stock ....................     6,749          50    1,505       8,304       8,432
   Common stock .......................     3,158          --    7,288      10,446      10,446
   Other invested assets ..............        --          --    2,455       2,455       2,455
   Derivatives ........................        --         348       --         348         348
   Separate account assets ............        --   1,338,863       --   1,338,863   1,338,863
   Cash and short-term investments ....        --      47,438       --      47,438      47,438
----------------------------------------------------------------------------------------------

                                          $ 9,907  $1,717,229  $98,493  $1,825,629  $1,828,763
==============================================================================================

LIABILITIES
Separate account liabilities ..........   $    --  $1,338,863  $    --  $1,338,863  $1,338,863
==============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------
The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2011 are as follows:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                          Balance at
                            January 1,        into      Out of   Included in   Included in                            December
                                  2011     Level 3     Level 3        Income       Surplus   Purchases      Sales     31, 2011
------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   24,472   $      --   $      --   $    (5,358)  $       450   $  83,728   $(16,047)  $   87,245
Preferred stock ..........          --          --          --            --            --       1,505         --        1,505
Common stock .............       4,928          --          --            --          (562)      2,922         --        7,288
Other invested assets ....       2,371          --          --           186            --          --       (102)       2,455
==============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,219   $   13,219
Mortgage loans on real estate .........................            1,991        1,991
Real estate ...........................................            1,060        1,060
Policy loans ..........................................            6,756        6,756
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      215,982   $  216,888
Borrowed money ........................................           44,700       44,700
=====================================================================================

DECEMBER 31, 2011
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,584   $   13,584
Mortgage loans on real estate .........................            2,212        2,212
Real estate ...........................................            1,314        1,314
Policy loans ..........................................            7,226        7,226
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      214,123   $  214,832
Borrowed money ........................................           52,769       52,769
=====================================================================================

7. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas ("Conseco"). The total reserves transferred under these agreements were $313,962 and $326,817 for the years ended December 31, 2012 and 2011, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $19,538 and $20,689 of its $19,538 and $20,689, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $183,906 and $189,648 as of December 31, 2012 and 2011, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2012 and 2011 were $5,027 and $6,505, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2012 and 2011, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                   2012          2011         2010
--------------------------------------------------------------------------------------------------
Premiums, annuity and fund deposits ........................   $ 31,440      $ 32,623     $231,115
Policyholder benefits ......................................     42,386        44,584       47,505
Change in insurance and annuity reserves ...................    (16,472)      (19,592)     178,224
Policy and contract reserves ...............................    571,025       588,353      608,570
==================================================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2012, the balance of annuity business ceded to SRUS was approximately $56,000 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2012 and 2011. During 2012, 2011 and 2010, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2012, 2011 and 2010 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $483, $54 and $154 as of December 31, 2012, 2011 and 2010, respectively):

YEAR ENDED DECEMBER 31,                                   2012         2011          2010
-----------------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums ...............................     $  3,998     $  4,652     $   5,207
  Reinsurance ceded .............................       (3,998)      (4,652)       (5,207)
-----------------------------------------------------------------------------------------

    Total premiums ..............................     $     --     $     --     $      --
=========================================================================================

Long duration contracts:
  Direct premiums ...............................     $447,706     $303,523     $ 217,331
  Reinsurance assumed ...........................           57           89         3,050
  Reinsurance ceded .............................      (27,442)     (27,971)     (225,908)
-----------------------------------------------------------------------------------------
    Total premiums ..............................     $420,321     $275,641     $  (5,527)
=========================================================================================

8. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2012 and 2011, the Company has estimated probable recoveries through premium tax credits to be $495 and $510, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2012, 2011 and 2010 consist of the following major components:

YEAR ENDED DECEMBER 31,                             2012        2011        2010
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income .............................   $  --       $  --       $  --
Prior year overaccrual of tax ..................      --          --          --
--------------------------------------------------------------------------------

Current income taxes incurred ..................   $  --       $  --       $  --
================================================================================

As of December 31, 2012, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2012 and 2011 are as follows:

                                                           2012                               2011
                                             --------------------------------    ------------------------------
                                             Ordinary    Capital       Total     Ordinary    Capital      Total
---------------------------------------------------------------------------------------------------------------
Gross deferred tax assets ................   $ 26,656    $   426    $ 27,082      $46,466    $    --    $46,466
Gross deferred tax liabilities ...........      1,217         --       1,217        1,123         --      1,123
---------------------------------------------------------------------------------------------------------------

                                               25,439        426      25,865       45,343         --     45,343
Less: Nonadmitted deferred tax assets ....     25,439        426      25,865       45,343         --     45,343
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets
      before statutory valuation
      allowance ..........................         --         --          --           --         --         --
Statutory valuation allowance ............         --         --          --           --         --         --
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .........   $     --    $    --    $     --      $    --    $    --    $    --
===============================================================================================================

Increase (decrease) in nonadmitted gross
  deferred tax assets ....................   $(19,904)   $   426    $(19,478)     $ 7,268    $(3,748)   $ 3,520
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2012 and 2011 are as follows:

                                                               2012                           2011
                                                    ----------------------------   ----------------------------
DECEMBER 31,                                        Ordinary   Capital     Total   Ordinary   Capital     Total
---------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax differences in:
  Net operating loss carryforward ................  $ 11,864   $    --   $11,864   $ 31,173   $    --   $31,173
  Capital loss carryforward ......................        --       426       426         --        --        --
  Insurance reserves .............................     1,949        --     1,949      2,143        --     2,143
  Section 807(f) reserve basis change ............     1,639        --     1,639      3,275        --     3,275
  Proxy DAC ......................................     6,371        --     6,371      4,163        --     4,163
  Ceding commissions .............................     1,760        --     1,760      2,277        --     2,277
  Investments ....................................     3,073        --     3,073      3,435        --     3,435
---------------------------------------------------------------------------------------------------------------

Gross DTAs .......................................    26,656       426    27,082     46,466        --    46,466
---------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs .................................    25,439       426    25,865     45,343        --    45,343
---------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax differences in:
  Other ..........................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

Gross DTLs .......................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets before
      statutory valuation allowance ..............        --        --        --         --        --        --
Statutory valuation allowance
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .................  $     --   $    --   $    --   $     --   $    --   $    --
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The significant book to tax differences in 2012, 2011 and 2010 are as follows:

                                                               2012       2011       2010
-----------------------------------------------------------------------------------------
Statutory income (loss) before taxes ...................   $    315    $   740    $ 5,244
Net realized capital losses ............................     (3,242)    (5,532)    (7,156)
-----------------------------------------------------------------------------------------

  Total pre-tax statutory income (loss) ................   $ (2,927)   $(4,792)   $(1,912)
=========================================================================================

Benefit/provision at Federal statutory rate (35%) ......   $ (1,024)   $(1,677)   $  (669)
-----------------------------------------------------------------------------------------
Amounts related to prior years .........................     19,683     (4,546)       (19)
IMR/AVR ................................................       (237)      (172)      (400)
Fines and penalties ....................................          2          9          4
True up DTA/other ......................................    (18,424)     6,386      1,084
-----------------------------------------------------------------------------------------

  Total adjustments ....................................      1,024      1,677        669
-----------------------------------------------------------------------------------------

  Federal income tax benefit before change in
    statutory valuation allowance ......................         --         --         --
Change in statutory valuation allowance
-----------------------------------------------------------------------------------------

Net Federal tax benefit ................................   $     --    $    --    $    --
=========================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

At December 31, 2012 and 2011, the Company did not record a valuation allowance as admitted deferred tax assets were $-0- for both years.

As of December 31, 2012 and 2011, the Company had operating loss carryforwards of approximately $33,898 and $89,067, respectively, which begin to expire in 2018. As of December 31, 2012 and 2011, the Company had capital loss carryforwards of approximately $1,218 and $-0-, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2012, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $19,633 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2012.

The Company files a separate life insurance company Federal income tax return.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                                                 2012       2011
------------------------------------------------------------------------------------------------------------
Total capital and surplus .............................................................   $41,476    $47,174
Adjustments:
  AVR .................................................................................     2,711      1,099
  Furniture and equipment .............................................................    (1,072)        --
Dividend liability ....................................................................        --         --
Sub AVR ...............................................................................        --         --
Sub dividend liability ................................................................        --         --
P&C non-tabular discounts and/or alien insurance
   subsidiary - other .................................................................        --         --
Hedging fair value adjustment .........................................................        --         --
Credit for capital notes ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ............................................................    43,115     48,273
Less: Deferred tax asset ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ExDTA ......................................................   $43,115    $48,273
============================================================================================================

Authorized control level risk-based capital ...........................................   $ 4,400    $ 4,195
============================================================================================================

Total adjusted capital ExDTA/Authorized control level risk-based capital ..............       980%     1,517%
============================================================================================================

10. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2012, 2011 and 2010, operating expenses of $14,577, $17,053 and $14,968, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,846 and $339 at December 31, 2012 and 2011, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2012, 2011 and 2010 under these agreements was $1,718, $1,024 and $1,258, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2012 and 2011, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                                                                         2012                         2011
                                                              --------------------------   ---------------------------
                                                                   Separate         Non-        Separate          Non-
                                                              Accounts With   Guaranteed   Accounts With    Guaranteed
                                                                 Guarantees     Separate      Guarantees      Separate
                                                                 Nonindexed     Accounts      Nonindexed      Accounts
----------------------------------------------------------------------------------------------------------------------
Premiums, deposits and other considerations ...............   $          --   $  416,490   $          --    $  274,690
======================================================================================================================

For accounts with assets at market value ..................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment ..........................   $         495   $       --   $         504    $       --
    At market value .......................................              --    1,743,940              --     1,333,566
  Not subject to discretionary withdrawal .................              --        1,498              --         1,937
----------------------------------------------------------------------------------------------------------------------

  Total separate account liabilities ......................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                            2012             2011          2010
--------------------------------------------------------------------------------------
Transfers to separate accounts .............  $ 416,499         $274,742      $186,604
Transfers from separate accounts ...........    155,570          142,228       123,517
--------------------------------------------------------------------------------------

Net transfers to separate accounts .........  $ 260,929         $132,514      $ 63,087
======================================================================================

12. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $319 and $317 at December 31, 2012 and 2011, respectively, and was included in other liabilities. The expenses for these plans were $11 and $21 at December 31, 2012 and 2011, respectively. The discount rate used in determining the benefit obligation was 5.25%.

13. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before realized capital gains or losses for 2012 was $315. Statutory surplus with regards to policyholders as of December 31, 2012 was $41,476. The Company had no earned surplus as of December 31, 2012. The maximum dividend payout which may be made without prior approval in 2012 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011. $3,000 was received in March related to an investment in JN Financial by a previous owner, and $20,660 was received related to the management buyout in December.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, 2011 and 2010, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 30, 2013, which is the date the financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
----------------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds ..........................................................   $    264
  Other bonds (unaffiliated) ................................................     21,702
  Preferred stock (unaffiliated) ............................................        511
  Common stock ..............................................................        455
  Mortgage loans on real estate .............................................        986
  Policy loans ..............................................................        422
  Cash and short-term investments ...........................................          4
  Other invested assets .....................................................        608
  Miscellaneous investment income ...........................................          2
----------------------------------------------------------------------------------------

    GROSS INVESTMENT INCOME .................................................   $ 24,954
========================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity -- statement value:
  Due within one year or less ...............................................   $ 22,496
  Over 1 year through 5 years ...............................................    115,301
  Over 5 years through 10 years .............................................    168,339
  Over 10 years through 20 years ............................................     77,561
  Over 20 years .............................................................     69,342
----------------------------------------------------------------------------------------

    TOTAL BY MATURITY .......................................................   $453,039
========================================================================================

BONDS BY CLASS -- STATEMENT VALUE:
  Class 1 ...................................................................   $361,107
  Class 2 ...................................................................     75,046
  Class 3 ...................................................................     16,451
  Class 4 ...................................................................         --
  Class 5 ...................................................................        435
  Class 6 ...................................................................         --
----------------------------------------------------------------------------------------

    TOTAL BY CLASS ..........................................................   $453,039
========================================================================================

Total bonds publicly traded .................................................   $322,393
Total bonds privately placed ................................................    130,646

Preferred stocks -- statement value .........................................      6,899
Short-term investments -- book value ........................................      6,703
Cash on deposit .............................................................      6,805
========================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary ..................................................................   $    243
========================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary ..................................................................    $   54,196
  Group life ................................................................         2,232

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable ....         1,647
  Ordinary - involving life contingencies - amount of income payable ........         2,134
  Group - not involving life contingencies - amount of income payable .......           132
  Group - involving life contingencies - amount of income payable ...........           419

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable ....................................           406
    Deferred - fully paid account balance ...................................        18,956
    Deferred - not fully paid -account balance ..............................     2,066,343
===========================================================================================

       ANNUAL STATEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                          Admitted Assets as Reported
                                                    Gross Investment Holdings               in the Annual Statement
                                                    -------------------------  ---------------------------------------------------
                                                          1             2           3            4            5            6
                                                                                            Securities
                                                                                              Lending
                                                                                            Reinvested       Total
                                                                                            Collateral    (Col. 3+4)
              Investment Categories                     Amount     Percentage    Amount        Amount       Amount      Percentage
----------------------------------------------------------------------------------------------------------------------------------
1.    Bonds:
      1.1   U.S. treasury securities .............     7,659,368        1.527    7,659,368            0     7,659,368        1.528
      1.2   U.S. government agency obligations
            (excluding mortgage-backed
            securities):
            1.21  Issued by U.S. government
                  agencies .......................                      0.000                                       0        0.000
            1.22  Issued by U.S. government
                  sponsored agencies .............                      0.000                                       0        0.000
      1.3   Non-U.S. government (including
            Canada, excluding
            mortgaged-backed securities) .........     1,513,464        0.302    1,513,464            0     1,513,464        0.302
      1.4   Securities  issued  by  states,
            territories, and possessions and
            political subdivisions in the U.S.:
            1.41  States, territories and
                  possessions general
                  obligations ....................                      0.000                                       0        0.000
            1.42  Political subdivisions of
                  states, territories
                  and possessions and political
                  subdivisions general
                  obligations ....................                      0.000                                       0        0.000
            1.43  Revenue and assessment
                  obligations ....................     5,619,589        1.121    5,619,589            0     5,619,589        1.121
            1.44  Industrial development and
                  similar obligations ............                      0.000                                       0        0.000
      1.5   Mortgage-backed securities
            (includes residential and
            commercial MBS):
            1.51  Pass-through securities:
                  1.511 Issued or guaranteed by
                        GNMA .....................       680,952        0.136      680,952            0       680,952        0.136
                  1.512 Issued or guaranteed by
                        FNMA and FHLMC ...........    16,638,073        3.318   16,638,073            0    16,638,073        3.319
                  1.513 All other ................                      0.000                                       0        0.000
            1.52  CMOs and REMICs:
                  1.521 Issued or guaranteed by
                        GNMA, FNMA, FHLMC
                        or VA ....................     6,144,890        1.225    6,144,890            0     6,144,890        1.226
                  1.522 Issued by non-U.S.
                        Government issuers and
                        collateralized by
                        mortgage-backed
                        securities issued or
                        guaranteed by agencies
                        shown in Line 1.521 ......                      0.000                                       0        0.000
                  1.523 All other ................   223,354,511       44.540  223,354,511            0   223,354,511       44.553
2.    Other debt and other fixed income
      securities (excluding short-term):
      2.1   Unaffiliated domestic securities
            (includes credit tenant loans and
            hybrid securities) ...................   145,871,041       29.089  145,871,041            0   145,871,041       29.097
      2.2   Unaffiliated non-U.S. securities
            (including Canada) ...................    38,854,770        7.748   38,854,770            0    38,854,770        7.750
      2.3   Affiliated securities ................                      0.000                                       0        0.000
3.    Equity interests:
      3.1   Investments in mutual funds ..........                      0.000                                       0        0.000
      3.2   Preferred stocks:
            3.21  Affiliated .....................                      0.000                                       0        0.000
            3.22  Unaffiliated ...................     6,898,680        1.376    6,898,680            0     6,898,680        1.376
      3.3   Publicly traded equity securities
            (excluding preferred stocks):
            3.31  Affiliated .....................                      0.000                                       0        0.000
            3.32  Unaffiliated ...................                      0.000                                       0        0.000
      3.4   Other equity securities:
            3.41  Affiliated .....................                      0.000                                       0        0.000
            3.42  Unaffiliated ...................     9,533,208        1.901    9,533,208            0     9,533,208        1.902
      3.5   Other equity interests including
            tangible personal properly
            under lease:
            3.51  Affiliated .....................                      0.000                                       0        0.000
            3.52  Unaffiliated ...................                      0.000                                       0        0.000
4.    Mortgage loans:
      4.1   Construction and land development ....                      0.000                                       0        0.000
      4.2   Agricultural .........................                      0.000                                       0        0.000
      4.3   Single family residential
            properties ...........................     1,990,825        0.397    1,990,825                  1,990,825        0.397
      4.4   Multifamily residential properties ...                      0.000                                       0        0.000
      4.5   Commercial loans .....................    13,219,359        2.636   13,219,359                 13,219,359        2.637
      4.6   Mezzanine real estate loans ..........                      0.000                                       0        0.000
5.    Real estate investments:
      5.1   Property occupied by company .........             0        0.000            0            0             0        0.000
      5.2   Property held for production of
            income (including $0 of property
            acquired in satisfaction of debt) ....             0        0.000            0            0             0        0.000
      5.3   Property held for sale (including
            $0 property acquired in
            satisfaction of debt) ................     1,060,039        0.211    1,060,039            0     1,060,039        0.211
6.    Contract loans .............................     6,898,956        1.376    6,756,111            0     6,756,111        1.348
7.    Derivatives ................................        13,725        0.003       13,725            0        13,725        0.003
8.    Receivables for securities .................        47,366        0.009       47,366            0        47,366        0.009
9.    Securities Lending (Line 10, Asset Page
      reinvested collateral) .....................             0        0.000            0          XXX           XXX          XXX
10.   Cash, cash equivalents and short-term
      investments ................................    13,508,460        2.694   13,508,460            0    13,508,460        2.695
11.   Other invested assets ......................     1,960,822        0.391    1,960,822            0     1,960,822        0.391
12.   Total invested assets ......................   501,468,098      100.000  501,325,253            0   501,325,253      100.000

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2012
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City State and Zip Code) Louisville , KY 40223 NAIC Group Code 3381 NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2
      of this annual statement .............................................     $ 511,089,983

2.    Ten largest exposures to a single issuer/borrower/investment.

                    1                          2                    3                  4
                                                                             Percentage of Total
                 Issuer             Description of Exposure      Amount        Admitted Assets
      ----------------------------  -----------------------   ------------   -------------------
2.01  RAW 2004-RZ2 AI6 ...........  BOND                      $ 16,023,644                   3.1%
2.02  ABSHE 2004-HE8 M1 ..........  BOND                      $ 13,987,465                   2.7%
2.03  FG Q10363 ..................  BOND                      $ 13,323,951                   2.6%
2.04  CIFC 2006-1BA A3L ..........  BOND                      $ 10,772,983                   2.1%
2.05  SUGAR 2012-1A D ............  BOND                      $  7,726,338                   1.5%
2.06  LROCK 2007-1A A3B ..........  BOND                      $  7,413,784                   1.5%
2.07  FORE 2007-1A B .............  BOND                      $  6,856,463                   1.3%
2.08  FRASR 2011-5A C ............  BOND                      $  6,657,773                   1.3%
2.09  WTFRT 2007-1A B ............  BOND                      $  6,396,638                   1.3%
2.10  OCP 2012-2A E ..............  BOND                      $  6,110,638                   1.2%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

           Bonds              1           2             Preferred Stocks          3         4
      ---------------  --------------  -------          ----------------   ------------   ------
3.01  NAIC-1 ........  $  361,107,051     70.7%  3.07   P/RP-1 .........   $                 0.0%
3.02  NAIC-2 ........  $   75,045,862     14.7%  3.08   P/RP-2 .........   $  6,689,760      1.3%
3.03  NAIC-3 ........  $   16,451,688      3.2%  3.09   P/RP-3 .........   $                 0.0%
3.04  NAIC-4 ........  $            0      0.0%  3.10   P/RP-4 .........   $                 0.0%
3.05  NAIC-5 ........  $      434,794      0.1%  3.11   P/RP-5 .........   $                 0.0%
3.06  NAIC-6 ........  $            0      0.0%  3.12   P/RP-6 .........   $    208,920      0.0%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 4.01 above is yes, responses are not required for interrogatories 5- 10.

4.02  Total admitted assets held in foreign investments ...................  $ 132,790,260     26.0%
4.03  Foreign-currency-denominated investments ............................  $                  0.0%
4.04  Insurance liabilities denominated in that same foreign currency .....  $                  0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
5.01  Countries rated NAIC-1 ................................................     $  129,866,224     25.4%
5.02  Countries rated NAIC-2 ................................................     $    2,924,036      0.6%
5.03  Countries rated NAIC-3 or below .......................................     $                   0.0%

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
      Countries rated NAIC - 1:
6.01  Country 1: CAYMAN ISLANDS ................................................  $   90,480,443     17.7%
6.02  Country 2: NETHERLANDS ...................................................  $   10,675,496      2.1%
      Countries rated NAIC - 2:
6.03  Country 1: MEXICO ........................................................  $    1,931,968      0.4%
6.04  Country 2: BRAZIL ........................................................  $      992,068      0.2%
      Countries rated NAIC - 3 or below:
6.05  Country 1: ...............................................................  $                   0.0%
6.06  Country 2: ...............................................................  $                   0.0%

                                                                                        1             2
                                                                                  --------------   ------
7.    Aggregate unhedged foreign currency exposure .............................  $                   0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
8.01  Countries rated NAIC-1 ...................................................  $                   0.0%
8.02  Countries rated NAIC-2 ...................................................  $                   0.0%
8.03  Countries rated NAIC-3 or below ..........................................  $                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  ---------------  ------
      Countries rated NAIC-1:
9.01  Country 1: ...............................................................  $                   0.0%
9.02  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 2:
9.03  Country 1: ...............................................................  $                   0.0%
9.04  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: ...............................................................  $                   0.0%
9.06  Country 2: ...............................................................  $                   0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                       1                                        2                        3             4
                    Issuer                                 NAIC Rating
      ---------------------------------      ------------------------------------ ---------------  -------
10.01 CIFC 2006-1BA A3L ...............      1AM                                  $    10,772,983      2.1%
10.02 SUGAR 2012-1A D .................      1AM                                  $     7,726,338      1.5%
10.03 LROCK 2007-1A A3B ...............      1FE                                  $     7,413,784      1.5%
10.04 FORE 2007-1A B ..................      1FE                                  $     6,856,463      1.3%
10.05 FRASR 2011-5A C .................      1AM                                  $     6,657,773      1.3%
10.06 WTFRT 2007-1A B .................      1AM                                  $     6,396,638      1.3%
10.07 OCP 2012-2A E ...................      1AM                                  $     6,110,638      1.2%
10.08 JFIN 2012-1A C ..................      1FE                                  $     5,950,283      1.2%
10.09 CENT9 2005-9A A2 ................      1FE                                  $     5,903,652      1.2%
10.10 SYMP 2006-2A B ..................      1FE                                  $     5,865,869      1.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                        1               2
                                                                                  ------------     -----------
11.02 Total admitted assets held in Canadian investments ......................   $                        0.0%
11.03 Canadian-currency-denominated investments ...............................   $                        0.0%
11.04 Canadian-denominated insurance liabilities ..............................   $                        0.0%
11.05 Unhedaed Canadian currency exposure .....................................   $                        0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                        1                                               2                3
      --------------------------------------------------------------------------  -----------      -----------
12.02 Aggregate statement value of investments with contractual sales
      restrictions .............................................................  $                        0.0%
      Largest three investments with contractual sales restrictions:
12.03 ..........................................................................  $                        0.0%
12.04 ..........................................................................  $                        0.0%
12.05 ..........................................................................  $                        0.0%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                2              3
                                     Issuer
      --------------------------------------------------------------------------  -------------    -----------
13.02 MODERN FINANCIAL INC. ....................................................  $    5,000,000           1.0%
13.03 WELLS FARGO ..............................................................  $    2,881,800           0.6%
13.04 FEDERAL HOME LOAN BANK OF DALLAS .........................................  $    2,698,200           0.5%
13.05 PNC FINANCIAL SERVICES ...................................................  $    1,730,200           0.3%
13.06 JP MORGAN CHASE ..........................................................  $    1,674,000           0.3%
13.07 COUNTERPARTY LINK LTD ....................................................  $    1,097,050           0.2%
13.08 RISKGRID .................................................................  $      649,440           0.1%
13.09 VIRTUAL SPECTATOR ........................................................  $      208,920           0.0%
13.10 METLIFE INC ..............................................................  $      180,000           0.0%
13.11 PRINCIPAL FINANCIAL GROUP ................................................  $      180.000           0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
14.02 Aggregate statement value of investments held in nonaffiliated, privately
      placed equities .............................................................       $                          0.0%
      Largest three investments held in nonaffiliated, privately placed equities:
14.03 .............................................................................       $                          0.0%
14.04 .............................................................................       $                          0.0%
14.05 .............................................................................       $                          0.0%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
15.02 Aggregate statement value of investments held in general partnership
      interests ...................................................................       $                          0.0%
      Largest three investments in general partnership interests:
15.03 .............................................................................       $                          0.0%
15.04 .............................................................................       $                          0.0%
15.05 .............................................................................       $                          0.0%

16. Amounts and percentages of the reporting entity's is total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                            1                                                   2               3
                      Type (Residential, Commercial, Agricultural)
      -----------------------------------------------------------------------------       -------------   --------------
16.02 RESIDENTIAL .................................................................       $     668,585              0.1%
16.03 COMMERCIAL ..................................................................       $     365,791              0.1%
16.04 COMMERCIAL ..................................................................       $     365,381              0.1%
16.05 COMMERCIAL ..................................................................       $     344,182              0.1%
16.06 COMMERCIAL ..................................................................       $     335,496              0.1%
16.07 COMMERCIAL ..................................................................       $     332,606              0.1%
16.08 COMMERCIAL ..................................................................       $     321,451              0.1%
16.09 COMMERCIAL ..................................................................       $     316,123              0.1%
16.10 COMMERCIAL ..................................................................       $     292,866              0.1%
16.11 COMMERCIAL ..................................................................       $     292,457              0.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                      Loans
                                                                                          -------------   --------------
16.12 Construction loans ..........................................................       $                          0.0%
16.13 Mortgage loans over 90 days past due ........................................       $     877,993              0.2%
16.14 Mortgage loans in the process of foreclosure ................................       $     187,315              0.0%
16.15 Mortgage loans foreclosed ...................................................       $      25,245              0.0%
16.16 Restructured mortgage loans .................................................       $   3,183,630              0.6%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                              Residential                 Commercial                Agricultural
 Loan to Value               1            2            3             4            5            6
---------------         -----------  -----------   ------------  -----------   -----------  -----------
17.01 above 95% .....   $                    0.0%  $     79,783          0.0%  $                    0.0%
17.02 91 to 95% .....   $                    0.0%  $                     0.0%  $                    0.0%
17.03 81 to 90% .....   $     3,867          0.0%  $                     0.0%  $                    0.0%
17.04 71 to 80% .....   $   661,437          0.1%  $    394,698          0.1%  $                    0.0%
17.05 below 70% .....   $ 1,325,519          0.3%  $ 12,744,880          2.5%  $                    0.0%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                       Description
                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
18.02 .............................................................................       $                          0.0%
18.03 .............................................................................       $                          0.0%
18.04 .............................................................................       $                          0.0%
18.05 .............................................................................       $                          0.0%
18.06 .............................................................................       $                          0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
19.02 Aggregate statement value of investments held in mezzanine real estate
      loans: ......................................................................       $                          0.0%
      Largest three investments held in mezzanine real estate loans:

19.03 .............................................................................       $                          0.0%
19.04 .............................................................................       $                          0.0%
19.05 .............................................................................       $                          0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
20.01 Securities lending agreements (do not include assets
        held as collateral for such transactions) .........  $                     0.0% $             $             $
20.02 Repurchase agreements ...............................  $                     0.0% $             $             $
20.03 Reverse repurchase agreements .......................  $                     0.0% $             $             $
20.04 Dollar repurchase agreements ........................  $                     0.0% $             $             $
20.05 Dollar reverse repurchase agreements ................  $                     0.0% $             $             $

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                       Owned                      Written
                                                                  1             2            3             4
                                                             ------------  -----------  ------------  ------------
21.01 Hedging .............................................  $                     0.0% $                      0.0%
21.02 Income generation ...................................  $                     0.0% $                      0.0%
21.03 Other ...............................................  $                     0.0% $                      0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
22.01 Hedging .............................................  $          0          0.0% $             $             $
22.02 Income generation ...................................  $          0          0.0% $             $             $
22.03 Replications ........................................  $          0          0.0% $             $             $
22.04 Other ...............................................  $          0          0.0% $             $             $

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                    At Year End                 At End of Each Quarter
                                                             -------------------------  ---------------------------------------
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
23.01 Hedging .............................................  $          0          0.0% $             $             $
23.02 Income generation ...................................  $                     0.0% $             $             $
23.03 Replications ........................................  $                     0.0% $             $             $
23.04 Other ...............................................  $                     0.0% $             $             $


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2012

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2012

================================================================================

                                                                                                         PAGE
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
Statement of Assets and Liabilities as of December 31, 2012 ............................................    2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2012 ..    8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2011 ..   28
Notes to Financial Statements ..........................................................................   48
Report of Independent Registered Public Accounting Firm ................................................   74

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

================================================================================

                                                                           SHARES         COST       VALUE
-------------------------------------------------------------------------------------------------------------
Assets:
 Investments in portfolio shares, at net asset value (Note 2):
    The Alger Portfolios:
      Capital Appreciation Portfolio ...................................   36,500.780  $1,717,464  $2,219,612
      Large Cap Growth Portfolio .......................................   21,979.441     893,439   1,029,077
      Mid Cap Growth Portfolio .........................................   50,399.880     589,835     682,919
      Small Cap Growth Portfolio .......................................   56,202.370   1,520,108   1,561,302
    AllianceBernstein Variable Products Series Fund, Inc.:
      Growth and Income Portfolio ......................................    3,070.121      53,171      64,104
    American Century Variable Portfolios, Inc:
      Balanced Fund ....................................................   16,851.225     109,169     120,149
      Income & Growth Fund .............................................   19,872.256     128,623     137,119
      Inflation Protection Fund ........................................   10,317.438     121,340     124,118
      International Fund ...............................................   85,060.423     661,081     759,589
      Large Company Value Fund .........................................      253.211       1,598       2,679
      Ultra Fund .......................................................    2,068.392      21,230      22,339
      Value Fund .......................................................  116,703.709     707,239     760,909
      Vista Fund .......................................................    2,970.282      38,409      51,682
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Fund ..............................    4,530.691      92,807      92,290
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund ..........................................    3,228.189      49,942      51,345
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio ..................................   10,377.412     137,248     140,717
    The Dreyfus Socially Responsible Growth Fund, Inc. .................   60,619.109   1,638,985   2,014,979
    Dreyfus Stock Index Fund ...........................................  214,331.798   6,301,774   6,828,612
    Dreyfus Variable Investment Fund:
      International Value Portfolio ....................................    9,810.832      93,982      96,343
    Federated Insurance Series:
      High Income Bond Fund II .........................................   68,753.207     470,837     492,960
      Kaufmann Fund II .................................................    8,586.936     100,443     127,000
      Managed Volatility Fund II .......................................   32,949.009     283,311     314,992
    Guggenheim Variable Insurance Funds:
      All-Asset Aggressive Strategy Fund ...............................      101.522       2,403       2,559
      All-Asset Conservative Strategy Fund .............................       99.497       2,451       2,480
      All-Asset Moderate Strategy Fund .................................    1,618.771      37,871      41,635
      CLS AdvisorOne Amerigo Fund ......................................       22.819         829         782
      Multi-Hedge Strategies Fund ......................................      324.860       7,046       7,271
      Rydex Banking Fund ...............................................      155.055       1,938       2,077
      Rydex Basic Materials Fund .......................................    6,924.662     205,829     180,595
      Rydex Biotechnology Fund .........................................   14,477.327     520,977     542,755
      Rydex Commodities Strategy Fund ..................................      704.519       8,179       7,898
      Rydex Consumer Products Fund .....................................    2,921.968     119,248     131,519
      Rydex Dow 2X Strategy Fund .......................................      687.098      66,128      71,781
      Rydex Electronics Fund ...........................................       35.187         113         101
      Rydex Energy Fund ................................................   22,624.856     696,907     577,386
      Rydex Energy Services Fund .......................................   39,432.534   1,046,194     729,502
      Rydex Europe 1.25X Strategy Fund .................................    2,736.923      42,951      41,410
      Rydex Financial Services Fund ....................................      705.979      10,453      11,162
      Rydex Government Long Bond 1.2X Strategy Fund ....................    5,719.588     114,396      86,938
      Rydex Health Care Fund ...........................................      928.983      29,524      32,087
      Rydex Internet Fund ..............................................      955.826      17,167      13,850
      Rydex Inverse Dow 2X Strategy Fund ...............................      159.295       1,227       1,238
      Rydex Inverse Government Long Bond Strategy Fund .................      389.856       4,160       3,602
      Rydex Inverse Mid-Cap Strategy Fund ..............................        1.286          23          22
      Rydex Inverse NASDAQ-100(R) Strategy Fund ........................        0.453           4           4
      Rydex Inverse Russell 2000(R) Strategy Fund ......................       72.355       1,214       1,135
      Rydex Inverse S&P 500 Strategy Fund ..............................    1,099.378      36,252      29,189
      Rydex Japan 2X Strategy Fund .....................................      475.099       7,778       8,714
      Rydex Leisure Fund ...............................................      196.499      10,437      13,249
      Rydex Mid Cap 1.5X Strategy Fund .................................      394.230       9,060       9,308
      Rydex NASDAQ-100(R) Fund .........................................   10,773.891     220,038     243,059
      Rydex NASDAQ-100(R) 2X Strategy Fund .............................    9,580.821     290,905     265,868
      Rydex Nova Fund ..................................................      135.681      10,793      11,997

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                           SHARES         COST       VALUE
-------------------------------------------------------------------------------------------------------------
Assets: (continued)
 Investments in portfolio shares, at net asset value (Note 2):
  (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Precious Metals Fund ......................................    55,171.418  $  828,433  $  693,504
      Rydex Real Estate Fund ..........................................     2,152.072      63,027      64,885
      Rydex Retailing Fund ............................................     1,305.762      21,866      21,819
      Rydex Russell 2000(R) 1.5X Strategy Fund ........................     2,467.883      66,944      80,576
      Rydex Russell 2000(R) 2X Strategy Fund ..........................       827.863     101,878     117,134
      Rydex S&P 500 2X Strategy Fund ..................................       467.069      60,927      65,291
      Rydex S&P 500 Pure Growth Fund ..................................     3,612.950     112,827     121,720
      Rydex S&P 500 Pure Value Fund ...................................       425.620      35,461      40,783
      Rydex S&P MidCap 400 Pure Growth Fund ...........................     1,109.753      38,532      38,464
      Rydex S&P MidCap 400 Pure Value Fund ............................       286.909      22,856      24,758
      Rydex S&P SmallCap 600 Pure Growth Fund .........................       870.306      28,196      29,765
      Rydex S&P SmallCap 600 Pure Value Fund ..........................       295.500      30,221      32,851
      Rydex Strengthening Dollar 2X Strategy Fund .....................       233.644       2,801       2,754
      Rydex Technology Fund ...........................................       931.194      10,394       8,893
      Rydex Transportation Fund .......................................        77.960       1,127       1,282
      Rydex U.S. Government Money Market Fund .........................   142,154.704     142,155     142,154
      Rydex Utilities Fund ............................................     9,028.921     170,280     172,723
      Rydex Weakening Dollar 2X Strategy Fund .........................         1.324          32          33
      U.S. Long Short Momentum Fund ...................................     1,052.193      12,991      13,142
    Invesco Variable Insurance Funds:
      Core Equity Fund Series I .......................................     2,602.048      61,286      78,426
      Diversified Dividend Fund Series I ..............................        96.548       1,450       1,577
      Global Health Care Fund Series I ................................     4,556.112      83,519      95,678
      Global Real Estate Fund Series I ................................    64,408.118     779,273     996,393
      High Yield Fund Series I ........................................    49,340.723     262,826     276,801
      Mid Cap Core Equity Fund Series II ..............................     2,934.446      26,152      36,916
      Money Market Fund Series I ...................................... 3,309,357.610   3,309,358   3,309,357
      Technology Fund Series I ........................................       768.599      12,597      12,966
      Van Kampen Value Opportunities Fund Series I ....................     6,408.599      38,734      45,309
    Janus Aspen Series - Institutional:
      Balanced Portfolio ..............................................    17,664.718     478,722     479,950
      Enterprise Portfolio ............................................   103,108.689   3,346,247   4,616,175
      Forty Portfolio .................................................     4,023.032     153,325     164,743
      Janus Portfolio .................................................   143,952.869   3,128,309   3,807,553
      Overseas Portfolio ..............................................    33,489.628   1,512,677   1,271,266
      Perkins Mid Cap Value Portfolio .................................     3,582.718      55,134      56,642
      Worldwide Portfolio .............................................   173,584.320   4,925,045   5,335,983
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio ...............................    57,522.924   1,188,434   1,278,159
      International Equity Portfolio ..................................     5,246.172      52,712      58,337
      US Small-Mid Cap Equity Portfolio ...............................    51,664.198     465,387     376,632
      US Strategic Equity Portfolio ...................................     2,957.877      24,351      30,880
      Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio .........................     1,478.956      26,446      28,115
      ClearBridge Equity Income Builder Portfolio .....................     1,241.361      12,849      14,388
      ClearBridge Fundamental All Cap Value Portfolio .................       414.602       8,380       8,528
      ClearBridge Large Cap Growth Portfolio ..........................       527.313       9,190       9,460
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ..................     5,253.179      42,015      42,656
      Western Asset Strategic Bond Portfolio ..........................     6,101.477      61,389      63,150
    Lord Abbett Series Fund, Inc:
      Capital Structure Portfolio .....................................     5,570.765      69,249      79,216
      Growth and Income Portfolio .....................................    26,307.087     598,654     646,891
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio .......................................    22,079.063     238,938     256,116
      Mid Cap Growth Portfolio ........................................       458.098      13,013      14,187
      Mid Cap Intrinsic Value Portfolio ...............................     2,853.964      34,565      34,505
      Short Duration Bond Portfolio ...................................    14,613.688     164,967     160,019
      Small-Cap Growth Portfolio ......................................     2,678.057      35,820      35,350
      Socially Responsive Portfolio ...................................       484.531       7,335       7,699

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                           SHARES          COST        VALUE
-----------------------------------------------------------------------------------------------------------------
Assets: (continued)
 Investments in portfolio shares, at net asset value (Note 2):
  (continued)
    Northern Lights Variable Trust:
      JNF Balanced Portfolio ..........................................   354,479.124  $5,393,285  $    6,189,206
      JNF Equity Portfolio ............................................ 2,535,377.776  49,520,480      60,696,944
    PIMCO Variable Insurance Trust (Administrative Class):
      All Asset Portfolio .............................................    24,436.554     277,632         278,088
      CommodityRealReturn Strategy Portfolio ..........................     2,337.221      17,903          16,665
      Emerging Markets Bond Portfolio .................................     5,841.042      83,281          89,484
      Foreign Bond US Dollar-Hedged Portfolio .........................     2,102.910      22,495          22,711
      Global Bond Unhedged Portfolio ..................................     6,590.742      94,424          90,425
      High Yield Portfolio ............................................     5,830.841      45,198          46,996
      Long-Term US Government Portfolio ...............................     8,904.168     120,919         109,966
      Low Duration Portfolio ..........................................     7,253.808      76,182          78,195
      Real Return Portfolio ...........................................    81,285.873   1,141,233       1,158,323
      Short-Term Portfolio ............................................     4,668.931      47,753          48,043
      Total Return Portfolio ..........................................   114,521.236   1,301,504       1,322,720
    Pioneer Variable Contracts Trust:
      Emerging Markets Portfolio ......................................     4,999.667     152,269         127,741
      Equity Income Portfolio .........................................    16,179.885     359,111         349,486
      Fund Portfolio ..................................................     6,923.976     139,743         144,850
      Fundamental Value Portfolio .....................................        58.506         617             690
      High Yield Portfolio ............................................    12,296.697     131,606         128,131
      Mid Cap Value Portfolio .........................................     1,050.616      14,310          18,176
      Strategic Income Portfolio ......................................     2,502.894      26,065          26,881
    Royce Capital Fund:
      Micro-Cap Portfolio .............................................    30,561.729     320,902         334,650
      Small-Cap Portfolio .............................................    38,383.962     358,940         423,375
    Third Avenue Variable Series Trust:
      Value Portfolio .................................................    52,451.138     674,058         755,821
    Van Eck VIP Trust:
      Emerging Markets Fund ...........................................    29,490.447     357,241         398,121
      Global Bond Fund ................................................     5,560.672      65,049          66,284
      Global Hard Assets Fund .........................................    18,545.893     566,162         540,242
      Multi-Manager Alternatives Fund .................................     2,506.528      24,638          24,790
    Wells Fargo Advantage VT Funds:
      Discovery Fund ..................................................    22,812.385     412,678         573,959
      Opportunity Fund ................................................    50,772.630     721,978       1,017,991
-----------------------------------------------------------------------------------------------------------------
      Total assets ....................................................                            $  121,247,517
=================================================================================================================

                                                                           UNITS        UNIT VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    The Alger Portfolios:
      Capital Appreciation Portfolio ..................................   396,406.286  $   5.549128  $  2,199,709
      Large Cap Growth Portfolio ......................................   500,981.493      2.054122     1,029,077
      Mid Cap Growth Portfolio ........................................   250,626.368      2.724850       682,919
      Small Cap Growth Portfolio ......................................   719,248.963      2.170739     1,561,302
    AllianceBernstein Variable Products Series Fund, Inc.:
      Growth and Income Portfolio .....................................    46,151.039      1.389014        64,104
    American Century Variable Portfolios, Inc:
      Balanced Fund ...................................................     8,715.877     13.785089       120,149
      Income & Growth Fund ............................................    99,912.491      1.372387       137,119
      Inflation Protection Fund .......................................     8,222.068     15.095713       124,118
      International Fund ..............................................   413,465.097      1.837130       759,589
      Large Company Value Fund ........................................       304.946      8.786294         2,679
      Ultra Fund ......................................................     1,931.458     11.565633        22,339
      Value Fund ......................................................   295,897.835      2.571525       760,909
      Vista Fund ......................................................     5,281.193      9.786135        51,682
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Fund .............................   124,057.610      0.734810        91,159
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund .........................................     4,286.537     11.978183        51,345

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                           UNITS        UNIT VALUE       VALUE
-----------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio .................................     9,109.913  $   15.446612  $   140,717
      The Dreyfus Socially Responsible Growth Fund, Inc. ..............   844,844.409       2.364924    1,997,993
      Dreyfus Stock Index Fund ........................................ 2,266,666.045       2.964103    6,718,632
    Dreyfus Variable Investment Fund:
      International Value Portfolio ...................................    67,979.020       1.417240       96,343
    Federated Insurance Series:
      High Income Bond Fund II ........................................   171,908.578       2.867568      492,960
      Kaufmann Fund II ................................................    11,883.440      10.687174      127,000
      Managed Volatility Fund II ......................................   144,845.049       2.144571      310,630
    Guggenheim Variable Insurance Funds:
      All-Asset Aggressive Strategy Fund ..............................       230.583      11.099709        2,559
      All-Asset Conservative Strategy Fund ............................       228.549      10.851742        2,480
      All-Asset Moderate Strategy Fund ................................     3,802.130      10.950471       41,635
      CLS AdvisorOne Amerigo Fund .....................................        60.335      12.960824          782
      Multi-Hedge Strategies Fund .....................................       815.421       8.916955        7,271
      Rydex Banking Fund ..............................................       396.234       5.242977        2,077
      Rydex Basic Materials Fund ......................................     9,306.812      19.404603      180,595
      Rydex Biotechnology Fund ........................................    32,654.505      16.621143      542,755
      Rydex Commodities Strategy Fund .................................     1,443.848       5.469870        7,898
      Rydex Consumer Products Fund ....................................     7,918.812      16.608374      131,519
      Rydex Dow 2X Strategy Fund ......................................     6,207.514      11.563571       71,781
      Rydex Electronics Fund ..........................................        14.625       6.927576          101
      Rydex Energy Fund ...............................................    29,103.109      19.839315      577,386
      Rydex Energy Services Fund ......................................    35,973.297      19.951455      717,720
      Rydex Europe 1.25X Strategy Fund ................................     4,231.106       9.786956       41,410
      Rydex Financial Services Fund ...................................     1,445.746       7.720326       11,162
      Rydex Government Long Bond 1.2X Strategy Fund ...................    49,629.925       1.751718       86,938
      Rydex Health Care Fund ..........................................     2,278.773      14.080685       32,087
      Rydex Internet Fund .............................................       964.997      14.352844       13,850
      Rydex Inverse Dow 2X Strategy Fund ..............................       605.074       2.045294        1,238
      Rydex Inverse Government Long Bond Strategy Fund ................     9,646.369       0.373388        3,602
      Rydex Inverse Mid-Cap Strategy Fund .............................         6.375       3.441131           22
      Rydex Inverse NASDAQ-100(R) Strategy Fund .......................         1.034       3.616466            4
      Rydex Inverse Russell 2000(R) Strategy Fund .....................       352.275       3.222811        1,135
      Rydex Inverse S&P 500 Strategy Fund .............................    75,565.083       0.386275       29,189
      Rydex Japan 2X Strategy Fund ....................................       992.298       8.781219        8,714
      Rydex Leisure Fund ..............................................       963.782      13.747258       13,249
      Rydex Mid Cap 1.5X Strategy Fund ................................     3,950.707       2.355910        9,308
      Rydex NASDAQ-100(R) Fund ........................................    11,671.390      20.825219      243,059
      Rydex NASDAQ-100(R) 2X Strategy Fund ............................    16,716.957      15.904074      265,868
      Rydex Nova Fund .................................................     1,014.477      11.825870       11,997
      Rydex Precious Metals Fund ......................................    40,473.310      17.134853      693,504
      Rydex Real Estate Fund ..........................................     4,189.011      15.489364       64,885
      Rydex Retailing Fund ............................................     1,463.960      14.904151       21,819
      Rydex Russell 2000(R) 1.5X Strategy Fund ........................    39,563.812       2.036604       80,576
      Rydex Russell 2000(R) 2X Strategy Fund ..........................    19,329.389       6.059897      117,134
      Rydex S&P 500 2X Strategy Fund ..................................     6,491.183      10.058463       65,291
      Rydex S&P 500 Pure Growth Fund ..................................     8,981.373      13.552535      121,720
      Rydex S&P 500 Pure Value Fund ...................................     3,078.364      13.248221       40,783
      Rydex S&P MidCap 400 Pure Growth Fund ...........................     1,970.991      19.515106       38,464
      Rydex S&P MidCap 400 Pure Value Fund ............................     1,716.525      14.423406       24,758
      Rydex S&P SmallCap 600 Pure Growth Fund .........................     1,933.588      15.393745       29,765
      Rydex S&P SmallCap 600 Pure Value Fund ..........................     2,511.873      13.078341       32,851
      Rydex Strengthening Dollar 2X Strategy Fund .....................       470.490       5.854371        2,754
      Rydex Technology Fund ...........................................       787.451      11.293220        8,893
      Rydex Transportation Fund .......................................        91.166      14.065308        1,282
      Rydex U.S. Government Money Market Fund .........................   140,538.404       1.011497      142,154
      Rydex Utilities Fund ............................................    10,646.874      16.222842      172,723
      Rydex Weakening Dollar 2X Strategy Fund .........................         3.104      10.650822           33
      U.S. Long Short Momentum Fund ...................................     8,144.277       1.613662       13,142

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                           UNITS        UNIT VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Invesco Variable Insurance Funds:
      Core Equity Fund Series I .....................................      6,329.783   $  12.389966  $     78,426
      Diversified Dividend Fund Series I ............................        146.472      10.769628         1,577
      Global Health Care Fund Series I ..............................     65,345.508       1.464191        95,678
      Global Real Estate Fund Series I ..............................    345,032.017       2.887828       996,393
      High Yield Fund Series I ......................................     11,403.669      17.506847       199,642
      Mid Cap Core Equity Fund Series II ............................     20,170.127       1.830218        36,916
      Money Market Fund Series I ....................................    329,647.791       9.934856     3,275,003
      Technology Fund Series I ......................................     18,139.331       0.714816        12,966
      Van Kampen Value Opportunities Fund Series I ..................     33,141.787       1.367128        45,309
    Janus Aspen Series - Institutional:
      Balanced Portfolio ............................................     36,519.337      13.142345       479,950
      Enterprise Portfolio ..........................................  1,304,937.745       3.531964     4,608,993
      Forty Portfolio ...............................................     13,483.012      12.218540       164,743
      Janus Portfolio ...............................................  1,453,979.277       2.577627     3,747,816
      Overseas Portfolio ............................................    390,164.572       3.258282     1,271,266
      Perkins Mid Cap Value Portfolio ...............................      4,961.770      11.415727        56,642
      Worldwide Portfolio ...........................................  1,948,320.290       2.717163     5,293,904
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio .............................     41,812.245      30.542834     1,277,064
      International Equity Portfolio ................................      4,053.319      14.392525        58,337
      US Small-Mid Cap Equity Portfolio .............................    191,395.463       1.967819       376,632
      US Strategic Equity Portfolio .................................     22,327.909       1.383025        30,880
      Legg Mason Partners Variable Equity Trust:
      ClearBridge Aggressive Growth Portfolio .......................      2,528.963      11.117270        28,115
      ClearBridge Equity Income Builder Portfolio ...................      1,363.843      10.549710        14,388
      ClearBridge Fundamental All Cap Value Portfolio ...............        912.494       9.346089         8,528
      ClearBridge Large Cap Growth Portfolio ........................        766.949      11.094614         8,509
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ................      2,627.930      16.231860        42,656
      Western Asset Strategic Bond Portfolio ........................      4,436.305      14.036275        62,269
    Lord Abbett Series Fund, Inc:
      Capital Structure Portfolio ...................................     42,062.178       1.883310        79,216
      Growth and Income Portfolio ...................................    413,929.138       1.562807       646,891
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio .....................................    129,232.290       1.837685       237,488
      Mid Cap Growth Portfolio ......................................     10,034.807       1.413766        14,187
      Mid Cap Intrinsic Value Portfolio .............................     16,962.346       2.034193        34,505
      Short Duration Bond Portfolio .................................    110,716.200       1.445308       160,019
      Small-Cap Growth Portfolio ....................................     26,399.410       1.339048        35,350
      Socially Responsive Portfolio .................................        535.602      14.374989         7,699
    Northern Lights Variable Trust:
      JNF Balanced Portfolio ........................................    526,461.433      11.448505     6,027,196
      JNF Equity Portfolio - Qualified ..............................  5,864,890.154       9.963932    58,437,367
      JNF Equity Portfolio - Nonqualified ...........................    145,692.153       9.963932     1,451,667
    PIMCO Variable Insurance Trust (Administrative Class):
      All Asset Portfolio ...........................................     19,311.363      14.400238       278,088
      CommodityRealReturn Strategy Portfolio ........................      1,559.499      10.686328        16,665
      Emerging Markets Bond Portfolio ...............................      5,326.269      16.800481        89,484
      Foreign Bond US Dollar-Hedged Portfolio .......................      1,565.805      14.504657        22,711
      Global Bond Unhedged Portfolio ................................      5,773.826      15.661117        90,425
      High Yield Portfolio ..........................................      3,148.553      14.926259        46,996
      Long-Term US Government Portfolio .............................      6,415.286      17.141316       109,966
      Low Duration Portfolio ........................................      6,060.158      12.903183        78,195
      Real Return Portfolio .........................................    671,692.950       1.724483     1,158,323
      Short-Term Portfolio ..........................................      4,095.561      11.730454        48,043
      Total Return Portfolio ........................................    802,066.978       1.649139     1,322,720
    Pioneer Variable Contracts Trust:
      Emerging Markets Portfolio ....................................     11,936.365      10.701841       127,741
      Equity Income Portfolio .......................................    250,478.718       1.395273       349,486
      Fund Portfolio ................................................    129,210.496       1.121038       144,850

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================

                                                                            UNITS       UNIT VALUE      VALUE
-----------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
    PIMCO Variable Insurance Trust (Administrative Class): (continued)
      Fundamental Value Portfolio ......................................      73.335   $   9.413109 $         690
      High Yield Portfolio .............................................   8,357.623      15.331033       128,131
      Mid Cap Value Portfolio ..........................................   1,476.881      12.306818        18,176
      Strategic Income Portfolio .......................................   1,854.249      14.496798        26,881
      Royce Capital Fund:
      Micro-Cap Portfolio .............................................. 140,387.820       2.383755       334,650
      Small-Cap Portfolio .............................................. 161,087.270       2.528101       407,245
      Third Avenue Variable Series Trust:
      Value Portfolio .................................................. 423,302.210       1.785535       755,821
      Van Eck VIP Trust:
      Emerging Markets Fund ............................................ 173,550.409       2.293980       398,121
      Global Bond Fund .................................................  30,864.304       2.147583        66,284
      Global Hard Assets Fund .......................................... 134,891.594       4.005005       540,242
      Multi-Manager Alternatives Fund ..................................  23,456.265       1.056856        24,790
      Wells Fargo Advantage VT Funds:
      Discovery Fund ...................................................  30,810.668      18.628591       573,959
      Opportunity Fund ................................................. 333,523.426       3.052232     1,017,991
-----------------------------------------------------------------------------------------------------------------
      Net assets .......................................................                            $ 119,855,257
=================================================================================================================
Net assets attributable to contract owners' annuity payment reserves:
    The Alger Portfolios:
      Capital Appreciation Portfolio ...................................                            $      19,903
    Columbia Funds Variable Series Trust:
      Seligman Global Technology Fund ..................................                                    1,131
      The Dreyfus Socially Responsible Growth Fund, Inc ................                                   16,986
      Dreyfus Stock Index Fund .........................................                                  109,980
    Federated Insurance Series:
      Managed Volatility Fund II .......................................                                    4,362
    Guggenheim Variable Insurance Funds:
      Energy Services Fund .............................................                                   11,782
    Invesco Variable Insurance Funds:
      High Yield Fund ..................................................                                   77,159
      Money Market Fund ................................................                                   14,047
    Janus Aspen Series - Institutional:
      Enterprise Portfolio .............................................                                    7,182
      Janus Portfolio ..................................................                                   59,737
      Worldwide Portfolio ..............................................                                   42,079
    Lazard Retirement Series, Inc:
      Emerging Markets Equity Portfolio ................................                                    1,095
    Legg Mason Partners Variable Equity Trust:
      ClearBridge Large Cap Growth Portfolio ...........................                                      951
    Legg Mason Partners Variable Income Trust:
      Western Asset Strategic Bond Portfolio ...........................                                      881
    Neuberger Berman Advisers Management Trust:
      Large Cap Value Portfolio ........................................                                   18,628
    Northern Lights Variable Trust:
      JNF Balanced Portfolio ...........................................                                  162,010
      JNF Equity Portfolio - Qualified .................................                                  807,910
    Royce Capital Fund:
      Small-Cap Portfolio ..............................................                            $      16,130
-----------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment
           reserves ....................................................                            $   1,371,953
=================================================================================================================
Net assets attributable to contract owners' death benefit reserves:
    Invesco Variable Insurance Funds:
        Money Market Fund Series I .....................................                            $      20,307
-----------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' death benefit
           reserves ....................................................                            $      20,307
=================================================================================================================
           Net assets attributable to contract owners' reserves ........                            $ 121,247,517
=================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                    ALLIANCEBERNSTEIN
                                                                                                        VARIABLE
                                                                                                        PRODUCTS
                                                           THE ALGER PORTFOLIOS                        SERIES FUND
                                           -----------------------------------------------------  ---------------------
                                              CAPITAL       LARGE CAP     MID CAP     SMALL CAP        GROWTH AND
                                           APPRECIATION      GROWTH       GROWTH       GROWTH            INCOME
                                           ----------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..................... $       22,738  $    12,506   $      --   $        --  $                 955
Expenses:
  Mortality and expense risk fees ........         21,769       10,754       6,694        15,705                    585
-----------------------------------------------------------------------------------------------------------------------
    Net investment income (expense).......            969        1,752      (6,694)      (15,705)                   370
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio shares ...        138,573        6,556     (15,312)       60,341                    502
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares .....................             --           --          --         4,473                     --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .....................            766           --          --       337,394                     --
-----------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio shares ....        139,339        6,556     (15,312)      402,208                    502
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares .......................        189,731       79,581     111,695      (220,486)                 6,487
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations ...................... $      330,039  $    87,889   $  89,689   $   166,017  $               7,359
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                          ALLIANCEBERNSTEIN
                                                                                                               VARIABLE
                                                                                                               PRODUCTS
                                                                THE ALGER PORTFOLIOS                         SERIES FUND
                                                ------------------------------------------------------    ------------------
                                                    CAPITAL      LARGE CAP     MID CAP     SMALL CAP          GROWTH AND
                                                 APPRECIATION     GROWTH       GROWTH       GROWTH              INCOME
                                                ----------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............  $          969  $     1,752   $  (6,694)  $   (15,705)    $              370
  Net realized gain (loss) on investments
    in portfolio shares ......................         139,339        6,556     (15,312)      402,208                    502
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .........................         189,731       79,581     111,695      (220,486)                 6,487
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     from operations .........................         330,039       87,889      89,689       166,017                  7,359
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) .....................         118,703       79,915      24,589        61,721                  3,174
  Contract redemptions .......................        (113,759)    (109,882)    (61,841)      (94,690)                   (35)
  Net transfers (including
    mortality transfers) .....................         (68,235)     (85,869)     14,588      (102,414)                22,162
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners'
      transactions ...........................         (63,291)    (115,836)    (22,664)     (135,383)                25,301
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ....         266,748      (27,947)     67,025        30,634                 32,660
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............       1,952,864    1,057,024     615,894     1,530,668                 31,444
----------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ................  $    2,219,612  $ 1,029,077   $ 682,919   $ 1,561,302     $           64,104
============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                              COLUMBIA
                                                                                                               FUNDS
                                                                                                              VARIABLE
                                                                                                               SERIES
                                   AMERICAN CENTURY VARIABLE PORTFOLIOS                                        TRUST
 --------------------------------------------------------------------------------------------------------  --------------
                                                            LARGE                                           CVP SELIGMAN
             INCOME &      INFLATION                       COMPANY                                             GLOBAL
  BALANCED    GROWTH      PROTECTION    INTERNATIONAL       VALUE       ULTRA        VALUE       VISTA       TECHNOLOGY
 ------------------------------------------------------------------------------------------------------------------------
 $    2,420  $   2,686   $       2,893  $         6,077   $       49   $      --   $   14,078   $      --   $          --

      1,165      1,246           1,201            7,054           26         157         7,303        578             986
 ------------------------------------------------------------------------------------------------------------------------
      1,255      1,440           1,692             (977)          23        (157)        6,775       (578)           (986)
 ------------------------------------------------------------------------------------------------------------------------

      1,804     (2,199)            225          (40,571)          11         109       (15,048)    (1,200)           (258)

         --         --             326               --           --          --            --         --              --

         --         --           2,279               --           --          --            --         --             190
 ------------------------------------------------------------------------------------------------------------------------
      1,804     (2,199)          2,830          (40,571)          11         109       (15,048)    (1,200)            (68)
 ------------------------------------------------------------------------------------------------------------------------

      8,101     15,941           2,690          167,903          320       1,388        99,123      9,205           5,307
 ------------------------------------------------------------------------------------------------------------------------
 $   11,160 $   15,182   $       7,212  $       126,355   $      354   $   1,340   $    90,850  $   7,427   $       4,253
 ========================================================================================================================

================================================================================

                                                                                                              COLUMBIA
                                                                                                               FUNDS
                                                                                                              VARIABLE
                                                                                                               SERIES
                                   AMERICAN CENTURY VARIABLE PORTFOLIOS                                        TRUST
 --------------------------------------------------------------------------------------------------------  --------------
                                                            LARGE                                          CVP SELIGMAN
             INCOME &      INFLATION                       COMPANY                                            GLOBAL
  BALANCED    GROWTH      PROTECTION     INTERNATIONAL      VALUE       ULTRA        VALUE       VISTA      TECHNOLOGY
 ------------------------------------------------------------------------------------------------------------------------
 $    1,255  $   1,440   $       1,692  $          (977)  $       23   $    (157)  $     6,775  $    (578)  $        (986)
      1,804     (2,199)          2,830          (40,571)          11         109       (15,048)    (1,200)            (68)

      8,101     15,941           2,690          167,903          320       1,388        99,123      9,205           5,307
 ------------------------------------------------------------------------------------------------------------------------
     11,160     15,182           7,212          126,355          354       1,340        90,850      7,427           4,253
 ------------------------------------------------------------------------------------------------------------------------

     19,682      3,898           8,028           37,580           --         438        41,307      1,099           4,584
     (7,224)    (5,673)         (2,050)          (8,539)          --          --       (29,216)      (311)         (3,198)
      2,049     15,914          (3,052)         (57,162)          --      10,897       (25,250)    (9,041)         (2,578)
 ------------------------------------------------------------------------------------------------------------------------

     14,507     14,139           2,926          (28,121)          --      11,335       (13,159)    (8,253)         (1,192)
 ------------------------------------------------------------------------------------------------------------------------
     25,667     29,321          10,138           98,234          354      12,675        77,691       (826)          3,061
 ------------------------------------------------------------------------------------------------------------------------
     94,482    107,798         113,980          661,355        2,325       9,664       683,218     52,508          89,229
 ------------------------------------------------------------------------------------------------------------------------
$   120,149 $  137,119  $      124,118 $        759,589   $    2,679   $  22,339   $   760,909  $  51,682   $      92,290
 ========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                  DIREXION    DREYFUS
                                                                 INSURANCE   INVESTMENT                            DREYFUS VARIABLE
                                                                   TRUST     PORTFOLIOS                            INVESTMENT FUND
                                                                 ----------------------                            ----------------
                                                                               SMALL       DREYFUS
                                                                                CAP        SOCIALLY     DREYFUS
                                                                 DYNAMIC VP    STOCK     RESPONSIBLE     STOCK      INTERNATIONAL
                                                                  HY BOND      INDEX        GROWTH       INDEX          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ........ $    1,718  $      764  $     15,815  $  141,853  $          3,086
Expenses:
  Mortality and expense risk fees ..............................        466       1,152        19,932      69,877               959
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............................      1,252        (388)       (4,117)     71,976             2,127
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments in
    portfolio shares ...........................................        (43)       (563)       56,506     114,294            (9,887)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ............................         --         889            --       7,401                --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .... .......................         --       5,042            --     337,013                --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ..        (43)      5,368        56,506     458,708            (9,887)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ..............................      2,346       4,516       137,231     389,915            17,658
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ........ $    3,555  $    9,496  $    189,620  $  920,599  $          9,898
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                  DIREXION    DREYFUS
                                                                 INSURANCE   INVESTMENT                            DREYFUS VARIABLE
                                                                   TRUST     PORTFOLIOS                            INVESTMENT FUND
                                                                 ----------------------                            ----------------
                                                                               SMALL       DREYFUS
                                                                                CAP        SOCIALLY     DREYFUS
                                                                 DYNAMIC VP    STOCK     RESPONSIBLE     STOCK      INTERNATIONAL
                                                                  HY BOND      INDEX        GROWTH       INDEX          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................. $    1,252  $     (388) $     (4,117) $   71,976  $          2,127
  Net realized gain (loss) on investments in portfolio shares ..        (43)      5,368        56,506     458,708            (9,887)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ............................      2,346       4,516       137,231     389,915            17,658
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......      3,555       9,496       189,620     920,599             9,898
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........      4,095       9,866       206,377     194,787             8,579
  Contract redemptions .........................................         --      (3,851)     (158,837)   (536,159)          (12,530)
  Net transfers (including mortality transfers) ................     19,135      71,617        (1,239)   (237,945)          (10,967)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract owners'
      transactions .............................................     23,230      77,632        46,301    (579,317)          (14,918)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ......................     26,785      87,128       235,921     341,282            (5,020)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................     24,560      53,589     1,779,058   6,487,330           101,363
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .................................. $   51,345  $  140,717  $  2,014,979  $6,828,612  $         96,343
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

      FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)*
-------------------------------------  ----------------------------------------------------------------------------------------
    HIGH                                 ALL-ASSET      ALL-ASSET      ALL-ASSET         CLS          MULTI-
   INCOME                  MANAGED      AGGRESSIVE    CONSERVATIVE      MODERATE     ADVISORONE        HEDGE           RYDEX
  BOND II  KAUFMANN II  VOLATILITY II  STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  STRATEGIES (b)*  BANKING (c)*
-------------------------------------------------------------------------------------------------------------------------------

$  37,492  $        --  $       8,447  $          35  $          37  $         659  $         --  $            40  $          4

    4,726        1,234          2,969             23             23            384             7               74            25
-------------------------------------------------------------------------------------------------------------------------------
   32,766       (1,234)         5,478             12             14            275            (7)             (34)          (21)
-------------------------------------------------------------------------------------------------------------------------------

    6,238         (293)        11,138             --             (9)            66            (4)             265          (369)

       --           --             --             --             --             --            --               --             1

       --           --         16,963             --             --             --            44               --             1
-------------------------------------------------------------------------------------------------------------------------------
    6,238         (293)        28,101             --             (9)            66            40              265          (367)
-------------------------------------------------------------------------------------------------------------------------------

   19,006       19,656         (1,937)           164              4          2,850            52             (157)          114
-------------------------------------------------------------------------------------------------------------------------------
$  58,010  $    18,129  $      31,642  $         176  $           9  $       3,191  $         85  $            74  $       (274)
===============================================================================================================================

================================================================================

     FEDERATED INSURANCE SERIES                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)*
-------------------------------------  ----------------------------------------------------------------------------------------
  HIGH                                   ALL-ASSET      ALL-ASSET     ALL-ASSET         CLS           MULTI-
 INCOME                    MANAGED      AGGRESSIVE    CONSERVATIVE     MODERATE      ADVISORONE        HEDGE          RYDEX
 BOND II   KAUFMANN II  VOLATILITY II  STRATEGY (b)*  STRATEGY (b)*  STRATEGY (b)*  AMERIGO (b)*  STRATEGIES (b)*  BANKING (b)*
-------------------------------------------------------------------------------------------------------------------------------

$  32,766  $    (1,234) $       5,478  $          12  $          14  $         275  $         (7) $           (34) $        (21)
    6,238         (293)        28,101             --             (9)            66            40              265          (367)

   19,006       19,656         (1,937)           164              4          2,850            52             (157)          114
-------------------------------------------------------------------------------------------------------------------------------
   58,010       18,129         31,642            176              9          3,191            85               74          (274)
-------------------------------------------------------------------------------------------------------------------------------

   21,290        5,598         23,622              1             --          4,036             2            1,781           356
  (77,929)     (10,085)       (31,565)            --             --            (35)           --             (627)         (279)
   85,854       (1,066)        29,859          1,000          1,991             --            --           (1,967)          290
-------------------------------------------------------------------------------------------------------------------------------

   29,215       (5,553)        21,916          1,001          1,991          4,001             2             (813)          367
-------------------------------------------------------------------------------------------------------------------------------
   87,225       12,576         53,558          1,177          2,000          7,192            87             (739)           93
-------------------------------------------------------------------------------------------------------------------------------
  405,735      114,424        261,434          1,382            480         34,443           695            8,010         1,984
-------------------------------------------------------------------------------------------------------------------------------
$ 492,960  $   127,000  $     314,992  $       2,559  $       2,480  $      41,635  $        782  $         7,271  $      2,077
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                      RYDEX                               RYDEX          RYDEX          RYDEX
                                                      BASIC             RYDEX          COMMODITIES     CONSUMER        DOW 2X
                                                  MATERIALS (c)*  BIOTECHNOLOGY (c)*  STRATEGY (c)*  PRODUCTS (c)*  STRATEGY (c)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .....................................  $           --  $               --  $          --  $       1,656  $          --
Expenses:
  Mortality and expense risk fees ..............           2,206               3,477             81          1,249            959
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............          (2,206)             (3,477)           (81)           407           (959)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............         (34,462)             31,856           (342)         1,233         14,307
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares .....................................           6,972                  --             --             --             --
  Net realized long-term capital gain
    distributions from investments in portfolio
    shares .....................................           9,638                  --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .........................         (17,852)             31,856           (342)         1,233         14,307
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares .......................................          35,691              25,607           (267)         7,686          2,517
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations .................................  $       15,633  $           53,986  $        (690) $       9,326  $      15,865
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  -------------------------------------------------------------------------------
                                                      RYDEX                               RYDEX          RYDEX          RYDEX
                                                      BASIC             RYDEX          COMMODITIES     CONSUMER        DOW 2X
                                                  MATERIALS (c)*  BIOTECHNOLOGY (c)*  STRATEGY (c)*  PRODUCTS (c)*  STRATEGY (c)*
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............  $       (2,206) $           (3,477) $         (81) $        407   $        (959)
  Net realized gain (loss) on investments in
    portfolio shares ...........................         (17,852)             31,856           (342)        1,233          14,307
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .....................................          35,691              25,607           (267)        7,686           2,517
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...............................          15,633              53,986           (690)        9,326          15,865
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ..................................          31,560               8,067          6,433        16,097           1,546
  Contract redemptions .........................         (40,623)             (9,522)            --        (1,797)         (1,860)
  Net transfers (including mortality transfers)          (55,030)            380,681         (2,476)      (10,628)        (43,080)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ............         (64,093)            379,226          3,957         3,672         (43,394)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ......         (48,460)            433,212          3,267        12,998         (27,529)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................         229,055             109,543          4,631       118,521          99,310
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ..................  $      180,595  $          542,755  $       7,898  $    131,519   $      71,781
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               RYDEX                                      RYDEX
                                  RYDEX          RYDEX          RYDEX        GOVERNMENT       RYDEX                      INVERSE
     RYDEX          RYDEX         ENERGY      EUROPE 1.25X    FINANCIAL     LONG BOND 1.2X   HEALTH       RYDEX          DOW 2X
ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*  STRATEGY(c)*    CARE (c)*  INTERNET (c)*  STRATEGY (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$             --  $        --  $          --  $         364  $          32  $          691  $      --  $          --  $          --

              92        6,055          8,513            364            125             964        439            137             67
-----------------------------------------------------------------------------------------------------------------------------------
             (92)      (6,055)        (8,513)            --            (93)           (273)      (439)          (137)           (67)
-----------------------------------------------------------------------------------------------------------------------------------

         (11,998)     (14,592)      (128,645)          (846)           284           1,071     (1,093)          (574)           786

              --       18,870          2,160             --             --          15,958         --             --             --

              --       64,340        117,709             --             --           6,308         --          3,874             --
-----------------------------------------------------------------------------------------------------------------------------------
         (11,998)      68,618         (8,776)          (846)           284          23,337     (1,093)         3,300            786
-----------------------------------------------------------------------------------------------------------------------------------

          12,584      (56,756)        15,860          7,726          1,540         (29,564)     6,539         (1,411)         1,433
-----------------------------------------------------------------------------------------------------------------------------------
$            494  $     5,807  $      (1,429) $       6,880  $       1,731  $       (6,500) $   5,007  $       1,752  $       2,152
===================================================================================================================================

================================================================================

                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                RYDEX                                   RYDEX
                                   RYDEX         RYDEX          RYDEX         GOVERNMENT      RYDEX                    INVERSE
       RYDEX          RYDEX        ENERGY     EUROPE 1.25X    FINANCIAL     LONG BOND 1.2X    HEALTH      RYDEX         DOW 2X
ELECTRONICS (c)*  ENERGY (c)*  SERVICES (c)*  STRATEGY (c)*  SERVICES (c)*  STRATEGY(c)*    CARE (c)*  INTERNET (c)*  STRATEGY (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$            (92) $    (6,055) $      (8,513) $          --  $         (93) $         (273) $    (439) $        (137) $         (67)
         (11,998)      68,618         (8,776)          (846)           284          23,337     (1,093)         3,300            786

          12,584      (56,756)        15,860          7,726          1,540         (29,564)     6,539         (1,411)         1,433
-----------------------------------------------------------------------------------------------------------------------------------
             494        5,807         (1,429)         6,880          1,731          (6,500)     5,007          1,752          2,152
-----------------------------------------------------------------------------------------------------------------------------------

              --       33,372         59,375              1          1,849             163        467            131          1,170
              --      (19,887)       (12,918)           (17)            --            (120)   (14,618)            --            (20)
         (12,886)       1,574       (332,878)           973          3,097        (138,555)    (3,610)           360        (21,749)
-----------------------------------------------------------------------------------------------------------------------------------

         (12,886)      15,059       (286,421)           957          4,946        (138,512)   (17,761)           491        (20,599)
-----------------------------------------------------------------------------------------------------------------------------------
         (12,392)      20,866       (287,850)         7,837          6,677        (145,012)   (12,754)         2,243        (18,447)
-----------------------------------------------------------------------------------------------------------------------------------
          12,493      556,520      1,017,352         33,573          4,485         231,950     44,841         11,607         19,685
-----------------------------------------------------------------------------------------------------------------------------------
$            101  $   577,386  $     729,502  $      41,410  $      11,162  $       86,938  $  32,087  $      13,850  $       1,238
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                  RYDEX INVERSE      RYDEX           RYDEX            RYDEX           RYDEX
                                                   GOVERNMENT       INVERSE         INVERSE          INVERSE         INVERSE
                                                    LONG BOND       MID-CAP      NASDAQ-100(R)   RUSSELL 2000(R)     S&P 500
                                                  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*    STRATEGY (c)*   STRATEGY (c)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .....................................  $          --  $           --  $           --  $            --  $          --
Expenses:
  Mortality and expense risk fees ..............             83               3              28               47            344
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............            (83)             (3)            (28)             (47)          (344)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............         (1,071)           (468)         (2,823)          (1,582)        (2,409)
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares .....................................             --              --              --               --             --
  Net realized long-term capital gain
    distributions from investments in portfolio
    shares .....................................             --              --              --               --             --
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .........................         (1,071)           (468)         (2,823)          (1,582)        (2,409)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares .......................................            390             229              68               41         (4,726)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations .................................  $        (764) $         (242) $       (2,783) $        (1,588) $      (7,479)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                  RYDEX INVERSE      RYDEX           RYDEX            RYDEX           RYDEX
                                                   GOVERNMENT       INVERSE         INVERSE          INVERSE         INVERSE
                                                    LONG BOND       MID-CAP      NASDAQ-100(R)   RUSSELL 2000(R)     S&P 500
                                                  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*    STRATEGY (c)*   STRATEGY (c)*
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............   $         (83) $           (3) $          (28) $           (47) $        (344)
  Net realized gain (loss) on investments in
    portfolio shares ..........................          (1,071)           (468)         (2,823)          (1,582)        (2,409)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ....................................             390             229              68               41         (4,726)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..............................            (764)           (242)         (2,783)          (1,588)        (7,479)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .................................              (1)             --              --              300            868
  Contract redemptions ........................          (4,159)             --              --               --           (947)
  Net transfers (including mortality transfers)          (1,026)         (1,849)              8           (4,120)       (17,954)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    contract owners' transactions .............          (5,186)         (1,849)              8           (3,820)       (18,033)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets .......          (5,950)         (2,091)         (2,775)          (5,408)       (25,512)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............           9,552           2,113           2,779            6,543         54,701
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .................   $       3,602  $           22  $            4  $         1,135  $      29,189
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                 RYDEX
    RYDEX                       MID CAP                              RYDEX                      RYDEX        RYDEX
  JAPAN 2X        RYDEX          1.5X             RYDEX          NASDAQ-100(R)      RYDEX     PRECIOUS       REAL         RYDEX
STRATEGY (c)*  LEISURE (c)*  STRATEGY (c)*  NASDAQ-100(R) (c)*  2X STRATEGY (c)*  NOVA (c)*  METALS (c)*  ESTATE (c)* RETAILING(c)*
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $         --  $          --  $               --  $             --  $      --  $        --  $     1,087 $          --
          120           161            194               2,098             3,703         84        7,043          844           259
-----------------------------------------------------------------------------------------------------------------------------------
         (120)         (161)          (194)             (2,098)           (3,703)       (84)      (7,043)         243          (259)
-----------------------------------------------------------------------------------------------------------------------------------

         (635)          450          2,696               6,301            73,142          4     (116,670)        (375)        3,731

           --            --             --                  --                --         --           --           --            --

           --            --             --                  --                --         --       65,192           --            --
-----------------------------------------------------------------------------------------------------------------------------------
         (635)          450          2,696               6,301            73,142          4      (51,478)        (375)        3,731
-----------------------------------------------------------------------------------------------------------------------------------

        1,564         2,656          1,121              13,737           (18,974)     1,389       25,687       10,467        (1,006)
-----------------------------------------------------------------------------------------------------------------------------------
$         809  $      2,945  $       3,623  $           17,940  $         50,465  $   1,309  $   (32,834) $    10,335 $       2,466
===================================================================================================================================

================================================================================

                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                 RYDEX
    RYDEX                       MID CAP                              RYDEX                      RYDEX        RYDEX
  JAPAN 2X        RYDEX          1.5X             RYDEX          NASDAQ-100(R)      RYDEX     PRECIOUS       REAL          RYDEX
STRATEGY (c)*  LEISURE (c)*  STRATEGY (c)*  NASDAQ-100(R) (c)*  2X STRATEGY (c)*  NOVA (c)*  METALS (c)*  ESTATE (c)* RETAILING(c)*
-----------------------------------------------------------------------------------------------------------------------------------

$        (120) $       (161) $        (194) $           (2,098) $         (3,703) $     (84) $    (7,043) $       243 $        (259)
         (635)          450          2,696               6,301            73,142          4      (51,478)        (375)        3,731

        1,564         2,656          1,121              13,737           (18,974)     1,389       25,687       10,467        (1,006)
-----------------------------------------------------------------------------------------------------------------------------------
          809         2,945          3,623              17,940            50,465      1,309      (32,834)      10,335         2,466
-----------------------------------------------------------------------------------------------------------------------------------

            1            (2)           781               4,382            24,440         --       14,989        1,644            --
          (19)           --             --             (15,188)          (40,775)        --      (61,625)      (4,752)           --
       (6,208)       (5,816)       (16,837)            111,456               165      4,901       86,441      (13,274)       (2,301)
-----------------------------------------------------------------------------------------------------------------------------------

       (6,226)       (5,818)       (16,056)            100,650           (16,170)     4,901       39,805      (16,382)       (2,301)
-----------------------------------------------------------------------------------------------------------------------------------
       (5,417)       (2,873)       (12,433)            118,590            34,295      6,210        6,971       (6,047)          165
-----------------------------------------------------------------------------------------------------------------------------------
       14,131        16,122         21,741             124,469           231,573      5,787      686,533       70,932        21,654
-----------------------------------------------------------------------------------------------------------------------------------
$       8,714  $     13,249  $       9,308  $          243,059  $        265,868  $  11,997  $   693,504  $    64,885 $      21,819
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                      RYDEX          RYDEX           RYDEX            RYDEX           RYDEX
                                                     RUSSELL        RUSSELL         S&P 500          S&P 500         S&P 500
                                                  2000(R) 1.5X     2000(R) 2X          2X             PURE            PURE
                                                  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*     GROWTH (c)*     VALUE (c)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .....................................  $          --  $           --  $           --  $            --  $         164
Expenses:
  Mortality and expense risk fees ..............          1,352           2,810             788            1,122            419
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ............         (1,352)         (2,810)           (788)          (1,122)          (255)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ............         15,561          37,812           8,867            1,110          1,714
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares .....................................             --              --              --               --             --
  Net realized long-term capital gain
    distributions from investments in portfolio
    shares .....................................             --              --              --            1,008             --
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .........................         15,561          37,812           8,867            2,118          1,714
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares .......................................          9,338          50,638           6,869           11,998          7,151
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations .................................  $      23,547  $       85,640  $       14,948  $        12,994  $       8,610
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                -------------------------------------------------------------------------------
                                                      RYDEX          RYDEX           RYDEX            RYDEX           RYDEX
                                                     RUSSELL        RUSSELL         S&P 500          S&P 500         S&P 500
                                                  2000(R) 1.5X     2000(R) 2X          2X             PURE            PURE
                                                  STRATEGY (c)*  STRATEGY (c)*   STRATEGY (c)*     GROWTH (c)*     VALUE (c)*
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............  $      (1,352) $       (2,810) $         (788) $        (1,122) $        (255)
  Net realized gain (loss) on investments in
    portfolio shares ...........................         15,561          37,812           8,867            2,118          1,714
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .....................................          9,338          50,638           6,869           11,998          7,151
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...............................         23,547          85,640          14,948           12,994          8,610
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ..................................          1,546           4,074           7,087            1,680          1,340
  Contract redemptions .........................            (30)        (20,870)            (60)             (20)            --
  Net transfers (including mortality transfers)         (88,595)       (315,344)         20,338            5,311        (17,743)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ............        (87,079)       (332,140)         27,365            6,971        (16,403)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ......        (63,532)       (246,500)         42,313           19,965         (7,793)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................        144,108         363,634          22,978          101,755         48,576
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ..................  $      80,576  $      117,134  $       65,291  $       121,720  $      40,783
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

   RYDEX      RYDEX       RYDEX        RYDEX         RYDEX                                              RYDEX
S&P MIDCAP  S&P MIDCAP S&P SMALLCAP S&P SMALLCAP STRENGTHENING                                           U.S.
 400 PURE    400 PURE    600 PURE     600 PURE     DOLLAR 2X        RYDEX             RYDEX           GOVERNMENT         RYDEX
GROWTH (c)* VALUE (c)* GROWTH (c)*   VALUE (c)*  STRATEGY (c)* TECHNOLOGY (c)* TRANSPORTATION (c)* MONEY MARKET (c)* UTILITIES (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$        -- $       -- $         -- $         -- $          -- $            -- $                -- $               6 $        4,974

      1,294        460          287          416            30              77                  76             2,328          1,936
-----------------------------------------------------------------------------------------------------------------------------------
     (1,294)      (460)        (287)        (416)          (30)            (77)                (76)           (2,322)         3,038
-----------------------------------------------------------------------------------------------------------------------------------

    (18,396)     1,845           28       (8,700)       (1,326)           (350)                669                --          6,019

         --         --           --           --            --              --                  --                 1             --

     22,877         --           --           --            --           1,610                  --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
      4,481      1,845           28       (8,700)       (1,326)          1,260                 669                 1          6,019
-----------------------------------------------------------------------------------------------------------------------------------

     14,907      4,113        2,837       13,406           (58)           (921)                115                --        (10,917)
-----------------------------------------------------------------------------------------------------------------------------------
$    18,094 $    5,498 $      2,578 $      4,290 $      (1,414)$           262 $               708 $          (2,321)$       (1,860)
===================================================================================================================================

================================================================================

                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

   RYDEX      RYDEX       RYDEX        RYDEX         RYDEX                                              RYDEX
S&P MIDCAP  S&P MIDCAP S&P SMALLCAP S&P SMALLCAP STRENGTHENING                                           U.S.
 400 PURE    400 PURE    600 PURE     600 PURE     DOLLAR 2X        RYDEX             RYDEX           GOVERNMENT         RYDEX
GROWTH (c)* VALUE (c)* GROWTH (c)*   VALUE (c)*  STRATEGY (c)* TECHNOLOGY (c)* TRANSPORTATION (c)* MONEY MARKET (c)* UTILITIES (c)*
-----------------------------------------------------------------------------------------------------------------------------------

$    (1,294)$     (460)$       (287)$       (416)$         (30)$           (77)$               (76)$          (2,322)$        3,038
      4,481      1,845           28       (8,700)       (1,326)          1,260                 669                 1          6,019

     14,907      4,113        2,837       13,406           (58)           (921)                115                --        (10,917)
-----------------------------------------------------------------------------------------------------------------------------------
     18,094      5,498        2,578        4,290        (1,414)            262                 708            (2,321)        (1,860)
-----------------------------------------------------------------------------------------------------------------------------------

      2,127      1,092        1,391        1,508           130           1,645                  (1)               (7)         8,510
         --         --           --      (14,262)           --             (20)                 --           (13,670)       (15,304)
   (103,909)   (27,240)      (1,022)     (54,322)        1,991           1,902              (9,819)         (298,780)       (61,516)
-----------------------------------------------------------------------------------------------------------------------------------

   (101,782)   (26,148)         369      (67,076)        2,121           3,527              (9,820)         (312,457)       (68,310)
-----------------------------------------------------------------------------------------------------------------------------------
    (83,688)   (20,650)       2,947      (62,786)          707           3,789              (9,112)         (314,778)       (70,170)
-----------------------------------------------------------------------------------------------------------------------------------
    122,152     45,408       26,818       95,637         2,047           5,104              10,394           456,932        242,893
-----------------------------------------------------------------------------------------------------------------------------------
$    38,464 $   24,758 $     29,765 $     32,851 $       2,754 $         8,893 $             1,282 $         142,154 $      172,723
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                 GUGGENHEIM
                                                             VARIABLE INSURANCE
                                                           FUNDS (CONTINUED) (a)*        INVESCO VARIABLE INSURANCE FUNDS
                                                      ---------------------------------------------------------------------
                                                          RYDEX
                                                        WEAKENING        U.S.                                      GLOBAL
                                                        DOLLAR 2X     LONG SHORT       CORE        DIVERSIFIED     HEALTH
                                                      STRATEGY (c)*  MOMENTUM (c)*    EQUITY      DIVIDEND (d)*     CARE
---------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares .........................................  $          --  $          --  $       739  $            27  $      --
Expenses:
  Mortality and expense risk fees ..................             14            133          755              172        772
---------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ................            (14)          (133)         (16)            (145)      (772)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ............................           (389)           958          454            5,309      1,430
  Net realized short-term capital gain distributions
    from investments in portfolio shares ...........             --             --           --               --         --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ...........             --             --           --               --         --
---------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .............................           (389)           958          454            5,309      1,430
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ...............            200           (512)       8,466           (2,014)    12,516
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations .....................................  $        (203) $         313  $     8,904  $         3,150  $  13,174
===========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                               GUGGENHEIM
                                                           VARIABLE INSURANCE
                                                         FUNDS (CONTINUED) (a)*         INVESCO VARIABLE INSURANCE FUNDS
                                                      ---------------------------------------------------------------------
                                                          RYDEX
                                                        WEAKENING        U.S.                                      GLOBAL
                                                        DOLLAR 2X     LONG SHORT       CORE        DIVERSIFIED     HEALTH
                                                      STRATEGY (c)*  MOMENTUM (c)*    EQUITY      DIVIDEND (d)*     CARE
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................  $         (14) $        (133) $       (16) $          (145) $    (772)
  Net realized gain (loss) on investments in
    portfolio shares ...............................           (389)           958          454            5,309      1,430
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .........................................            200           (512)       8,466           (2,014)    12,516
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...................................           (203)           313        8,904            3,150     13,174
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ......................................             (1)         5,543        2,748              422      5,435
  Contract redemptions .............................             --             --       (2,793)         (26,035)       (98)
  Net transfers (including mortality transfers) ....         (2,292)        (3,945)        (481)         (25,967)    12,091
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ................         (2,293)         1,598         (526)         (51,580)    17,428
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ..........         (2,496)         1,911        8,378          (48,430)    30,602
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................          2,529         11,231       70,048           50,007     65,076
---------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ......................  $          33  $      13,142  $    78,426  $         1,577  $  95,678
===========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

              INVESCO VARIABLE INSURANCE FUNDS(CONTINUED)                   JANUS ASPEN SERIES - INSTITUTIONAL
------------------------------------------------------------------------   -----------------------------------
 GLOBAL              MID CAP                               VAN KAMPEN
  REAL      HIGH      CORE       MONEY                       VALUE
 ESTATE     YIELD    EQUITY   MARKET (e)*  TECHNOLOGY  OPPORTUNITIES (f)*  BALANCED  ENTERPRISE      FORTY
--------------------------------------------------------------------------------------------------------------

$   4,871  $  6,994  $    --  $       543  $       --  $              719  $ 12,116  $       --  $       1,214

    8,212     1,521      360       21,898         124                 533     4,522      47,775          1,317
--------------------------------------------------------------------------------------------------------------
   (3,341)    5,473     (360)     (21,355)       (124)                186     7,594     (47,775)          (103)
--------------------------------------------------------------------------------------------------------------

   32,156      (200)     (91)          --           1               6,904    13,992     397,155          5,906

       --        --       --           --          --                  --        --          --             --

       --        --      306           --          --                  --    35,301          --             --
--------------------------------------------------------------------------------------------------------------
   32,156      (200)     215           --           1               6,904    49,293     397,155          5,906
--------------------------------------------------------------------------------------------------------------

  161,714    16,869    3,410            0         976                 539      (679)    342,935          8,818
--------------------------------------------------------------------------------------------------------------
$ 190,529  $ 22,142  $ 3,265  $   (21,355) $      853  $            7,629  $ 56,208  $  692,315  $      14,621
==============================================================================================================

================================================================================

              INVESCO VARIABLE INSURANCE FUNDS(CONTINUED)                  JANUS ASPEN SERIES - INSTITUTIONAL
-------------------------------------------------------------------------   ----------------------------------
 GLOBAL              MID CAP                               VAN KAMPEN
  REAL      HIGH      CORE       MONEY                       VALUE
 ESTATE     YIELD    EQUITY   MARKET (e)*  TECHNOLOGY  OPPORTUNITIES (f)*  BALANCED  ENTERPRISE      FORTY
--------------------------------------------------------------------------------------------------------------

$  (3,341) $  5,473  $  (360) $   (21,355) $     (124) $              186  $  7,594  $  (47,775) $        (103)
   32,156      (200)     215           --           1               6,904    49,293     397,155          5,906

  161,714    16,869    3,410           --         976                 539      (679)    342,935          8,818
--------------------------------------------------------------------------------------------------------------
  190,529    22,142    3,265      (21,355)        853               7,629    56,208     692,315         14,621
--------------------------------------------------------------------------------------------------------------

   98,292     2,092      992      126,714         965               1,888    24,108     142,797         14,225
  (37,941)   (4,653)    (790)    (190,079)         --                  --  (185,538)   (398,017)       (19,966)
   66,313   148,333   (6,018)   3,394,077       1,117              (9,064)  117,820    (284,345)       107,450
--------------------------------------------------------------------------------------------------------------

  126,664   145,772   (5,816)   3,330,712       2,082              (7,176)  (43,610)   (539,565)       101,709
--------------------------------------------------------------------------------------------------------------
  317,193   167,914   (2,551)   3,309,357       2,935                 453    12,598     152,750        116,330
--------------------------------------------------------------------------------------------------------------
  679,200   108,887   39,467           --      10,031              44,856   467,352   4,463,425         48,413
--------------------------------------------------------------------------------------------------------------
$ 996,393  $276,801  $36,916  $ 3,309,357  $   12,966  $           45,309  $479,950  $4,616,175  $     164,743
==============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                        JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)     SERIES
                                                                        ----------------------------------------------   ----------
                                                                                                PERKINS                   EMERGING
                                                                                                MID CAP                   MARKETS
                                                                        JANUS       OVERSEAS     VALUE     WORLDWIDE       EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............   $  20,950   $   8,901   $    600   $    44,340   $   19,557
Expenses:
  Mortality and expense risk fees ...................................      37,734      12,612        606        51,047       13,085
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .................................     (16,784)     (3,711)        (6)       (6,707)       6,472
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .............................................     155,404      30,605      1,058      (227,168)      79,140
  Net realized short-term capital gain distributions from investments
    in portfolio shares .............................................          --          --         --            --           --
  Net realized long-term capital gain distributions from investments
    in portfolio shares .............................................      63,910     134,889      3,720            --       14,199
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares .....     219,314     165,494      4,778      (227,168)      93,339
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ...............................................     389,626     (26,761)       802     1,118,804      130,359
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .............   $ 592,156   $ 135,022   $  5,574   $   884,929   $  230,170
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                                                          LAZARD
                                                                                                                        RETIREMENT
                                                                        JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)    SERIES
                                                                        ----------------------------------------------  -----------
                                                                                                PERKINS                  EMERGING
                                                                                                MID CAP                   MARKETS
                                                                          JANUS      OVERSEAS    VALUE     WORLDWIDE      EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................................   $  (16,784) $   (3,711) $     (6) $     (6,707) $     6,472
  Net realized gain (loss) on investments in portfolio shares .......      219,314     165,494     4,778      (227,168)      93,339
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares .............................................      389,626     (26,761)      802     1,118,804      130,359
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...........      592,156     135,022     5,574       884,929      230,170
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...............      184,128     128,285     6,078       256,941       59,312
  Contract redemptions ..............................................     (282,089)    (50,458)       --      (417,458)    (104,671)
  Net transfers (including mortality transfers) .....................     (123,230)   (115,949)  (13,438)     (257,810)    (125,797)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................................     (221,191)    (38,122)   (7,360)     (418,327)    (171,156)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...........................      370,965      96,900    (1,786)      466,602       59,014
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................    3,436,588   1,174,366    58,428     4,869,381    1,219,145
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .......................................   $3,807,553  $1,271,266  $ 56,642  $  5,335,983  $ 1,278,159
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                    LEGG MASON PARTNERS
 LAZARD RETIREMENT SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST           VARIABLE INCOME TRUST
--------------------------------------   -----------------------------------------------------   -------------------------
                   US                                  CLEARBRIDGE   CLEARBRIDGE                   WESTERN       WESTERN
                SMALL-MID       US       CLEARBRIDGE      EQUITY     FUNDAMENTAL   CLEARBRIDGE      ASSET         ASSET
INTERNATIONAL      CAP      STRATEGIC    AGGRESSIVE       INCOME       ALL CAP      LARGE CAP    GLOBAL HIGH    STRATEGIC
   EQUITY        EQUITY       EQUITY       GROWTH         BUILDER       VALUE        GROWTH      YIELD BOND       BOND
--------------------------------------------------------------------------------------------------------------------------
$         907   $      --   $      339   $       115   $       414   $       141   $        61   $     2,856   $     2,001

          572       3,809          321           252           134            74            55           314           903
--------------------------------------------------------------------------------------------------------------------------
          335      (3,809)          18          (137)          280            67             6         2,542         1,098
--------------------------------------------------------------------------------------------------------------------------

      (19,085)     26,273          284           300            11            (6)           54           178         4,280

           --      17,716           --            --            --            --            56            --            --

           --      89,356           --         1,055            --            --           521            --            --
--------------------------------------------------------------------------------------------------------------------------
      (19,085)    133,345          284         1,355            11            (6)          631           178         4,280
--------------------------------------------------------------------------------------------------------------------------

       31,057     (97,445)       3,403         2,327         1,303           800           299         2,133         1,407
--------------------------------------------------------------------------------------------------------------------------
$      12,307   $  32,091   $    3,705   $     3,545   $     1,594   $       861   $       936   $     4,853   $     6,785
==========================================================================================================================

================================================================================

                                                                                                    LEGG MASON PARTNERS
 LAZARD RETIREMENT SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST           VARIABLE INCOME TRUST
--------------------------------------   -----------------------------------------------------   -------------------------
                   US                                  CLEARBRIDGE   CLEARBRIDGE                   WESTERN       WESTERN
                SMALL-MID       US       CLEARBRIDGE      EQUITY     FUNDAMENTAL   CLEARBRIDGE      ASSET         ASSET
INTERNATIONAL      CAP      STRATEGIC    AGGRESSIVE       INCOME       ALL CAP      LARGE CAP    GLOBAL HIGH    STRATEGIC
   EQUITY        EQUITY       EQUITY       GROWTH         BUILDER       VALUE        GROWTH      YIELD BOND       BOND
--------------------------------------------------------------------------------------------------------------------------
$         335   $  (3,809)  $       18   $      (137)  $       280   $        67   $         6   $     2,542   $     1,098
      (19,085)    133,345          284         1,355            11            (6)          631           178         4,280

       31,057     (97,445)       3,403         2,327         1,303           800           299         2,133         1,407
--------------------------------------------------------------------------------------------------------------------------
       12,307      32,091        3,705         3,545         1,594           861           936         4,853         6,785
--------------------------------------------------------------------------------------------------------------------------

          876      31,482        1,195         1,636           899         1,080            95         7,332         4,137
      (32,033)    (26,542)          --        (3,490)           --            --          (403)       (7,882)      (54,791)
       (6,484)    (26,399)      (6,355)        5,905            --         1,032         3,469        25,180        (2,242)
--------------------------------------------------------------------------------------------------------------------------

      (37,641)    (21,459)      (5,160)        4,051           899         2,112         3,161        24,630       (52,896)
--------------------------------------------------------------------------------------------------------------------------
      (25,334)     10,632       (1,455)        7,596         2,493         2,973         4,097        29,483       (46,111)
--------------------------------------------------------------------------------------------------------------------------
       83,671     366,000       32,335        20,519        11,895         5,555         5,363        13,173       109,261
--------------------------------------------------------------------------------------------------------------------------
$      58,337   $ 376,632   $   30,880   $    28,115   $    14,388   $     8,528   $     9,460   $    42,656   $    63,150
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                    LORD ABBETT SERIES FUND     NEUBERGER BERMAN MANAGEMENT TRUST
                                                                    -----------------------   -------------------------------------
                                                                                                                         MID CAP
                                                                     CAPITAL     GROWTH AND   LARGE CAP     MID CAP     INTRINSIC
                                                                    STRUCTURE      INCOME     VALUE (g)*    GROWTH      VALUE (h)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........   $   2,370    $    6,276   $    1,039   $      --   $        316
Expenses:
  Mortality and expense risk fees ...............................         866         6,216        2,503         161            448
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .............................       1,504            60       (1,464)       (161)          (132)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .........................................       6,725       (27,585)          47         119          3,844
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................          --            --           --          --             --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................          --            --           --          --         13,594
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares ....................................................       6,725       (27,585)          47         119         17,438
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...............................         985        94,572       37,434       1,698        (11,206)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .........   $   9,214    $   67,047   $   36,017   $   1,656   $      6,100
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                    LORD ABBETT SERIES FUND     NEUBERGER BERMAN MANAGEMENT TRUST
                                                                    -----------------------   -------------------------------------
                                                                                                                         MID CAP
                                                                     CAPITAL     GROWTH AND   LARGE CAP     MID CAP     INTRINSIC
                                                                    STRUCTURE      INCOME     VALUE (g)*    GROWTH      VALUE (h)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................   $   1,504    $       60   $   (1,464)  $    (161)  $       (132)
  Net realized gain (loss) on investments in portfolio shares ...       6,725       (27,585)          47         119         17,438
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................         985        94,572       37,434       1,698        (11,206)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......       9,214        67,047       36,017       1,656          6,100
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........       7,194        54,219       20,995       3,599             --
  Contract redemptions ..........................................        (425)      (52,590)     (51,457)         --         (1,718)
  Net transfers (including mortality transfers) .................     (19,573)      (46,053)     (10,067)     (7,645)        (9,390)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .............................     (12,804)      (44,424)     (40,529)     (4,046)       (11,108)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .......................      (3,590)       22,623       (4,512)     (2,390)        (5,008)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      82,806       624,268      260,628      16,577         39,513
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period .....................................   $  79,216    $  646,891   $  256,116   $  14,187   $     34,505
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

          NEUBERGER BERMAN                            NORTHERN LIGHTS
ADVISERS MANAGEMENT TRUST (CONTINUED)                 VARIABLE TRUST                    PIMCO VARIABLE INSURANCE TRUST
--------------------------------------   -----------------------------------------   ------------------------------------
  SHORT                                                                   JNF                    COMMODITY-     EMERGING
 DURATION     SMALL-CAP     SOCIALLY         JNF           JNF           MONEY          ALL      REALRETURN     MARKETS
   BOND        GROWTH      RESPONSIVE     BALANCED        EQUITY      MARKET (i)*      ASSET      STRATEGY        BOND
-------------------------------------------------------------------------------------------------------------------------
$    5,008   $        --   $        16   $    82,281   $    292,103   $         31   $  11,173   $       426   $    4,539

     1,773           353            71        69,090        489,254         20,149       1,741           154          925
-------------------------------------------------------------------------------------------------------------------------
     3,235          (353)          (55)       13,191       (197,151)       (20,118)      9,432           272        3,614
-------------------------------------------------------------------------------------------------------------------------

    (2,981)         (435)            1       161,766      1,179,165             --         782          (773)       3,007

        --            --            --            --             --             --          --           494           --

        --            --            --            --             --             --          --            60           --
-------------------------------------------------------------------------------------------------------------------------
    (2,981)         (435)            1       161,766      1,179,165             --         782          (219)       3,007
-------------------------------------------------------------------------------------------------------------------------

     6,133         2,388           701       461,356      8,087,067             --      11,621            96        7,300
-------------------------------------------------------------------------------------------------------------------------
$    6,387   $     1,600   $       647   $   636,313   $  9,069,081   $    (20,118)  $  21,835   $       149   $   13,921
=========================================================================================================================

================================================================================

          NEUBERGER BERMAN                            NORTHERN LIGHTS
ADVISERS MANAGEMENT TRUST (CONTINUED)                 VARIABLE TRUST                    PIMCO VARIABLE INSURANCE TRUST
--------------------------------------   -----------------------------------------   ------------------------------------
  SHORT                                                                   JNF                    COMMODITY-     EMERGING
 DURATION     SMALL-CAP     SOCIALLY         JNF           JNF           MONEY          ALL      REALRETURN     MARKETS
   BOND        GROWTH      RESPONSIVE     BALANCED        EQUITY      MARKET (i)*      ASSET      STRATEGY        BOND
-------------------------------------------------------------------------------------------------------------------------
$    3,235   $      (353)  $       (55)  $    13,191   $   (197,151)  $    (20,118)  $   9,432   $       272   $    3,614
    (2,981)         (435)            1       161,766      1,179,165             --         782          (219)       3,007

     6,133         2,388           701       461,356      8,087,067             --      11,621            96        7,300
-------------------------------------------------------------------------------------------------------------------------
     6,387         1,600           647       636,313      9,069,081        (20,118)     21,835           149       13,921
-------------------------------------------------------------------------------------------------------------------------

    14,807           966           480       198,572        949,424         44,378       2,267         2,293        3,122
   (39,513)         (675)          (15)   (1,148,214)    (6,083,217)      (219,202)        (70)           --       (9,515)
   (30,643)        4,950           223      (189,684)    (2,656,240)    (5,353,242)     89,918        (2,445)      (1,916)
-------------------------------------------------------------------------------------------------------------------------

   (55,349)        5,241           688    (1,139,326)    (7,790,033)    (5,528,066)     92,115          (152)      (8,309)
-------------------------------------------------------------------------------------------------------------------------
   (48,962)        6,841         1,335      (503,013)     1,279,048     (5,548,184)    113,950            (3)       5,612
-------------------------------------------------------------------------------------------------------------------------
   208,981        28,509         6,364     6,692,219     59,417,896      5,548,184     164,138        16,668       83,872
-------------------------------------------------------------------------------------------------------------------------
$  160,019   $    35,350   $     7,699   $ 6,189,206   $ 60,696,944   $         --   $ 278,088   $    16,665   $   89,484
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                        -----------------------------------------------------------
                                                                         FOREIGN
                                                                           BOND       GLOBAL                  LONG-TERM
                                                                        US DOLLAR-     BOND        HIGH           US         LOW
                                                                          HEDGED     UNHEDGED      YIELD      GOVERNMENT   DURATION
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............   $      280  $    1,126  $     2,403  $      3,560  $  1,499
Expenses:
  Mortality and expense risk fees ...................................          130         736          417         1,674       793
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .................................          150         390        1,986         1,886       706
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .............................................          135        (684)        (159)       18,551       134
  Net realized short-term capital gain distributions from
    investments in portfolio shares .................................          718       3,738           --         8,759        --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .................................           79       1,444           --         1,937        --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares .....          932       4,498         (159)       29,247       134
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...................................          173      (1,273)       3,361       (28,052)    2,831
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .............   $    1,255  $    3,615  $     5,188  $      3,081  $  3,671
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                                PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                        -----------------------------------------------------------
                                                                         FOREIGN
                                                                           BOND       GLOBAL                  LONG-TERM
                                                                        US DOLLAR-     BOND        HIGH           US         LOW
                                                                          HEDGED     UNHEDGED      YIELD      GOVERNMENT   DURATION
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............................       $      150  $      390  $     1,986  $      1,886  $    706
  Net realized gain (loss) on investments in portfolio shares ...              932       4,498         (159)       29,247       134
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares .............................              173      (1,273)       3,361       (28,052)    2,831
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......            1,255       3,615        5,188         3,081     3,671
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...........              792      15,411        7,899         2,092     2,996
  Contract redemptions ..........................................           (1,743)        (40)      (9,468)      (60,705)   (2,707)
  Net transfers (including mortality transfers) .................           15,947      27,041       10,993       (77,407)      757
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .............................           14,996      42,412        9,424      (136,020)    1,046
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .......................           16,251      46,027       14,612      (132,939)    4,717
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................            6,460      44,398       32,384       242,905    73,478
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period .....................................       $   22,711  $   90,425  $    46,996  $    109,966  $ 78,195
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

            PIMCO VARIABLE
     INSURANCE TRUST (CONTINUED)                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------   ------------------------------------------------------------------------------
   REAL        SHORT-         TOTAL       EMERGING      EQUITY                   FUNDAMENTAL      HIGH        MID CAP
  RETURN        TERM         RETURN       MARKETS       INCOME         FUND      VALUE (j)*       YIELD        VALUE
-----------------------------------------------------------------------------------------------------------------------
$   12,009   $       536   $    21,222   $      429   $    12,766   $    1,751   $         6   $     8,248   $      311

    11,192           606         8,315        1,958         3,359        1,357             6         1,590          302
-----------------------------------------------------------------------------------------------------------------------
       817           (70)       12,907       (1,529)        9,407          394            --         6,658            9
-----------------------------------------------------------------------------------------------------------------------

    18,834           248           806      (19,595)         (565)         426            --        (7,581)      (1,325)

    54,226            76        17,366           --            --           --            --            --           --

     5,320            14           503        6,349            --        4,524            --         4,041           --
-----------------------------------------------------------------------------------------------------------------------
    78,380           338        18,675      (13,246)         (565)       4,950            --        (3,540)      (1,325)
-----------------------------------------------------------------------------------------------------------------------

     2,530           788        34,587       32,387        19,101        5,553            50        16,416        4,084
-----------------------------------------------------------------------------------------------------------------------
$   81,727   $     1,056   $    66,169   $   17,612   $    27,943   $   10,897   $        50   $    19,534   $    2,768
=======================================================================================================================

================================================================================

            PIMCO VARIABLE
     INSURANCE TRUST (CONTINUED)                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------   ------------------------------------------------------------------------------
   REAL        SHORT-         TOTAL       EMERGING      EQUITY                   FUNDAMENTAL      HIGH        MID CAP
  RETURN        TERM         RETURN       MARKETS       INCOME         FUND      VALUE (j)*       YIELD        VALUE
-----------------------------------------------------------------------------------------------------------------------
$      817   $       (70)  $    12,907   $   (1,529)  $     9,407   $      394   $        --   $     6,658   $        9
    78,380           338        18,675      (13,246)         (565)       4,950            --        (3,540)      (1,325)

     2,530           788        34,587       32,387        19,101        5,553            50        16,416        4,084
-----------------------------------------------------------------------------------------------------------------------
    81,727         1,056        66,169       17,612        27,943       10,897            50        19,534        2,768
-----------------------------------------------------------------------------------------------------------------------

    74,049        11,944        31,338        3,663         7,313       13,590            50         3,091        1,665
  (105,360)      (25,381)     (113,544)      (3,423)          (75)      (1,800)           --      (120,382)          --
    26,909          (358)      583,767     (110,311)       12,581        3,378           130        15,787      (19,765)
-----------------------------------------------------------------------------------------------------------------------

    (4,402)      (13,795)      501,561     (110,071)       19,819       15,168           180      (101,504)     (18,100)
-----------------------------------------------------------------------------------------------------------------------
    77,325       (12,739)      567,730      (92,459)       47,762       26,065           230       (81,970)     (15,332)
-----------------------------------------------------------------------------------------------------------------------
 1,080,998        60,782       754,990      220,200       301,724      118,785           460       210,101       33,508
-----------------------------------------------------------------------------------------------------------------------
$1,158,323   $    48,043   $ 1,322,720   $  127,741   $   349,486   $  144,850   $       690   $   128,131   $   18,176
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                         PIONEER
                                                                        VARIABLE                              THIRD
                                                                        CONTRACTS                             AVENUE
                                                                          TRUST             ROYCE            VARIABLE     VAN ECK
                                                                       (CONTINUED)      CAPITAL FUND       SERIES TRUST  VIP TRUST
                                                                       -----------  ---------------------  ------------  ----------
                                                                        STRATEGIC                                         EMERGING
                                                                         INCOME     MICRO-CAP   SMALL-CAP     VALUE        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .............  $     1,154  $      --  $      483  $      6,467  $       --
Expenses:
  Mortality and expense risk fees ...................................          244      4,554       4,809         7,271       4,532
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .................................          910     (4,554)     (4,326)         (804)     (4,532)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .............................................          699     72,791      56,818       (47,642)     17,644
  Net realized short-term capital gain distributions from investments
    in portfolio shares .............................................           --         --          --            --          --
  Net realized long-term capital gain distributions from investments
    in portfolio shares .............................................          184      9,697      11,110            --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio shares .....          883     82,488      67,928       (47,642)     17,644
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
  in portfolio shares ...............................................        1,187    (50,443)    (12,269)      215,205      95,327
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...........  $     2,980  $  27,491  $   51,333  $    166,759  $  108,439
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================

                                                                         PIONEER
                                                                        VARIABLE                              THIRD
                                                                        CONTRACTS                             AVENUE
                                                                          TRUST             ROYCE            VARIABLE     VAN ECK
                                                                       (CONTINUED)      CAPITAL FUND       SERIES TRUST  VIP TRUST
                                                                       -----------  ---------------------  ------------  ----------
                                                                        STRATEGIC                                         EMERGING
                                                                         INCOME     MICRO-CAP   SMALL-CAP     VALUE        MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................................  $     910    $  (4,554) $   (4,326) $       (804) $   (4,532)
  Net realized gain (loss) on investments in portfolio shares .......        883       82,488      67,928       (47,642)     17,644
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares .............................................      1,187      (50,443)    (12,269)      215,205      95,327
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...........      2,980       27,491      51,333       166,759     108,439
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...............      1,607       31,816      33,150        29,709      21,649
  Contract redemptions ..............................................    (26,192)     (27,160)    (44,344)      (16,157)    (21,767)
  Net transfers (including mortality transfers) .....................     34,206     (142,127)   (109,973)      (50,429)   (135,804)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .................................      9,621     (137,471)   (121,167)      (36,877)   (135,922)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...........................     12,601     (109,980)    (69,834)      129,882     (27,483)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................     14,280      444,630     493,209       625,939     425,604
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .......................................  $  26,881    $ 334,650  $  423,375  $    755,821  $  398,121
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                WELLS FARGO
    VAN ECK VIP TRUST (CONTINUED)           ADVANTAGE VT FUNDS
-------------------------------------   ---------------------------
              GLOBAL        MULTI-
 GLOBAL        HARD        MANAGER                                      COMBINED
  BOND        ASSETS     ALTERNATIVES    DISCOVERY     OPPORTUNITY        TOTAL
--------------------------------------------------------------------  -------------
$   1,720   $    3,446   $         --   $        --   $         990   $     897,715

      740        5,720            407         5,667          10,365       1,110,282
--------------------------------------------------------------------  -------------
      980       (2,274)          (407)       (5,667)         (9,375)       (212,567)
--------------------------------------------------------------------  -------------

      495       27,953            648        21,573          18,300       2,190,100

       --       11,249             --            --              --         171,449

    1,085       37,226             --            --             363       1,433,035
--------------------------------------------------------------------  -------------
    1,580       76,428            648        21,573          18,663       3,794,584
--------------------------------------------------------------------  -------------

      567      (61,127)          (185)       68,179         125,082      12,525,264
--------------------------------------------------------------------  -------------
$   3,127   $   13,027   $         56   $    84,085   $     134,370   $  16,107,281
====================================================================  =============

================================================================================

                                                WELLS FARGO
    VAN ECK VIP TRUST (CONTINUED)           ADVANTAGE VT FUNDS
-------------------------------------   ---------------------------
              GLOBAL        MULTI-
 GLOBAL        HARD        MANAGER                                      COMBINED
  BOND        ASSETS     ALTERNATIVES    DISCOVERY     OPPORTUNITY        TOTAL
--------------------------------------------------------------------  -------------
$     980   $   (2,274)  $       (407)  $    (5,667)  $      (9,375)  $    (212,567)
    1,580       76,428            648        21,573          18,663       3,794,584

      567      (61,127)          (185)       68,179          25,082      12,525,264
--------------------------------------------------------------------  -------------
    3,127       13,027             56        84,085         134,370      16,107,281
--------------------------------------------------------------------  -------------

    4,870       25,302            498        29,132          58,153       3,948,654
   (9,520)      (6,884)        (1,739)      (35,466)        (89,516)    (11,737,109)
  (17,807)     (68,737)       (32,715)      (14,116)        (98,269)     (6,885,956)
--------------------------------------------------------------------  -------------

  (22,457)     (50,319)       (33,956)      (20,450)       (129,632)    (14,674,411)
--------------------------------------------------------------------  -------------
  (19,330)     (37,292)       (33,900)       63,635           4,738       1,432,870
--------------------------------------------------------------------  -------------
   85,614      577,534         58,690       510,324       1,013,253     119,814,647
--------------------------------------------------------------------  -------------
$  66,284   $  540,242   $     24,790   $   573,959   $   1,017,991   $ 121,247,517
====================================================================  =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                 ALLIANCEBERNSTEIN
                                                                                                                     VARIABLE
                                                                                                                     PRODUCTS
                                                                             THE ALGER PORTFOLIOS                     SERIES
                                                                -----------------------------------------------  -----------------
                                                                  CAPITAL     LARGE CAP   MID CAP   SMALL CAP       GROWTH AND
                                                                APPRECIATION   GROWTH     GROWTH      GROWTH          INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ......  $      2,220  $   11,290  $   2,548  $       --  $             326
Expenses:
  Mortality and expense risk fees ............................        20,672      11,154      7,462      16,694                256
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..........................       (18,452)        136     (4,914)    (16,694)                70
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ......................................       153,889      16,971   (133,956)     92,208                 42
  Net realized short-term capital gain distributions from
    investments in portfolio shares ..........................            --          --         --          --                 --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ..........................            --          --         --          --                 --
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares .................................................       153,889      16,971   (133,956)     92,208                 42
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ............................      (164,389)    (30,633)    72,349    (135,403)             1,194
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ......  $    (28,952) $  (13,526) $ (66,521) $  (59,889) $           1,306
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                 ALLIANCEBERNSTEIN
                                                                                                                     VARIABLE
                                                                                                                     PRODUCTS
                                                                             THE ALGER PORTFOLIOS                     SERIES
                                                                -----------------------------------------------  -----------------
                                                                  CAPITAL     LARGE CAP    MID CAP   SMALL CAP      GROWTH AND
                                                                APPRECIATION   GROWTH      GROWTH      GROWTH         INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ............................  $    (18,452) $      136  $  (4,914) $  (16,694) $              70
  Net realized gain (loss) on investments in portfolio
    shares ...................................................       153,889      16,971   (133,956)     92,208                 42
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ..........................      (164,389)    (30,633)    72,349    (135,403)             1,194
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ....       (28,952)    (13,526)   (66,521)    (59,889)             1,306
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ........        56,586      69,172     40,301      58,377              2,521
  Contract redemptions .......................................       (92,800)   (105,492)   (59,811)   (174,158)                --
  Net transfers (including mortality transfers) ..............        27,703     (28,027)   (71,329)    (47,244)             4,671
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..........................        (8,511)    (64,347)   (90,839)   (163,025)             7,192
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ....................       (37,463)    (77,873)  (157,360)   (222,914)             8,498
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     1,990,327   1,134,897    773,254   1,753,582             22,946
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ................................  $  1,952,864  $1,057,024  $ 615,894  $1,530,668  $          31,444
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                                                                           COLUMBIA
                                                                                                           VARIABLE
                                                                                                           PRODUCTS
                                AMERICAN CENTURY VARIABLE PORTFOLIOS                                      TRUST (a)*
-----------------------------------------------------------------------------------------------------   ---------------
                                                     LARGE                                               CVP SELIGMAN
           INCOME &   INFLATION                     COMPANY                                                 GLOBAL
BALANCED    GROWTH    PROTECTION   INTERNATIONAL     VALUE       ULTRA         VALUE         VISTA      TECHNOLOGY (b)*
-----------------------------------------------------------------------------------------------------------------------
$  1,809   $  1,611   $    2,794   $      11,982   $      38   $       --   $    14,448   $        --   $            --

   1,052      1,012          584           7,807          23          290         7,149           657               964
-----------------------------------------------------------------------------------------------------------------------
     757        599        2,210           4,175          15         (290)        7,299          (657)             (964)
-----------------------------------------------------------------------------------------------------------------------

   9,471     (5,422)       2,283         (71,869)          8        9,797       (50,093)       (4,005)           19,290

      --         --           --              --          --           --            --            --                --

      --         --          657              --          --           --            --            --                --
-----------------------------------------------------------------------------------------------------------------------
   9,471     (5,422)       2,940         (71,869)          8        9,797       (50,093)       (4,005)           19,290
-----------------------------------------------------------------------------------------------------------------------

  (9,855)     6,539         (419)        (21,546)        (20)      (7,507)       42,720        (1,428)          (26,117)
-----------------------------------------------------------------------------------------------------------------------
$    373   $  1,716   $    4,731   $     (89,240)  $       3   $    2,000   $       (74)  $    (6,090)  $        (7,791)
=======================================================================================================================

================================================================================

                                                                                                           COLUMBIA
                                                                                                           VARIABLE
                                                                                                           PRODUCTS
                                AMERICAN CENTURY VARIABLE PORTFOLIOS                                      TRUST (a)*
-----------------------------------------------------------------------------------------------------   ---------------
                                                     LARGE                                               CVP SELIGMAN
           INCOME &   INFLATION                     COMPANY                                                 GLOBAL
BALANCED    GROWTH    PROTECTION   INTERNATIONAL     VALUE       ULTRA         VALUE         VISTA      TECHNOLOGY (b)*
-----------------------------------------------------------------------------------------------------------------------
$    757   $    599   $    2,210   $       4,175   $      15   $     (290)  $     7,299   $      (657)  $          (964)
   9,471     (5,422)       2,940         (71,869)          8        9,797       (50,093)       (4,005)           19,290

  (9,855)     6,539         (419)        (21,546)        (20)      (7,507)       42,720        (1,428)          (26,117)
-----------------------------------------------------------------------------------------------------------------------
     373      1,716        4,731         (89,240)          3        2,000           (74)       (6,090)           (7,791)
-----------------------------------------------------------------------------------------------------------------------

   5,644      3,848        6,673          31,652          --           --        43,046         1,544             3,515
 (18,029)    (5,630)      (2,314)       (102,440)         --       (1,765)     (103,957)       (9,100)          (12,378)
  17,437     11,734       70,136         (89,741)         --      (30,322)       (1,484)       (1,033)           54,948
-----------------------------------------------------------------------------------------------------------------------

   5,052      9,952       74,495        (160,529)         --      (32,087)      (62,395)       (8,589)           46,085
-----------------------------------------------------------------------------------------------------------------------
   5,425     11,668       79,226        (249,769)          3      (30,087)      (62,469)      (14,679)           38,294
-----------------------------------------------------------------------------------------------------------------------
  89,057     96,130       34,754         911,124       2,322       39,751       745,687        67,187            50,935
-----------------------------------------------------------------------------------------------------------------------
$ 94,482   $107,798   $  113,980   $     661,355   $   2,325   $    9,664   $   683,218   $    52,508   $        89,229
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                         DREYFUS
                                                              DIREXION        DREYFUS                                   VARIABLE
                                                              INSURANCE      INVESTMENT                                INVESTMENT
                                                                TRUST        PORTFOLIOS                                   FUND
                                                            ------------    ------------                              ------------
                                                                               SMALL         DREYFUS
                                                                                CAP         SOCIALLY      DREYFUS
                                                             DYNAMIC VP        STOCK       RESPONSIBLE     STOCK     INTERNATIONAL
                                                               HY BOND         INDEX         GROWTH        INDEX         VALUE
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $      1,781   $        989  $      16,883  $  129,271  $       2,827
Expenses:
  Mortality and expense risk fees .........................           182          1,020         18,957      71,163          1,231
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .......................         1,599            (31)        (2,074)     58,108          1,596
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................           648         13,120         42,362      40,662        (24,582)
  Net realized short-term capital gain
    distributions from investments in portfolio shares ....            --             --             --          --             --
  Net realized long-term capital gain
    distributions from investments in portfolio shares ....            --            395             --      49,548             --
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio shares .....................           648         13,515         42,362      90,210        (24,582)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares .......          (837)        (9,377)       (48,331)    (58,935)           845
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations .......................................  $      1,410   $      4,107  $      (8,043) $   89,383  $     (22,141)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                                        DREYFUS
                                                                 DIREXION      DREYFUS                                  VARIABLE
                                                                 INSURANCE    INVESTMENT                               INVESTMENT
                                                                   TRUST      PORTFOLIOS                                  FUND
                                                               ------------   -----------                            --------------
                                                                                SMALL         DREYFUS
                                                                                 CAP          SOCIALLY     DREYFUS
                                                                DYNAMIC VP      STOCK       RESPONSIBLE     STOCK    INTERNATIONAL
                                                                  HY BOND       INDEX          GROWTH       INDEX        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...........................  $      1,599   $      (31)   $    (2,074) $    58,108  $       1,596
  Net realized gain (loss) on investments in portfolio
    shares ..................................................           648       13,515         42,362       90,210         (4,582)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ......................          (837)      (9,377)       (48,331)     (58,935)           845
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ...         1,410        4,107         (8,043)      89,383        (22,141)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .......         5,826        5,818         58,672      198,813          8,899
  Contract redemptions ......................................          (239)      (8,693)      (173,252)    (743,519)       (28,761)
  Net transfers (including mortality transfers) .............       (40,872)     (44,661)        29,708     (557,035)         6,255
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ..................................       (35,285)     (47,536)       (84,872)  (1,101,741)       (13,607)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ...................       (33,875)     (43,429)       (92,915)  (1,012,358)       (35,748)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................        58,435       97,018      1,871,973    7,499,688        137,111
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ...............................  $     24,560   $   53,589    $ 1,779,058  $ 6,487,330  $     101,363
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

         FEDERATED INSURANCE SERIES                                  INVESCO VARIABLE INSURANCE FUNDS
-------------------------------------------  --------------------------------------------------------------------------------
   HIGH                                          VAN KAMPEN                                               GLOBAL     GLOBAL
  INCOME                       MANAGED              VALUE          CORE     DIVERSIFIED    FINANCIAL      HEALTH      REAL
  BOND II   KAUFMANN II  VOLATILITY II (c)*  OPPORTUNITIES (k)*   EQUITY   DIVIDEND (j)*  SERVICES (e)*    CARE      ESTATE
-----------------------------------------------------------------------------------------------------------------------------

$   45,776  $     1,052  $           12,570  $              282  $    694  $          --  $         11  $      --  $   29,660

     4,667        1,438               2,976                 648       693            213            17        644       7,711
-----------------------------------------------------------------------------------------------------------------------------
    41,109         (386)              9,594                (366)        1           (213)           (6)      (644)     21,949
-----------------------------------------------------------------------------------------------------------------------------

    58,250      (45,915)              1,301               5,359        (3)          (206)          392      8,177      11,393

        --           --                  --                  --        --             --            --         --          --

        --           --                  --                  --        --             --            --         --          --
-----------------------------------------------------------------------------------------------------------------------------
    58,250      (45,915)              1,301               5,359        (3)          (206)          392      8,177      11,393
-----------------------------------------------------------------------------------------------------------------------------

   (77,184)      26,614               1,414              (5,758)   (1,129)         2,142           (86)    (8,543)    (90,455)
-----------------------------------------------------------------------------------------------------------------------------
$   22,175  $   (19,687) $           12,309  $             (765) $ (1,131) $       1,723  $        300  $  (1,010)    (57,113)
=============================================================================================================================

================================================================================

         FEDERATED INSURANCE SERIES                                  INVESCO VARIABLE INSURANCE FUNDS
-------------------------------------------  --------------------------------------------------------------------------------
   HIGH                                          VAN KAMPEN                                               GLOBAL     GLOBAL
  INCOME                       MANAGED              VALUE          CORE     DIVERSIFIED    FINANCIAL      HEALTH      REAL
  BOND II   KAUFMANN II  VOLATILITY II (c)*  OPPORTUNITIES (k)*   EQUITY   DIVIDEND (j)*  SERVICES (e)*    CARE      ESTATE
-----------------------------------------------------------------------------------------------------------------------------

$   41,109  $      (386) $            9,594  $             (366) $      1  $        (213) $         (6) $    (644) $   21,949
    58,250      (45,915)              1,301               5,359        (3)          (206)          392      8,177      11,393

   (77,184)      26,614               1,414              (5,758)   (1,129)         2,142           (86)    (8,543)    (90,455)
-----------------------------------------------------------------------------------------------------------------------------
    22,175      (19,687)             12,309                (765)   (1,131)         1,723           300     (1,010)    (57,113)
-----------------------------------------------------------------------------------------------------------------------------

    19,085        5,618               6,432               3,259     3,554            196            98      6,768      93,849
   (65,022)      (6,519)            (43,729)             (4,803)      (15)          (680)         (325)    (6,896)    (78,077)
  (116,251)    (196,992)            (50,555)            (43,648)    6,599         48,768        (4,898)    10,805     (66,863)
-----------------------------------------------------------------------------------------------------------------------------

  (162,188)    (197,893)            (87,852)            (45,192)   10,138         48,284        (5,125)    10,677     (51,091)
-----------------------------------------------------------------------------------------------------------------------------
  (140,013)    (217,580)            (75,543)            (45,957)    9,007         50,007        (4,825)     9,667    (108,204)
-----------------------------------------------------------------------------------------------------------------------------
   545,748      332,004             336,977              90,813    61,041             --         4,825     55,409     787,404
-----------------------------------------------------------------------------------------------------------------------------
$  405,735  $   114,424  $          261,434  $           44,856  $ 70,048  $      50,007  $         --  $  65,076     679,200
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                         INVESCO VARIABLE
                                                                   INSURANCE FUNDS (CONTINUED)               JANUS ASPEN SERIES
                                                             ------------------------------------------  --------------------------
                                                                               MID CAP
                                                                  HIGH          CORE
                                                                 YIELD         EQUITY       TECHNOLOGY     BALANCED     ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ................................................  $      8,501   $         36  $          14  $    11,445  $          --
Expenses:
  Mortality and expense risk fees .........................         1,198            424            283        4,562         47,993
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .......................         7,303           (388)          (269)       6,883        (47,993)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .......................        (2,704)          (566)        10,098       (7,152)       332,041
  Net realized short-term capital gain
    distributions from investments in portfolio shares ....            --             --             --          895             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................            --             --             --       23,006             --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
       portfolio shares ...................................        (2,704)          (566)        10,098       16,749        332,041
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized apprecition (depreciation)
  of investments in portfolio shares ......................        (5,265)        (2,100)        (7,071)     (23,389)      (388,659)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ...  $       (666)  $     (3,054) $       2,758  $       243  $    (104,611)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                           INVESCO VARIABLE
                                                                      INSURANCE FUNDS (CONTINUED)            JANUS ASPEN SERIES
                                                             ------------------------------------------  -------------------------
                                                                               MID CAP
                                                                 HIGH           CORE
                                                                YIELD          EQUITY       TECHNOLOGY     BALANCED    ENTERPRISE
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................   $      7,303   $       (388) $        (269) $     6,883  $    (47,993)
  Net realized gain (loss) on investments in
    portfolio shares .....................................         (2,704)          (566)        10,098       16,749       332,041
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ....         (5,265)        (2,100)        (7,071)     (23,389)     (388,659)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................           (666)        (3,054)         2,758          243      (104,611)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....            373          2,185            443       17,481       146,924
  Contract redemptions ...................................         (4,334)        (3,168)          (803)         (60)     (308,707)
  Net transfers (including mortality transfers) ..........         15,640         (2,561)       (28,150)       7,037      (242,774)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ......................         11,679         (3,544)       (28,510)      24,458      (404,557)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ................         11,013         (6,598)       (25,752)      24,701      (509,168)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................         97,874         46,065         35,783      442,651     4,972,593
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ............................   $    108,887   $     39,467  $      10,031  $   467,352  $  4,463,425
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

           JANUS ASPEN SERIES (CONTINUED)                              LAZARD RETIREMENT  SERIES
------------------------------------------------------------  -----------------------------------------------
                                                                                            US
                                       PERKINS                 EMERGING                  SMALL-MID     US
                                       MID CAP                  MARKETS   INTERNATIONAL     CAP     STRATEGIC
  FORTY        JANUS       OVERSEAS     VALUE     WORLDWIDE     EQUITY      EQUITY        EQUITY     EQUITY
-------------------------------------------------------------------------------------------------------------

$      187  $    22,005  $     7,265  $     506  $    33,308  $   26,717  $       1,783  $      --  $     348

       531       37,017       16,575        644       58,128      14,879            910      3,953        336
-------------------------------------------------------------------------------------------------------------
      (344)     (15,012)      (9,310)      (138)     (24,820)     11,838            873     (3,953)        12
-------------------------------------------------------------------------------------------------------------

     4,817      (18,410)     119,563      4,653     (274,743)     92,930         (3,353)     6,685     (1,389)

        --           --           --         --           --          --             --      1,010         --

        --           --       15,151         --           --          --             --     28,026         --
-------------------------------------------------------------------------------------------------------------
     4,817      (18,410)     134,714      4,653     (274,743)    192,930         (3,353)    35,721     (1,389)
-------------------------------------------------------------------------------------------------------------

    (8,319)    (199,993)    (718,900)    (7,984)    (560,578)   (509,972)        (4,991)   (73,716)     1,069
-------------------------------------------------------------------------------------------------------------
$   (3,846)    (233,415) $  (593,496) $  (3,469) $  (860,141) $ (305,204) $      (7,471) $ (41,948) $    (308)
=============================================================================================================

================================================================================

           JANUS ASPEN SERIES (CONTINUED)                              LAZARD RETIREMENT  SERIES
------------------------------------------------------------  ------------------------------------------------
                                                                                              US
                                       PERKINS                 EMERGING                   SMALL-MID     US
                                       MID CAP                  MARKETS    INTERNATIONAL     CAP     STRATEGIC
  FORTY        JANUS       OVERSEAS     VALUE     WORLDWIDE     EQUITY        EQUITY        EQUITY     EQUITY
--------------------------------------------------------------------------------------------------------------

$     (344) $   (15,012) $    (9,310) $    (138) $   (24,820) $    11,838  $         873  $  (3,953) $      12
     4,817      (18,410)     134,714      4,653     (274,743)     192,930         (3,353)    35,721     (1,389)

    (8,319)    (199,993)    (718,900)    (7,984)    (560,578)    (509,972)        (4,991)   (73,716)     1,069
--------------------------------------------------------------------------------------------------------------
    (3,846)    (233,415)    (593,496)    (3,469)    (860,141)    (305,204)        (7,471)   (41,948)      (308)
--------------------------------------------------------------------------------------------------------------

     2,748      179,964      138,963      6,751      213,681       56,675          1,004     33,311      1,242
       (55)    (213,931)    (162,408)    (3,285)    (451,442)     (71,841)        (3,589)   (18,276)    (6,471)
   (34,490)    (155,429)    (376,895)     2,440     (380,857)    (300,820)        (1,014)    (1,752)     6,311
--------------------------------------------------------------------------------------------------------------

   (31,797)    (189,396)    (400,340)     5,906     (618,618)    (315,986)        (3,599)    13,283      1,082
--------------------------------------------------------------------------------------------------------------
   (35,643)    (422,811)    (993,836)     2,437   (1,478,759)    (621,190)       (11,070)   (28,665)       774
--------------------------------------------------------------------------------------------------------------
    84,056    3,859,399    2,168,202     55,991    6,348,140    1,840,335         94,741    394,665     31,561
--------------------------------------------------------------------------------------------------------------
$   48,413  $ 3,436,588  $ 1,174,366  $  58,428  $ 4,869,381  $ 1,219,145  $      83,671  $ 366,000  $  32,335
==============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                   LEGG MASON
                                                                                                    PARTNERS
                                                                                                    VARIABLE
                                               LEGG MASON PARTNERS VARIABLE EQUITY TRUST          INCOME TRUST
                                     ---------------------------------------------------------    -------------
                                                     CLEARBRIDGE    CLEARBRIDGE                     WESTERN
                                     CLEARBRIDGE       EQUITY       FUNDAMENTAL    CLEARBRIDGE        ASSET
                                     AGGRESSIVE        INCOME         ALL CAP       LARGE CAP      GLOBAL HIGH
                                       GROWTH          BUILDER         VALUE          GROWTH       YIELD BOND
---------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio
    shares ......................... $        41    $        302    $        80    $        24    $       1,352
Expenses:
  Mortality and expense risk
    fees ...........................         232              42             75             72              436
---------------------------------------------------------------------------------------------------------------
    Net investment income
     (expense) .....................        (191)            260              5            (48)             916
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses)
  on investments in
  portfolio shares:
  Net realized gains (losses)
    on sales of investments
    in portfolio shares ............       4,336             572          1,188           (422)           1,103
  Net realized short-term
    capital gain distributions
    from investments
    in portfolio shares ............          --              --             --             --               --
  Net realized long-term
    capital gain distributions
    from investments
    in portfolio shares ............          --              --             --             --               --
---------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio
      shares .......................       4,336             572          1,188           (422)           1,103
---------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation
  (depreciation) of
  investments
  in portfolio shares ..............      (4,230)           (268)        (1,821)          (833)          (1,051)
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in
    net assets from operations ..... $       (85)   $        564    $      (628)   $    (1,303)   $         968
===============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                    LEGG MASON
                                                                                                     PARTNERS
                                                                                                     VARIABLE
                                                LEGG MASON PARTNERS VARIABLE EQUITY TRUST          INCOME TRUST
                                      ---------------------------------------------------------    -------------
                                                      CLEARBRIDGE    CLEARBRIDGE                     WESTERN
                                      CLEARBRIDGE       EQUITY       FUNDAMENTAL    CLEARBRIDGE        ASSET
                                      AGGRESSIVE        INCOME         ALL CAP       LARGE CAP      GLOBAL HIGH
                                        GROWTH          BUILDER         VALUE          GROWTH       YIELD BOND
----------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income
    (expense) ......................  $      (191)   $        260    $         5    $       (48)   $         916
  Net realized gain (loss) on
    investments in portfolio
    shares .........................        4,336             572          1,188           (422)           1,103
  Net change in unrealized
    appreciation
    (depreciation) of
    investments
    in portfolio shares ............       (4,230)           (268)        (1,821)          (833)          (1,051)
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ...          (85)            564           (628)        (1,303)             968
----------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase
    payments (including
    breakage) ......................        2,783             225          1,130            490            4,300
  Contract redemptions .............      (17,328)            (33)           (68)           (46)              --
  Net transfers (including
    mortality transfers) ...........       11,077           8,841         (1,794)         1,913          (56,488)
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from
      contract owners'
      transactions .................       (3,468)          9,033           (732)         2,357          (52,188)
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets ...................       (3,553)          9,597         (1,360)         1,054          (51,220)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of
  period ...........................       24,072           2,298          6,915          4,309           64,393
----------------------------------------------------------------------------------------------------------------
    Net assets, end of period ......  $    20,519    $     11,895    $     5,555    $     5,363    $      13,173
================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST        LORD ABBETT
(CONTINUED)         SERIES FUND                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------  -------------------------  -----------------------------------------------------------------------------
  WESTERN
   ASSET                                                            MID-CAP       SHORT
 STRATEGIC      CAPITAL     GROWTH AND    MID-CAP    LARGE CAP    INTRINSIC      DURATION     SMALL-CAP     SOCIALLY
    BOND       STRUCTURE     INCOME       GROWTH     VALUE (l)*   VALUE (m)*       BOND        GROWTH      RESPONSIVE
----------------------------------------------------------------------------------------------------------------------
$      3,476   $    2,361   $     4,856   $     --   $       --   $       273   $     8,412   $       --   $        24

         770          931         7,022        225        3,186           483         1,996          248           102
----------------------------------------------------------------------------------------------------------------------
       2,706        1,430        (2,166)      (225)      (3,186)         (210)        6,416         (248)          (78)
----------------------------------------------------------------------------------------------------------------------

       1,239        4,986       (34,647)     8,803       (1,023)       15,651            (5)         930         1,296

          --           --            --         --           --            --            --           --            --

          --           --            --         --           --            --            --           --            --
----------------------------------------------------------------------------------------------------------------------
       1,239        4,986       (34,647)     8,803       (1,023)       15,651            (5)         930         1,296
----------------------------------------------------------------------------------------------------------------------

         (90)      (6,236)      (11,513)    (7,836)     (41,731)      (17,000)       (7,758)      (5,456)       (2,903)
----------------------------------------------------------------------------------------------------------------------
$      3,855   $      180   $   (48,326)  $    742   $  (45,940)  $    (1,559)  $    (1,347)  $   (4,774)  $    (1,685)
======================================================================================================================

================================================================================

 LEGG MASON
  PARTNERS
  VARIABLE
INCOME TRUST        LORD ABBETT
(CONTINUED)         SERIES FUND                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------  -------------------------  -----------------------------------------------------------------------------
  WESTERN
   ASSET                                                            MID-CAP       SHORT
 STRATEGIC      CAPITAL     GROWTH AND    MID-CAP    LARGE CAP    INTRINSIC      DURATION     SMALL-CAP     SOCIALLY
    BOND       STRUCTURE     INCOME       GROWTH     VALUE (l)*   VALUE (m)*       BOND        GROWTH      RESPONSIVE
----------------------------------------------------------------------------------------------------------------------
$      2,706   $    1,430   $    (2,166)  $   (225)  $   (3,186)  $      (210)  $     6,416   $     (248)  $       (78)
       1,239        4,986       (34,647)     8,803       (1,023)       15,651            (5)         930         1,296

         (90)      (6,236)      (11,513)    (7,836)     (41,731)      (17,000)       (7,758)      (5,456)       (2,903)
----------------------------------------------------------------------------------------------------------------------
       3,855          180       (48,326)       742      (45,940)       (1,559)       (1,347)      (4,774)       (1,685)
----------------------------------------------------------------------------------------------------------------------

       3,590        9,064        57,281      6,279       12,697            --        15,196          615           425
      (2,203)     (17,402)      (63,126)        --      (53,299)         (848)      (14,125)      (2,909)       (3,363)
      10,128      (16,325)      (83,346)   (22,013)      50,853       (31,805)       31,655      (36,556)         (530)
----------------------------------------------------------------------------------------------------------------------

      11,515      (24,663)      (89,191)   (15,734)      10,251       (32,653)       32,726      (38,850)       (3,468)
----------------------------------------------------------------------------------------------------------------------
      15,370      (24,483)     (137,517)   (14,992)     (35,689)      (34,212)       31,379      (43,624)       (5,153)
----------------------------------------------------------------------------------------------------------------------
      93,891      107,289       761,785     31,569      296,317        73,725       177,602       72,133        11,517
----------------------------------------------------------------------------------------------------------------------
$    109,261   $   82,806   $   624,268   $ 16,577   $  260,628   $    39,513   $   208,981   $   28,509   $     6,364
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                  PIMCO VARIABLE
                                                         NORTHERN LIGHTS VARIABLE TRUST           INSURANCE TRUST
                                                    ---------------------------------------  -------------------------
                                                                                   JNF                     COMMODITY-
                                                        JNF           JNF         MONEY         ALL        REALRETURN
                                                      BALANCED       EQUITY       MARKET       ASSET        STRATEGY
----------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ........................................  $   86,510   $   492,225   $       390   $   12,113   $     3,522
Expenses:
  Mortality and expense risk fees .................      68,110       511,607        57,244        1,630           291
----------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............      18,400       (19,382)      (56,854)      10,483         3,231
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sales of
  investments in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...............       2,094       525,513            --        2,027        (3,635)
  Net realized short-term capital gain
    distributions from investments
    in portfolio shares ...........................          --            --            --           --            --
  Net realized long-term capital gain
   distributions from investments
   in portfolio shares ............................          --            --            --           --            --
----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ...........................       2,094       525,513            --        2,027        (3,635)
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares .............................     327,565      (155,776)           --      (13,785)       (2,151)
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ....................................  $  348,059   $   350,355   $   (56,854)  $   (1,275)  $    (2,555)
======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                  PIMCO VARIABLE
                                                         NORTHERN LIGHTS VARIABLE TRUST           INSURANCE TRUST
                                                    ---------------------------------------  -------------------------
                                                                                   JNF                     COMMODITY-
                                                        JNF           JNF         MONEY         ALL        REALRETURN
                                                      BALANCED       EQUITY       MARKET       ASSET        STRATEGY
----------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................  $   18,400   $   (19,382)  $   (56,854)  $   10,483   $     3,231
  Net realized gain (loss) on investments in
    portfolio shares ..............................       2,094       525,513            --        2,027        (3,635)
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ...........................     327,565      (155,776)           --      (13,785)       (2,151)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .............................     348,059       350,355       (56,854)      (1,275)       (2,555)
----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .....................................     162,039       815,439       235,845        3,005         1,803
  Contract redemptions ............................    (718,457)   (5,589,835)   (1,085,075)      (1,194)           --
  Net transfers (including mortality transfers) ...    (275,118)   (2,454,335)      707,380       30,977       (49,665)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...............    (831,536)   (7,228,731)     (141,850)      32,788       (47,862)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .........    (483,477)   (6,878,376)     (198,704)      31,513       (50,417)
----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................   7,175,696    66,296,272     5,746,888      132,625        67,085
----------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .....................  $6,692,219   $59,417,896   $ 5,548,184   $  164,138   $    16,668
======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                FOREIGN
  EMERGING        BOND        GLOBAL                 LONG TERM
  MARKETS      US DOLLAR-      BOND         HIGH         US          LOW           REAL         SHORT-       TOTAL
   BOND         HEDGED       UNHEDGED       YIELD    GOVERNMENT    DURATION       RETURN        TERM         RETURN
----------------------------------------------------------------------------------------------------------------------
$      4,418   $      141   $     1,750   $  4,054   $    4,192   $     1,357   $    17,956   $      786   $    21,372

         827           66           720        581        1,572           808         8,941          855         8,144
----------------------------------------------------------------------------------------------------------------------
       3,591           75         1,030      3,473        2,620           549         9,015          (69)       13,228
----------------------------------------------------------------------------------------------------------------------

      (2,714)        (272)        2,971     (2,281)      (4,291)        1,929        51,614        1,433        11,344

          --           --           927         --        4,859            --        25,663           73         5,206

          --           61            51         --          189            --         4,078           21         5,632
----------------------------------------------------------------------------------------------------------------------
      (2,714)        (211)        3,949     (2,281)         757         1,929        81,355        1,527        22,182
----------------------------------------------------------------------------------------------------------------------

         880          359        (1,839)    (2,015)      30,382        (2,790)       (3,535)      (1,914)      (12,512)
----------------------------------------------------------------------------------------------------------------------
$      1,757   $      223   $     3,140   $   (823)  $   33,759   $      (312)  $    86,835   $     (456)  $    22,898
======================================================================================================================

================================================================================

                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                FOREIGN
  EMERGING        BOND        GLOBAL                 LONG TERM
  MARKETS      US DOLLAR-      BOND         HIGH         US          LOW           REAL         SHORT-       TOTAL
   BOND         HEDGED       UNHEDGED       YIELD    GOVERNMENT    DURATION       RETURN        TERM         RETURN
----------------------------------------------------------------------------------------------------------------------
$      3,591   $       75   $     1,030   $  3,473   $    2,620   $       549   $     9,015   $      (69)       13,228
      (2,714)        (211)        3,949     (2,281)         757         1,929        81,355        1,527        22,182

         880          359        (1,839)    (2,015)      30,382        (2,790)       (3,535)      (1,914)      (12,512)
----------------------------------------------------------------------------------------------------------------------
       1,757          223         3,140       (823)      33,759          (312)       86,835         (456)       22,898
----------------------------------------------------------------------------------------------------------------------

       3,654          805         2,678      7,078        1,578         2,814        41,753        2,119        25,076
      (3,801)          --        (7,855)       (95)      (3,998)      (17,908)     (136,779)     (31,346)     (146,249)
      15,947         (846)       (1,735)   (28,279)      72,878       (41,465)      347,860          (88)      (72,777)
----------------------------------------------------------------------------------------------------------------------

      15,800          (41)       (6,912)   (21,296)      70,458       (56,559)      252,834      (29,315)     (193,950)
----------------------------------------------------------------------------------------------------------------------
      17,557          182        (3,772)   (22,119)     104,217       (56,871)      339,669      (29,771)     (171,052)
----------------------------------------------------------------------------------------------------------------------
      66,315        6,278        48,170     54,503      138,688       130,349       741,329       90,553       926,042
----------------------------------------------------------------------------------------------------------------------
$     83,872   $    6,460   $    44,398   $ 32,384   $  242,905   $    73,478   $ 1,080,998   $   60,782   $   754,990
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                     PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------------------------------------------------------------
                                                     FUNDAMENTAL    EMERGING      EQUITY                      HIGH
                                                     VALUE (n)*     MARKETS       INCOME         FUND        YIELD
----------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ........................................  $         3   $       --   $     5,987   $    1,644   $    11,812
Expenses:
  Mortality and expense risk fees .................            4        2,972         2,925        1,481         2,328
----------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............           (1)      (2,972)        3,062          163         9,484
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...............           --       47,857        (1,274)      13,412         9,656
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..............................           --           --            --           --            --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ..............................           --           --            --        8,069            --
----------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ............................           --       47,857        (1,274)      21,481         9,656
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ..........................................          (23)    (134,336)       11,794      (26,305)      (32,229)
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ....................................  $       (24)  $  (89,451)  $    13,582   $   (4,661)  $   (13,089)
======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                     PIONEER VARIABLE CONTRACTS TRUST
----------------------------------------------------------------------------------------------------------------------
                                                     FUNDAMENTAL    EMERGING       EQUITY                     HIGH
                                                      VALUE (n)*    MARKETS        INCOME        FUND        YIELD
----------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .................  $        (1)  $   (2,972)  $     3,062   $      163   $     9,484
  Net realized gain (loss) on investments in
    portfolio shares ..............................           --       47,857        (1,274)      21,481         9,656
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..............................          (23)    (134,336)       11,794      (26,305)      (32,229)
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ...........................            (24)     (89,451)       13,582       (4,661)      (13,089)
----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) ..........................           --        4,665         7,297       14,365         3,071
  Contract redemptions ............................           --      (68,028)       (7,815)     (51,363)      (24,965)
  Net transfers (including mortality transfers) ...          138       37,853         5,357      (31,603)      152,175
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...............          138      (25,510)        4,839      (68,601)      130,281
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .........          114     (114,961)       18,421      (73,262)      117,192
----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................          346      335,161       283,303      192,047        92,909
----------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .....................  $       460   $  220,200   $   301,724   $  118,785   $   210,101
======================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

    PIONEER VARIABLE
     CONTRACTS TRUST               ROYCE
       (CONTINUED)             CAPITAL FUND                              GUGGENHEIM VARIABLE INSURANCE FUNDS (g)
------------------------  ---------------------  -------------------------------------------------------------------------------
                                                                    RYDEX                              RYDEX           RYDEX
  MID CAP     STRATEGIC                              RYDEX         BASIC             RYDEX         COMMODITIES       CONSUMER
   VALUE        INCOME    MICRO-CAP   SMALL-CAP  BANKING (i)*  MATERIALS (i)*  BIOTECHNOLOGY (i)*  STRATEGY (i)*   PRODUCTS (i)*
--------------------------------------------------------------------------------------------------------------------------------
$       216  $       574  $   11,862  $   1,743  $          9  $           --  $               --  $       4,442  $        1,654

        339          117       5,169      4,932            27           2,652               1,426            383             963
--------------------------------------------------------------------------------------------------------------------------------
       (123)         457       6,693     (3,189)          (18)         (2,652)             (1,426)         4,059             691
--------------------------------------------------------------------------------------------------------------------------------

        (70)          68       3,907     18,722          (469)         28,832             (16,978)        (7,395)         11,558

         --           --          --         --            --              --                  --             --              --

         --           53          --         --            --          38,589                  --             --              --
--------------------------------------------------------------------------------------------------------------------------------
        (70)         121       3,907     18,722          (469)         67,421             (16,978)        (7,395)         11,558
--------------------------------------------------------------------------------------------------------------------------------

     (2,136)        (535)    (77,972)   (36,706)         (115)       (115,252)             (7,345)        (1,169)         (2,586)
--------------------------------------------------------------------------------------------------------------------------------
$    (2,329) $        43  $  (67,372) $ (21,173) $       (602) $      (50,483) $          (25,749) $      (4,505) $        9,663
================================================================================================================================

================================================================================

    PIONEER VARIABLE
     CONTRACTS TRUST               ROYCE
       (CONTINUED)             CAPITAL FUND                              GUGGENHEIM VARIABLE INSURANCE FUNDS (g)
------------------------  ---------------------  -------------------------------------------------------------------------------
                                                                    RYDEX                              RYDEX           RYDEX
  MID CAP     STRATEGIC                              RYDEX         BASIC             RYDEX         COMMODITIES       CONSUMER
   VALUE        INCOME    MICRO-CAP   SMALL-CAP  BANKING (i)*  MATERIALS (i)*  BIOTECHNOLOGY (i)*  STRATEGY (i)*   PRODUCTS (i)*
--------------------------------------------------------------------------------------------------------------------------------
$      (123) $       457  $    6,693  $  (3,189) $        (18)  $      (2,652) $           (1,426) $       4,059  $          691
        (70)         121       3,907     18,722          (469)         67,421             (16,978)        (7,395)         11,558

     (2,136)        (535)    (77,972)   (36,706)         (115)       (115,252)             (7,345)        (1,169)         (2,586)
--------------------------------------------------------------------------------------------------------------------------------
     (2,329)          43     (67,372)   (21,173)         (602)        (50,483)            (25,749)        (4,505)          9,663
--------------------------------------------------------------------------------------------------------------------------------

      2,218        1,583      27,966     40,681           468          21,105               2,117             --          14,360
         --       (5,687)    (43,346)   (15,820)       (1,434)         (1,529)           (121,185)            --             (45)
         --       11,894     (21,906)    (9,993)           84         (29,423)            216,990        (36,989)         22,829
--------------------------------------------------------------------------------------------------------------------------------

      2,218        7,790     (37,286)    14,868          (882)         (9,847)             97,922        (36,989)         37,144
--------------------------------------------------------------------------------------------------------------------------------
       (111)       7,833    (104,658)    (6,305)       (1,484)        (60,330)             72,173        (41,494)         46,807
--------------------------------------------------------------------------------------------------------------------------------
     33,619        6,447     549,288    499,514         3,468         289,385              37,370         46,125          71,714
--------------------------------------------------------------------------------------------------------------------------------
$    33,508  $    14,280  $  444,630  $ 493,209  $      1,984  $      229,055  $          109,543  $       4,631  $      118,521
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                   GUGGENHEIM VARIABLE INSURANCE FUNDS(g)*
----------------------------------------------------------------------------------------------------------------------------
                                                     RYDEX                                          RYDEX          RYDEX
                                                     DOW 2X           RYDEX           RYDEX        ENERGY      EUROPE 1.25X
                                                  STRATEGY (i)*  ELECTRONICS (i)*  ENERGY (i)*  SERVICES (i)*  STRATEGY (i)*
----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..........................   $          --  $             --  $        --  $          --  $          --
Expenses:
  Mortality and expense risk fees .............           1,400               314        6,652         12,841            435
----------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense)                      (1,400)             (314)      (6,652)       (12,841)          (435)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...........         (11,497)            1,496       72,877        128,887          3,255
  Net realized short-term capital gain
    distributions from investments
    in portfolio shares .......................              --                --           --             --             --
  Net realized long-term capital gain
    distributions from investments
    in portfolio shares .......................              --             8,515        3,692        133,473             --
----------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ........................         (11,497)           10,011       76,569        262,360          3,255
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares ........................          (3,968)          (13,139)    (155,436)      (490,792)        (9,236)
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ................................   $     (16,865) $         (3,442) $   (85,519) $    (241,273) $      (6,416)
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                   GUGGENHEIM VARIABLE INSURANCE FUNDS(g)*
----------------------------------------------------------------------------------------------------------------------------
                                                     RYDEX                                          RYDEX          RYDEX
                                                     DOW 2X           RYDEX           RYDEX        ENERGY      EUROPE 1.25X
                                                  STRATEGY (i)*  ELECTRONICS (i)*  ENERGY (i)*  SERVICES (i)*  STRATEGY (i)*
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............   $      (1,400) $           (314) $    (6,652) $     (12,841) $        (435)
  Net realized gain (loss) on investments in
    portfolio shares ..........................         (11,497)           10,011       76,569        262,360          3,255
  Net change in unrealized appreciation
    (depreciation) of investments
     in portfolio shares ......................          (3,968)          (13,139)    (155,436)      (490,792)        (9,236)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
     operations ...............................         (16,865)           (3,442)     (85,519)      (241,273)        (6,416)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .................................           3,063                --       36,073         74,156             --
  Contract redemptions ........................         (58,274)             (208)     (70,520)       (63,814)          (103)
  Net transfers (including mortality
    transfers) ................................          99,300             5,618       29,925        351,999        (14,457)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        contract owners' transactions .........          44,089             5,410       (4,522)       362,341        (14,560)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .....          27,224             1,968      (90,041)       121,068        (20,976)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............          72,086            10,525      646,561        896,284         54,549
----------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .................   $      99,310  $         12,493  $   556,520  $   1,017,352  $      33,573
============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                   RYDEX                                                   RYDEX                                        RYDEX
                GOVERNMENT                                  RYDEX         INVERSE         RYDEX          RYDEX         INVERSE
    RYDEX          LONG         RYDEX                      INVERSE      GOVERNMENT       INVERSE        INVERSE        RUSSELL
  FINANCIAL      BOND 1.2X     HEALTH        RYDEX         DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)     2000(R)
SERVICES (i)*  STRATEGY (i)*  CARE (i)*  INTERNET (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*
---------------------------------------------------------------------------------------------------------------------------------
$           4  $       1,537  $      --  $          --  $          --  $          --  $          --  $          --  $          --

           85          1,236        508            309            348            198             29            162             95
---------------------------------------------------------------------------------------------------------------------------------
          (81)           301       (508)          (309)          (348)          (198)           (29)          (162)           (95)
---------------------------------------------------------------------------------------------------------------------------------

          360        (29,575)     3,869          4,614        (14,833)        (6,091)        (1,225)        (6,735)        (2,530)

           --             --         --             --             --             --             --             --             --

           --             --         --             --             --             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
          360        (29,575)     3,869          4,614        (14,833)        (6,091)        (1,225)        (6,735)        (2,530)
---------------------------------------------------------------------------------------------------------------------------------

       (1,168)         2,733     (7,249)        (2,343)           387            483            439              3             65
---------------------------------------------------------------------------------------------------------------------------------
$        (889) $     (26,541) $  (3,888) $       1,962  $     (14,794) $      (5,806) $        (815) $      (6,894)  $     (2,560)
=================================================================================================================================

================================================================================

                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                   RYDEX                                                   RYDEX                                        RYDEX
                GOVERNMENT                                  RYDEX         INVERSE         RYDEX          RYDEX         INVERSE
    RYDEX          LONG         RYDEX                      INVERSE      GOVERNMENT       INVERSE        INVERSE        RUSSELL
  FINANCIAL      BOND 1.2X     HEALTH        RYDEX         DOW 2X        LONG BOND       MID-CAP     NASDAQ-100(R)     2000(R)
SERVICES (i)*  STRATEGY (i)*  CARE (i)*  INTERNET (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*
---------------------------------------------------------------------------------------------------------------------------------
$         (81) $         301  $    (508) $        (309) $        (348) $        (198) $         (29) $        (162) $         (95)
          360        (29,575)     3,869          4,614        (14,833)        (6,091)        (1,225)        (6,735)        (2,530)

       (1,168)         2,733     (7,249)        (2,343)           387            483            439              3             65
---------------------------------------------------------------------------------------------------------------------------------
         (889)       (26,541)    (3,888)         1,962        (14,794)        (5,806)          (815)        (6,894)        (2,560)
---------------------------------------------------------------------------------------------------------------------------------

          979          2,195      1,470            173            360              1             (1)            (1)            --
         (377)        (6,030)    (3,720)        (1,847)           (20)        (7,318)            --             --         (4,632)
       (1,014)       226,707     16,775        (11,554)      (111,296)       (13,500)           625          7,393          7,353
---------------------------------------------------------------------------------------------------------------------------------

         (412)       222,872     14,525        (13,228)      (110,956)       (20,817)           624          7,392          2,721
---------------------------------------------------------------------------------------------------------------------------------
       (1,301)       196,331     10,637        (11,266)      (125,750)       (26,623)          (191)           498            161
---------------------------------------------------------------------------------------------------------------------------------
        5,786         35,619     34,204         22,873        145,435         36,175          2,304          2,281          6,382
---------------------------------------------------------------------------------------------------------------------------------
$       4,485  $     231,950  $  44,841  $      11,607  $      19,685  $       9,552  $       2,113  $       2,779  $       6,543
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                         RYDEX                                        RYDEX
                                                        INVERSE          RYDEX                       MID CAP
                                                        S&P 500        JAPAN 2X        RYDEX          1.5X             RYDEX
                                                      STRATEGY (i)*  STRATEGY (i)*  LEISURE (i)*  STRATEGY (i)*  NASDAQ-100(R) (i)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ................................ $          --  $          --  $         --  $          --  $               --
Expenses:
  Mortality and expense risk fees ...................         1,009            272           138            498               1,562
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .................        (1,009)          (272)         (138)          (498)             (1,562)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .................       (19,546)        (4,712)            9         (3,253)             21,344
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ................................            --             --            --             --                  --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ................................            --             --            --             --                  --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ..............................       (19,546)        (4,712)            9         (3,253)             21,344
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ............................................         6,100         (3,271)         (337)        (6,906)            (19,776)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ...................................... $     (14,455) $      (8,255) $       (466) $     (10,657) $                6
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                         RYDEX                                        RYDEX
                                                        INVERSE          RYDEX                       MID CAP
                                                        S&P 500         JAPAN 2X       RYDEX          1.5X             RYDEX
                                                      STRATEGY (i)*  STRATEGY (i)*  LEISURE (i)*  STRATEGY (i)*  NASDAQ-100(R) (i)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................  $      (1,009) $        (272) $       (138) $        (498) $           (1,562)
  Net realized gain (loss) on investments in
    portfolio shares ...............................        (19,546)        (4,712)            9         (3,253)             21,344
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares .........................................          6,100         (3,271)         (337)        (6,906)            (19,776)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...................................        (14,455)        (8,255)         (466)       (10,657)                  6
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ......................................            785             --            (1)           930               9,032
  Contract redemptions .............................        (59,295)           (21)           --         (1,415)             (5,864)
  Net transfers (including mortality transfers) ....         73,333          2,297         4,120        (72,397)            (54,927)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ................         14,823          2,276         4,119        (72,882)            (51,759)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets ..........            368         (5,979)        3,653        (83,539)            (51,753)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................         54,333         20,110        12,469        105,280             176,222
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ......................  $      54,701  $      14,131  $     16,122  $      21,741  $          124,469
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                            RYDEX          RYDEX         RYDEX         RYDEX
     RYDEX                       RYDEX       RYDEX                         RUSSELL        RUSSELL       S&P 500       S&P 500
 NASDAQ-100(R)      RYDEX      PRECIOUS       REAL           RYDEX      2000(R) 1.5X    2000(R) 2X         2X           PURE
2X STRATEGY(i) *  NOVA (i)*   METALS (i)*  ESTATE (i)*  RETAILING (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  GROWTH (i)*
--------------------------------------------------------------------------------------------------------------------------------

$             --  $        3  $       611  $     2,245  $           --  $          --  $          --  $          --  $        --

           2,731         142        8,149          809             167            761          4,982            363        1,886
--------------------------------------------------------------------------------------------------------------------------------
          (2,731)       (139)      (7,538)       1,436            (167)          (761)        (4,982)          (363)      (1,886)
--------------------------------------------------------------------------------------------------------------------------------

          46,606        (907)      20,172        6,434          (1,512)        12,330         86,136             87       29,015

           7,287          --           --           --              --             --         26,000             --           --

          21,668          --           --           --              --             --         17,678             --           --
--------------------------------------------------------------------------------------------------------------------------------
          75,561        (907)      20,172        6,434          (1,512)        12,330        129,814             87       29,015
--------------------------------------------------------------------------------------------------------------------------------

         (74,275)      1,820     (248,033)     (11,862)            922        (13,950)      (211,988)        (2,841)     (29,852)
--------------------------------------------------------------------------------------------------------------------------------
$         (1,445) $      774  $  (235,399) $    (3,992) $         (757) $      (2,381) $     (87,156) $      (3,117) $    (2,723)
================================================================================================================================

================================================================================

                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                            RYDEX          RYDEX         RYDEX         RYDEX
     RYDEX                       RYDEX       RYDEX                         RUSSELL        RUSSELL       S&P 500       S&P 500
 NASDAQ-100(R)      RYDEX      PRECIOUS       REAL           RYDEX      2000(R) 1.5X    2000(R) 2X         2X           PURE
2X STRATEGY(i) *  NOVA (i)*   METALS (i)*  ESTATE (i)*  RETAILING (i)*  STRATEGY (i)*  STRATEGY (i)*  STRATEGY (i)*  GROWTH (i)*
--------------------------------------------------------------------------------------------------------------------------------

$         (2,731) $     (139) $    (7,538) $     1,436  $         (167) $        (761) $      (4,982) $        (363) $    (1,886)
          75,561        (907)      20,172        6,434          (1,512)        12,330        129,814             87       29,015

         (74,275)      1,820     (248,033)     (11,862)            922        (13,950)      (211,988)        (2,841)     (29,852)
--------------------------------------------------------------------------------------------------------------------------------
          (1,445)        774     (235,399)      (3,992)           (757)        (2,381)       (87,156)        (3,117)      (2,723)
--------------------------------------------------------------------------------------------------------------------------------

          23,020          (2)      13,974        1,993              --              1          2,067          4,042        1,750
         (13,548)    (19,685)    (129,270)      (2,596)             --             --        (71,936)           (39)     (26,510)
        (135,361)        418      528,890      (37,145)          7,332         70,825       (207,757)        15,342      (92,234)
--------------------------------------------------------------------------------------------------------------------------------

        (125,889)    (19,269)     413,594      (37,748)          7,332         70,826       (277,626)        19,345     (116,994)
--------------------------------------------------------------------------------------------------------------------------------
        (127,334)    (18,495)     178,195      (41,740)          6,575         68,445       (364,782)        16,228     (119,717)
--------------------------------------------------------------------------------------------------------------------------------
         358,907      24,282      508,338      112,672          15,079         75,663        728,416          6,750      221,472
--------------------------------------------------------------------------------------------------------------------------------
$        231,573  $    5,787  $   686,533  $    70,932  $       21,654  $     144,108  $     363,634  $      22,978  $   101,755
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                    RYDEX           RYDEX         RYDEX         RYDEX
                                                       RYDEX         S&P             S&P           S&P           S&P
                                                      S&P 500       MIDCAP         MIDCAP       SMALLCAP      SMALLCAP
                                                        PURE       400 PURE       400 PURE      600 PURE      600 PURE
                                                     VALUE (i)*  GROWTH (i)*     VALUE (i)*    GROWTH (i)*   VALUE (i)*
------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..............................  $       14  $         --    $        --   $        --   $        --
Expenses:
  Mortality and expense risk fees .................       1,122         1,812            613           594         1,261
------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...............      (1,108)       (1,812)          (613)         (594)       (1,261)
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...............      23,549        20,331          6,988        (3,702)       16,408
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares ........................................          --            --             --            --            --
  Net realized long-term capital gain
    distributions from investments in portfolio
    shares ........................................          --         7,825             --            --            --
------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ............................      23,549        28,156          6,988        (3,702)       16,408
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ..........................................     (18,226)      (38,127)       (11,185)       (5,148)      (28,948)
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ....................................  $    4,215  $    (11,783)   $    (4,810)  $    (9,444)  $   (13,801)
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                    RYDEX           RYDEX         RYDEX         RYDEX
                                                       RYDEX         S&P             S&P           S&P           S&P
                                                      S&P 500       MIDCAP         MIDCAP       SMALLCAP      SMALLCAP
                                                        PURE       400 PURE       400 PURE      600 PURE      600 PURE
                                                     VALUE (i)*  GROWTH (i)*     VALUE (i)*    GROWTH (i)*   VALUE (i)*
------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense)..................  $   (1,108) $     (1,812)   $      (613)  $      (594)  $    (1,261)
   Net realized gain (loss) on investments
     in portfolio shares ..........................      23,549        28,156          6,988        (3,702)       16,408
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..............................     (18,226)      (38,127)       (11,185)       (5,148)      (28,948)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations ......................       4,215       (11,783)        (4,810)       (9,444)      (13,801)
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase
    payments (including breakage) .................       1,295         1,337          1,261         1,338         1,651
  Contract redemptions ............................          --        (2,823)           (40)      (56,149)         (504)
  Net transfers (including
    mortality transfers) ..........................    (170,949)      (98,414)       (41,396)       66,365      (281,352)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from contract owners'
      transactions ................................    (169,654)      (99,900)       (40,175)       11,554      (280,205)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets .........    (165,439)     (111,683)       (44,985)        2,110      (294,006)
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................     214,015       233,835         90,393        24,708       389,643
------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .....................  $   48,576  $    122,152    $    45,408   $    26,818   $    95,637
========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                    RYDEX
 ALL-ASSET    ALL-ASSET     ALL-ASSET        CLS         MULTI-     U.S. LONG   STRENGTHENING                   RYDEX
AGGRESSIVE   CONSERVATIVE    MODERATE     ADVISORONE     HEDGE        SHORT       DOLLAR 2X      RYDEX          TELE-
 STRATEGY      STRATEGY      STRATEGY      AMERIGO     STRATEGIES    MOMENTUM     STRATEGY     TECHNOLOGY   COMMUNICATIONS
   (h)*          (h)*          (h)*         (h)*          (h)*         (h)*         (i)*          (i)*           (i)*
--------------------------------------------------------------------------------------------------------------------------

$       15   $          2  $        143  $        --   $       --   $       --  $          --  $       --   $           --

        14             12           499           43           51          278            176         284               42
--------------------------------------------------------------------------------------------------------------------------
         1            (10)         (356)         (43)         (51)        (278)          (176)       (284)             (42)
--------------------------------------------------------------------------------------------------------------------------

        (2)           133         6,308        2,078           56        2,528         (3,494)      3,976             (366)

        --             --            --           --           --           --             --          --               --

        --             --            --           --           --           --             --         236               --
--------------------------------------------------------------------------------------------------------------------------
        (2)           133         6,308        2,078           56        2,528         (3,494)      4,212             (366)
--------------------------------------------------------------------------------------------------------------------------

       (77)          (191)       (8,314)      (2,243)         116         (126)         2,077      (6,135)            (933)
--------------------------------------------------------------------------------------------------------------------------
$      (78)  $        (68) $     (2,362) $      (208)  $      121   $    2,124  $      (1,593) $   (2,207)  $       (1,341)
==========================================================================================================================

================================================================================

                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                    RYDEX
 ALL-ASSET    ALL-ASSET     ALL-ASSET        CLS         MULTI-     U.S. LONG   STRENGTHENING                   RYDEX
AGGRESSIVE   CONSERVATIVE    MODERATE     ADVISORONE     HEDGE        SHORT       DOLLAR 2X      RYDEX          TELE-
 STRATEGY      STRATEGY      STRATEGY      AMERIGO     STRATEGIES    MOMENTUM     STRATEGY     TECHNOLOGY   COMMUNICATIONS
   (h)*          (h)*          (h)*         (h)*          (h)*         (h)*         (i)*          (i)*           (i)*
--------------------------------------------------------------------------------------------------------------------------

$        1   $        (10) $       (356)  $      (43)  $      (51)  $     (278) $        (176) $     (284)  $          (42)
        (2)           133         6,308        2,078           56        2,528         (3,494)      4,212             (366)

       (77)          (191)       (8,314)      (2,243)         116         (126)         2,077      (6,135)            (933)
--------------------------------------------------------------------------------------------------------------------------
       (78)           (68)       (2,362)        (208)         121        2,124         (1,593)     (2,207)          (1,341)
--------------------------------------------------------------------------------------------------------------------------

         2              1         3,862        1,724        1,819        4,022            171       1,300               (2)
        --             --           (15)          --         (868)          --           (636)       (248)              --
        --         (1,170)      (34,234)      (8,233)       2,001      (60,199)       (33,888)    (51,329)          (5,555)
--------------------------------------------------------------------------------------------------------------------------

         2         (1,169)      (30,387)      (6,509)       2,952      (56,177)       (34,353)    (50,277)          (5,557)
--------------------------------------------------------------------------------------------------------------------------
       (76)        (1,237)      (32,749)      (6,717)       3,073      (54,053)       (35,946)    (52,484)          (6,898)
--------------------------------------------------------------------------------------------------------------------------
     1,458          1,717        67,192        7,412        4,937       65,284         37,993      57,588            6,898
--------------------------------------------------------------------------------------------------------------------------
$    1,382   $        480  $     34,443   $      695   $    8,010   $   11,231  $       2,047  $    5,104   $           --
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                               SELIGMAN
                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)        PORTFOLIOS (a)*
--------------------------------------------------------------------------------------------------------   ----------------
                                                                   RYDEX
                                                                    U.S.                       RYDEX
                                                                 GOVERNMENT     RYDEX        WEAKENING      COMMUNICATIONS
                                                 RYDEX             MONEY      UTILITIES      DOLLAR 2X           AND
                                          TRANSPORTATION (i)*   MARKET (i)*      (i)*      STRATEGY (i)*   INFORMATION (f)*
---------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares ................. $                --  $          8   $   4,536    $          --   $             --
Expenses:
  Mortality and expense risk fees .......                 140         1,986       1,944              342                228
---------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .....                (140)       (1,978)      2,592             (342)              (228)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments in
    portfolio shares ....................               1,293            --      12,426           (7,753)            59,582
  Net realized short-term capital
    gain distributions from
    investments in portfolio shares .....                  --            --          --               --                 --
  Net realized long-term capital
    gain distributions from
    investments in portfolio shares .....                  --            --          --               --                 --
---------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio shares ...               1,293            --      12,426           (7,753)            59,582
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ......................              (1,348)           --       9,714            1,983            (53,686)
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations .............. $              (195) $     (1,978)  $  24,732    $      (6,112)  $          5,668
===========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================

                                                                                                               SELIGMAN
                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (g)* (CONTINUED)        PORTFOLIOS (a)*
--------------------------------------------------------------------------------------------------------   ----------------
                                                                   RYDEX
                                                                    U.S.                       RYDEX
                                                                 GOVERNMENT     RYDEX        WEAKENING      COMMUNICATIONS
                                                 RYDEX             MONEY      UTILITIES      DOLLAR 2X           AND
                                          TRANSPORTATION (i)*   MARKET (i)*      (i)*      STRATEGY (i)*   INFORMATION (f)*
---------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment
    income (expense) .................... $              (140) $     (1,978)  $   2,592    $        (342)  $           (228)
  Net realized gain
    (loss) on investments in
    portfolio shares ....................               1,293            --      12,426           (7,753)            59,582
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ....................              (1,348)           --       9,714            1,983            (53,686)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations ............                (195)       (1,978)     24,732           (6,112)             5,668
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase payments
    (including breakage) ................                   1         2,278       6,153            1,694                414
  Contract redemptions ..................                  --       (30,419)     (2,491)         (60,038)                --
  Net transfers
    (including mortality transfers) .....             (13,701)      449,208      44,002           29,556           (143,723)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from contract owners'
      transactions ......................             (13,700)      421,067      47,664          (28,788)          (143,309)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
      in net assets .....................             (13,895)      419,089      72,396          (34,900)          (137,641)
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of
  period ................................              24,289        37,843     170,497           37,429            137,641
---------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ........... $            10,394  $    456,932   $ 242,893    $       2,529   $             --
===========================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

   THIRD
   AVENUE
  VARIABLE                                                                 WELLS FARGO
SERIES TRUST                   VAN ECK VIP TRUST                       ADVANTAGE VT FUNDS
------------  ---------------------------------------------------   ------------------------
                                          GLOBAL        MULTI-
               EMERGING      GLOBAL        HARD        MANAGER                                   COMBINED
   VALUE       MARKETS        BOND        ASSETS     ALTERNATIVES   DISCOVERY    OPPORTUNITY       TOTAL
--------------------------------------------------------------------------------------------   -------------
$     13,274  $    5,961    $  3,574   $      9,804  $        214   $       --   $     1,594   $   1,158,449
       8,006       5,295         758          7,196           272        6,748        11,172       1,176,672
--------------------------------------------------------------------------------------------   -------------
       5,268         666       2,816          2,608           (58)      (6,748)       (9,578)        (18,223)
--------------------------------------------------------------------------------------------   -------------
    (141,910)     35,505       2,603        134,359           593      145,545       (34,728)      1,826,988
          --          --         911             --            --           --            --          72,831
          --          --          --         10,498           134           --            --         377,245
--------------------------------------------------------------------------------------------   -------------
    (141,910)     35,505       3,514        144,857           727      145,545       (34,728)      2,277,064
--------------------------------------------------------------------------------------------   -------------
     (39,576)   (190,077)       (951)      (262,185)       (1,082)    (113,677)      (29,269)     (5,515,859)
--------------------------------------------------------------------------------------------   -------------
$   (176,218) $ (153,906)   $  5,379   $   (114,720) $       (413)  $   25,120   $   (73,575)  $  (3,257,018)
============================================================================================   =============

================================================================================

   THIRD
   AVENUE
  VARIABLE                                                                 WELLS FARGO
SERIES TRUST                   VAN ECK VIP TRUST                       ADVANTAGE VT FUNDS
------------  ---------------------------------------------------   ------------------------
                                          GLOBAL        MULTI-
               EMERGING      GLOBAL        HARD        MANAGER                                   COMBINED
   VALUE       MARKETS        BOND        ASSETS     ALTERNATIVES   DISCOVERY    OPPORTUNITY       TOTAL
--------------------------------------------------------------------------------------------   -------------
$      5,268  $      666    $  2,816   $      2,608  $        (58)  $   (6,748)  $    (9,578)  $     (18,223)
    (141,910)     35,505       3,514        144,857           727      145,545       (34,728)      2,277,064
     (39,576)   (190,077)       (951)      (262,185)       (1,082)    (113,677)      (29,269)     (5,515,859)
--------------------------------------------------------------------------------------------   -------------
    (176,218)   (153,906)      5,379       (114,720)         (413)      25,120       (73,575)     (3,257,018)
--------------------------------------------------------------------------------------------   -------------
      32,805      24,848       3,069         20,281           456       18,675        58,957       3,466,639
     (33,890)    (12,187)     (8,691)       (48,874)          (24)     (40,020)      (85,435     (12,285,727)
    (120,657)   (136,330)     40,335       (141,401)       34,816     (357,947)       (7,988)     (4,507,328)
--------------------------------------------------------------------------------------------   -------------
    (121,742)   (123,669)     34,713       (169,994)       35,248     (379,292)      (34,466     (13,326,416)
--------------------------------------------------------------------------------------------   -------------
    (297,960)   (277,575)     40,092       (284,714)       34,835     (354,172)     (108,041     (16,583,434)
--------------------------------------------------------------------------------------------   -------------
     923,899     703,179      45,522        862,248        23,855      864,496     1,121,294     136,398,081
--------------------------------------------------------------------------------------------   -------------
$    625,939  $  425,604    $ 85,614   $    577,534  $     58,690   $  510,324   $  1,013,25   $ 119,814,647
============================================================================================   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(1) GENERAL
      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the Company.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

      The following investment subaccounts are available to new investors as of December 31, 2012:

THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST
      CVP Seligman Global Technology Fund
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio
FEDERATED INSURANCE SERIES
      High  Income Bond Fund II
      Kaufmann Fund II
      Managed Volatility Fund II
GUGGENHEIM VARIABLE INSURANCE FUNDS
      All-Asset Aggressive Strategy Fund
      All-Asset Conservative Strategy Fund
      All-Asset Moderate Strategy Fund
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Multi-Hedge Strategies Fund
      Rydex Banking Fund
      Rydex Basic Materials Fund
      Rydex Biotechnology Fund
      Rydex Commodities Strategy Fund
      Rydex Consumer Products Fund
      Rydex Dow 2X Strategy Fund
      Rydex Electronics Fund
      Rydex Energy Fund
      Rydex Energy Services Fund
      Rydex Europe 1.25X Strategy Fund
      Rydex Financial Services Fund
      Rydex Government Long Bond 1.2X Strategy Fund
      Rydex Health Care Fund
      Rydex Internet Fund
      Rydex Inverse Dow 2X Strategy Fund
      Rydex Inverse Government Long Bond Strategy Fund
      Rydex Inverse Mid-Cap Strategy Fund
      Rydex Inverse NASDAQ-100(R) Strategy Fund
      Rydex Inverse Russell 2000(R) Strategy Fund
      Rydex Inverse S&P 500 Strategy Fund
      Rydex Japan 2X Strategy Fund
      Rydex Leisure Fund
      Rydex Mid Cap 1.5X Strategy Fund
      Rydex NASDAQ-100(R) Fund
      Rydex NASDAQ-100(R) 2X Strategy Fund
      Rydex Nova Fund
      Rydex Precious Metals Fund
      Rydex Real Estate Fund
      Rydex Retailing Fund
      Rydex Russell 2000(R) 1.5X Strategy Fund
      Rydex Russell 2000(R) 2X Strategy Fund
      Rydex S&P 500 2X Strategy Fund
      Rydex S&P 500 Pure Growth Fund
      Rydex S&P 500 Pure Value Fund
      Rydex S&P MidCap 400 Pure Growth Fund
      Rydex S&P MidCap 400 Pure Value Fund
      Rydex S&P SmallCap 600 Pure Growth Fund
      Rydex S&P SmallCap 600 Pure Value Fund
      Rydex Strengthening Dollar 2X Strategy Fund
      Rydex Technology Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
      Rydex Telecommunications Fund
      Rydex Transportation Fund
      Rydex Utilities Fund
      Rydex Weakening Dollar 2X Strategy Fund
      U.S. Long Short Momentum Fund
INVESCO VARIABLE INSURANCE FUNDS
      Core Equity Fund Series I
      Diversified Dividend Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Money Market Fund Series I
      Technology Fund Series I
      Van Kampen Value Opportunities Fund Series I
JANUS ASPEN SERIES - INSTITUTIONAL
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Equity Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental All Cap Value Portfolio
      ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      Capital Structure Portfolio
      Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Large Cap Value Portfolio
      Mid Cap Growth Portfolio
      Mid Cap Intrinsic Value Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS) (CONTINUED)
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Fundamental Value Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
VAN ECK VIP TRUST
      Emerging Markets Fund
      Global Bond Fund
      Global Hard Assets Fund
      Multi-Manager Alternatives Fund
WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NEW ACCOUNTING PRONOUNCEMENTS
      In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. Management is evaluating the impact of adopting this new standard, which will be effective for annual periods beginning on or after January 1, 2013.
      In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account C's adoption of this standard in 2012 did not have a material impact on Account C's financial statements. INVESTMENT VALUATION, TRANSACTIONS AND INCOME
      Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.
      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.
FEDERAL INCOME TAXES
      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
      Account C does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.
ANNUITY RESERVES
      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets. NET TRANSFERS
      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.
BREAKAGE
      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage for the year ended December 31, 2012 resulted in income of $2,418 and was an expense of $520 for the year ended December 31, 2011.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE
      Account C values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account C's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:
      o     Level 1- Valuations based on quoted prices in active markets for identical investments.
      o     Level 2- Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.
      o     Level 3- Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.
      The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account C includes these prices in the amounts disclosed in Level 2 of the hierarchy.
      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                         FAIR VALUE MEASUREMENTS USING
-----------------------------------------------------------------------------------
                                        QUOTED PRICES    SIGNIFICANT
                                          IN ACTIVE         OTHER      SIGNIFICANT
                                         MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                        TOTAL AS OF   IDENTICAL ASSETS      INPUTS        INPUTS
                         12/31/2012       (LEVEL 1)       (LEVEL 2)     (LEVEL 3)
-----------------------------------------------------------------------------------
Assets:
  Mutual Funds:
-----------------------------------------------------------------------------------
Balanced .............  $  7,508,275  $             --  $   7,508,275  $         --
-----------------------------------------------------------------------------------
Bond .................     4,488,900                --      4,488,900            --
-----------------------------------------------------------------------------------
Money Market .........     3,451,511                --      3,451,511            --
-----------------------------------------------------------------------------------
Stock ................   105,798,831                --    105,798,831            --
-----------------------------------------------------------------------------------
                        $121,247,517                --  $ 121,247,517            --
                        -----------------------------------------------------------

      Account C's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2012
-----------------------------------------------------------------------------------
                                                                REDEMPTION      OTHER
                        FAIR VALUE     UNFUNDED      REDEMPTION   NOTICE      REDEMPTION
INVESTMENT              USING NAV     COMMITMENT     FREQUENCY    PERIOD*    RESTRICTIONS
-----------------------------------------------------------------------------------------
Mutual Funds:
-----------------------------------------------------------------------------------------
Balanced               $   7,508,275     N/A           Daily    0 - 90 days      None
-----------------------------------------------------------------------------------------
Bond                       4,488,900     N/A           Daily    0 - 90 days      None
-----------------------------------------------------------------------------------------
Money
   Market                  3,451,511     N/A           Daily        None         None
-----------------------------------------------------------------------------------------
Stock                    105,798,831     N/A           Daily    0 - 90 days      None
-----------------------------------------------------------------------------------------
                       $ 121,247,517
                       -------------

* Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
      The aggregate cost of purchases of investments in portfolio shares was $17,390,777 and $26,769,662 for the years ended December 31, 2012 and 2011, respectively. The aggregate proceeds from sales of investments in portfolio shares were $30,673,270 and $39,664,277 for the years ended December 31, 2012 and 2011, respectively.

(5) DEDUCTIONS AND EXPENSES
      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.
      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the JNF Equity, of the Northern Lights Series Trust, which is 0.69 percent. These fees were $1,110,282 and $1,176,672 for the years ended December 31, 2012 and 2011, respectively.
      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $45,370 and $65,921 for the years ended December 31, 2012 and 2011, respectively.

(6) FINANCIAL HIGHLIGHTS
      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.
      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.
   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                       TOTAL
                                                                    NET ASSETS               INVESTMENT
                                             UNITS                  ----------     TOTAL       INCOME      EXPENSE
FUND DESCRIPTION                            (000s)    UNIT VALUES     (000s)       RETURN       RATIO       RATIO
-------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
    December 31, 2012 ............          396       $      5.55   $     2,220     17.09%         1.05%      1.00%
    December 31, 2011 ............          408              4.74         1,953     -1.25%         0.11%      1.00%
    December 31, 2010 ............          410              4.80         1,990     12.94%         0.40%      1.00%
    December 31, 2009 ............          440              4.25         1,898     49.65%         0.00%      1.00%
    December 31, 2008 ............          485              2.84         1,398    -45.70%         0.00%      1.00%
  Large Cap Growth Portfolio
    December 31, 2012 ............          501              2.05         1,029      8.47%         1.17%      1.00%
    December 31, 2011 ............          560              1.89         1,057     -1.05%         1.01%      1.00%
    December 31, 2010 ............          593              1.91         1,135     11.70%         0.74%      1.00%
    December 31, 2009 ............          651              1.71         1,111     46.15%         0.65%      1.00%
    December 31, 2008 ............          654              1.17           763    -46.58%         0.22%      1.00%
  Mid Cap Growth Portfolio
    December 31, 2012 ............          251              2.72           683     14.77%         0.00%      1.00%
    December 31, 2011 ............          260              2.37           616     -9.20%         0.34%      1.00%
    December 31, 2010 ............          296              2.61           773     18.10%         0.00%      1.00%
    December 31, 2009 ............          295              2.21           651     50.34%         0.00%      1.00%
    December 31, 2008 ............          316              1.47           464    -58.71%         0.17%      1.00%
  Small Cap Growth Portfolio
    December 31, 2012 ............          719              2.17         1,561     11.28%         0.00%      1.00%
    December 31, 2011 ............          785              1.95         1,531     -3.94%         0.00%      1.00%
    December 31, 2010 ............          862              2.03         1,754     23.78%         0.00%      1.00%
    December 31, 2009 ............          904              1.64         1,483     43.86%         0.00%      1.00%
    December 31, 2008 ............          994              1.14         1,131    -46.98%         0.00%      1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
  SERIES FUND, INC.:
  Growth and Income Portfolio
    December 31, 2012 ............           46              1.39            64     16.81%         1.64%      1.00%
    December 31, 2011 ............           26              1.19            31      5.31%         1.27%      1.00%
    December 31, 2010 ............           20              1.13            23     11.88%         0.00%      1.00%
    December 31, 2009 ............           17              1.01            17     18.82%         4.30%      1.00%
    December 31, 2008 ............           15              0.85            12    -40.97%         2.23%      1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
    December 31, 2012 ............            9             13.79           120     10.76%         2.09%      1.00%
    December 31, 2011 ............            8             12.45            94      4.27%         1.71%      1.00%
    December 31, 2010 ............            7             11.94            89     10.45%         1.91%      1.00%
    December 31, 2009 ............            7             10.81            72     14.39%         5.17%      1.00%
    December 31, 2008 ............            5              9.45            50    -21.12%         1.99%      1.00%
  Income & Growth Fund
    December 31, 2012 ............          100              1.37           137     13.22%         2.17%      1.00%
    December 31, 2011 ............           89              1.21           108      2.54%         1.58%      1.00%
    December 31, 2010 ............           81              1.18            96     12.38%         1.52%      1.00%
    December 31, 2009 ............           82              1.05            86     16.67%         4.66%      1.00%
    December 31, 2008 ............           80              0.90            71    -34.78%         1.97%      1.00%
  Inflation Protection Fund
    December 31, 2012 ............            8             15.10           124      6.34%         2.42%      1.00%
    December 31, 2011 ............            8             14.20           114     10.68%         4.75%      1.00%
    December 31, 2010 ............            3             12.83            35      4.06%         1.65%      1.00%
    December 31, 2009 ............            3             12.33            34      9.12%         1.15%      1.00%
    December 31, 2008 ............            6             11.30            72     -2.59%         4.51%      1.00%
  International Fund
    December 31, 2012 ............          413              1.84           760     20.26%         0.87%      1.00%
    December 31, 2011 ............          432              1.53           661    -13.07%         1.53%      1.00%
    December 31, 2010 ............          518              1.76           911     12.10%         2.28%      1.00%
    December 31, 2009 ............          533              1.57           836     33.05%         2.21%      1.00%
    December 31, 2008 ............          681              1.18           806    -45.62%         0.81%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                        TOTAL
                                                                     NET ASSETS              INVESTMENT
                                             UNITS                   ----------     TOTAL     INCOME       EXPENSE
FUND DESCRIPTION                            (000s)    UNIT VALUES      (000s)      RETURN      RATIO        RATIO
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC.: (continued)
  Large Company Value Fund
    December 31, 2012 ............               --   $      8.79   $         3      15.35%        1.93%      1.00%
    December 31, 2011 ............               --          7.62             2       0.00%        1.64%      1.00%
    December 31, 2010 ............               --          7.62             2       9.96%        1.55%      1.00%
    December 31, 2009 ............               --          6.93             2      18.87%        7.10%      1.00%
    December 31, 2008 ............                2          5.83            11     -37.91%        0.00%      1.00%
  Ultra Fund
    December 31, 2012 ............                2         11.57            22      12.88%        0.00%      1.00%
    December 31, 2011 ............                1         10.25            10       0.00%        0.00%      1.00%
    December 31, 2010 ............                4         10.25            40      14.91%        0.48%      1.00%
    December 31, 2009 ............               --          8.92            --      33.13%        0.00%      1.00%
    December 31, 2008 ............               --          6.70            --     -42.04%        0.00%      1.00%
  Value Fund
    December 31, 2012 ............              296          2.57           761      13.22%        1.94%      1.00%
    December 31, 2011 ............              301          2.27           683       0.00%        2.02%      1.00%
    December 31, 2010 ............              329          2.27           746      12.38%        2.22%      1.00%
    December 31, 2009 ............              333          2.02           672      18.82%        5.70%      1.00%
    December 31, 2008 ............              351          1.70           597     -27.66%        2.48%      1.00%
  Vista Fund
    December 31, 2012 ............                5          9.79            52      14.50%        0.00%      1.00%
    December 31, 2011 ............                6          8.55            53      -8.85%        0.00%      1.00%
    December 31, 2010 ............                7          9.38            67      22.77%        0.00%      1.00%
    December 31, 2009 ............                8          7.64            62      21.27%        0.00%      1.00%
    December 31, 2008 ............               11          6.30            70     -49.19%        0.00%      1.00%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology
    Portfolio
    December 31, 2012 ............              124          0.73            92       5.80%        0.00%      1.00%
    December 31, 2011 ............              127          0.69            89      -8.00%        0.00%      1.00%
    December 31, 2010 ............               67          0.75            51      15.38%        0.00%      1.00%
    December 31, 2009 ............               98          0.65            65      58.54%        0.00%      1.00%
    December 31, 2008 ............               91          0.41            38     -40.58%        0.00%      1.00%
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
    December 31, 2012 ............                4         11.98            51       8.03%        3.70%      1.00%
    December 31, 2011 ............                2         11.09            25       3.94%        9.95%      1.00%
    December 31, 2010 ............                5         10.67            58       2.99%        3.78%      1.00%
    December 31, 2009 ............                3         10.36            34       8.71%        3.33%      1.00%
    December 31, 2008 ............                2          9.53            21     -10.93%        9.83%      1.00%
THE DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index Portfolio
    December 31, 2012 ............                9         15.45           141      14.61%        0.66%      1.00%
    December 31, 2011 ............                4         13.48            54      -0.44%        0.97%      1.00%
    December 31, 2010 ............                7         13.54            97      24.56%        0.35%      1.00%
    December 31, 2009 ............                8         10.87            89      23.80%        0.56%      1.00%
    December 31, 2008 ............                1          8.78             8     -31.62%        0.82%      1.00%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
  FUND, INC.
    December 31, 2012 ............              845          2.36         2,015      10.80%        0.80%      1.00%
    December 31, 2011 ............              825          2.13         1,779      -0.47%        0.89%      1.00%
    December 31, 2010 ............              866          2.14         1,872      13.83%        0.90%      1.00%
    December 31, 2009 ............              961          1.88         1,827      32.39%        0.95%      1.00%
    December 31, 2008 ............            1,046          1.42         1,502     -35.16%        0.76%      1.00%
DREYFUS STOCK INDEX FUND
    December 31, 2012 ............            2,267          2.96         6,829      14.29%        2.04%      1.00%
    December 31, 2011 ............            2,466          2.59         6,487       1.17%        1.81%      1.00%
    December 31, 2010 ............            2,878          2.56         7,500      13.27%        1.82%      1.00%
    December 31, 2009 ............            3,103          2.26         7,134      25.56%        2.08%      1.00%
    December 31, 2008 ............            3,380          1.80         6,224     -37.93%        2.10%      1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
  International Value Portfolio
    December 31, 2012 .............................      68  $      1.42  $       96      11.81%       3.24%    1.00%
    December 31, 2011 .............................      80         1.27         101     -19.11%       2.29%    1.00%
    December 31, 2010 .............................      87         1.57         137       3.29%       2.03%    1.00%
    December 31, 2009 .............................     107         1.52         163      29.91%       3.92%    1.00%
    December 31, 2008 .............................     110         1.17         129     -38.10%       2.55%    1.00%
FEDERATED INSURANCE SERIES:
  High Income Bond Fund II
    December 31, 2012 .............................     172         2.87         493      13.44%       7.97%    1.00%
    December 31, 2011 .............................     161         2.53         406       4.12%       9.80%    1.00%
    December 31, 2010 .............................     225         2.43         546      13.55%       8.89%    1.00%
    December 31, 2009 .............................     242         2.14         521      51.77%       9.23%    1.00%
    December 31, 2008 .............................     188         1.41         269     -26.94%       9.86%    1.00%
  Kaufmann Fund II
    December 31, 2012 .............................      12        10.69         127      15.82%       0.00%    1.00%
    December 31, 2011 .............................      12         9.23         114     -14.30%       0.74%    1.00%
    December 31, 2010 .............................      31        10.77         332      16.56%       0.00%    1.00%
    December 31, 2009 .............................      30         9.24         278      27.80%       0.00%    1.00%
    December 31, 2008 .............................      25         7.23         183     -42.48%       0.00%    1.00%
  Managed Volatility Fund II
    December 31, 2012 .............................     145         2.14         315      12.04%       2.86%    1.00%
    December 31, 2011 .............................     135         1.91         261       3.80%       4.22%    1.00%
    December 31, 2010 .............................     181         1.84         337      10.84%       5.60%    1.00%
    December 31, 2009 .............................     167         1.66         281      27.69%       4.78%    1.00%
    December 31, 2008 .............................     150         1.30         199     -21.69%       5.31%    1.00%
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  All-Asset Aggressive Strategy Fund
    December 31, 2012 .............................      --        11.10           3      11.56%       1.57%    1.00%
    December 31, 2011 .............................      --         9.95           1      -5.24%       1.06%    1.00%
    December 31, 2010 .............................      --        10.50           1      11.23%       0.00%    1.00%
    December 31, 2009 .............................      --         9.44          --      17.12%       0.00%    1.00%
    December 31, 2008 .............................      --         8.06          --     -25.78%       0.00%    1.00%
   All-Asset Conservative Strategy
     Fund
    December 31, 2012 .............................      --        10.85           2       6.58%       1.59%    1.00%
    December 31, 2011 .............................      --        10.18          --      -2.21%       0.15%    1.00%
    December 31, 2010 .............................      --        10.41           2       6.33%       2.63%    1.00%
    December 31, 2009 .............................      --         9.79           1       3.93%       0.00%    1.00%
    December 31, 2008 .............................      --         9.42          --     -11.72%       4.40%    1.00%
  All-Asset Moderate Strategy Fund
    December 31, 2012 .............................       4        10.95          42       8.96%       1.73%    1.00%
    December 31, 2011 .............................       3        10.05          34      -3.83%       0.29%    1.00%
    December 31, 2010 .............................       6        10.45          67       6.85%       2.00%    1.00%
    December 31, 2009 .............................       6         9.78          56      10.63%       0.00%    1.00%
    December 31, 2008 .............................      --         8.84          --     -18.37%       0.00%    1.00%
  CLS AdvisorOne Amerigo Fund
    December 31, 2012 .............................      --        12.96           1      12.60%       0.00%    1.00%
    December 31, 2011 .............................      --        11.51           1      -8.21%       0.00%    1.00%
    December 31, 2010 .............................       1        12.54           7      13.90%       0.12%    1.00%
    December 31, 2009 .............................      --        11.01           5      38.14%       0.12%    1.00%
    December 31, 2008 .............................       4         7.97          34     -43.67%       1.69%    1.00%
  CLS AdvisorOne Clermont Fund
    December 31, 2012 .............................      --        11.91          --       9.67%       0.00%    1.00%
    December 31, 2011 .............................      --        10.86          --      -1.27%       0.00%    1.00%
    December 31, 2010 .............................      --        11.00          --       9.89%       0.00%    1.00%
    December 31, 2009 .............................      --        10.01          --      21.33%       0.00%    1.00%
    December 31, 2008 .............................      --         8.25          --     -30.73%      10.44%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Multi-Hedge Strategies Fund
    December 31, 2012 .............................       1  $      8.92  $        7       1.25%       0.54%    1.00%
    December 31, 2011 .............................       1         8.81           8       2.32%       0.00%    1.00%
    December 31, 2010 .............................       1         8.61           5       5.13%       0.00%    1.00%
    December 31, 2009 .............................       2         8.19          12      -4.21%       1.74%    1.00%
    December 31, 2008 .............................      --         8.55           1     -19.57%       0.58%    1.00%
  Rydex Banking Fund
    December 31, 2012 .............................      --         5.24           2      23.00%       0.16%    1.00%
    December 31, 2011 .............................      --         4.26           2     -23.10%       0.33%    1.00%
    December 31, 2010 .............................       1         5.54           3      11.92%       0.11%    1.00%
    December 31, 2009 .............................       2         4.95          12      -4.44%       0.77%    1.00%
    December 31, 2008 .............................      10         5.18          53     -41.67%       0.08%    1.00%
  Rydex Basic Materials Fund
    December 31, 2012 .............................       9        19.40         181       9.60%       0.00%    1.00%
    December 31, 2011 .............................      13        17.70         229     -17.29%       0.00%    1.00%
    December 31, 2010 .............................      14        21.40         289      25.37%       0.54%    1.00%
    December 31, 2009 .............................      14        17.07         236      53.92%       0.24%    1.00%
    December 31, 2008 .............................      17        11.09         185     -45.93%       0.46%    1.00%
  Rydex Biotechnology Fund
    December 31, 2012 .............................      33        16.62         543      34.57%       0.00%    1.00%
    December 31, 2011 .............................       9        12.35         110       9.49%       0.00%    1.00%
    December 31, 2010 .............................       3        11.28          37       9.62%       0.00%    1.00%
    December 31, 2009 .............................       4        10.29          37      17.20%       0.00%    1.00%
    December 31, 2008 .............................       8         8.78          69     -12.64%       0.00%    1.00%
  Rydex Commodities Strategy Fund
    December 31, 2012 .............................       1         5.47           8      -2.32%       0.00%    1.00%
    December 31, 2011 .............................       1         5.60           5      -7.59%      11.63%    1.00%
    December 31, 2010 .............................       8         6.06          46       6.88%       0.00%    1.00%
    December 31, 2009 .............................       9         5.67          49      10.53%       0.67%    1.00%
    December 31, 2008 .............................       8         5.13          41     -49.56%       3.94%    1.00%
  Rydex Consumer Products Fund
    December 31, 2012 .............................       8        16.61         132       8.00%       1.33%    1.00%
    December 31, 2011 .............................       8        15.38         119      12.59%       1.71%    1.00%
    December 31, 2010 .............................       5        13.66          72      16.16%       1.68%    1.00%
    December 31, 2009 .............................       3        11.76          34      17.95%       1.97%    1.00%
    December 31, 2008 .............................       2         9.97          20     -24.18%       0.17%    1.00%
  Rydex Dow 2X Strategy Fund
    December 31, 2012 .............................       6        11.56          72      15.95%       0.00%    1.00%
    December 31, 2011 .............................      10         9.97          99       8.02%       0.00%    1.00%
    December 31, 2010 .............................       8         9.23          72      23.40%       1.17%    1.00%
    December 31, 2009 .............................       2         7.48          13      35.51%       0.00%    1.00%
    December 31, 2008 .............................      18         5.52          98     -62.11%       2.73%    1.00%
  Rydex Electronics Fund
    December 31, 2012 .............................      --         6.93          --       0.14%       0.00%    1.00%
    December 31, 2011 .............................       2         6.92          12     -17.42%       0.00%    1.00%
    December 31, 2010 .............................       1         8.38          11       8.55%       0.00%    1.00%
    December 31, 2009 .............................      16         7.72         125      70.04%       0.00%    1.00%
    December 31, 2008 .............................      --         4.54          --     -50.60%       0.00%    1.00%
  Energy Fund
    December 31, 2012 .............................      29        19.84         577       1.38%       0.00%    1.00%
    December 31, 2011 .............................      28        19.57         557      -6.77%       0.00%    1.00%
    December 31, 2010 .............................      31        20.99         647      17.86%       0.53%    1.00%
    December 31, 2009 .............................      29        17.81         523      37.11%       0.00%    1.00%
    December 31, 2008 .............................      33        12.99         427     -46.57%       0.00%    1.00%
  Rydex Energy Services Fund
    December 31, 2012 .............................      36        19.95         730      -0.60%       0.00%    1.00%
    December 31, 2011 .............................      50        20.07       1,017     -10.20%       0.00%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Energy Services Fund (continued)
    December 31, 2010 .............................      39  $     22.35  $      896      24.79%       0.00%    1.00%
    December 31, 2009 .............................      49        17.91         897      60.77%       0.00%    1.00%
    December 31, 2008 .............................      44        11.14         504     -58.03%       0.00%    1.00%
  Rydex Europe 1.25X Strategy Fund
    December 31, 2012 .............................       4         9.79          41      20.42%       1.00%    1.00%
    December 31, 2011 .............................       4         8.13          34     -15.93%       0.00%    1.00%
    December 31, 2010 .............................       6         9.67          55     -11.69%       2.33%    1.00%
    December 31, 2009 .............................       5        10.95          60      34.36%       5.17%    1.00%
    December 31, 2008 .............................       5         8.15          36     -55.32%       0.80%    1.00%
  Rydex Financial Services Fund
    December 31, 2012 .............................       1         7.72          11      21.38%       0.26%    1.00%
    December 31, 2011 .............................       1         6.36           4     -15.76%       0.05%    1.00%
    December 31, 2010 .............................       1         7.55           6      13.36%       0.91%    1.00%
    December 31, 2009 .............................       2         6.66          13      18.51%       1.23%    1.00%
    December 31, 2008 .............................       6         5.62          31     -48.63%       2.43%    1.00%
  Rydex Government Long Bond 1.2X
    Strategy Fund
    December 31, 2012 .............................      50         1.75          87       1.74%       0.73%    1.00%
    December 31, 2011 .............................     135         1.72         232      39.84%       1.23%    1.00%
    December 31, 2010 .............................      29         1.23          36       9.82%       2.35%    1.00%
    December 31, 2009 .............................      16         1.12          18     -32.53%       2.05%    1.00%
    December 31, 2008 .............................     235         1.66         389      43.10%       0.00%    1.00%
  Rydex Health Care Fund
    December 31, 2012 .............................       2        14.08          32      15.98%       0.00%    1.00%
    December 31, 2011 .............................       4        12.14          45       3.67%       0.00%    1.00%
    December 31, 2010 .............................       3        11.71          34       5.69%       0.25%    1.00%
    December 31, 2009 .............................       6        11.08          65      23.39%       0.00%    1.00%
    December 31, 2008 .............................       5         8.98          41     -25.60%       0.00%    1.00%
  Rydex Internet Fund
    December 31, 2012 .............................       1        14.35          14      18.11%       0.00%    1.00%
    December 31, 2011 .............................       1        12.15          12     -12.78%       0.00%    1.00%
    December 31, 2010 .............................       2        13.93          23      19.57%       0.00%    1.00%
    December 31, 2009 .............................       4        11.65          48      64.08%       0.00%    1.00%
    December 31, 2008 .............................      --         7.10          --     -45.38%       0.00%    1.00%
  Rydex Inverse Dow 2X Strategy Fund
    December 31, 2012 .............................       1         2.05           1     -22.93%       0.00%    1.00%
    December 31, 2011 .............................       7         2.66          20     -27.91%       0.00%    1.00%
    December 31, 2010 .............................      39         3.69         145     -31.03%       0.00%    1.00%
    December 31, 2009 .............................      15         5.35          83     -45.18%       0.00%    1.00%
    December 31, 2008 .............................      27         9.76         268      59.22%       0.62%    1.00%
  Rydex Inverse Government Long Bond
    Strategy Fund
    December 31, 2012 .............................      10         0.37           4      -7.50%       0.00%    1.00%
    December 31, 2011 .............................      24         0.40          10     -31.03%       0.00%    1.00%
    December 31, 2010 .............................      62         0.58          36     -14.71%       0.00%    1.00%
    December 31, 2009 .............................      40         0.68          27      19.30%       0.00%    1.00%
    December 31, 2008 .............................      13         0.57           8     -31.33%       0.65%    1.00%
  Rydex Inverse Mid-Cap Strategy Fund
    December 31, 2012 .............................      --         3.44          --     -19.25%       0.00%    1.00%
    December 31, 2011 .............................      --         4.26           2      -8.19%       0.00%    1.00%
    December 31, 2010 .............................      --         4.64           2     -26.00%       0.00%    1.00%
    December 31, 2009 .............................       1         6.27           5     -35.96%       0.00%    1.00%
    December 31, 2008 .............................       1         9.79           8      33.02%       0.62%    1.00%
  Rydex Inverse NASDAQ-100(R) Strategy
    Fund
    December 31, 2012 .............................      --         3.62          --     -19.38%       0.00%    1.00%
    December 31, 2011 .............................       1         4.49           3     -10.91%       0.00%    1.00%
    December 31, 2010 .............................      --         5.04           2     -22.10%       0.00%    1.00%
    December 31, 2009 .............................      --         6.47           3     -40.70%       0.36%    1.00%
    December 31, 2008 .............................       1        10.91          13      46.64%       0.55%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Inverse Russell 2000(R) Strategy Fund
    December 31, 2012 .............................      --  $      3.22  $        1     -19.10%       0.00%    1.00%
    December 31, 2011 .............................       2         3.98           7      -8.51%       0.00%    1.00%
    December 31, 2010 .............................       1         4.35           6     -28.34%       0.00%    1.00%
    December 31, 2009 .............................       1         6.07           9     -33.52%       0.00%    1.00%
    December 31, 2008 .............................       5         9.13          44      23.38%       1.98%    1.00%
  Rydex Inverse S&P 500 Strategy Fund
    December 31, 2012 .............................      76         0.39          29     -17.02%       0.00%    1.00%
    December 31, 2011 .............................     116         0.47          55      -9.62%       0.00%    1.00%
    December 31, 2010 .............................     104         0.52          54     -17.46%       0.00%    1.00%
    December 31, 2009 .............................      50         0.63          32     -28.41%       0.00%    1.00%
    December 31, 2008 .............................     128         0.88         113      37.50%       1.05%    1.00%
  Rydex Japan 2X Strategy Fund
    December 31, 2012 .............................       1         8.78           9      18.81%       0.00%    1.00%
    December 31, 2011 .............................       2         7.39          14     -29.62%       0.00%    1.00%
    December 31, 2010 .............................       2        10.50          20      14.63%       0.00%    1.00%
    December 31, 2009 .............................       6         9.16          59      22.46%       0.48%    1.00%
    December 31, 2008 .............................       2         7.48          15     -33.69%       0.63%    1.00%
  Rydex Leisure Fund
    December 31, 2012 .............................       1        13.75          13      20.09%       0.00%    1.00%
    December 31, 2011 .............................       1        11.45          16       1.51%       0.00%    1.00%
    December 31, 2010 .............................       1        11.28          12      29.06%       0.05%    1.00%
    December 31, 2009 .............................      --         8.74           3      35.29%       0.00%    1.00%
    December 31, 2008 .............................       1         6.46           4     -49.61%       0.00%    1.00%
  Rydex Mid Cap 1.5X Strategy Fund
    December 31, 2012 .............................       4         2.36           9      23.56%       0.00%    1.00%
    December 31, 2011 .............................      11         1.91          22      -8.61%       0.00%    1.00%
    December 31, 2010 .............................      50         2.09         105      35.71%       0.00%    1.00%
    December 31, 2009 .............................      75         1.54         115      50.98%       0.08%    1.00%
    December 31, 2008 .............................      23         1.02          23     -55.26%       0.00%    1.00%
  Rydex NASDAQ-100(R) Fund
    December 31, 2012 .............................      12        20.83         243      15.66%       0.00%    1.00%
    December 31, 2011 .............................       7        18.01         124       1.12%       0.00%    1.00%
    December 31, 2010 .............................      10        17.81         176      17.33%       0.00%    1.00%
    December 31, 2009 .............................       8        15.18         117      50.45%       0.00%    1.00%
    December 31, 2008 .............................       8        10.09          77     -42.47%       0.17%    1.00%
  Rydex NASDAQ-100(R) 2X Strategy Fund
    December 31, 2012 .............................      17        15.90         266      32.72%       0.00%    1.00%
    December 31, 2011 .............................      19        11.98         232      -1.64%       0.00%    1.00%
    December 31, 2010 .............................      29        12.18         359      35.48%       0.00%    1.00%
    December 31, 2009 .............................      37         8.99         331     115.59%       0.00%    1.00%
    December 31, 2008 .............................       7         4.17          29     -72.85%       0.19%    1.00%
  Rydex Nova Fund
    December 31, 2012 .............................       1        11.83          12      21.08%       0.00%    1.00%
    December 31, 2011 .............................       1         9.77           6      -2.20%       0.02%    1.00%
    December 31, 2010 .............................       2         9.99          24      18.79%       0.22%    1.00%
    December 31, 2009 .............................       2         8.41          20      34.13%       1.01%    1.00%
    December 31, 2008 .............................       2         6.27          15     -54.92%       0.26%    1.00%
  Rydex Precious Metals Fund
    December 31, 2012 .............................      40        17.13         694      -5.10%       0.00%    1.00%
    December 31, 2011 .............................      38        18.05         687     -24.89%       0.07%    1.00%
    December 31, 2010 .............................      21        24.03         508      36.69%       0.00%    1.00%
    December 31, 2009 .............................      25        17.58         443      47.73%       0.00%    1.00%
    December 31, 2008 .............................      53        11.90         633     -39.16%       0.00%    1.00%
  Rydex Real Estate Fund
    December 31, 2012 .............................       4        15.49          65      17.17%       1.29%    1.00%
    December 31, 2011 .............................       5        13.22          71       1.23%       2.78%    1.00%
    December 31, 2010 .............................       9        13.06         113      23.67%       2.15%    1.00%
    December 31, 2009 .............................      16        10.56         165      23.94%       2.70%    1.00%
    December 31, 2008 .............................       3         8.52          29     -42.20%       0.46%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Retailing Fund
    December 31, 2012 .............................       1  $     14.90  $       22      15.59%       0.00%    1.00%
    December 31, 2011 .............................       2        12.89          22       4.20%       0.00%    1.00%
    December 31, 2010 .............................       1        12.37          15      23.95%       0.00%    1.00%
    December 31, 2009 .............................       1         9.98           9      42.78%       0.00%    1.00%
    December 31, 2008 .............................      --         6.99          --     -33.62%       0.00%    1.00%
  Rydex Russell 2000(R) 1.5X Strategy Fund
    December 31, 2012 .............................      40         2.04          81      21.43%       0.00%    1.00%
    December 31, 2011 .............................      86         1.68         144     -13.40%       0.00%    1.00%
    December 31, 2010 .............................      39         1.94          76      36.62%       0.00%    1.00%
    December 31, 2009 .............................      34         1.42          49      31.48%       0.00%    1.00%
    December 31, 2008 .............................      60         1.08          65     -51.57%       0.11%    1.00%
  Rydex Russell 2000(R) 2X Strategy Fund
    December 31, 2012 .............................      19         6.06         117      27.85%       0.00%    1.00%
    December 31, 2011 .............................      77         4.74         364     -20.20%       0.00%    1.00%
    December 31, 2010 .............................     123         5.94         728      47.03%       0.00%    1.00%
    December 31, 2009 .............................      45         4.04         184      34.22%       0.01%    1.00%
    December 31, 2008 .............................      22         3.01          68     -66.48%       1.99%    1.00%
  Rydex S&P 500 2X Strategy Fund
    December 31, 2012 .............................       6        10.06          65      28.15%       0.00%    1.00%
    December 31, 2011 .............................       3         7.85          23      -4.96%       0.00%    1.00%
    December 31, 2010 .............................       1         8.26           7      24.21%       0.00%    1.00%
    December 31, 2009 .............................      26         6.65         174      44.88%       1.21%    1.00%
    December 31, 2008 .............................      12         4.59          54     -68.28%       0.00%    1.00%
  Rydex S&P 500 Pure Growth Fund
    December 31, 2012 .............................       9        13.55         122      12.17%       0.00%    1.00%
    December 31, 2011 .............................       8        12.08         102      -2.11%       0.00%    1.00%
    December 31, 2010 .............................      18        12.34         221      23.77%       0.00%    1.00%
    December 31, 2009 .............................      13         9.97         129      45.76%       0.00%    1.00%
    December 31, 2008 .............................       1         6.84           7     -40.42%       0.00%    1.00%
  Rydex S&P 500 Pure Value Fund
    December 31, 2012 .............................       3        13.25          41      21.00%       0.39%    1.00%
    December 31, 2011 .............................       4        10.95          49      -4.12%       0.01%    1.00%
    December 31, 2010 .............................      19        11.42         214      19.08%       1.03%    1.00%
    December 31, 2009 .............................      15         9.59         142      49.84%       2.73%    1.00%
    December 31, 2008 .............................       5         6.40          30     -49.17%       0.84%    1.00%
  Rydex S&P MidCap 400 Pure Growth Fund
    December 31, 2012 .............................       2        19.52          38      14.89%       0.00%    1.00%
    December 31, 2011 .............................       7        16.99         122      -1.62%       0.00%    1.00%
    December 31, 2010 .............................      14        17.27         234      31.23%       0.00%    1.00%
    December 31, 2009 .............................       6        13.16          83      55.37%       0.00%    1.00%
    December 31, 2008 .............................       3         8.47          23     -36.79%       0.00%    1.00%
  Rydex S&P MidCap 400 Pure Value Fund
    December 31, 2012 .............................       2        14.42          25      15.82%       0.00%    1.00%
    December 31, 2011 .............................       4        12.45          45      -8.12%       0.00%    1.00%
    December 31, 2010 .............................       7        13.55          90      18.96%       0.95%    1.00%
    December 31, 2009 .............................      10        11.39         118      53.71%       1.20%    1.00%
    December 31, 2008 .............................      --         7.41           1     -44.20%       0.00%    1.00%
  Rydex S&P SmallCap 600 Pure Growth Fund
    December 31, 2012 .............................       2        15.39          30       9.46%       0.00%    1.00%
    December 31, 2011 .............................       2        14.06          27       2.48%       0.00%    1.00%
    December 31, 2010 .............................       2        13.72          25      24.16%       0.00%    1.00%
    December 31, 2009 .............................       3        11.05          38      32.65%       0.00%    1.00%
    December 31, 2008 .............................       3         8.33          25     -34.97%       0.00%    1.00%
  Rydex S&P SmallCap 600 Pure Value Fund
    December 31, 2012 .............................       3        13.08          33      19.23%       0.00%    1.00%
    December 31, 2011 .............................       9        10.97          96     -10.38%       0.00%    1.00%
    December 31, 2010 .............................      32        12.24         390      23.89%       0.00%    1.00%
    December 31, 2009 .............................       8         9.88          83      60.65%       0.60%    1.00%
    December 31, 2008 .............................      11         6.15          70     -44.09%       0.71%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
  Rydex Strengthening Dollar 2X Strategy Fund
    December 31, 2012 .............................      --  $      5.85  $        3      -7.29%       0.00%    1.00%
    December 31, 2011 .............................      --         6.31           2      -5.26%       0.00%    1.00%
    December 31, 2010 .............................       6         6.66          38      -5.40%       0.00%    1.00%
    December 31, 2009 .............................      --         7.04           1     -16.69%       0.00%    1.00%
    December 31, 2008 .............................       1         8.45          12       4.45%       0.00%    1.00%
  Rydex Technology Fund
    December 31, 2012 .............................       1        11.29           9      10.79%       0.00%    1.00%
    December 31, 2011 .............................       1        10.19           5     -10.06%       0.00%    1.00%
    December 31, 2010 .............................       5        11.33          58      10.86%       0.00%    1.00%
    December 31, 2009 .............................      13        10.22         129      54.15%       0.00%    1.00%
    December 31, 2008 .............................      --         6.63           1     -45.97%       0.00%    1.00%
  Rydex Telecommunications Fund
    December 31, 2012 .............................      --         9.57          --       3.80%       0.00%    1.00%
    December 31, 2011 .............................      --         9.22          --     -15.26%       0.00%    1.00%
    December 31, 2010 .............................       1        10.88           7      13.45%       0.35%    1.00%
    December 31, 2009 .............................       5         9.59          47      27.36%       6.22%    1.00%
    December 31, 2008 .............................       7         7.53          50     -45.91%       0.00%    1.00%
  Rydex Transportation Fund
    December 31, 2012 .............................      --        14.07           1      16.47%       0.00%    1.00%
    December 31, 2011 .............................       1        12.08          10     -12.02%       0.00%    1.00%
    December 31, 2010 .............................       2        13.73          24      22.92%       0.00%    1.00%
    December 31, 2009 .............................       4        11.17          44      16.23%       1.48%    1.00%
    December 31, 2008 .............................       1         9.61           5     -26.02%       0.00%    1.00%
  Rydex U.S. Government Money Market Fund
    December 31, 2012 .............................     141         1.01         142      -0.98%       0.00%    1.00%
    December 31, 2011 .............................     447         1.02         457      -0.97%       0.00%    1.00%
    December 31, 2010 .............................      37         1.03          38      -0.96%       0.01%    1.00%
    December 31, 2009 .............................     307         1.04         320      -0.95%       0.06%    1.00%
    December 31, 2008 .............................     265         1.05         279       0.00%       1.07%    1.00%
  Rydex Utilities Fund
    December 31, 2012 .............................      11        16.22         173       0.06%       2.59%    1.00%
    December 31, 2011 .............................      15        16.21         243      15.13%       2.32%    1.00%
    December 31, 2010 .............................      12        14.08         170       5.86%       3.19%    1.00%
    December 31, 2009 .............................      13        13.30         178      12.62%       7.29%    1.00%
    December 31, 2008 .............................       6        11.81          69     -30.24%       0.73%    1.00%
  Rydex Weakening Dollar 2X Strategy Fund
    December 31, 2012 .............................      --        10.65          --      -0.28%       0.00%    1.00%
    December 31, 2011 .............................      --        10.68           3      -4.56%       0.00%    1.00%
    December 31, 2010 .............................       3        11.19          37      -6.59%       0.00%    1.00%
    December 31, 2009 .............................      --        11.98           4       5.55%       0.03%    1.00%
    December 31, 2008 .............................      --        11.35           3     -13.09%       0.00%    1.00%
  U.S. Long Short Momentum Fund
    December 31, 2012 .............................       8         1.61          13       3.21%       0.00%    1.00%
    December 31, 2011 .............................       7         1.56          11      -7.69%       0.00%    1.00%
    December 31, 2010 .............................      39         1.69          65      10.46%       0.00%    1.00%
    December 31, 2009 .............................      38         1.53          58      25.41%       0.08%    1.00%
    December 31, 2008 .............................      72         1.22          87     -41.06%       0.00%    1.00%
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity Fund
    December 31, 2012 .............................       6        12.39          78      12.74%       0.98%    1.00%
    December 31, 2011 .............................       6        10.99          70      -1.08%       1.00%    1.00%
    December 31, 2010 .............................       5        11.11          61       8.50%       0.90%    1.00%
    December 31, 2009 .............................       7        10.24          68      27.05%       2.06%    1.00%
    December 31, 2008 .............................       5         8.06          42     -30.87%       1.88%    1.00%
  Diversified Dividend Fund
    December 31, 2012 .............................      --        10.77           2      17.58%       0.16%    1.00%
    December 31, 2011 .............................       5         9.16          50      -8.31%       0.00%    1.00%
    Inception April 29, 2011 ......................      --         9.99          --        N/A         N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:(continued)
  Global Health Care Fund
    December 31, 2012 .............................      65  $      1.46  $       96      19.67%       0.00%    1.00%
    December 31, 2011 .............................      53         1.22          65       2.52%       0.00%    1.00%
    December 31, 2010 .............................      47         1.19          55       4.39%       0.00%    1.00%
    December 31, 2009 .............................      42         1.14          48      26.67%       0.29%    1.00%
    December 31, 2008 .............................      68         0.90          62     -29.69%       0.00%    1.00%
  Global Real Estate Fund
    December 31, 2012 .............................     345         2.89         996      26.75%       0.60%    1.00%
    December 31, 2011 .............................     298         2.28         679      -7.32%       3.84%    1.00%
    December 31, 2010 .............................     320         2.46         787      16.59%       4.92%    1.00%
    December 31, 2009 .............................     340         2.11         719      30.25%       0.00%    1.00%
    December 31, 2008 .............................     333         1.62         541     -45.27%       5.17%    1.00%
  High Yield Fund
    December 31, 2012 .............................      11        17.51         277      16.04%       4.61%    1.00%
    December 31, 2011 .............................       3        15.09         109      -0.07%       7.07%    1.00%
    December 31, 2010 .............................       2        15.10          98      12.43%      11.46%    1.00%
    December 31, 2009 .............................       2        13.43          94      51.24%       8.00%    1.00%
    December 31, 2008 .............................       3         8.88          68     -26.43%       9.79%    1.00%
  Mid Cap Core Equity Fund
    December 31, 2012 .............................      20         1.83          37       9.58%       0.00%    1.00%
    December 31, 2011 .............................      24         1.67          39      -7.73%       0.08%    1.00%
    December 31, 2010 .............................      26         1.81          46      13.13%       0.27%    1.00%
    December 31, 2009 .............................      43         1.60          69      28.00%       1.09%    1.00%
    December 31, 2008 .............................      36         1.25          45     -29.38%       1.70%    1.00%
  Money Market Fund
    December 31, 2012 .............................     330         9.93       3,309      -0.70%       0.02%    1.00%
    Inception April 29, 2012 ......................      --        10.00          --        N/A         N/A      N/A
  Technology Fund
    December 31, 2012 .............................      18         0.71          13       9.23%       0.00%    1.00%
    December 31, 2011 .............................      15         0.65          10      -5.80%       0.05%    1.00%
    December 31, 2010 .............................      52         0.69          36      21.05%       0.00%    1.00%
    December 31, 2009 .............................      47         0.57          27      54.05%       0.00%    1.00%
    December 31, 2008 .............................      61         0.37          22     -44.78%       0.00%    1.00%
  Van Kampen Value Opportunities Fund
    December 31, 2012 .............................      33         1.37          45      17.09%       1.36%    1.00%
    December 31, 2011 .............................      38         1.17          45      -4.88%       0.44%    1.00%
    December 31, 2010 .............................      74         1.23          91       6.03%       0.34%    1.00%
    December 31, 2009 .............................      95         1.16         110      46.84%       1.29%    1.00%
    December 31, 2008 .............................      91         0.79          72     -52.41%       0.54%    1.00%
JANUS ASPEN SERIES
  Balanced Portfolio
    December 31, 2012 .............................      37        13.14         480      12.50%       2.69%    1.00%
    December 31, 2011 .............................      40        11.68         467       0.60%       2.50%    1.00%
    December 31, 2010 .............................      38        11.61         443       7.30%       2.94%    1.00%
    December 31, 2009 .............................      27        10.82         297      24.65%       3.38%    1.00%
    December 31, 2008 .............................      17         8.68         148     -16.70%       2.65%    1.00%
  Enterprise Portfolio
    December 31, 2012 .............................   1,305         3.53       4,616      16.12%       0.00%    1.00%
    December 31, 2011 .............................   1,465         3.04       4,463      -2.56%       0.00%    1.00%
    December 31, 2010 .............................   1,593         3.12       4,973      24.80%       0.07%    1.00%
    December 31, 2009 .............................   1,849         2.50       4,631      43.68%       0.00%    1.00%
    December 31, 2008 .............................   1,992         1.74       3,480     -44.41%       0.25%    1.00%
  Forty Portfolio
    December 31, 2012 .............................      13        12.22         165      22.94%       0.92%    1.00%
    December 31, 2011 .............................       5         9.94          48      -7.62%       0.35%    1.00%
    December 31, 2010 .............................       8        10.76          84       5.70%       0.16%    1.00%
    December 31, 2009 .............................      43        10.18         439      44.81%       0.04%    1.00%
    December 31, 2008 .............................      43         7.03         304     -44.69%       0.17%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES    (000s)     RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
  Janus Portfolio
    December 31, 2012 .............................   1,454  $      2.58  $    3,808      17.27%       0.56%    1.00%
    December 31, 2011 .............................   1,542         2.20       3,437      -5.98%       0.59%    1.00%
    December 31, 2010 .............................   1,623         2.34       3,859      13.04%       1.08%    1.00%
    December 31, 2009 .............................   1,828         2.07       3,830      35.29%       0.55%    1.00%
    December 31, 2008 .............................   2,015         1.53       3,125     -40.23%       0.75%    1.00%
  Overseas Portfolio
    December 31, 2012 .............................     390         3.26       1,271      12.41%       0.71%    1.00%
    December 31, 2011 .............................     405         2.90       1,174     -32.87%       0.44%    1.00%
    December 31, 2010 .............................     502         4.32       2,168      24.14%       0.71%    1.00%
    December 31, 2009 .............................     452         3.48       1,575      77.55%       0.58%    1.00%
    December 31, 2008 .............................     516         1.96       1,011     -52.54%       1.21%    1.00%
  Perkins Mid Cap Value Portfolio
    December 31, 2012 .............................       5        11.42          57      10.02%       1.00%    1.00%
    December 31, 2011 .............................       6        10.38          58      -3.53%       0.78%    1.00%
    December 31, 2010 .............................       5        10.76          56      14.47%       0.79%    1.00%
    December 31, 2009 .............................       3         9.40          31      32.39%       0.68%    1.00%
    December 31, 2008 .............................       2         7.10          14     -28.50%       1.32%    1.00%
  Worldwide Portfolio
    December 31, 2012 .............................   1,948         2.72       5,336      18.78%       0.87%    1.00%
    December 31, 2011 .............................   2,114         2.29       4,869     -14.55%       0.57%    1.00%
    December 31, 2010 .............................   2,354         2.68       6,348      15.02%       0.61%    1.00%
    December 31, 2009 .............................   2,612         2.33       6,148      36.26%       1.42%    1.00%
    December 31, 2008 .............................   2,873         1.71       4,964     -45.19%       1.19%    1.00%
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
    December 31, 2012 .............................      42        30.54       1,278      20.81%       1.50%    1.00%
    December 31, 2011 .............................      48        25.28       1,219     -18.82%       1.80%    1.00%
    December 31, 2010 .............................      59        31.14       1,840      21.50%       1.27%    1.00%
    December 31, 2009 .............................      58        25.63       1,492      68.18%       2.79%    1.00%
    December 31, 2008 .............................      61        15.24         936     -49.25%       2.29%    1.00%
  International Equity Portfolio
    December 31, 2012 .............................       4        14.39          58      19.92%       1.60%    1.00%
    December 31, 2011 .............................       7        12.00          84      -8.26%       1.96%    1.00%
    December 31, 2010 .............................       7        13.08          95       5.74%       1.37%    1.00%
    December 31, 2009 .............................       7        12.37          89      20.21%       2.59%    1.00%
    December 31, 2008 .............................       8        10.29          82     -37.64%       1.31%    1.00%
  US Small-Mid Cap Equity Portfolio
    December 31, 2012 .............................     191         1.97         377       9.44%       0.00%    1.00%
    December 31, 2011 .............................     203         1.80         366     -10.00%       0.00%    1.00%
    December 31, 2010 .............................     197         2.00         395      21.95%       0.28%    1.00%
    December 31, 2009 .............................     258         1.64         421      51.85%       0.00%    1.00%
    December 31, 2008 .............................     184         1.08         199     -37.21%       0.00%    1.00%
  US Strategic Equity Portfolio
    December 31, 2012 .............................      22         1.38          31      12.20%       1.06%    1.00%
    December 31, 2011 .............................      26         1.23          32       1.65%       1.03%    1.00%
    December 31, 2010 .............................      26         1.21          32      11.01%       0.45%    1.00%
    December 31, 2009 .............................      71         1.09          77      25.29%       0.96%    1.00%
    December 31, 2008 .............................      66         0.87          57     -35.56%       0.83%    1.00%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth Portfolio
    December 31, 2012 .............................       3        11.12          28      17.55%       0.46%    1.00%
    December 31, 2011 .............................       2         9.46          21       1.50%       0.17%    1.00%
    December 31, 2010 .............................       3         9.32          24      23.77%       0.15%    1.00%
    December 31, 2009 .............................       2         7.53          14      33.27%       0.00%    1.00%
    December 31, 2008 .............................       1         5.65           6     -41.02%       0.00%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST: (continued)
  ClearBridge Equity Income Builder Portfolio
    December 31, 2012 .............................       1  $     10.55  $       14      13.08%       3.10%    1.00%
    December 31, 2011 .............................       1         9.33          12       6.87%       7.14%    1.00%
    December 31, 2010 .............................      --         8.73           2      11.07%       4.05%    1.00%
    December 31, 2009 .............................      --         7.86           2      21.67%       2.48%    1.00%
    December 31, 2008 .............................       1         6.46           7     -35.66%       1.04%    1.00%
  ClearBridge Fundamental All Cap Value Portfolio
    December 31, 2012 .............................       1         9.35           9      13.89%       1.91%    1.00%
    December 31, 2011 .............................       1         8.21           6      -7.13%       1.06%    1.00%
    December 31, 2010 .............................       1         8.84           7      15.40%       1.80%    1.00%
    December 31, 2009 .............................       1         7.66           6      28.09%       1.70%    1.00%
    December 31, 2008 .............................      --         5.98           2     -37.18%       1.70%    1.00%
  ClearBridge Large Cap Growth Portfolio
    December 31, 2012 .............................       1        11.09           9      19.12%       1.12%    1.00%
    December 31, 2011 .............................      --         9.31           5      -1.69%       0.33%    1.00%
    December 31, 2010 .............................      --         9.47           4       8.73%       0.13%    1.00%
    December 31, 2009 .............................      --         8.71           4      40.94%       0.31%    1.00%
    December 31, 2008 .............................      --         6.18           2     -37.89%       0.24%    1.00%
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond Portfolio
    December 31, 2012 .............................       3        16.23          43      17.10%       9.12%    1.00%
    December 31, 2011 .............................       1        13.86          13       0.73%       3.11%    1.00%
    December 31, 2010 .............................       5        13.76          64      13.81%       6.75%    1.00%
    December 31, 2009 .............................       2        12.09          29      54.01%       9.90%    1.00%
    December 31, 2008 .............................      --         7.85          --     -31.56%       0.00%    1.00%
  Western Asset Strategic Bond Portfolio
    December 31, 2012 .............................       4        14.04          63       6.69%       2.23%    1.00%
    December 31, 2011 .............................       8        13.16         109       5.87%       4.51%    1.00%
    December 31, 2010 .............................       7        12.43          94      10.69%       1.89%    1.00%
    December 31, 2009 .............................       5        11.23          56      20.62%       4.52%    1.00%
    December 31, 2008 .............................       3         9.31          27     -17.90%       6.64%    1.00%
LORD ABBETT SERIES FUND, INC.:
  Capital Structure Portfolio
    December 31, 2012 .............................      42         1.88          79      11.24%       2.75%    1.00%
    December 31, 2011 .............................      49         1.69          83      -1.17%       2.53%    1.00%
    December 31, 2010 .............................      63         1.71         107      14.00%       3.42%    1.00%
    December 31, 2009 .............................      49         1.50          73      21.95%       2.69%    1.00%
    December 31, 2008 .............................      68         1.23          83     -26.79%       2.87%    1.00%
  Growth and Income Portfolio
    December 31, 2012 .............................     414         1.56         647      10.64%       1.02%    1.00%
    December 31, 2011 .............................     443         1.41         624      -6.62%       0.69%    1.00%
    December 31, 2010 .............................     503         1.51         762      16.15%       0.57%    1.00%
    December 31, 2009 .............................     504         1.30         657      17.12%       1.06%    1.00%
    December 31, 2008 .............................     533         1.11         590     -36.93%       1.43%    1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Portfolio
    December 31, 2012 .............................     129         1.84         256      15.72%       0.42%    1.00%
    December 31, 2011 .............................     149         1.59         261     -12.15%       0.00%    1.00%
    December 31, 2010 .............................     144         1.81         296      14.56%       0.62%    1.00%
    December 31, 2009 .............................     169         1.58         304      53.40%       3.46%    1.00%
    December 31, 2008 .............................     196         1.03         229     -52.75%       0.50%    1.00%
  Mid-Cap Growth Portfolio
    December 31, 2012 .............................      10         1.41          14      11.02%       0.00%    1.00%
    December 31, 2011 .............................      13         1.27          17      -0.78%       0.00%    1.00%
    December 31, 2010 .............................      25         1.28          32      28.00%       0.00%    1.00%
    December 31, 2009 .............................      62         1.00          62      29.87%       0.00%    1.00%
    December 31, 2008 .............................      58         0.77          44     -43.80%       0.00%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT
  TRUST: (continued)
  Mid Cap Intrinsic Value Portfolio
    December 31, 2012 .............................      17  $      2.03  $       35      14.04%       0.71%    1.00%
    December 31, 2011 .............................      22         1.78          40      -7.29%       0.57%    1.00%
    December 31, 2010 .............................      38         1.92          74      24.68%       0.70%    1.00%
    December 31, 2009 .............................      49         1.54          76      45.28%       1.46%    1.00%
    December 31, 2008 .............................      92         1.06          98     -46.46%       1.23%    1.00%
  Short Duration Bond Portfolio
    December 31, 2012 .............................     111         1.45         160       3.57%       2.84%    1.00%
    December 31, 2011 .............................     150         1.40         209      -0.71%       4.20%    1.00%
    December 31, 2010 .............................     126         1.41         178       4.44%       5.92%    1.00%
    December 31, 2009 .............................      94         1.35         126      12.50%       8.34%    1.00%
    December 31, 2008 .............................      43         1.20          52     -14.29%       3.19%    1.00%
  Small Cap Growth Portfolio
    December 31, 2012 .............................      26         1.34          35       8.06%       0.00%    1.00%
    December 31, 2011 .............................      23         1.24          29      -2.36%       0.00%    1.00%
    December 31, 2010 .............................      57         1.27          72      18.69%       0.00%    1.00%
    December 31, 2009 .............................       8         1.07           9      21.59%       0.00%    1.00%
    December 31, 2008 .............................       7         0.88           6     -40.14%       0.00%    1.00%
  Socially Responsive Portfolio
    December 31, 2012 .............................       1        14.37           8       9.86%       0.23%    1.00%
    December 31, 2011 .............................      --        13.08           6      -4.04%       0.23%    1.00%
    December 31, 2010 .............................       1        13.63          12      21.59%       0.04%    1.00%
    December 31, 2009 .............................       1        11.21           9      30.05%       2.84%    1.00%
    December 31, 2008 .............................      --         8.62           4     -40.01%       2.30%    1.00%
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced Portfolio
    December 31, 2012 .............................     526        11.45       6,189       9.46%       1.20%    1.00%
    December 31, 2011 .............................     625        10.46       6,692       5.02%       1.27%    1.00%
    December 31, 2010 .............................     704         9.96       7,176      10.54%       1.39%    1.00%
    December 31, 2009 .............................     794         9.01       7,312      20.78%       1.76%    1.00%
    December 31, 2008 .............................     933         7.46       7,104     -23.96%       2.07%    1.00%
  JNF Equity Portfolio - Qualified
    December 31, 2012 .............................   5,865         9.96      59,245      15.81%       0.47%    0.79%
    December 31, 2011 .............................   6,578         8.60      57,676       0.23%       0.76%    0.79%
    December 31, 2010 .............................   7,375         8.58      64,525      24.89%       0.77%    0.79%
    December 31, 2009 .............................   8,149         6.87      57,089      34.18%       1.00%    0.79%
    December 31, 2008 .............................   8,830         5.12      46,192     -43.05%       0.15%    0.79%
  JNF Equity Portfolio - Non Qualified
    December 31, 2012 .............................     146         9.96       1,452      15.81%       0.47%    0.79%
    December 31, 2011 .............................     203         8.60       1,742       0.23%       0.76%    0.79%
    December 31, 2010 .............................     207         8.58       1,771      24.89%       0.77%    0.79%
    December 31, 2009 .............................     225         6.87       1,541      34.18%       1.00%    0.79%
    December 31, 2008 .............................     246         5.12       1,261     -43.05%       0.15%    0.79%
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
    December 31, 2012 .............................      19        14.40         278      13.83%       6.44%    1.00%
    December 31, 2011 .............................      13        12.65         164       0.88%       7.40%    1.00%
    December 31, 2010 .............................      11        12.54         133      11.96%       7.69%    1.00%
    December 31, 2009 .............................       8        11.20          86      20.43%       7.55%    1.00%
    December 31, 2008 .............................      18         9.30         164     -16.67%      13.15%    1.00%
  CommodityRealReturn Strategy Portfolio
    December 31, 2012 .............................       2        10.69          17       4.39%       2.77%    1.00%
    December 31, 2011 .............................       2        10.24          17      -8.49%       2.75%    1.00%
    December 31, 2010 .............................       6        11.19          67      23.24%      14.32%    1.00%
    December 31, 2009 .............................       4         9.08          35      40.12%       5.80%    1.00%
    December 31, 2008 .............................       7         6.48          45     -44.33%       3.88%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                            TOTAL
                                                                          NET ASSETS             INVESTMENT
                                                     UNITS                ----------    TOTAL      INCOME    EXPENSE
FUND DESCRIPTION                                     (000s)  UNIT VALUES   (000s)      RETURN      RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Emerging Markets Bond Portfolio
    December 31, 2012 .............................       5  $     16.80  $       89      16.67%       4.93%    1.00%
    December 31, 2011 .............................       6        14.40          84       5.26%       5.32%    1.00%
    December 31, 2010 .............................       5        13.68          66      11.04%       4.77%    1.00%
    December 31, 2009 .............................       3        12.32          36      29.28%       5.62%    1.00%
    December 31, 2008 .............................       1         9.53           7     -15.44%       6.59%    1.00%
  Foreign Bond US Dollar-Hedged Portfolio
    December 31, 2012 .............................       2        14.50          23       9.68%       2.16%    1.00%
    December 31, 2011 .............................      --        13.22           6       5.76%       2.13%    1.00%
    December 31, 2010 .............................       1        12.50           6       7.39%       1.77%    1.00%
    December 31, 2009 .............................      --        11.64           4      14.45%       3.00%    1.00%
    December 31, 2008 .............................      --        10.17           1      -3.42%       3.53%    1.00%
  Global Bond Unhedged Portfolio
    December 31, 2012 .............................       6        15.66          90       5.88%       1.53%    1.00%
    December 31, 2011 .............................       3        14.79          44       6.48%       2.42%    1.00%
    December 31, 2010 .............................       3        13.89          48      10.50%       2.76%    1.00%
    December 31, 2009 .............................       2        12.57          27      15.75%       3.14%    1.00%
    December 31, 2008 .............................       6        10.86          63      -1.90%       3.20%    1.00%
  High Yield Portfolio
    December 31, 2012 .............................       3        14.93          47      13.19%       5.79%    1.00%
    December 31, 2011 .............................       2        13.19          32       2.33%       6.96%    1.00%
    December 31, 2010 .............................       4        12.89          55      13.27%       7.25%    1.00%
    December 31, 2009 .............................       3        11.38          33      38.95%       8.55%    1.00%
    December 31, 2008 .............................       3         8.19          27     -24.31%       8.53%    1.00%
  Long Term US Government Portfolio
    December 31, 2012 .............................       6        17.14         110       3.38%       2.15%    1.00%
    December 31, 2011 .............................      15        16.58         243      26.56%       2.65%    1.00%
    December 31, 2010 .............................      11        13.10         139      10.46%       3.57%    1.00%
    December 31, 2009 .............................       4        11.86          47      -5.27%       3.73%    1.00%
    December 31, 2008 .............................      24        12.52         297      16.14%       3.73%    1.00%
  Low Duration Portfolio
    December 31, 2012 .............................       6        12.90          78       4.79%       1.90%    1.00%
    December 31, 2011 .............................       6        12.31          73       0.08%       1.69%    1.00%
    December 31, 2010 .............................      11        12.30         130       4.24%       1.65%    1.00%
    December 31, 2009 .............................       5        11.80          61      12.17%       3.17%    1.00%
    December 31, 2008 .............................      --        10.52           3      -1.41%       4.72%    1.00%
  Real Return Portfolio
    December 31, 2012 .............................     672         1.72       1,158       7.50%       1.08%    1.00%
    December 31, 2011 .............................     675         1.60       1,081      10.34%       2.00%    1.00%
    December 31, 2010 .............................     512         1.45         741       7.41%       1.42%    1.00%
    December 31, 2009 .............................     456         1.35         617      16.38%       3.11%    1.00%
    December 31, 2008 .............................     310         1.16         358      -7.94%       3.50%    1.00%
  Short-Term Portfolio
    December 31, 2012 .............................       4        11.73          48       1.73%       0.89%    1.00%
    December 31, 2011 .............................       5        11.53          61      -0.52%       0.92%    1.00%
    December 31, 2010 .............................       8        11.59          91       1.13%       0.85%    1.00%
    December 31, 2009 .............................       7        11.46          80       6.70%       1.92%    1.00%
    December 31, 2008 .............................       3        10.74          33      -1.29%       3.73%    1.00%
  Total Return Portfolio
    December 31, 2012 .............................     802         1.65       1,323       8.55%       2.56%    1.00%
    December 31, 2011 .............................     497         1.52         755       2.70%       2.62%    1.00%
    December 31, 2010 .............................     625         1.48         926       7.25%       2.42%    1.00%
    December 31, 2009 .............................     566         1.38         784      12.20%       5.05%    1.00%
    December 31, 2008 .............................     313         1.23         384       4.24%       4.48%    1.00%
PIONEER VARIABLE CONTRACTS TRUST:
  Emerging Markets Portfolio
    December 31, 2012 .............................      12        10.70         128      10.54%       0.22%    1.00%
    December 31, 2011 .............................      23         9.68         220     -24.38%       0.00%    1.00%
    December 31, 2010 .............................      26        12.80         335      14.49%       0.29%    1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 TOTAL
                                                                               NET ASSETS                   INVESTMENT
                                                          UNITS               ------------       TOTAL        INCOME       EXPENSE
FUND DESCRIPTION                                         (000s)  UNIT VALUES     (000s)         RETURN        RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:(continued)
  Emerging Markets Portfolio (continued)
    December 31, 2009 ..........................             33  $     11.18  $        368         72.27%         0.81%        1.00%
    December 31, 2008 ..........................             33         6.49           211        -58.74%         0.09%        1.00%
  Equity Income Portfolio
    December 31, 2012 ..........................            250         1.40           349          9.38%         3.82%        1.00%
    December 31, 2011 ..........................            235         1.28           302          4.92%         2.04%        1.00%
    December 31, 2010 ..........................            231         1.22           283         17.31%         2.06%        1.00%
    December 31, 2009 ..........................            256         1.04           265         13.04%         3.08%        1.00%
    December 31, 2008 ..........................            273         0.92           251        -31.34%         2.62%        1.00%
  Fund Portfolio
    December 31, 2012 ..........................            129         1.12           145          8.74%         1.30%        1.00%
    December 31, 2011 ..........................            115         1.03           119         -5.50%         1.11%        1.00%
    December 31, 2010 ..........................            176         1.09           192         14.74%         1.18%        1.00%
    December 31, 2009 ..........................            132         0.95           126         23.38%         1.77%        1.00%
    December 31, 2008 ..........................            103         0.77            79        -34.75%         1.69%        1.00%
  Fundamental Value Portfolio
    December 31, 2012 ..........................             --         9.41             1          9.42%         1.01%        1.00%
    December 31, 2011 ..........................             --         8.60            --         -4.55%         0.70%        1.00%
    December 31, 2010 ..........................             --         9.01            --          8.16%         0.38%        1.00%
    December 31, 2009 ..........................             --         8.33            --         14.58%         0.88%        1.00%
    December 31, 2008 ..........................             --         7.27            --        -33.24%         0.00%        1.00%
  High Yield Portfolio
    December 31, 2012 ..........................              8        15.33           128         14.57%         5.23%        1.00%
    December 31, 2011 ..........................             16        13.38           210         -3.04%         5.04%        1.00%
    December 31, 2010 ..........................              7        13.80            93         16.46%         5.32%        1.00%
    December 31, 2009 ..........................              6        11.85            75         58.42%         8.12%        1.00%
    December 31, 2008 ..........................              9         7.48            68        -36.23%         8.33%        1.00%
  Mid Cap Value Portfolio
    December 31, 2012 ..........................              1        12.31            18          9.71%         1.04%        1.00%
    December 31, 2011 ..........................              3        11.22            34         -6.73%         0.64%        1.00%
    December 31, 2010 ..........................              3        12.03            34         16.68%         0.88%        1.00%
    December 31, 2009 ..........................              3        10.31            27         24.07%         1.57%        1.00%
    December 31, 2008 ..........................              1         8.31            11        -34.41%         0.91%        1.00%
  Strategic Income Portfolio
    December 31, 2012 ..........................              2        14.50            27         10.10%         4.74%        1.00%
    December 31, 2011 ..........................              1        13.17            14          0.53%         4.88%        1.00%
    December 31, 2010 ..........................             --        13.10             6         10.27%         5.50%        1.00%
    December 31, 2009 ..........................              2        11.88            23         28.02%        11.22%        1.00%
    December 31, 2008 ..........................             --         9.28            --        -12.62%         0.00%        1.00%
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
    December 31, 2012 ..........................            140         2.38           335          6.25%         0.00%        1.00%
    December 31, 2011 ..........................            199         2.24           445        -12.84%         2.29%        1.00%
    December 31, 2010 ..........................            214         2.57           549         28.50%         1.99%        1.00%
    December 31, 2009 ..........................            209         2.00           418         56.25%         0.00%        1.00%
    December 31, 2008 ..........................            219         1.28           280        -43.61%         2.17%        1.00%
  Small-Cap Portfolio
    December 31, 2012 ..........................            161         2.53           423         11.45%         0.10%        1.00%
    December 31, 2011 ..........................            208         2.27           493         -4.22%         0.35%        1.00%
    December 31, 2010 ..........................            199         2.37           500         19.10%         0.11%        1.00%
    December 31, 2009 ..........................            192         1.99           410         34.46%         0.00%        1.00%
    December 31, 2008 ..........................            218         1.48           349        -28.16%         0.62%        1.00%
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio:
    December 31, 2012 ..........................            423         1.79           756         26.06%         0.89%        1.00%
    December 31, 2011 ..........................            442         1.42           626        -21.98%         1.66%        1.00%
    December 31, 2010 ..........................            508         1.82           924         13.04%         3.92%        1.00%
    December 31, 2009 ..........................            556         1.61           895         43.75%         0.00%        1.00%
    December 31, 2008 ..........................            533         1.12           596        -44.28%         0.91%        1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 TOTAL
                                                                               NET ASSETS                   INVESTMENT
                                                          UNITS               ------------       TOTAL        INCOME       EXPENSE
FUND DESCRIPTION                                         (000s)  UNIT VALUES     (000s)         RETURN        RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP INSURANCE TRUST:
  Emerging Markets Fund
    December 31, 2012 ..........................            174  $      2.29  $        398         27.93%         0.00%        1.00%
    December 31, 2011 ..........................            238         1.79           426        -26.34%         1.13%        1.00%
    December 31, 2010 ..........................            290         2.43           703         25.91%         1.04%        1.00%
    December 31, 2009 ..........................            685         1.93         1,324        109.78%         0.08%        1.00%
    December 31, 2008 ..........................            277         0.92           254        -65.02%         0.00%        1.00%
  Global Bond Fund
    December 31, 2012 ..........................             31         2.15            66          4.37%         2.34%        1.00%
    December 31, 2011 ..........................             42         2.06            86          7.29%         4.69%        1.00%
    December 31, 2010 ..........................             24         1.92            46          4.92%         6.11%        1.00%
    December 31, 2009 ..........................             71         1.83           130          5.17%         2.65%        1.00%
    December 31, 2008 ..........................             78         1.74           136          2.35%         8.96%        1.00%
  Global Hard Assets Fund
    December 31, 2012 ..........................            135         4.01           540          2.56%         0.61%        1.00%
    December 31, 2011 ..........................            148         3.91           578        -17.34%         1.36%        1.00%
    December 31, 2010 ..........................            182         4.73           862         27.84%         0.39%        1.00%
    December 31, 2009 ..........................            231         3.70           856         56.12%         0.25%        1.00%
    December 31, 2008 ..........................            273         2.37           648        -46.62%         0.27%        1.00%
  Multi-Manager Alternatives Fund
    December 31, 2012 ..........................             23         1.06            25          0.95%         0.00%        1.00%
    December 31, 2011 ..........................             56         1.05            59         -3.67%         0.78%        1.00%
    December 31, 2010 ..........................             22         1.09            24          3.81%         0.00%        1.00%
    December 31, 2009 ..........................             17         1.05            17         12.90%         0.15%        1.00%
    December 31, 2008 ..........................              4         0.93             4        -13.89%         0.09%        1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
    December 31, 2012 ..........................             31        18.63           574         16.58%         0.00%        1.00%
    December 31, 2011 ..........................             32        15.98           510         -0.56%         0.00%        1.00%
    December 31, 2010 ..........................             54        16.07           864         34.14%         0.00%        1.00%
    December 31, 2009 ..........................             38        11.98           458         38.98%         0.00%        1.00%
    December 31, 2008 ..........................             36         8.62           314        -44.92%         0.00%        1.00%
  Opportunity Fund
    December 31, 2012 ..........................            334         3.05         1,018         14.23%         0.10%        1.00%
    December 31, 2011 ..........................            380         2.67         1,013         -6.32%         0.14%        1.00%
    December 31, 2010 ..........................            393         2.85         1,121         22.32%         0.79%        1.00%
    December 31, 2009 ..........................            400         2.33           930         46.54%         0.00%        1.00%
    December 31, 2008 ..........................            329         1.59           524        -40.67%         1.93%        1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
                                                                    NOTES*      OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ........................................                  408,264.4      40,670.9     (52,528.9)    396,406.4
  Large Cap Growth ............................................                  559,699.1      44,488.5    (103,206.0)    500,981.6
  Mid Cap Growth ..............................................                  260,039.3      23,465.1     (32,878.0)    250,626.4
  Small Cap Growth ............................................                  785,341.0      36,547.8    (102,640.0)    719,248.8
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ...........................................                   26,338.8      20,953.8      (1,141.6)     46,151.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ....................................................                    7,586.0       2,426.7      (1,296.9)      8,715.8
  Income & Growth .............................................                   89,227.9      15,055.8      (4,371.2)     99,912.5
  Inflation Protection ........................................                    8,027.0       1,081.2        (886.1)      8,222.1
  International ...............................................                  431,812.3      54,013.2     (72,360.6)    413,464.9
  Large Company Value .........................................                      304.9            --            --         304.9
  Ultra .......................................................                      942.5       1,091.3        (102.2)      1,931.6
  Value .......................................................                  301,367.3      18,594.1     (24,063.7)    295,897.7
  Vista .......................................................                    6,141.3         220.2      (1,080.3)      5,281.2
COLUMBIA VARIABLE PRODUCTS TRUST:
  CVP Seligman Global Technology ..............................                  127,122.9      14,997.3     (18,062.6)    124,057.6
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ..........................................                    2,215.2       2,098.4         (27.1)      4,286.5
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index .......................................                    3,975.2      12,865.7      (7,731.1)      9,109.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................                  825,219.6     101,843.4     (82,218.5)    844,844.5
DREYFUS STOCK INDEX FUND: .....................................                2,465,525.8     232,226.8    (431,086.5)  2,266,666.1
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .........................................                   79,774.4       8,744.4     (20,539.9)     67,978.9
FEDERATED INSURANCE SERIES:
  High Income Bond II .........................................                  160,661.9      63,302.4     (52,055.8)    171,908.5
  Kaufmann II .................................................                   12,402.5         630.6      (1,149.7)     11,883.4
  Managed Volatility II .......................................                  134,725.4      34,581.2     (24,461.6)    144,845.0
GUGGENHEIM VARIABLE INSURANCE FUNDS: ..........................        a
  All-Asset Aggressive Strategy ...............................        b             138.8          91.8            --         230.6
  All-Asset Conservative Strategy .............................        b              47.3         376.1        (194.7)        228.7
  All-Asset Moderate Strategy .................................        b           3,426.0         379.4          (3.3)      3,802.1
  CLS AdvisorOne Amerigo ......................................        b              60.4            --            --          60.4
  Multi-Hedge Strategies ......................................        b             909.1         208.2        (301.9)        815.4
  Rydex Banking ...............................................        c             465.5       3,007.5      (3,076.8)        396.2
  Rydex Basic Materials .......................................        c          12,939.1       3,087.1      (6,719.5)      9,306.7
  Rydex Biotechnology .........................................        c           8,872.5      40,985.6     (17,203.5)     32,654.6
  Rydex Commodities Strategy ..................................        c             826.5       1,862.4      (1,245.0)      1,443.9
  Rydex Consumer Products .....................................        c           7,703.9       1,109.1        (894.3)      7,918.7
  Rydex Dow 2X Strategy .......................................        c           9,960.2       8,885.1     (12,637.7)      6,207.6
  Rydex Electronics ...........................................        c           1,804.1         524.7      (2,314.2)         14.6
  Rydex Energy ................................................        c          28,438.1       7,846.0      (7,180.9)     29,103.2
  Rydex Energy Services .......................................        c          49,805.3       3,592.9     (17,424.8)     35,973.4
  Rydex Europe 1.25X Strategy .................................        c           4,131.7         676.9        (577.4)      4,231.2
  Rydex Financial Services ....................................        c             705.6       3,115.7      (2,375.6)      1,445.7
  Rydex Government Long Bond 1.2X Strategy ....................        c         135,046.2      74,596.9    (160,013.3)     49,629.8
  Rydex Health Care ...........................................        c           3,693.9       1,837.8      (3,252.9)      2,278.8
  Rydex Internet ..............................................        c             955.4         580.7        (571.0)        965.1
  Rydex Inverse Dow 2X Strategy ...............................        c           7,388.9      22,902.8     (29,686.5)        605.2
  Rydex Inverse Government Long Bond Strategy .................        c          23,756.9       1,359.1     (15,469.9)      9,646.1
  Rydex Inverse Mid-Cap Strategy ..............................        c             496.5           6.4        (496.4)          6.5
  Rydex Inverse NASDAQ-100(R) Strategy ........................        c             618.9      31,330.4     (31,948.3)          1.0
  Rydex Inverse Russell 2000(R) Strategy ......................        c           1,645.0      18,406.4     (19,699.1)        352.3
  Rydex Inverse S&P 500 Strategy ..............................        c         116,388.9       6,482.2     (47,306.1)     75,565.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
                                                                    NOTES*      OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS:(continued)
  Rydex Japan 2X Strategy .....................................       c            1,913.4       1,440.7      (2,361.9)        992.2
  Rydex Leisure ...............................................       c            1,408.6          27.1        (471.9)        963.8
  Rydex Mid Cap 1.5X Strategy .................................       c           11,358.9      20,474.1     (27,882.3)      3,950.7
  Rydex NASDAQ-100(R) .........................................       c            6,909.6       5,941.3      (1,179.4)     11,671.5
  Rydex NASDAQ-100(R) 2X Strategy .............................       c           19,334.0      75,332.7     (77,949.8)     16,716.9
  Rydex Nova ..................................................       c              592.2         422.3          (0.1)      1,014.4
  Rydex Precious Metals .......................................       c           38,040.3      21,497.4     (19,064.4)     40,473.3
  Rydex Real Estate ...........................................       c            5,365.1       3,051.4      (4,227.7)      4,188.8
  Rydex Retailing .............................................       c            1,679.7       2,044.8      (2,260.5)      1,464.0
  Rydex Russell 2000(R) 1.5X Strategy .........................       c           85,533.8      14,343.1     (60,313.2)     39,563.7
  Rydex Russell 2000(R) 2X Strategy ...........................       c           76,748.5      23,782.5     (81,201.5)     19,329.5
  Rydex S&P 500 2X Strategy ...................................       c            2,926.2      11,084.4      (7,519.4)      6,491.2
  Rydex S&P 500 Pure Growth ...................................       c            8,422.4       1,327.8        (768.9)      8,981.3
  Rydex S&P 500 Pure Value ....................................       c            4,436.7         536.9      (1,895.4)      3,078.2
  Rydex S&P MidCap 400 Pure Growth ............................       c            7,191.5         419.7      (5,640.2)      1,971.0
  Rydex S&P MidCap 400 Pure Value .............................       c            3,646.2          81.4      (2,011.1)      1,716.5
  Rydex S&P SmallCap 600 Pure Growth ..........................       c            1,907.6          94.8         (68.9)      1,933.5
  Rydex S&P SmallCap 600 Pure Value ...........................       c            8,714.8       2,210.7      (8,413.7)      2,511.8
  Rydex Strengthening Dollar 2X Strategy ......................       c              324.5       9,523.6      (9,377.5)        470.6
  Rydex Technology ............................................       c              501.1         659.6        (373.2)        787.5
  Rydex Transportation ........................................       c              860.1          22.5        (791.6)         91.0
  Rydex U.S. Government Money Market ..........................       c          447,226.8            --    (306,688.4)    140,538.4
  Rydex Utilities .............................................       c           14,988.4       1,683.7      (6,025.0)     10,647.1
  Rydex Weakening Dollar 2X Strategy ..........................       c              237.1       1,218.6      (1,452.4)          3.3
  U.S. Long Short Momentum ....................................       b            7,195.6       3,422.3      (2,473.6)      8,144.3
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity .................................................                    6,374.1         551.7        (596.0)      6,329.8
  Diversified Dividend ........................................       d            5,457.6         434.4      (5,745.6)        146.4
  Global Health Care ..........................................                   53,195.3      17,392.1      (5,241.9)     65,345.5
  Global Real Estate ..........................................                  298,318.5      82,312.9     (35,599.3)    345,032.1
  High Yield ..................................................                    2,802.2       9,046.0        (444.5)     11,403.7
  Mid Cap Core Equity .........................................                   23,615.6         577.9      (4,023.4)     20,170.1
  Money Market ................................................       e                 --     423,247.6     (93,599.7)    329,647.9
  Technology ..................................................                   15,459.4       3,747.0      (1,067.0)     18,139.4
  Van Kampen Value Opportunities ..............................       f           38,216.9       7,316.7     (12,391.7)     33,141.9
JANUS ASPEN SERIES:
  Balanced ....................................................                   40,000.2      12,908.2     (16,388.9)     36,519.5
  Enterprise ..................................................                1,465,101.7      91,554.7    (251,718.7)  1,304,937.7
  Forty .......................................................                    4,870.4      11,312.3      (2,699.7)     13,483.0
  Janus .......................................................                1,541,700.8     113,215.7    (200,937.1)  1,453,979.4
  Overseas ....................................................                  404,874.7      75,267.0     (89,977.1)    390,164.6
  Perkins Mid Cap Value .......................................                    5,631.3         841.5      (1,511.1)      4,961.7
  Worldwide ...................................................                2,113,922.5     112,189.9    (277,792.0)  1,948,320.4
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity .....................................                   48,191.7       4,193.7     (10,573.1)     41,812.3
  International Equity ........................................                    6,970.3         210.5      (3,127.5)      4,053.3
  US Small-Mid Cap Equity .....................................                  202,963.6      19,094.7     (30,662.9)    191,395.4
  US Strategic Equity .........................................                   26,388.9         914.1      (4,975.0)     22,328.0
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .............................                    2,169.2         778.7        (419.1)      2,528.8
  ClearBridge Equity Income Builder I .........................                    1,274.8          97.7          (8.6)      1,363.9
  ClearBridge Fundamental All Cap Value I .....................                      676.4         250.1         (14.1)        912.4
  ClearBridge Large Cap Growth I ..............................                      487.0         480.8        (200.8)        767.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ........................                      950.7       2,171.8        (494.5)      2,628.0
  Western Asset Strategic Bond ................................                    8,236.9       5,324.9      (9,125.4)      4,436.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
                                                                    NOTES*      OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
  Capital Structure ..........................................                    48,950.3       4,618.9     (11,507.0)     42,062.2
  Growth and Income ..........................................                   443,258.8      39,570.7     (68,900.4)    413,929.1
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value ............................................        g          148,654.4      12,423.9     (31,846.0)    129,232.3
  Mid-Cap Growth .............................................                    13,049.4       3,465.5      (6,480.0)     10,034.9
  Mid Cap Instrinsic Value ...................................        h           22,216.6      17,922.6     (23,176.7)     16,962.5
  Short Duration Bond ........................................                   149,736.1      11,625.9     (50,645.8)    110,716.2
  Small-Cap Growth ...........................................                    22,936.9       6,772.9      (3,310.3)     26,399.5
  Socially Responsive ........................................                       486.4          58.0          (8.8)        535.6
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ...............................................                   625,267.6      58,216.9    (157,023.0)    526,461.5
  JNF Equity .................................................                 6,578,040.4     180,169.1    (893,319.2)  5,864,890.3
  JNF Equity - NQ ............................................                   202,540.2          68.0     (56,916.1)    145,692.1
  JNF Money Market ...........................................        i          561,173.5      59,299.5    (620,473.0)           --
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ..................................................                    12,970.9       9,555.5      (3,215.0)     19,311.4
  CommodityRealReturn Strategy ...............................                     1,627.4         476.9        (544.8)      1,559.5
  Emerging Markets Bond ......................................                     5,825.5       2,629.0      (3,128.2)      5,326.3
  Foreign Bond US Dollar-Hedged ..............................                       488.7       1,220.9        (143.9)      1,565.7
  Global Bond Unhedged .......................................                     3,001.3       4,425.8      (1,653.3)      5,773.8
  High Yield .................................................                     2,455.1       1,960.7      (1,267.2)      3,148.6
  Long Term US Government ....................................                    14,650.9       5,863.8     (14,099.4)      6,415.3
  Low Duration ...............................................                     5,967.6         545.2        (452.6)      6,060.2
  Real Return ................................................                   674,915.4     134,056.5    (137,278.9)    671,693.0
  Short-Term .................................................                     5,272.2       1,938.0      (3,114.7)      4,095.5
  Total Return ...............................................                   496,699.9     429,839.0    (124,471.9)    802,067.0
PIONEER VARIABLE CONTRACTS TRUST:
  Emerging Markets ...........................................                    22,745.1         720.6     (11,529.3)     11,936.4
  Equity Income ..............................................                   235,424.7      20,721.3      (5,667.3)    250,478.7
  Fund .......................................................                   115,337.0      18,225.0      (4,351.7)    129,210.3
  Fundamental Value ..........................................        j               53.5          23.4          (3.5)         73.4
  High Yield .................................................                    15,699.0       1,349.7      (8,691.0)      8,357.7
  Mid Cap Value ..............................................                     2,987.4         138.7      (1,649.1)      1,477.0
  Strategic Income ...........................................                     1,084.1       4,631.6      (3,861.5)      1,854.2
ROYCE CAPITAL FUND:
  Micro-Cap ..................................................                   198,702.1      15,485.0     (73,799.4)    140,387.7
  Small-Cap ..................................................                   207,768.9      16,022.2     (62,703.8)    161,087.3
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ......................................................                   441,911.1      83,175.9    (101,784.8)    423,302.2
VAN ECK VIP TRUST:
  Emerging Markets ...........................................                   238,426.2      19,490.8     (84,366.7)    173,550.3
  Global Bond ................................................                    41,656.8       2,602.2     (13,394.9)     30,864.1
  Global Hard Assets .........................................                   147,594.5      11,737.1     (24,440.1)    134,891.5
  Multi-Manager Alternatives .................................                    55,709.7      17,617.8     (49,871.4)     23,456.1
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ..................................................                    31,930.5       2,048.7      (3,168.6)     30,810.6
  Opportunity ................................................                   379,662.3      30,406.7     (76,545.7)    333,523.3
                                                                              ------------------------------------------------------
                                                                              26,369,131.6   3,390,345.9  (5,843,033.1) 23,916,444.4
                                                                              ======================================================

*  See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2011 was as follows:

                                                                                 NUMBER                                    NUMBER
                                                                                OF UNITS                                  OF UNITS
                                                                               BEGINNING       UNITS         UNITS          END
                                                                    NOTES*      OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation ........................................                  410,463.5      65,373.8     (67,572.9)    408,264.4
  Large Cap Growth ............................................                  592,895.7      53,336.8     (86,533.4)    559,699.1
  Mid Cap Growth ..............................................                  296,488.2      33,069.5     (69,518.4)    260,039.3
  Small Cap Growth ............................................                  862,426.6      40,150.6    (117,236.2)    785,341.0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ...........................................                   20,231.8       6,107.0            --      26,338.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced ....................................................                    7,457.0       9,165.2      (9,036.2)      7,586.0
  Income & Growth .............................................                   81,232.0      19,975.3     (11,979.4)     89,227.9
  Inflation Protection ........................................                    2,707.8      10,034.0      (4,714.8)      8,027.0
  International ...............................................                  518,055.5      45,784.6    (132,027.8)    431,812.3
  Large Company Value .........................................                      304.9            --            --         304.9
  Ultra .......................................................                    3,878.9         942.4      (3,878.8)        942.5
  Value .......................................................                  328,960.0      32,179.1     (59,771.8)    301,367.3
  Vista .......................................................                    7,165.8         886.8      (1,911.3)      6,141.3
COLUMBIA VARIABLE PRODUCTS TRUST: .............................       a
  CVP Seligman Global Technology ..............................       b           66,762.2     129,388.0     (69,027.3)    127,122.9
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond ..........................................                    5,476.0       3,441.0      (6,701.8)      2,215.2
DREYFUS INVESTMENT PORTFOLIOS:
  Small Cap Stock Index .......................................                    7,165.5       7,355.1     (10,545.4)      3,975.2
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................                  866,316.9      72,674.2    (113,771.5)    825,219.6
DREYFUS STOCK INDEX FUND: .....................................                2,877,609.8     132,447.2    (544,531.2)  2,465,525.8
DREYFUS VARIABLE INVESTMENT FUND:
  International Value .........................................                   87,092.3      27,460.9     (34,778.8)     79,774.4
FEDERATED INSURANCE SERIES:
  High Income Bond II .........................................                  225,014.8      54,319.0    (118,671.9)    160,661.9
  Kaufmann II .................................................                   30,823.5         799.1     (19,220.1)     12,402.5
  Managed Volatility II .......................................       c          180,605.4      15,486.7     (61,366.7)    134,725.4
INVESCO VARIABLE INSURANCE FUNDS:
  Van Kampen Value Opportunities ..............................       k           74,003.0       3,116.7     (38,902.8)     38,216.9
  Core Equity .................................................                    5,495.8         894.2         (15.9)      6,374.1
  Diversified Dividend ........................................    d, h                 --       6,166.3        (708.7)      5,457.6
  Financial Services (liquidated 04/29/11) ....................       e            8,291.0       1,842.1     (10,133.1)           --
  Global Health Care ..........................................                   46,614.6      38,436.1     (31,855.4)     53,195.3
  Global Real Estate ..........................................                  320,120.2      54,828.2     (76,629.9)    298,318.5
  High Yield ..................................................                    1,786.2       3,834.9      (2,818.9)      2,802.2
  Mid Cap Core Equity .........................................                   25,514.7       1,260.9      (3,160.0)     23,615.6
  Technology ..................................................                   51,841.0      89,978.0    (126,359.6)     15,459.4
JANUS ASPEN SERIES:
  Balanced ....................................................                   38,124.5       5,515.3      (3,639.6)     40,000.2
  Enterprise ..................................................                1,592,950.7      89,555.7    (217,404.7)  1,465,101.7
  Forty .......................................................                    7,811.6         616.9      (3,558.1)      4,870.4
  Janus .......................................................                1,622,592.3      92,944.3    (173,835.8)  1,541,700.8
  Overseas ....................................................                  501,999.2      95,345.2    (192,469.7)    404,874.7
  Perkins Mid Cap Value .......................................                    5,201.6       2,412.1      (1,982.4)      5,631.3
  Worldwide ...................................................                2,353,846.4     108,976.3    (348,900.2)  2,113,922.5
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity .....................................                   59,065.2       6,240.4     (17,113.9)     48,191.7
  International Equity ........................................                    7,245.9         102.6        (378.2)      6,970.3
  US Small-Mid Cap Equity .....................................                  197,020.5      30,276.0     (24,332.9)    202,963.6
  US Strategic Equity .........................................                   26,000.0       7,416.6      (7,027.7)     26,388.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I .............................                    2,581.8       2,087.7      (2,500.3)      2,169.2
  ClearBridge Equity Income Builder I .........................                      263.1       1,324.8        (313.1)      1,274.8
  ClearBridge Fundamental All Cap Value I .....................                      782.1         688.6        (794.3)        676.4
  ClearBridge Large Cap Growth I ..............................                      363.0       2,655.1      (2,531.1)        487.0
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond ........................                    4,679.9       5,420.6      (9,149.8)        950.7
  Western Asset Strategic Bond ................................                    7,477.7       6,155.8      (5,396.6)      8,236.9
LORD ABBETT SERIES FUND:
  Capital Structure ...........................................                   62,915.5       5,959.2     (19,924.4)     48,950.3
  Growth and Income ...........................................                  502,966.0      49,216.2    (108,923.4)    443,258.8
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Mid-Cap Growth ..............................................                   24,720.6      16,626.2     (28,297.4)     13,049.4
  Large Cap Value .............................................       l          144,220.1      60,792.3     (56,358.0)    148,654.4
  Mid Cap Intrinsic Value .....................................       m           38,374.2           2.3     (16,159.9)     22,216.6
  Short Duration Bond .........................................                  126,353.5      53,561.1     (30,178.5)    149,736.1
  Small-Cap Growth ............................................                   56,848.6      75,789.9    (109,701.6)     22,936.9
  Socially Responsive .........................................                      844.7       1,255.5      (1,613.8)        486.4
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced ................................................                  703,566.6      74,716.5    (153,015.5)    625,267.6
  JNF Equity ..................................................                7,375,376.4     158,383.1    (955,719.1)  6,578,040.4
  JNF Equity - NQ .............................................                  206,510.7          67.6      (4,038.1)    202,540.2
  JNF Money Market ............................................                  575,335.8     451,445.7    (465,608.0)    561,173.5
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ...................................................                   10,579.4      11,061.5      (8,670.0)     12,970.9
  CommodityRealReturn Strategy ................................                    5,994.7      16,987.6     (21,354.9)      1,627.4
  Emerging Markets Bond .......................................                    4,848.5       9,939.8      (8,962.8)      5,825.5
  Foreign Bond US Dollar-Hedged ...............................                      502.1       1,942.0      (1,955.4)        488.7
  Global Bond Unhedged ........................................                    3,467.8      17,083.5     (17,550.0)      3,001.3
  High Yield ..................................................                    4,227.5       7,210.6      (8,983.0)      2,455.1
  Long Term US Government .....................................                   10,587.3      14,622.1     (10,558.5)     14,650.9
  Low Duration ................................................                   10,597.4       6,015.6     (10,645.4)      5,967.6
  Real Return .................................................                  511,708.6     637,458.0    (474,251.2)    674,915.4
  Short-Term ..................................................                    7,816.2       4,459.4      (7,003.4)      5,272.2
  Total Return ................................................                  624,937.0     293,849.3    (422,086.4)    496,699.9
PIONEER VARIABLE CONTRACTS TRUST:
  Fundamental Value ...........................................       n               38.4          15.1            --          53.5
  Emerging Markets ............................................                   26,181.5      14,662.6     (18,099.0)     22,745.1
  Equity Income ...............................................                  231,484.8      12,682.8      (8,742.9)    235,424.7
  Fund ........................................................                  176,223.4      23,748.9     (84,635.3)    115,337.0
  High Yield ..................................................                    6,732.9      14,371.9      (5,405.8)     15,699.0
  Mid Cap Value ...............................................                    2,794.2         193.2            --       2,987.4
  Strategic Income ............................................                      492.1       4,359.6      (3,767.6)      1,084.1
ROYCE CAPITAL FUND:
  Micro-Cap ...................................................                  213,624.1      43,588.9     (58,510.9)    198,702.1
  Small-Cap ...................................................                  198,629.5      28,109.4     (18,970.0)    207,768.9
GUGGENHEIM VARIABLE INSURANCE FUNDS: ..........................       g
  Rydex Banking ...............................................       i              626.3       3,858.2      (4,019.0)        465.5
  Rydex Basic Materials .......................................       i           13,520.8       9,835.0     (10,416.7)     12,939.1
  Rydex Biotechnology .........................................       i            3,314.2      39,300.7     (33,742.4)      8,872.5
  Rydex Commodities Strategy ..................................       i            7,607.6      69,345.7     (76,126.8)        826.5
  Rydex Consumer Products .....................................       i            5,250.3      10,952.4      (8,498.8)      7,703.9
  Rydex Dow 2X Strategy .......................................       i            7,808.5      51,028.9     (48,877.2)      9,960.2
  Rydex Electronics ...........................................       i            1,256.8      14,806.7     (14,259.4)      1,804.1
  Rydex Energy ................................................       i           30,798.0      28,268.0     (30,627.9)     28,438.1
  Rydex Energy Services .......................................       i           38,983.7      54,444.5     (43,622.9)     49,805.3
  Rydex Europe 1.25X Strategy .................................       i            5,640.4       3,051.7      (4,560.4)      4,131.7
  Rydex Financial Services ....................................       i              766.8       2,648.6      (2,709.8)        705.6
  Rydex Government Long Bond 1.2X Strategy ....................       i           29,056.3     976,682.5    (870,692.6)    135,046.2
  Rydex Health Care ...........................................       i            2,920.4       6,458.0      (5,684.5)      3,693.9
  Rydex Internet ..............................................       i            1,641.6      12,278.8     (12,965.0)        955.4
  Rydex Inverse Dow 2X Strategy ...............................       i           39,413.0     129,903.7    (161,927.8)      7,388.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

GUGGENHEIM VARIABLE INSURANCE FUNDS:
  (continued)
  Rydex Inverse Government Long Bond Strategy .................       i         61,965.0     360,067.2     (398,275.3)     23,756.9
  Rydex Inverse Mid-Cap Strategy ..............................       i            496.5       7,955.8       (7,955.8)        496.5
  Rydex Inverse NASDAQ-100(R) Strategy ........................       i            452.2      99,215.2      (99,048.5)        618.9
  Rydex Inverse Russell 2000(R) Strategy ......................       i          1,467.7      35,851.2      (35,673.9)      1,645.0
  Rydex Inverse S&P 500 Strategy ..............................       i        104,108.5     809,626.5     (797,346.1)    116,388.9
  Rydex Japan 2X Strategy .....................................       i          1,915.6      27,705.8      (27,708.0)      1,913.4
  Rydex Leisure ...............................................       i          1,105.1       3,201.4       (2,897.9)      1,408.6
  Rydex Mid Cap 1.5X Strategy .................................       i         50,323.1      71,849.5     (110,813.7)     11,358.9
  Rydex NASDAQ-100(R) .........................................       i          9,895.3       3,177.7       (6,163.4)      6,909.6
  Rydex NASDAQ-100(R) 2X Strategy .............................       i         29,467.0      68,460.3      (78,593.3)     19,334.0
  Rydex Nova...................................................       i          2,431.6          41.3       (1,880.7)        592.2
  Rydex Precious Metals .......................................       i         21,150.1      69,503.4      (52,613.2)     38,040.3
  Rydex Real Estate ...........................................       i          8,628.8      11,834.4      (15,098.1)      5,365.1
  Rydex Retailing .............................................       i          1,219.4       7,396.5       (6,936.2)      1,679.7
  Rydex Russell 2000(R) 1.5X Strategy .........................       i         39,045.2      74,045.0      (27,556.4)     85,533.8
  Rydex Russell 2000(R) 2X Strategy ...........................       i        122,709.8     294,814.5     (340,775.8)     76,748.5
  Rydex S&P 500 2X Strategy ...................................       i            817.5      27,213.2      (25,104.5)      2,926.2
  Rydex S&P 500 Pure Growth ...................................       i         17,952.0       4,991.4      (14,521.0)      8,422.4
  Rydex S&P 500 Pure Value ....................................       i         18,740.2       3,450.7      (17,754.2)      4,436.7
  Rydex S&P MidCap 400 Pure Growth ............................       i         13,540.3      10,110.2      (16,459.0)      7,191.5
  Rydex S&P MidCap 400 Pure Value .............................       i          6,672.5       1,297.4       (4,323.7)      3,646.2
  Rydex S&P SmallCap 600 Pure Growth ..........................       i          1,801.2       8,486.9       (8,380.5)      1,907.6
  Rydex S&P SmallCap 600 Pure Value ...........................       i         31,833.5       2,597.6      (25,716.3)      8,714.8
  All-Asset Aggressive Strategy ...............................       h            138.8            --             --         138.8
  All-Asset Conservative Strategy .............................       h            164.9           0.3         (117.9)         47.3
  All-Asset Moderate Strategy .................................       h          6,431.6         903.7       (3,909.3)      3,426.0
  CLS AdvisorOne Amerigo ......................................       h            590.9         137.6         (668.1)         60.4
  Multi-Hedge Strategies ......................................       h            573.5         447.7         (112.1)        909.1
  U.S. Long Short Momentum ....................................       h         38,694.1       2,600.5      (34,099.0)      7,195.6
  Rydex Strengthening Dollar 2X Strategy ......................       i          5,707.6      23,956.7      (29,339.8)        324.5
  Rydex Technology ............................................       i          5,082.4       6,903.0      (11,484.3)        501.1
  Rydex Telecommunications ....................................       i            634.1         707.1       (1,341.2)           --
  Rydex Transportation ........................................       i          1,768.9       6,134.8       (7,043.6)        860.1
  Rydex U.S. Government Money Market ..........................       i         36,673.6   1,152,712.3     (742,159.1)    447,226.8
  Rydex Utilities .............................................       i         12,113.2      13,289.1      (10,413.9)     14,988.4
  Rydex Weakening Dollar 2X Strategy ..........................       i          3,343.7      18,934.4      (22,041.0)        237.1
SELIGMAN PORTFOLIOS, INC: .....................................       a
  Communications and Information ..............................       f        145,557.5      22,115.1     (167,672.6)           --
THIRD AVENUE VARIABLE SERIES TRUST:
  Value                                                                        508,185.8      45,119.4     (111,394.1)    441,911.1
VAN ECK VIP TRUST:
  Emerging Markets ............................................                289,630.4      30,954.3      (82,158.5)    238,426.2
  Global Bond .................................................                 23,714.5      52,049.6      (34,107.3)     41,656.8
  Global Hard Assets ..........................................                182,276.5      24,595.1      (59,277.1)    147,594.5
  Multi-Manager Alternatives ..................................                 21,910.1      58,097.5      (24,297.9)     55,709.7
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery                                                                     53,780.0       4,687.8      (26,537.3)     31,930.5
  Opportunity .................................................                393,012.0      36,864.2      (50,213.9)    379,662.3
                                                                           --------------------------------------------------------
                                                                            28,776,633.1   8,445,611.8  (10,853,113.3) 26,369,131.6
                                                                           ========================================================

* See Footnote 8 for details.

JEFFERSON NATIONAL LIFE VARIABLE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES
      FOR THE PERIOD ENDING DECEMBER 31, 2012:
a) The Guggenheim Variable Insurance Funds was formerly Rydex Variable Trust prior to its name change effective May 1, 2012.
b) The following funds in the Guggenheim Variable Insurance Funds, formerly Rydex Variable Trust, removed SGI from the fund names effective March 1, 2012:
      Guggenheim All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy
      Guggenheim All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy
      Guggenheim All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy
      Guggenheim CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo Guggenheim CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
      Guggenheim Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies Guggenheim U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum
c) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added "Rydex" as a prefix to the fund name as of May 1, 2012
d) Invesco V.I. Diversified Dividend Fund was formerly Invesco V.I. Diversified Growth Fund prior to its name change May 1, 2012.
e)    For the period May 1, 2012 (inception of fund) through December 31, 2012.
f) Invesco Van Kampen V.I. Value Opportunities Fund was formerly Invesco V.I. Basic Value Fund prior to its name change May 1, 2012.
g) Neuberger Large Cap Value Portfolio was formerly Neuberger Partners prior to its name change May 1, 2012.
h) Neuberger Mid Cap Intrinsic Value Portfolio was formerly Neuberger Regency Portfolio prior to its name change May 1, 2012.
i)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).
j) Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.
      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a) Seligman Portfolios merged with Columbia Variable Products Trust effective March 11, 2011.
b) CVP Seligman Global Technology was formerly Seligman Global Technology prior to its name change May 2, 2011.
c) Federated Managed Volatility II was formerly Federated Capital Income II prior to its name change December 2, 2011.
d)    For the period April 29, 2011 (inception of fund) through December 31,
      2011.
e)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
f) Seligman Portfolios Communications & Information merged with Seligman Portfolios Global Technology March 11, 2011.
g) The Guggenheim Variable Insurance Funds was formerly Rydex Variable Trust prior to its name change effective May 1, 2012.
h) The following funds in the Guggenheim Variable Insurance Funds, formerly Rydex Variable Trust, removed SGI from the fund names effective March 1, 2012
      Guggenheim All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy
      Guggenheim All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy
      Guggenheim All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy
      Guggenheim CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo Guggenheim CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont
      Guggenheim Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies Guggenheim U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum
i) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added "Rydex" as a prefix to the fund name as of May 1, 2012
j) Invesco V.I. Diversified Dividend Fund was formerly Invesco V.I. Diversified Growth Fund prior to its name change May 1, 2012.
k) Invesco Van Kampen V.I. Value Opportunities Fund was formerly Invesco V.I. Basic Value Fund prior to its name change May 1, 2012.
l) Neuberger Large Cap Value Portfolio was formerly Neuberger Partners prior to its name change May 1, 2012.
m) Neuberger Mid Cap Intrinsic Value Portfolio was formerly Neuberger Regency Portfolio prior to its name change May 1, 2012.
n) Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C (the "Account") as of December 31, 2012, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2012 and the financial highlights for each of the five years in the periods ended December 31, 2012. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.
      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2012, the results of its operations, changes in its net assets for the each of the two years in the period ended December 31, 2012, and financial highlights for each of the five years in the periods ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 19, 2013

================================================================================

                                  JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                  SPONSOR
                                  Jefferson National Life Insurance Company
                                  DISTRIBUTOR
                                  Jefferson National Securities Corporation
                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO USA, LLP

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2012 and 2011, and for each of the three years ended December 31, 2012.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2012 and for each of the two years ended December 31, 2012.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL

(1)  (a)         Resolution of Board of Directors of the Company            (10)
                 authorizing the reorganization of the Separate Account.

     (b)         Resolution Changing the Name of the Separate Account       (1)

(2)              Not Applicable.

(3)  (a)  (i)    Form of Principal Underwriter's Agreement of the Company   (1)
                 on behalf of the Separate Account and Inviva Securities
                 Corporation.

          (ii)   Form of Amendment to Principal Underwriter's Agreement     (1)

     (b)         Form of Selling Agreement                                  (1)

(4)  (a)         Form of Individual Single Premium Contract - Achievement.  (1)
                 (22-4026)

     (b)         Form of Individual Flexible Premium Contract. (22-4025)    (2)

     (c)         Form of Waiver of Contingent Deferred Sales Charges for    (1)
                 Unemployment Rider. (CVIC-4023)

     (d)         Form of Waiver of Contingent Deferred Sales Charges for    (1)
                 Nursing Care Confinement Rider. (CVIC-4020)

     (e)         Form of Waiver of Contingent Deferred Sales Charges for    (1)
                 Terminal Illness Rider. (CVIC-4021)

     (f)         Form of Sep. Acct Chg Endorsement                          (1)

     (g)         Form of Age 100 Endorsement (Annuity Date END 8-12)        (20)

     (h)         Form of 403(b) Endorsement (JNL-403(b) END 7-12            (20)

(5)              Form of Application for Individual Annuity Contract.       (1)
                 (JNL-6000)

(6)  (a)         Amended and Restated Articles of Incorporation of          (1)
                 Conseco Variable Insurance Company.

     (b)         Amended and Restated By-Laws of the Company.               (1)

(7)              Not Applicable.

(8)  (a)         Form of Participation Agreement dated October 23, 2002     (1)
                 with Conseco Series Trust and Conseco Equity Sales, Inc.
                 and amendments thereto dated September 10, 2003 and February 1, 2001.

          (i)    Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement dated October 23, 2002 by and among 40|86
                 Series Trust, 40|86 Advisors, Inc. and Jefferson
                 National Life Insurance Company.

     (b)  (i)    Form of Participation Agreement by and among A I M         (3)
                 Distributors, Inc., Jefferson National Life Insurance
                 Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (ii)   Form of Amendment dated April 6, 2004 to the               (1)
                 Participation Agreement by and among A I M Distributors,
                 Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (iii)  Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement by and among A I M Distributors, Inc.,
                 Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (iv)   Form of Amendment dated May 1, 2008 to the Participation   (15)
                 Agreement by and among A I M Distributors, Inc.,
                 Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.

          (v)    Form of amendment dated August 10, 2010 to the form of     (18)
                 Participation Agreement dated May 1, 2003 by and among
                 AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life

          (vi)   Form of amendment dated September 13, 2010 to the form     (18)
                 of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM
                 Distributors, and Jefferson National Life

     (c)  (i)    Form of Participation Agreement among the Alger American   (4)
                 Fund, Great American Reserve Insurance Company and Fred
                 Alger and Company, Inc. dated March 31, 1995.

          (ii)   Form of Amendment dated November 5, 1999 to the            (5)
                 Participation Agreement among the Alger American Fund,
                 Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iii)  Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement among the Alger American Fund,
                 Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to    (1)
                 the Participation Agreement among the Alger American
                 Fund, Great American Reserve Insurance Company and Fred
                 Alger and Company, Inc. dated March 31, 1995.

          (v)    Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement among the Alger American Fund, Jefferson
                 National Life Insurance Company and Fred Alger and
                 Company, Inc. dated March 31, 1995.

          (vi)   Form of Amendment dated May 1, 2008 to the Participation   (15)
                 Agreement among The Alger American Fund, Jefferson
                 National Life Insurance Company and Fred Alger and
                 Company, Inc. dated March 31, 1995.

     (d)  (i)    Form of Participation Agreement between Great American     (4)
                 Reserve Insurance Company and American Century
                 Investment Services as of 1997.

          (ii)   Form of Amendment dated November 15, 1997 to the           (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                 Services as of 1997.

          (iii)  Form of Amendment dated December 31, 1997 to the           (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                 Services as of 1997.

          (iv)   Form of Amendment dated January 13, 2000 to the            (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                 Services as of 1997.

          (v)    Form of Amendment dated February 9, 2001 to the            (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                 Services as of 1997.

          (vi)   Form of Amendments dated July 31, 2003 and March 25,       (1)
                 2004 to the Participation Agreement between Great
                 American Reserve Insurance Company and American Century Investment Services as of 1997.

          (vii)  Form of Amendments dated May 1, 2005 to the                (11)
                 Participation Agreement between Jefferson National Life Insurance Company and American Century Investment
                 Services as of 1997.

          (viii) Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement between Jefferson National Life Insurance
                 Company and American Century Investment Services as of
                 1997.

          (ix)   Form of Amendment dated May 1, 2007 to the Participation   (14)
                 Agreement between Jefferson National Life Insurance
                 Company and American Century Investment Services.

          (x)    Form of Amendment October 26, 2010 to the Participation    (18)
                 Agreement as of 1997 between Jefferson National Life
                 Insurance Company and American Century Investment Services

     (e)  (i)    Form of Participation Agreement dated May 1, 1995 by and   (5)
                 among Conseco Variable Insurance Company, Dreyfus
                 Variable Investment Fund, The Dreyfus Socially
                 Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                 Index Fund, Inc. and Dreyfus Investment Portfolios.

          (ii)   Form of Amendment dated March 21, 2002 to the              (5)
                 Participation Agreement dated May 1, 1995 by and among
                 Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                 Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                 and Dreyfus Investment Portfolios.

          (iii)  Form of Amendment dated May 1, 2003 to the Participation   (1)
                 Agreement dated May 1, 1995 by and among Conseco
                 Variable Insurance Company, Dreyfus Variable Investment
                 Fund, The Dreyfus Socially Responsible Growth Fund,
                 Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                 Dreyfus Investment Portfolios.

          (iv)   Form of Amendment dated May 1, 2005 to the Participation   (1)
                 Agreement dated May 1, 1995 by and among Jefferson
                 National Life Insurance Company, Dreyfus Variable
                 Investment Fund, The Dreyfus Socially Responsible Growth
                 Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                 and Dreyfus Investment Portfolios.

          (v)    Form of Amendment dated 2004 to the Participation          (11)
                 Agreement dated May 1, 1995 by and among Jefferson
                 National Life Insurance Company, Dreyfus Variable
                 Investment Fund, The Dreyfus Socially Responsible Growth
                 Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                 and Dreyfus Investment Portfolios.

     (f)  (i)    Form of Participation Agreement dated March 6, 1995 by     (4)
                 and among Great American Reserve Insurance Company and
                 Insurance Management Series, Federated Securities Corp.

          (ii)   Form of Amendment dated 1999 to the Participation          (5)
                 Agreement dated March 6, 1995 by and among Conseco
                 Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (iii)  Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                 Series and Federated Securities Corp.

          (iv)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement dated March 6, 1995 by and among Conseco
                 Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (v)    Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement dated March 6, 1995 by and among Jefferson
                 National Life Insurance Company, Federated Insurance
                 Series and Federated Securities Corp.

     (g)  (i)    Form of Participation Agreement by and among First         (6)
                 American Insurance Portfolios, Inc., First American
                 Asset Management and Conseco Variable Insurance Company dated 2001.

          (ii)   Form of Amendment dated April 25, 2001 to the              (5)
                 Participation Agreement by and among First American
                 Insurance Portfolios, Inc., First American Asset
                 Management and Conseco Variable Insurance Company dated
                 2001.

          (iii)  Form of Amendment dated May 1, 2003 to the Participation   (1)
                 Agreement by and among First American Insurance
                 Portfolios, Inc., First American Asset Management and
                 Conseco Variable Insurance Company dated 2001.

     (h)  (i)    Form of Participation Agreement among Janus Aspen Series   (1)
                 and Jefferson National Life Insurance Company dated May
                 1, 2003 and Form of Amendment dated July 2003 thereto.

          (ii)   Form of Amendment dated May 1, 2005 to the Participation   (11)
                 Agreement among Janus Aspen Series and Jefferson
                 National Life Insurance Company dated May 1, 2003.

          (iii)  Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement among Janus Aspen Series, Janus Distributors
                 LLC and Jefferson National Life Insurance Company dated February 1, 2001.

          (iv)   Form of Amendment dated May 1, 2008 to the Participation   (15)
                 Agreement among Janus Aspen Series, Janus Distributors
                 LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional)

     (i)  (i)    Form of Participation Agreement among Lazard Retirement    (1)
                 Series, Inc., Lazard Asset Management, LLC, Inviva
                 Securities Corporation and Jefferson National Life
                 Insurance Company dated May 1, 2003.

          (ii)   Form of Amendment dated March 21, 2004 to the              (1)
                 Participation Agreement among Lazard Retirement Series,
                 Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                 Company dated May 1, 2003.

     (j)  (i)    Form of Participation Agreement dated April 10, 1997 by    (4)
                 and among Lord, Abbett & Co. and Great American Reserve
                 Insurance Company.

          (ii)   Form of Amendment dated December 1, 2001 to the            (7)
                 Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                 Insurance Company.

          (iii)  Form of Amendment dated May 1, 2003 to the Participation   (1)
                 Agreement dated April 10, 1997 by and among Lord, Abbett
                 & Co. and Great American Reserve Insurance Company.

          (iv)   Form of Participation Agreement dated February 13, 2008    (16)
                 by and among Jefferson National Life Insurance Company,
                 Lord Abbett Series Fund, Inc. and Lord Abbett
                 Distributor LLC.

     (k)  (i)    Form of Participation Agreement dated April 30, 1997 by    (5)
                 and among Neuberger&Berman Advisers Management Trust,
                 Advisers Managers Trust, Neuberger&Berman Management
                 Incorporated and Great American Reserve Insurance
                 Company.

          (ii)   Form of Amendment dated May 1, 2000 to the Participation   (5)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Advisers Managers
                 Trust, Neuberger Berman Management Incorporated and
                 Conseco Variable Insurance Company.

          (iii)  Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                 Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

          (iv)   Form of Amendment dated May 1, 2004 to the Participation   (8)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (v)    Form of Amendment dated April 4, 2004 to the               (1)
                 Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                 Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

          (vi)   Form of Amendment dated May 1, 2005 to the Participation   (11)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (vii)  Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (viii) Form of Amendment dated May 1, 2007 to the Participation   (14)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (ix)   Form of Amendment dated May 1, 2009 to the Participation   (16)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

     (l)  (i)    Form of Participation Agreement dated May 1, 2003 by and   (1)
                 among PIMCO Variable Insurance Trust, PIMCO Advisors
                 Distributors LLC and Jefferson National Life Insurance
                 Company and amended dated April 13, 2004 thereto.

          (ii)   Form of Amendment dated May 1, 2005 to the Participation   (11)
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                 Jefferson National Life Insurance Company.

          (iii)  Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                 Jefferson National Life Insurance Company.

          (iv)   Form of Amendment dated May 1, 2008 to the Participation   (15)
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                 LLC and Jefferson National Life Insurance Company.

          (v)    Form of Amendment dated May 1, 2009 to the Participation   (16)
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors
                 LLC and Jefferson National Life Insurance Company.

          (vi)   Form of amendment dated October 1, 2010 to the             (18)
                 Participation Agreement dated May 1, 2003 among
                 Jefferson National Life Insurance Company, PIMCO
                 Variable Insurance Trust, and Allianz Global Investors Distributors

          (vii)  Form of Amendment dated January 23, 2012 to the            (19)
        `        Participation Agreement dated May 1, 2003 among
                 Jefferson National Life Insurance Company, PIMCO
                 Variable Insurance Trust, and PIMCO Investments LLC.

     (m)  (i)    Form of Participation Agreement dated May 1, 2003 among    (1)
                 Pioneer Variable Contract Trust, Jefferson National Life
                 Insurance Company, Pioneer Investment Management, Inc.
                 and Pioneer Funds Distributor, Inc.

          (ii)   Form of Amendment to the Participation Agreement dated     (11)
                 May 1, 2003 among Pioneer Variable Contract Trust,
                 Jefferson National Life Insurance Company, Pioneer
                 Investment Management, Inc. and Pioneer Funds
                 Distributor, Inc.

          (iii)  Form of Amendment to Participation Agreement dated May     (13)
                 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment
                 Management, Inc. and Pioneer Funds Distributor, Inc.

          (iv)   Form of Amendment to Participation Agreement dated May     (15)
                 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment
                 Management, Inc. and Pioneer Funds Distributor, Inc.

          (v)    Form of amendment to Participation Agreement dated May     (16)
                 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment
                 Management, Inc. and Pioneer Funds Distributor, Inc.

     (n)         Form of Participation Agreement dated May 1, 2003 by and   (1)
                 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                 5, 2004 thereto.

          (i)    Form of Amendment to Participation Agreement dated May     (13)
                 1, 2006 among Royce Capital Fund, Royce & Associates,
                 LLC and Jefferson National Life Insurance Company and
                 Inviva Securities Corporation.

          (ii)   Form of Amendment to Participation Agreement dated May     (15)
                 1, 2008 among Royce Capital Fund, Royce & Associates,
                 LLC and Jefferson National Life Insurance Company and
                 Jefferson National Securities Corporation.

     (o)  (i)    Form of Participation Agreement dated March 24, 2000 by    (9)
                 and among Conseco Variable Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

          (ii)   Form of Amendment dated April 13, 2004 to the Form of      (1)
                 Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable
                 Trust and PADCO Financial Services, Inc.

          (iii)  Form of Amendment dated May 1, 2005 to the Form of         (11)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

          (iv)   Form of Amendment dated May 1, 2006 to the Form of         (13)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

          (v)    Form of Amendment dated March 31, 2008 to the Form of      (15)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX
                 Variable Trust and Rydex Distributors, Inc.

          (vi)   Form of Amendment dated May 1, 2010 to the Form of         (17)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX
                 Variable Trust and Rydex Distributors, Inc.

          (vii)  Form of amendment dated November 18, 2010 to the Form of   (18)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex
                 Variable Trust, and Rydex Distributors.

     (p)  (i)    Form of Participation Agreement dated April 2004 between   (1)
                 Jefferson National Life Insurance Company and Citigroup
                 Global Markets Inc.

          (ii)   Form of Amendment dated May 1, 2005 to Form of             (10)
                 Participation Agreement dated April 2004 between
                 Jefferson National Life Insurance Company and Citigroup
                 Global Markets Inc.

          (iii)  Form of Amendment dated April 28, 2007 to Form of          (14)
                 Participation Agreement dated April 2004 between
                 Jefferson National Life Insurance Company and Citigroup
                 Global Markets Inc. (Legg Mason)

     (q)  (i)    Form of Participation Agreement dated May 1, 2000 by and   (6)
                 among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                 and Conseco Variable Insurance Company.

          (ii)   Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                 Conseco Variable Insurance Company.

          (iii)  Form of Amendment dated August 5, 2003 to the              (1)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                 Conseco Variable Insurance Company.

          (iv)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement dated May 1, 2000 by and among Seligman
                 Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                 Variable Insurance Company.

          (v)    Form of Amendment dated May 1, 2006 to the Participation   (13)
                 Agreement dated May 1, 2000 by and among Seligman
                 Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

          (vi)   Form of Amendment dated March 31, 2008 to the              (15)
                 Participation Agreement dated May 1, 2000 by and among
                 Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (r)  (i)    Form of Participation Agreement dated April 30, 1997 by    (5)
                 and among Great American Reserve Insurance Company,
                 Strong Variable Insurance Funds, Inc., Strong Special
                 Fund II, Inc, Strong Capital Management, Inc. and Strong
                 Funds Distributors, Inc.

          (ii)   Form of Amendment dated December 11, 1997 to               (5)
                 Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                 II, Inc., Strong Capital Management, Inc. and Strong
                 Funds Distributors, Inc.

          (iii)  Form of Amendment dated December 14, 1999 to               (5)
                 Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                 Variable Insurance Funds, Inc., Strong Opportunity Fund
                 II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

          (iv)   Form of Amendment dated March 1, 2001 to Participation     (5)
                 Agreement dated April 30, 1997 by and among Conseco
                 Variable Insurance Company, Strong Variable Insurance
                 Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                 Capital Management, Inc. and Strong Investments, Inc.

          (v)    Form of Amendments dated December 2, 2003 and April 5,     (1)
                 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                 Variable Insurance Funds, Inc., Strong Opportunity Fund
                 II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s)  (i)    Form of Participation Agreement dated May 1, 2003 with     (8)
                 by and among Third Avenue Management LLC and Jefferson
                 National Life Insurance Company.

          (ii)   Form of Amendment dated April 6, 2004 to the               (1)
                 Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                 Life Insurance Company.

     (t)  (i)    Form of Participation Agreement dated February 29, 2000    (5)
                 by and among Conseco Variable Insurance Company, Van Eck
                 Worldwide Insurance Trust and Van Eck Associates
                 Corporation.

          (ii)   Form of Amendment dated January 31, 2001 to                (5)
                 Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                 Worldwide Insurance Trust and Van Eck Associates
                 Corporation.

          (iii)  Form of Amendment dated January 31, 2001 to                (5)
                 Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                 Worldwide Insurance Trust and Van Eck Associates
                 Corporation.

          (iv)   Form of Amendment dated May 1, 2003 to Participation       (8)
                 Agreement dated March 1, 1995 by and among Van Eck
                 Worldwide Insurance Trust, Van Eck Associates
                 Corporation and Jefferson National Life Insurance
                 Company.

          (v)    Form of Amendment dated May 1, 2010 to Participation       (17)
                 Agreement dated March 1, 1995 by and among Van Eck
                 Worldwide Insurance Trust, Van Eck Associates
                 Corporation and Jefferson National Life Insurance
                 Company.

     (u)  (i)    Form of Participation Agreement between Jefferson          (1)
                 National Life Insurance Company, Bisys Fund Services LP,
                 Choice Investment Management Variable Insurance funds dated May 1, 2003.

          (ii)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement between Jefferson National Life Insurance
                 Company, Bisys Fund Services LP, Choice Investment
                 Management Variable Insurance funds dated May 1, 2003.

     (v)  (i)    Form of Participation Agreement between Jefferson          (11)
                 National Life Insurance Company, Wells Fargo Funds
                 Distributor, LLC and Wells Fargo Variable Trust dated
                 April 8, 2005.

          (ii)   Form of Amendment dated May 1, 2006 to Participation       (13)
                 Agreement between Jefferson National Life Insurance
                 Company, Wells Fargo Funds Distributor, LLC and Wells
                 Fargo Variable Trust dated April 8, 2005.

          (iii)  Form of Amendment dated May 1, 2008 to Participation       (15)
                 Agreement between Jefferson National Life Insurance
                 Company, Jefferson National Securities Corporation,
                 Wells Fargo Funds Distributor, LLC and Wells Fargo
                 Variable Trust dated April 8, 2005.

     (w)  (i)    Form of Participation Agreement between Jefferson          (11)
                 National Life Insurance Company, Rafferty Asset
                 Management, LLC and Potomac Insurance Trust dated May 1,
                 2005.

          (ii)   Form of Amendment dated May 1, 2006 to Participation       (13)
                 Agreement between Jefferson National Life Insurance
                 Company, Rafferty Asset Management, LLC and Potomac
                 Insurance Trust dated May 1, 2005.

          (iii)  Form of Amendment dated May 1, 2008 to Participation       (15)
                 Agreement between Jefferson National Life Insurance
                 Company, Rafferty Asset Management, LLC and Direxion
                 Insurance Trust dated May 1, 2005.

     (x)  (i)    Form of Participation Agreement between Jefferson          (13)
                 National Life Insurance Company, Alliance Capital
                 Management L.P. and AllianceBernstein Investment
                 Research and Management, Inc. dated May 1, 2006.

          (ii)   Form of Amendment dated March 8, 2008 to Form of           (15)
                 Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                 AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y)  (i)    Form of Participation Agreement between Northern Lights    (14)
                 Variable Trust and Jefferson National Life Insurance
                 Company dated May 1, 2007

          (ii)   Form of Amended Participation Agreement between Northern   (15)
                 Lights Variable Trust and Jefferson National Life
                 Insurance Company dated March 18, 2008.

     (z)  (i)    Form of Participation Agreement among Jefferson National   (17)
                 Life Insurance Company, Federated Insurance Series and
                 Federated Securities Corp. dated March, 2010.

     (aa) (i)    Form of Participation Agreement dated August 24, 2011 by   (19)
                 and among Jefferson National Life Insurance Company,
                 Rydex Variable Trust, SBL Fund, and Rydex Distributors,
                 LLC.

(9)              Opinion and Consent of Counsel.                            (20)

(10)             Consent of Independent Registered Public Accounting Firm.  (20)

(11)             Financial Statements omitted from Item 23 above.           N/A

(12)             Initial Capitalization Agreement.                          N/A

(13)      (i)    Powers of Attorney.                                        (1)

          (ii)   Powers of Attorney- Laurence Greenberg                     (12)

          (iii)  Powers of Attorney - Robert Jefferson                      (13)

          (iv)   Powers of Attorney - Joseph F. Vap                         (16)

          (v)    Powers of Attorney - for Mitchell H. Caplan                (17)

          (vi)   Powers of Attorney for - Robert C. Covington               (19)

          (vii)  Powers of Attorney for - Andrew T. Mulderry                (19)

          (viii) Powers of Attorney for - Steven F. Piaker                  (19)

          (ix)   Powers of Attorney for - Eric S. Schwartz                  (19)

           (x)   Powers of Attorney for - David Lau                         (20)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 37 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos.033-02460 and 811-04819) filed electronically on Form N-4 on May 3, 2004 (Accession Number 0001047469-04-015247).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 21 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002841).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 27 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003345).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 28 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003584).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 29 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002103).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 30 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001562).

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 31 and 43 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 28, 2010 (Accession Number 0000891092-10-001648).

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 32 and 44 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-002733)

(19) Incorporated herein by reference to Post-Effective Amendment Nos. 33 and 45 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-992378)

(20) Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville KY 40223, unless otherwise noted.

NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan              Director, Chief Executive Officer
Laurence P. Greenberg           Director, President
Craig A. Hawley                 Director, General Counsel and Secretary
David Lau                       Director, Chief Operating Officer
Joseph Vap                      Director, Chief Financial Officer and Treasurer
Robert C. Covington (1)         Director
Andrew T. Mulderry (2)          Director
Steven F. Piaker (3)            Director
Eric S. Schwartz (4)            Director


(1)   The business address of this director is 2 Lenon Place, Little Rock, AR
      72207

(2)   The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)   The business address of this director is 64 Arlen Way, West Hartford, CT
      06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                                                      ----------------------------
Revised 12/31/12                                                                                          Organizational Chart
                                                                                                      ----------------------------

 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees          New Investors          Employees              New Investors          Employees
    & Affiliates       9.3% of Series A     100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A     voting units (3)        non-voting           non-voting            voting units (6)        non-voting
  voting units (2)                             units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------

(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 1, 2013, the number of The Maxiflex Individual Annuity contracts funded by Jefferson National Life Annuity Account C was 4727 of which 4596 were qualified contracts and 131 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

     NAME                                           POSITIONS AND OFFICES
Craig A. Hawley                        President, General Counsel and Secretary
Jon Hurd*                              Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

      (c) ISC retains no compensation or commissions from the registrant.

                                         COMPENSATION
                                              ON
                       NET UNDERWRITING   REDEMPTION
  NAME OF PRINCIPAL      DISCOUNTS AND        OR        BROKERAGE
     UNDERWRITER          COMMISSIONS   ANNUITIZATION  COMMISSIONS  COMPENSATION
Jefferson National
Securities Corporation        None           None          None         None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program ("Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 34 and 45 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 19th day of April, 2013.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H Caplan *
Name:   Mitchell H. Caplan

Title: CHIEF EXECUTIVE OFFICER

       SIGNATURE                             TITLE                       DATE

/s/ Mitchell H. Caplan*       Director, Chief Executive Officer       04/19/2013
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*    Director, President                     04/19/2013
Name: Laurence Greenberg

/s/ David Lau*                Director, Chief Operating Officer       04/19/2013
Name: David Lau

/s/ Joseph F. Vap*            Director, Chief Financial Officer       04/19/2013
Name: Joseph F. Vap           and Treasurer

/s/ Andrew Mulderry*          Director                                04/19/2013
Name: Andrew Mulderry

/s/ Robert C. Covington*      Director                                04/19/2013
Name: Robert C. Covington

/s/ Eric Schwartz*            Director                                04/19/2013
Name: Eric Schwartz

/s/ Steven F. Piaker*         Director                                04/19/2013
Name: Steven F. Piaker

/s/ Craig A. Hawley*          Director, General Counsel &             04/19/2013
Name:  Craig A. Hawley        Secretary
Attorney in Fact

                                 EXHIBIT INDEX

(4)   (g)    Form of Age 100 Endorsement (Annuity Date END 8-12)

      (h)    Form of 403(b) Endorsement (JNL-403(b) END 7-12

(9)          Opinion and Consent of Counsel.

(10)         Consent of Independent Registered Public Accounting Firm.

(13)  (x)    Powers of Attorney for - David Lau